As filed with the Securities and Exchange	Registration No. 033-34370*
Commission on April 22, 2015	Registration No. 811-02512

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
Post-Effective Amendment No. 72 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 and Amendment to REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account B

(Exact Name of Registrant)

of

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

(Name of Depositor)

One Orange Way

Windsor, Connecticut 06095-4774

(860) 580-4646

(Address and Telephone Number of Depositor’s Principal Office)

Brian H. Buckley, Senior Counsel One Orange Way Windsor, Connecticut 06095-4774 (860) 580-2810 (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:  As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on May 1, 2015, pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date), pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Group or Individual Deferred Variable Annuity Contracts

____________________________________________________________________________________________

*   Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the following earlier Registration Statement: 33-87932.

PART A

Voya Retirement Insurance and Annuity Company

and its Variable Annuity Account B

Voya Marathon Plus

Supplement dated May 1, 2015 to the Contract Prospectus dated May 1, 2015

This supplement updates the Prospectus for your variable annuity contract.  Please read it carefully and keep it with your copy of the Prospectus for future reference.  If you have any questions, please call Customer Service at
1-800-366-0066.

_____________________________________________________________________________________________________________________________________________________________________

NOTICE OF AND IMPORTANT INFORMATION ABOUT UPCOMING
FUND REORGANIZATIONS

The Board of Directors of Voya Investors Trust approved a proposal to reorganize the following “Merging Portfolios” with and into the following “Surviving Portfolios.” Subject to shareholder approval, the reorganizations are expected to take place after the close of business on or about August 14, 2015 (the “Reorganization Date”).

Merging Portfolios	Surviving Portfolios
VY® Franklin Mutual Shares Portfolio (Class S)	Voya Large Cap Value Portfolio (Class S)
VY® Franklin Templeton Founding Strategy Portfolio (Class S)	Voya Solution Moderately Aggressive Portfolio (Class S)

As a result of the merger, effective on the Reorganization Date, the Voya Solution Moderately Aggressive Portfolio (Class S) will be added as an available investment option and the following information will be  added to “Appendix III – Description of Underlying Funds” in your Prospectus.

Fund Name and Investment Adviser/Subadviser	Investment Objective
Voya Solution Moderately Aggressive Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide capital growth through a diversified asset allocation strategy.

Prior to the Reorganization Date, you may reallocate your contract value in each Merging Portfolio to another investment portfolio or fixed option currently available under your contract. This reallocation will neither count as a transfer for purposes of our Excessive Trading Policy nor be subject to a transfer charge under the contract.

On the Reorganization Date, your contract value remaining in each Merging Portfolio will automatically become an investment in the corresponding Surviving Portfolio with an equal total net asset value. You will not incur any tax liability because of this automatic reallocation and your contract value immediately before the reallocation will equal your contract value immediately after the reallocation.

After the Reorganization Date, the Merging Portfolios will no longer be available under the contract. Unless you provide us with alternative allocation instructions, after the Reorganization Date all future allocations directed to each Merging Portfolio will be automatically allocated to the corresponding Surviving Portfolio, if the Surviving Portfolio is then available to new investments. If the Surviving Portfolio is not available to new investments, future allocations will be allocated pro rata among the other available funds you have selected in your allocation instructions, if any. You may provide alternative instructions by calling Customer Service at the number above.

As of the Reorganization Date, all references in the prospectus to the Merging Portfolios are deleted. For more information, or information related to Investment Option Restrictions and asset allocation requirements, please refer to your prospectus or call Customer Service.

X.MARPL-15	May 2015

Voya Retirement Insurance and Annuity Company

Variable Annuity Account B of Voya Retirement Insurance and Annuity Company

Deferred Variable Annuity Contract

Voya Marathon Plus

May 1, 2015

The Contracts. The contracts described in this prospectus are group or individual “Marathon Plus” deferred variable annuity contracts issued by Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us,” “our”). They are issued to you, the contract holder, as either a nonqualified deferred annuity; a qualified individual retirement annuity (“IRA”) under Section 408(b) of the Internal Revenue Code of 1986, as amended (“Tax Code”); a qualified Roth IRA under Section 408A of the Tax Code; or as a qualified contract for use with certain employer sponsored retirement plans. Prior to May 1, 1998, the contracts were available as tax-deferred annuities as described under Section 401(a) of the Tax Code. The contracts are not available as SIMPLE IRAs under Tax Code Section 408(p). We do not currently offer this contract for sale to new purchasers.

Why Reading this Prospectus Is Important. This prospectus contains facts about the contracts and their investment options that you should know before purchasing. This information will help you decide if the contracts are right for you. Please read this prospectus carefully.

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the “separate account”), a separate account of the Company. Each subaccount invests in one of the mutual funds listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

The Funds. Information about the funds in which the subaccounts invest is located in Appendix III - Description of Underlying Funds and in each fund prospectus. A prospectus containing more information on each Underlying Fund may be obtained by calling Customer Service at 1-800-366-0066. You may also obtain a prospectus or SAI for any of the funds by calling that number. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference. If you received a summary prospectus for any of the funds available through your contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Getting Additional Information. You may obtain free of charge the May 1, 2015, Statement of Additional Information (“SAI”) about the separate account by indicating your request on your application or calling us at 1-800-366-0066. You may also obtain free of charge the most recent annual and/or quarterly report of Voya Retirement Insurance and Annuity Company by calling us at that number. The Securities and Exchange Commission (“SEC”) also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the EDGAR Database on the SEC website, www.sec.gov, or at the SEC Public Reference Room in Washington, D.C. You may call 1-202-942-8090 or 1-800-SEC-0330 to get information about the operations of the Public Reference Room. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an email request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, 100 F Street, N.E., Room 1580, Washington, D.C. 20549-0102. The SAI table of contents is listed in this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

MARPL - Voya Marathon Plus

Fixed Interest Options.

  Voya Guaranteed Account (the “Guaranteed Account”)
  Fixed Account

Except as specifically mentioned, this prospectus describes only the investment options offered through the separate account. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate Guaranteed Account prospectus. To obtain a copy, write to Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call 1-800 366-0066, or access the SEC’s website (www.sec.gov).

Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state.

These contracts are not deposits with, obligations of or guaranteed by any bank, nor are they insured by the FDIC. The contracts are subject to investment risk, including the possible loss of the principal amount of your investment.

We pay compensation to broker/dealers whose registered representatives sell the contract. See “Other Topics – Contract Distribution,” for further information about the amount of compensation we pay.

Variable Investment Options

The investment portfolios that comprise the subaccounts currently open and available to new premiums and transfers under your contract are:

Calvert VP SRI Balanced Portfolio

Fidelity® VIP Equity-Income Portfolio (Class I)

Fidelity® VIP Index 500 Portfolio (Class I)

Voya Balanced Portfolio (Class I)

Voya Global Bond Portfolio (Class I)

Voya Global Perspectives Portfolio (Class ADV)(1)

Voya Global Value Advantage Portfolio (Class S)

Voya Growth and Income Portfolio (Class I)

Voya High Yield Portfolio (Class S)

Voya Index Plus LargeCap Portfolio (Class I)

Voya Intermediate Bond Portfolio (Class I)

Voya International Index Portfolio (Class I)

Voya Large Cap Growth Portfolio (Class I)

Voya Large Cap Value Portfolio (Class S)

Voya MidCap Opportunities Portfolio (Class S)

Voya Money Market Portfolio (Class I)

Voya Retirement Conservative Portfolio (Class ADV)(1)

Voya Retirement Growth Portfolio (Class ADV)(1)

Voya Retirement Moderate Growth Portfolio (Class ADV)(1)

Voya Retirement Moderate Portfolio (Class ADV)(1)

Voya RussellTM Large Cap Growth Index Portfolio (Class I)

Voya RussellTM Large Cap Index Portfolio (Class I)

Voya RussellTM Large Cap Value Index Portfolio (Class S)

Voya Small Company Portfolio (Class I)

Voya SmallCap Opportunities Portfolio (Class S)

Voya Strategic Allocation Conservative Portfolio (Class I)(1)

Voya Strategic Allocation Growth Portfolio (Class I)(1)

Voya Strategic Allocation Moderate Portfolio (Class I)(1)

VY® Baron Growth Portfolio (Class S)

VY® BlackRock Inflation Protected Bond Portfolio (Class S)

VY® FMR® Diversified Mid Cap Portfolio (Class I) (2)

VY® Franklin Income Portfolio (Class S)

VY® Franklin Mutual Shares Portfolio (Class S)

VY® Franklin Templeton Founding Strategy Portfolio (Class S)(1)

VY® Invesco Equity and Income Portfolio (Class I)

VY® JPMorgan Emerging Markets Equity Portfolio (Class I)

VY® JPMorgan Small Cap Core Equity Portfolio (Class I)

VY® Oppenheimer Global Portfolio (Class I)

VY® Pioneer High Yield Portfolio (Class I)

VY® T. Rowe Price Capital Appreciation Portfolio (Class S)

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)

VY® T. Rowe Price Growth Equity Portfolio (Class I)

VY® Templeton Foreign Equity Portfolio (Class I)

(1)   These investment portfolios are offered in a “fund of funds” structure.  See “Investment Options – Mutual Fund (Fund) Descriptions” and “Fees - Fund Expenses” for more information about these investment portfolios.

(2)   FMR® is a registered service mark of Fidelity Management & Research Company.  Used with permission.

More information can be found in the appendices. Appendix III highlights each portfolio’s investment objective and adviser (and any subadviser or consultant), as well as indicates recent portfolio changes.  See “Appendix IV” for all subaccounts and valuation information.  If you received a summary prospectus for any of the underlying investment portfolios available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the portfolio's summary prospectus.

MARPL - Voya Marathon Plus

TABLE OF CONTENTS

APPENDIX III – Description of Underlying Funds............................................................................................................. III-1

APPENDIX IV – Condensed Financial Information.......................................................................................................... IV-1

MARPL - Voya Marathon Plus

CONTrACT OVERVIEW

The following is intended as a summary. Please read each section of this prospectus for additional detail.

Questions:

Contacting the Company. To answer your questions, contact your sales representative or write or call Customer Service at:

Customer Service

P.O. Box 9271

Des Moines, IA 50306-9271

1-800-366-0066

Sending Forms and Written Requests in Good Order. If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in “good order.” We can only act upon requests that are received in good order.

Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

Sending Additional Purchase Payments. Use the following addresses when sending additional purchase payments.

If using the U.S. Postal Service:	If using express mail:
Customer Service	Customer Service
P.O. Box 9271	909 Locust Street
Des Moines, IA 50306-9271	Des Moines, IA 50309-2899

Express mail packages should not be sent to the P.O. Box address.

Contract Design:

The contract described in this prospectus is a group or individual deferred variable annuity contract. It is intended to be a retirement savings vehicle that offers a variety of investment options to help meet long-term financial goals. The term “contract” in this prospectus refers to individual contracts and to certificates issued under group contracts.

Contract Facts:

Free Look/Right to Cancel. You may cancel your contract within ten days (some states require more than ten days) of receipt. See “Right To Cancel.”

Death Benefit. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. Any death benefit during the income phase will depend upon the income phase payment option selected. See “Death Benefit” and “The Income Phase.”

Withdrawals. During the accumulation phase you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See “Withdrawals.” Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. See “Appendix I.”

Systematic Distribution Options. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See “Systematic Distribution Options.”

Fees and Expenses. Certain fees and expenses are deducted from the value of your contract. See “Fee Table” and “Fees.”

MARPL - Voya Marathon Plus                                                                 1

Taxation. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs, 401(a) and 457 plans) also defer payment of taxes on earnings until they are withdrawn. If you are considering funding a tax-qualified retirement arrangement with an annuity contract, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative.

Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “Federal Tax Considerations.”

Use of an Annuity Contract in an IRA or other Qualified Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of an Individual Retirement Account or other qualified retirement account, an annuity contract is not necessary to obtain this favorable tax treatment. However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your sales representative taking into account the additional fees and expenses you may incur in an annuity. See “Purchase and Rights.”

Contract phases

I.     The Accumulation Phase (accumulating dollars under your contract)

STEP 1:  You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment. If you elected the premium bonus option we will also credit your account with a premium bonus.

STEP 2:  You direct us to invest your purchase payment and the premium bonus, if applicable, in one or more of the following investment options:

•         Fixed Interest Options; or

•         Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account B. Each one invests in a specific mutual fund.)

STEP 3:  Each subaccount you select purchases shares of its assigned fund.

II.    The Income Phase (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract you may select from the options available. The contract offers several income phase payment options (see “The Income Phase”). In general, you may:

•      Receive income phase payments for a specified period of time or for life;

•      Receive income phase payments monthly, quarterly, semi-annually or annually;

•      Select an income phase payment option that provides for payments to your beneficiary; or

•      Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

MARPL - Voya Marathon Plus                                                                 2

FEE TAble

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted. See “The Income Phase” for the different fees that may apply after you begin receiving payments under the contract.

Maximum Transaction Fees:

Early Withdrawal Charge

(As a percentage of payments withdrawn.)

Contracts Issued Outside of the State of New York
Contracts Other Than Roth IRA Contracts:
Years from Receipt of Purchase Payment	Early Withdrawal Charge
Less than 2 2 or more but less than 4 4 or more but less than 5 5 or more but less than 6 6 or more but less than 7 7 or more	7% 6% 5% 4% 3% 0%
Roth IRA Contracts[1]
Completed Account Years	Early Withdrawal Charge
Less than 1 1 or more but less than 2 2 or more but less than 3 3 or more but less than 4 4 or more but less than 5 5 or more	5% 4% 3% 2% 1% 0%

1    If the purchase payment is a rollover from another contract issued by us or one of our affiliates and the early withdrawal charge was waived, the early withdrawal charge will be based on the number of completed account years since the date of the initial payment to the former contract.

Contracts Issued in the State of New York:
Years from Receipt of Purchase Payment	Early Withdrawal Charge
Less than 1 1 or more but less than 2 2 or more but less than 3 3 or more but less than 4 4 or more but less than 5 5 or more but less than 6 6 or more but less than 7 7 or more	7% 6% 5% 4% 3% 2% 1% 0%

Annual Maintenance Fee ................................................................................. $30.00[2]

Transfer Charge ................................................................................................ $ 0.00[3]

Overnight Charge ............................................................................................. $20.00[4]

2    The annual maintenance fee will be waived if your account value is $50,000 or greater on the date this fee is due. See “Fees - Transaction Fees - Annual Maintenance Fee.”

3    During the accumulation phase we currently allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

4       You may choose to have this charge deducted from the amount of a withdrawal you would like sent to you by overnight delivery.

MARPL - Voya Marathon Plus                                                                 3

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Fees Deducted from Investments in the Separate Account

Amount During the Accumulation Phase.

(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

Contracts Issued Outside of the State of New York

  Other than Roth IRA Contracts Issued before May 1, 1998

Mortality and Expense Risk Charge                                                                                                1.25%5

Administrative Expense Charge                                                                                       0.15%

Total Separate Account Expenses                                                                                   1.40%

  Roth IRA Contracts and Contracts Issued on or after May 1, 1998

Mortality and Expense Risk Charge                                                                                                1.10%5

Administrative Expense Charge                                                                                       0.15%

Total Separate Account Expenses                                                                                   1.25%

Contracts Issued in New York

  All Contracts

Mortality and Expense Risk Charge                                                                                                1.25%5

Administrative Expense Charge                                                                                       0.15%

Total Separate Account Expenses                                                                                   1.40%

Amount During the Income Phase.

(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

  All Contracts

Mortality and Expense Risk Charge                                                                                                1.25%5

Administrative Expense Charge                                                                       0.00% - 0.25%6

Total Separate Account Expenses                                                                   1.25% - 1.50%

5    Under certain contracts the mortality and expense risk charge during the accumulation period may be reduced. See “Fees - Fees Deducted from Investments in the Separate Account - Mortality and Expense Risk Charge.”

6    We currently do not deduct an administrative expense charge during the income phase; however, we reserve the right to deduct the daily charge of not more than 0.25% per year. See “The Income Phase - Charges Deducted.”

MARPL - Voya Marathon Plus                                                                 4

Fees Deducted by the Funds

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses):	0.10%	1.62%

Examples

These examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, applicable to each type of contract, contract fees, separate account annual expenses, and fund fees and expenses. The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the contracts and of any of the funds without taking into account any fee waiver or expense reimbursement arrangements that may apply.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

For Contracts Other Than Roth IRA Contract Issued Outside of the State of New York

1) If you withdraw your entire account value at the end of the applicable time period:
1 year	3 years	5 years	10 years
$992	$1,493	$2,020	$3,206
2) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:*
1 year	3 years	5 years	10 years
$292	$893	$1,520	$3,206

*    This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example 1).

For Contracts Issued In the State of New York

1) If you withdraw your entire account value at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,006	$1,437	$1,892	$3,344
2) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:*
1 year	3 years	5 years	10 years
$306	$937	$1,592	$3,344

*    This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example 1).

MARPL - Voya Marathon Plus                                                                 5

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. Please refer to the fund prospectuses for more information and to learn more about additional factors.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. Please see “Fees - Fund Expenses” for more information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. Please see “Fees – Fund Expenses” for more information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

condensed financial information

Understanding Condensed Financial Information. In Appendix IV of this prospectus, we provide condensed financial information about the Variable Annuity Account B subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract.

Financial Statements

The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account B and the consolidated financial statements and the related notes to consolidated financial statements for Voya Retirement Insurance and Annuity Company are located in the Statement of Additional Information.

MARPL - Voya Marathon Plus                                                                 6

investment options

The contract offers variable investment options and fixed interest options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the “separate account”), a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

  Mutual Fund (Fund) Descriptions:  We provide brief descriptions of the funds in Appendix III. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from Customer Service at the address and phone number listed in “Contract Overview - Questions:  Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Room. If you received a summary prospectus for any of the funds available through your contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus.

Certain funds offered in a “fund of funds” structure may have higher fees and expenses than a fund that invests directly in debt and equity securities.

Fixed Interest Options. If available in your state, the fixed interest option is the Voya Guaranteed Account (the “Guaranteed Account”) or the Fixed Account. The Guaranteed Account offers certain guaranteed minimum interest rates for a stated period of time. Amounts must remain in the Guaranteed Account for specific periods to receive the quoted interest rates, or a market value adjustment will be applied. The market value adjustment may be positive or negative. The Fixed Account guarantees payment of the minimum interest rate specified in the contract. The Fixed Account is only available in certain states. For a description of these options, see “Appendices I and II” and the Guaranteed Account prospectus.

Selecting Investment Options

  Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

  Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

  Be informed. Read this prospectus, the fund prospectuses, the Guaranteed Account and Fixed Account appendices and the Guaranteed Account prospectus.

Limits on Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

Limits on How Many Investment Options You May Select. Although there is currently no limit, we reserve the right to limit the number of investment options you may select at any one time or during the life of the contract. For purposes of determining any limit, each subaccount and each guaranteed term of the Guaranteed Account, or an investment in the Fixed Account in certain contracts where the Guaranteed Account is not available, will be considered an option.

MARPL - Voya Marathon Plus                                                                 7

Additional Risks of Investing in the Funds (Mixed and Shared Funding). “Shared funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

“Mixed funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

  Shared - bought by more than one company
  Mixed - bought for annuities and life insurance

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund’s Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

transfers among investment options (EXCESSIVE TRADING POLICY)

You may transfer amounts among the available subaccounts. During the accumulation phase we allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. During the income phase, if approved in your state, transfers are limited to four per year and allowed only if you select variable payments.

Transfers from the Guaranteed Account are subject to certain restrictions and may be subject to a market value adjustment. Transfers from the Fixed Account are subject to certain restrictions, and transfers into the Fixed Account from any of the other investment options are not allowed. Transfers must be made in accordance with the terms of your contract.

Transfer Requests. Requests may be made in writing, by telephone or, where applicable, electronically.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

•         Increased trading and transaction costs;

•         Forced and unplanned portfolio turnover;

•         Lost opportunity costs; and

•         Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the contract.

Excessive Trading Policy. We and the other members of the Voya® family of companies that provide multi-fund variable insurance and retirement products, have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

•         Meets or exceeds our current definition of Excessive Trading, as defined below; or

•         Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

MARPL - Voya Marathon Plus                                                                 8

We currently define Excessive Trading as:

•         More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or

•         Six round-trips involving the same fund within a twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

•         Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);

•         Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;

•         Purchases and sales of fund shares in the amount of $5,000 or less;

•         Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and

•         Transactions initiated by us, another member of the Voya family of insurance companies or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter  warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit  (VRU), telephone calls to Customer Service, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip in the prior twelve month period will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of the warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those which involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

MARPL - Voya Marathon Plus                                                                 9

We do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Underlying Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the Voya family of insurance companies, either by prospectus or stated contract, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of premium or contract value to the fund or all funds within the fund family.

Value of Your Transferred Dollars. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at Customer Service or, if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transactions: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These may include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. Please be advised that the risk of a fraudulent transaction is increased with telephone or electronic transactions (for example, a facsimile withdrawal request form), even if appropriate identifying information is provided. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

The Dollar Cost Averaging Program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain subaccounts, the Guaranteed Account or Fixed Account to any of the other subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from a guaranteed term of the Guaranteed Account during participation in the dollar cost averaging program. If such participation is discontinued, we will automatically transfer the remaining balance in that guaranteed term to another guaranteed term of the same duration, unless you initiate a transfer into another investment option. In either case a market value adjustment will apply. See “Appendix III” for more information about dollar cost averaging from the Guaranteed Account. If dollar cost averaging is stopped with respect to amounts invested in the Fixed Account, the remaining balance will be transferred to the money market subaccount.

MARPL - Voya Marathon Plus                                                                10

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each calendar year. For additional information about this program, contact your sales representative or call us at the number listed in “Contract Overview - Questions:  Contacting the Company.”

In certain states purchase payments allocated to the Fixed Account may require participation in the dollar cost averaging program.

The Account Rebalancing Program. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. You may participate in this program by completing the account rebalancing section of your application or by contacting us at the address and/or number listed in “Contract Overview - Questions: Contacting the Company.”

purchase and rights

How to Purchase:  Please note that this contract is no longer available for purchase, although you may continue to make purchase payments under existing contracts. We and our affiliates offer various other products with different features and terms than these contracts that may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative.

  Individual Contracts. In some states, where group contracts are not available, you may purchase the contract directly from us by completing an application and delivering it and your initial purchase payment to us. Upon our approval we will issue you a contract and set up an account for you under the contract.

  Group Contracts. In most states we have distributors, usually broker-dealers or banks, who hold the contract as a group contract (see “Other Topics - Contract Distribution”). You may purchase an interest (or, in other words, participate) in the group contract by contacting a distributor and completing an application and delivering it with your initial purchase payment to that distributor. Upon our approval, we will set up an account for you under the group contract and issue you a certificate showing your rights under the contract.

  Joint Contracts (generally spouses). For a nonqualified contract, you may participate in a group contract as a joint contract holder. References to “contract holder” in this prospectus mean both contract holders under joint contracts. Tax law prohibits the purchase of qualified contracts by joint contract holders.

Factors to Consider in the Purchase Decision. You should discuss you decision to purchase a contract with your sales representative. You should understand the investment options it provides, its other features, the risks and potential benefits it includes, and the fees and expenses you will incur. You should take note of the following issues, among others:

1.       Long-Term Investment - This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. Early withdrawals may cause you to incur surrender charges and/or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not buy this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½.

2.       Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not buy this contract in order to invest in these options if you cannot risk getting back less money than you put in.

MARPL - Voya Marathon Plus                                                                11

3.       Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. In some cases, you have the option to elect certain benefits that carry additional charges. As you consider this contract, you should determine the value that these various benefits and features have for you, taking into account the charges for those features.

4.       Exchanges - If this contract will be a replacement for another annuity contract, you should compare the two contracts carefully. You should consider whether any additional benefits under this contract justify any increased charges that might apply. Also, be sure to talk to your sales representative or tax and/or legal adviser to make sure that the exchange will be handled so that it is tax-free.

Maximum Issue Age. The maximum issue age for you and the annuitant (if you are not the annuitant) on the date we establish your account is 90 (age 85 for those contracts issued in New York and Pennsylvania).

Your Rights Under the Contract

  Individual Contracts. You have all contract rights.

  Group Contracts. The holder of the group contract has title to the contract and, generally, only the right to accept or reject any modifications to the contract. You have all other rights to your account under the contract.

  Joint Contracts. Joint contract holders have equal rights under the contract with respect to their account. All rights under the contract must be exercised by both joint contract holders with the exception of transfers among investment options. See the “Death Benefit” section for the rights of the surviving joint contract holder upon the death of a joint contract holder prior to the income phase start date.

Purchase Payment Methods. The following purchase payment methods are allowed:

  One lump sum;
  Periodic payments; or
  Transfer or rollover from a pre-existing retirement plan or account.*

We reserve the right to reject any payments to a prospective or existing account without advance notice.

*    In some states an IRA contract can only accept a lump-sum, rollover payment.

Purchase Payment Amounts.

The minimum initial purchase payment amounts are as follows:

	Nonqualified	Qualified
Minimum Initial Purchase Payment	$5,000	$1,500

Additional purchase payments must be at least $1,000 (we may change this amount from time to time). A purchase payment of more than $1,500,000 will be allowed only with our consent.

Acceptance or Rejection of Your Application. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

Anti-Money Laundering. In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers’ identities are properly verified and that premiums and loan repayments are not derived from improper sources.

MARPL - Voya Marathon Plus                                                                12

Under our anti-money laundering program, we may require policy owners, insured persons and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of premium payments or loan repayments (traveler’s cheques, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000.00, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment and not issuing the Contract.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Allocating Purchase Payments to the Investment Options. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the “Investment Options” section.

right to cancel

When and How to Cancel. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to Customer Service along with a written notice of cancellation.

Refunds. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise or unless you purchased an IRA, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those purchase payments allocated among the subaccounts. In other words, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. If your state requires or if you purchased an IRA, we will refund all purchase payments made.

If the purchase payments for your canceled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

fees

The following repeats and adds to information provided in the “Fee Table” section. Please review both sections for information on fees.

TRANSACTION FEES

Early Withdrawal Charge

Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

Amount. A percentage of the purchase payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.

MARPL - Voya Marathon Plus                                                                13

Early Withdrawal Charge Schedules

CONTRACTS ISSUED OUTSIDE OF THE STATE OF NEW YORK
Contracts Other Than Roth IRA Contracts
Years from Receipt of Purchase Payment	Early Withdrawal Charge
Less than 2 2 or more but less than 4 4 or more but less than 5 5 or more but less than 6 6 or more but less than 7 7 or more	7% 6% 5% 4% 3% 0%
Roth IRA Contracts[1]
Completed Account Years	Early Withdrawal Charge
Less than 1 1 or more but less than 2 2 or more but less than 3 3 or more but less than 4 4 or more but less than 5 5 or more	5% 4% 3% 2% 1% 0%

CONTRACTS ISSUED IN THE STATE OF NEW YORK
Years from Receipt of Purchase Payment	Early Withdrawal Charge
Less than 1 1 or more but less than 2 2 or more but less than 3 3 or more but less than 4 4 or more but less than 5 5 of more but less than 6 6 or more but less than 7 7 or more	7% 6% 5% 4% 3% 2% 1% 0%

1    If the purchase payment is a rollover from another contract issued by us or one of our affiliates and the early withdrawal charge has been waived, the early withdrawal charge will be based on the number of completed account years since the date of the initial purchase payment to the former contract.

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

First In, First Out. The early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account (first in) is the first you withdraw (first out).

For example:  For contracts other than Roth IRAs issued outside of New York, we calculate the early withdrawal charge based on the number of years since the purchase payment was received. If your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 6% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

For Roth IRAs, we calculate the early withdrawal charge based on the number of completed account years. If three years have elapsed since your initial purchase payment was made, we will deduct an early withdrawal charge equal to 2% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

MARPL - Voya Marathon Plus                                                                14

Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

Free Withdrawals. There is no early withdrawal charge if, during each calendar year, the amount withdrawn is 10% or less (for contracts issued in New York, 15% or less on the first withdrawal each calendar year after the first account year) than:

  Your account value as of the last valuation day of the preceding calendar year or the date of your first purchase payment, whichever is later (if approved in your state); or
  Your account value on the next valuation day after we receive your withdrawal request.

The free withdrawal amount will be adjusted for amounts withdrawn under a systematic distribution option or taken as a required minimum distribution during the calendar year.

Waiver. The early withdrawal charge is waived for purchase payments withdrawn if the withdrawal is:

  Used to provide income phase payments to you;
  Paid due to the annuitant’s death during the accumulation phase in an amount up to the sum of purchase payments made, minus the total of all partial withdrawals, amounts applied to an income phase payment option and deductions made prior to the annuitant’s death;
  Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months;
  Taken because of the election of a systematic distribution option but, with respect to the Systematic Withdrawal Option (SWO) and the Life Expectancy Option (LEO), only to the extent that the amount taken is 10% or less (15% or less for contracts issued in the State of New York) of your account value on the later of the date we established your account or the most recent anniversary of that date (see “Systematic Distribution Options”);
  Applied as a rollover to certain Roth IRAs issued by us or an affiliate;
  If approved in your state, taken under a qualified contract, when the amount withdrawn is equal to the minimum distribution required by the Tax Code for your account calculated using a method permitted under the Tax Code and agreed to by us (including required minimum distributions using the Estate Conservation Option (ECO) systematic distribution option); or
  Paid upon termination of your account by us (see “Other Topics - Involuntary Terminations”).

Nursing Home Waiver. You may withdraw all or a portion of your account value without an early withdrawal charge if:

  More than one year has elapsed since the account effective date;
  The withdrawal is requested within three years of the annuitant’s admission to a licensed nursing care facility (in New Hampshire non-licensed facilities are included); and
  The annuitant has spent at least 45 consecutive days in such nursing care facility.

We will not waive the early withdrawal charge if the annuitant was in a nursing care facility on the date we established your account. It will also not apply if otherwise prohibited by state law.

Annual Maintenance Fee

Maximum Amount. $30.00

When/How. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal. It is deducted proportionally from each investment option.

Purpose. This fee reimburses us for our administrative expenses related to the establishment and maintenance of your account.

Elimination. We will not deduct the annual maintenance fee if your account value is $50,000 or more on the date this fee is to be deducted.

MARPL - Voya Marathon Plus                                                                15

Transfer Charge

Amount. During the accumulation phase we currently allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

Purpose. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

Overnight Charge. You may choose to have this $20 charge for overnight delivery deducted from the amount of a withdrawal you would like sent to you by overnight delivery.

Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

Mortality and Expense Risk Charge

Maximum Amount. During the accumulation phase the amount of this charge depends upon which contract you purchase. The amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

Contracts Issued Outside of the State of New York

  Contracts other than Roth IRAs Issued before May 1, 1998                                     1.25%
  Contracts Issued on or after May 1, 1998, and all Roth IRA Contracts                  1.10%

Contracts Issued in the State of New York

  All Contracts                                                                                                                        1.25%

During the income phase this charge, on an annual basis, is equal to 1.25% of amounts held in the subaccounts. See “The Income Phase – Charges Deducted.”

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from any fixed interest option.

Purpose. This charge compensates us for the mortality and expense risks we assume under the contract.

  The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract.

  The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

MARPL - Voya Marathon Plus                                                                16

Administrative Expense Charge

Maximum Amount. During the accumulation phase the amount of this charge, on an annual basis, is equal to 0.15% of your account value invested in the subaccounts. There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase.

When/How. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options. This charge may be assessed during the accumulation phase or the income phase. If we are currently imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

Purpose. This charge helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. This charge is not intended to exceed the average expected cost of administering the contract. We do not expect to make a profit from this charge.

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, annual maintenance fee, mortality and expense risk charge or administrative expense charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

  The size and type of group to whom the contract is offered;
  The amount of expected purchase payments;
  A prior or existing relationship with the Company, such as being an employee or former employee of the Company or one of our affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates or transferring amounts held under qualified retirement plans sponsored by us or one of our affiliates;
  The type and frequency of administrative and sales services provided; or
  The level of annual maintenance fees and early withdrawal charges.

In the case of an exchange of another contract issued by us or one of our affiliates where the early withdrawal charge has been waived, the early withdrawal charge for certain contracts offered by this prospectus may be determined based on the dates purchase payments were received in the prior contract.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

FUND EXPENSES

As shown in the fund prospectuses, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.  You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

The company may receive substantial revenue from each of the funds or from the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract.  This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts.  Fund revenue is important to the company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

MARPL - Voya Marathon Plus                                                                17

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC or another company affiliate, generate the largest dollar amount of revenue for the company. Affiliated funds may also be subadvised by a company affiliate or by an unaffiliated third party.  Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the company.  The company expects to make a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

        Types of Revenue Received from Affiliated Funds.  The types of revenue received by the company from affiliated funds may include:

•         A share of the management fee deducted from fund assets;

•         Service fees that are deducted from fund assets;

•         For certain share classes, compensation paid out of 12b-1 fees that are deducted from fund assets; and

•         Other revenues that may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization.  In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser.  Because subadvisory fees vary by subadviser, varying amounts of revenue may be retained by the affiliated investment adviser and ultimately shared with the company.  The company receives additional amounts related to affiliated funds in the form of intercompany payments from the fund’s investment adviser or the investment adviser’s parent.  These revenues provide the company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Types of Revenue Received from Unaffiliated Funds.  Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The types of revenues received by the company or its affiliates from unaffiliated funds include:

•         For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and

•         Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials.  These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus.  These additional payments may be used by us to finance distribution of the contract.

These revenues are received as cash payments, and if the unaffiliated fund families currently offered through the contract that made cash payments to us were individually ranked according to the total amount they paid to the company or its affiliates in 2014, that ranking would be as follows:

  Fidelity Investments®
  Calvert Funds

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the company or its affiliates in 2014, the affiliated funds would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel and opportunity to host due diligence meetings for representatives and wholesalers.

Fund of Funds.  Certain funds may be structured as “fund of funds.” Funds offered in a “fund of funds” structure (such as the Voya Strategic Allocation Portfolios) may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated funds as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. The “fund of funds” available under the contract are identified in the list of investment portfolios toward the front of this prospectus.

Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. For more information, please see “Other Topics – Contract Distribution.”

PREMIUM AND OTHER TAXES

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See “Federal Tax Considerations.”

MARPL - Voya Marathon Plus                                                                19

your account value

During the accumulation phase your account value at any given time equals:

  The current dollar value of amounts invested in the subaccounts; plus
  The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

Subaccount Accumulation Units. When you select a fund as an investment option, your account dollars invest in “accumulation units” of the Variable Annuity Account B subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “accumulation unit value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge and the administrative expense charge (if any). We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

  The net assets of the fund held by the subaccount as of the current valuation; minus
  The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
  Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
  The total value of the subaccount’s units at the preceding valuation; minus
  A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any. See “Fees.”

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time) are $10 for Subaccount A and $20 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

Step 1:           You make an initial purchase payment of $5,000.

Step 2:

A.    You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

B.    You direct us to invest $2,000 in Fund B. The purchase payment purchases 100 accumulation units of Subaccount B ($2,000 divided by the current $20 AUV).

Step 3:           The separate account purchases shares of the applicable funds at the then current market value (net asset value or NAV).

Each fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

MARPL - Voya Marathon Plus                                                                20

Purchase Payments to Your Account. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in “Purchase and Rights.” Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The AUV will vary day to day.

withdrawals

You may withdraw all or a portion of your account value at any time during the accumulation phase (for contracts issued in New York, partial withdrawals are not available in the first account year unless they are taken under a systematic distribution option).

Steps for Making a Withdrawal

  Select the withdrawal amount.

(1)   Full Withdrawal:  You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge and annual maintenance fee.

(2)   Partial Withdrawal (Percentage or Specified Dollar Amount):  You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Account. See “Appendices I and II” and the Guaranteed Account prospectus for more information about withdrawals from the Guaranteed Account and the Fixed Account.

  Select investment options. If you do not specify this, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.
  Properly complete a disbursement form and deliver it to Customer Service.

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at Customer Service.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly-completed disbursement form in good order.

Reinstating a Full Withdrawal. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of your withdrawal. We must receive any reinstated amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinstatement election received more than 30 days after the withdrawal and accept proceeds reinstated more than 60 days after the withdrawal. We will credit your account for the amount reinstated based on the subaccount values next computed following our receipt of your request and the amount to be reinstated. We will credit the amount reinstated proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinstated any annual maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. The reinstatement privilege may be used only once. Special rules apply to reinstatements of amounts withdrawn from the Guaranteed Account (see “Appendix I” and the Guaranteed Account prospectus). We will not credit your account for market value adjustments that we deducted at the time of your withdrawal or refund any taxes that were withheld. Seek competent advice regarding the tax consequences associated with reinstatement.

MARPL - Voya Marathon Plus                                                                21

systematic distribution options

Systematic distribution options may be exercised at any time during the accumulation phase. The following systematic distribution options may be available:

  SWO - Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account.

  ECO - Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO we calculate the minimum distribution amount required by law, generally at age 70½, and pay you that amount once a year. ECO is not available under nonqualified contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.

  LEO - Life Expectancy Option. LEO provides for annual payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code Section 72. See “Federal Tax Considerations.”

Other Systematic Distribution Options. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in “Contract Overview—Questions: Contacting the Company.”

Systematic Distribution Option Availability. Withdrawals under a systematic distribution option are limited to your free withdrawal amount. See “Fees – Early Withdrawal Charge – Free Withdrawals.” If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time and/or to change the terms of future elections.

Eligibility for a Systematic Distribution Option. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or the Company at the number listed in “Contract Overview—Questions: Contacting the Company.”

Terminating a Systematic Distribution Option. You may revoke a systematic distribution option at any time by submitting a written request to Customer Service. ECO, once revoked, may not, unless allowed under the Tax Code, be elected again.

Charges and Taxation. When you elect a systematic distribution option your account value remains in the accumulation phase and subject to the charges and deductions described in the “Fees” and “Fee Table” sections. Taking a withdrawal under a systematic distribution option, or later revoking the option, may have tax consequences. If you are concerned about tax implications, consult a tax and/or legal adviser before electing an option.

MARPL - Voya Marathon Plus                                                                22

death benefit

This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see “The Income Phase.”

Terms to Understand:

Account Year/Account Anniversary:  A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date.

Annuitant(s):  The person(s) on whose life(lives) or life expectancy(ies) the income phase payments are based.

Beneficiary(ies):  The person(s) or entity(ies) entitled to receive death benefit proceeds under the contract.

Claim Date:  The date proof of death and the beneficiary’s right to receive the death benefit are received in good order at Customer Service. Please contact Customer Service to learn what information is required for a request for payment of the death benefit to be in good order.

Contract Holder (You/Your):  The contract holder of an individually owned contract or the certificate holder of a group contract. The contract holder and annuitant may be the same person.

Market Value Adjustment:  An adjustment that may be made to amounts withdrawn from the Guaranteed Account. The adjustment may be positive or negative.

During the Accumulation Phase

When is a Death Benefit Payable? During the accumulation phase a death benefit is payable when the contract holder or the annuitant dies. If there are joint contract holders, the death benefit is payable when either one dies.

Who Receives Death Benefit Proceeds? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries. However, if you are a joint contract holder and you die, the beneficiary will automatically be the surviving joint contract holder. In this circumstance any other beneficiary you have named will be treated as the primary or contingent beneficiary, as originally named, of the surviving joint contract holder. The surviving joint contract holder may change that beneficiary designation. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

Designating Your Beneficiary. You may designate a beneficiary on your application or by contacting your sales representative or us as indicated in “Contract Overview - Questions:  Contacting the Company.”

Death Benefit Amount

Minimum Guaranteed Death Benefit. If approved in your state, upon the death of the annuitant the death benefit will be the greater of:

(1)   The account value on the claim date; or

(2)   The minimum guaranteed death benefit as of the date of death, adjusted for purchase payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since the date the minimum guaranteed death benefit was determined.

Determining the Minimum Guaranteed Death Benefit. On the day we establish your account, the minimum guaranteed death benefit equals the amount of your initial purchase payment. Thereafter, the minimum guaranteed death benefit is determined once a year on the account anniversary (until the account anniversary immediately before the annuitant’s 85th birthday) and equals the greater of:

(1)   The minimum guaranteed death benefit as last determined, adjusted for any purchase payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since the date the minimum guaranteed death benefit was determined; or

(2)   Your account value on that account anniversary.

MARPL - Voya Marathon Plus                                                                23

After the annuitant’s 85th birthday, the minimum guaranteed death benefit equals the minimum guaranteed death benefit on the account anniversary immediately before the annuitant’s 85th birthday, adjusted for payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since that account anniversary.

Death Benefit Greater than the Account Value. If the alternative death benefit is greater than the account value as of the date of death, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a death benefit payment by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed. Subject to the conditions and requirements of state law, unless your beneficiary elects otherwise, the distribution will generally be made into an interest bearing account, backed by our general account. This account is not FDIC insured and can be accessed by the beneficiary through a draftbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest credited on this account may be less than under other settlement options, and the Company seeks to earn a profit on these accounts. We will generally distribute death benefit proceeds within 7 days after Customer Service has received sufficient information to make the payment. For information on required distributions under federal income tax law, you should see “Required Distributions upon Contract Owner’s Death.” At the time of death benefit election, the beneficiary may elect to receive the death benefit proceeds directly by check rather than through the draftbook feature of the interest bearing account by notifying Customer Service.  Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax advisor before choosing a settlement or payment option.

Death Benefit Amounts in Certain Cases

If the Contract Holder is not the Annuitant. Under nonqualified contracts only, the alternative death benefit described above will not apply if the contract holder who is not the annuitant dies. Rather, the death benefit proceeds will be equal to the account value on the date the request for payment is received, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

If the spousal beneficiary continues the account at the death of the contract holder who was not the annuitant, the annuitant will not change and the alternative death benefit described above will not apply on the death of the spousal beneficiary. Rather, the death benefit proceeds will equal the account value on the date the request for payment is received, plus or minus any market value adjustment, and minus any early withdrawal charge, if approved in your state. If your state has not approved deduction of an early withdrawal charge in this situation, then an early withdrawal charge will apply only to payments made since the death of the original contract holder/annuitant.

If the Spousal Beneficiary Continues the Account. If the spousal beneficiary continues the account at the death of the contract holder who was also the annuitant, the spousal beneficiary will become the annuitant. In this circumstance the death benefit payable at the death of a spousal beneficiary shall equal the account value on the date the request for payment is received, plus or minus any market value adjustment and minus any applicable early withdrawal charge applicable to payments made since the death of the original contract holder/annuitant.

Alternative Death Benefit. If the minimum guaranteed death benefit is not approved in your state, the following death benefit will apply:

Upon the death of the annuitant, the death benefit will be the greatest of:

(1)   The total payments made to your account, adjusted for any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses);

(2)   The highest account value on any account anniversary until the account anniversary immediately before the annuitant’s 75th birthday or date of death, whichever is earlier, adjusted for payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since that account anniversary; or

(3)   The account value as of the date of death.

MARPL - Voya Marathon Plus                                                                24

Guaranteed Account. For amounts held in the Guaranteed Account, see “Appendix I” for a discussion of the calculation of the death benefit.

Death Benefit - Methods of Payment

For Qualified Contracts. Under a qualified contract if the annuitant dies the beneficiary may choose one of the following three methods of payment:

  Apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options (subject to the Tax Code distribution rules). See “Federal Tax Considerations;”
  Receive, at any time, a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment; or
  Elect SWO or ECO or LEO (described in “Systematic Distribution Options”), provided the election would satisfy the Tax Code minimum distribution rules.

Payments from a Systematic Distribution Option. If the annuitant was receiving payments under a systematic distribution option and died before the Tax Code’s required beginning date for minimum distributions, payments under the systematic distribution option will stop. The beneficiary, or contract holder on behalf of the beneficiary, may elect a systematic distribution option provided the election is permitted under the Tax Code minimum distribution rules. If the annuitant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Tax Code minimum distribution rules, unless the option is revoked.

Distribution Requirements. Subject to Tax Code limitations, a beneficiary may be able to defer distribution of the death benefit. Death benefit payments must satisfy the distribution rules in Tax Code Section 401(a)(9). See “Federal Tax Considerations.”

For Nonqualified Contracts.

(1)   If you die and the beneficiary is your surviving spouse, or if you are a non-natural person and the annuitant dies and the beneficiary is the annuitant’s surviving spouse, then the beneficiary becomes the successor contract holder. In this circumstance the Tax Code does not require distributions under the contract until the successor contract holder’s death.

As the successor contract holder, the beneficiary may exercise all rights under the account and has the following options:

(a)   Continue the contract in the accumulation phase;

(b)   Elect to apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options; or

(c)   Receive at any time a lump-sum payment equal to all or a portion of the account value, plus or any market value adjustment.

If you die and are not the annuitant, an early withdrawal charge will apply if a lump sum is elected.

(2)   If you die and the beneficiary is not your surviving spouse, he or she may elect option 1(b) or option 1(c) above (subject to the Tax Code distribution rules).

In this circumstance the Tax Code requires any portion of the account value, plus or minus any market value adjustment, not distributed in installments over the beneficiary’s life or life expectancy, beginning within one year of your death, must be paid within five years of your death. See “Federal Tax Considerations.”

(3)   If you are a natural person but not the annuitant and the annuitant dies, the beneficiary may elect option 1(b) or 1(c) above. If the beneficiary does not elect option 1(b) within 60 days from the date of death, the gain, if any, will be included in the beneficiary’s income in the year the annuitant dies.

Payments from a Systematic Distribution Option. If the contract holder or annuitant dies and payments were made under SWO, payments will stop. A beneficiary, however, may elect to continue SWO.

Taxation. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the time-frame required by the Tax Code. See “Federal Tax Considerations.”

MARPL - Voya Marathon Plus                                                                25

the income phase

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

Initiating Payments. At least 30 days prior to the date you want to start receiving payments you must notify us in writing of all of the following:

  Payment start date;
  Income phase payment option (see the income phase payment options table in this section);
  Payment frequency (i.e., monthly, quarterly, semi-annually or annually);
  Choice of fixed, variable or a combination of both fixed and variable payments; and
  Selection of an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected it may not be changed.

What Affects Payment Amounts. Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected, the number of guaranteed payments (if any) selected and whether you select fixed, variable or a combination of both fixed and variable payments and, for variable payments, the assumed net investment rate selected.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. The amount of fixed payments does not vary with investment performance over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate.

Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3½%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3½% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See “Contract Overview - Questions: Contacting the Company.”

Minimum Payment Amounts. The income phase payment option you select must result in:

  A first income phase payment of at least $50; and
  Total yearly income phase payments of at least $250.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment. Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

Restrictions on Start Dates and the Duration of Payments. Income phase payments may not begin during the first account year, or, unless we consent, later than the later of:

(a)   The first day of the month following the annuitant’s 85th birthday; or

(b)   The tenth anniversary of the last purchase payment made to your account (fifth anniversary for contracts issued in Pennsylvania).

MARPL - Voya Marathon Plus                                                                26

Income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option by the later of the annuitant’s 85th birthday or the tenth anniversary of your last purchase payment (the fifth anniversary for contracts issued in Pennsylvania) may have adverse tax consequences. You should consult with a tax and/or legal adviser if you are considering either of these courses of action.

For qualified contracts only, income phase payments may not extend beyond:

(a)   The life of the annuitant;

(b)   The joint lives of the annuitant and beneficiary;

(c)   A guaranteed period greater than the annuitant’s life expectancy; or

(d)   A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95. For contracts issued in New York, income phase payments may not begin later than the first day of the month following the annuitant’s 90th birthday.

If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the contract will not be considered an annuity for federal tax purposes.

See “Federal Tax Considerations” for further discussion of rules relating to income phase payments.

Charges Deducted. We make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. We may also deduct a daily administrative charge from amounts held in the subaccounts. See “Fees.”

Death Benefit during the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at Customer Service. Unless your beneficiary elects otherwise, the distribution will generally be made into an interest bearing account, backed by our general account.  This account is not FDIC insured and can be accessed by the beneficiary through a draftbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest credited on this account may be less than interest paid on other settlement options, and the Company seeks to earn a profit on these accounts. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

Beneficiary Rights. A beneficiary’s right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract holder. If so, such rights or options will not be available to the beneficiary.

Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a tax and/or legal adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “Federal Tax Considerations” for additional information.

Income Phase Payment Options

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time.

Once income phase payments begin the income phase payment option selected may not be changed.

MARPL - Voya Marathon Plus                                                                27

Terms to understand:

Annuitant(s):  The person(s) on whose life expectancy(ies) the income phase payments are based.

Beneficiary(ies):  The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Lifetime Income Phase Payment Options
Life Income

Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment’s due date.

Death Benefit - None: All payments end upon the annuitant’s death.

Life Income - Guaranteed Payments

Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of 5 to 30 years or as otherwise specified in the contract.

Death Benefit - Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income - Two Lives

Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made if both annuitants die before the second payment’s due date.

Continuing Payments: When you select this option you choose for:

(a)    100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or

(b)    100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment to continue to the second annuitant on the annuitant’s death.

Death Benefit - None: All payments end upon the death of both annuitants.

Life Income - Two Lives - Guaranteed Payments

Length of Payments: For as long as either annuitant lives, with payments guaranteed from 5 to 30 years or as otherwise specified in the contract.

Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first death.

Death Benefit - Payment to the Beneficiary: If both annuitants die before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income - Cash Refund Option (limited availability - fixed payment only)

Length of Payments: For as long as the annuitant lives.

Death Benefit - Payment to the Beneficiary: Following the annuitant’s death, we will pay a lump-sum payment equal to the amount originally applied to the income phase payment option (less any premium tax) and less the total amount of income payments paid.

Life Income - Two Lives - Cash Refund Option (limited availability - fixed payment only)

Length of Payments: For as long as either annuitant lives.

Continuing Payments: 100% of the payment to continue after the first death.

Death Benefit - Payment to the Beneficiary: When both annuitants die we will pay a lump-sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of income payments paid.

Nonlifetime Income Phase Payment Option
Nonlifetime - Guaranteed Payments

Length of Payments: You may select payments for 5 to 30 years. In certain cases a lump-sum payment may be requested at any time (see below).

Death Benefit - Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

Lump-Sum Payment:  If the “Nonlifetime - Guaranteed Payments” option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payment will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See “Fees - Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at Customer Service.

Calculation of Lump-Sum Payments:  If a lump-sum payment is available under the income phase payment options above, the rate used to calculate the present value of the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments or the 3½% or 5% assumed net investment rate used for variable payments).

MARPL - Voya Marathon Plus                                                                28

federal tax considerations

Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. Federal income tax treatment of the contract is complex and sometimes uncertain. You should keep the following in mind when reading this section:

•         Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

•         Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the contract described in this prospectus;

•         This section addresses some, but not all, applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, or any other tax provisions;

•         We do not make any guarantee about the tax treatment of the contract or transactions involving the contract; and

•         No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the contract with non-tax-qualified and tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a tax and/or legal adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the contract or any transactions involving the contract.

Types of Contracts: Nonqualified or Qualified

The contract described in this prospectus may be purchased on a non-tax-qualified basis (nonqualified contracts) or on a tax-qualified basis (qualified contracts).

Nonqualified Contracts. Nonqualified contracts do not receive the same tax benefits as are afforded to contracts funding qualified plans.  You may not deduct the amount of your premiums payments to a nonqualified contract. Rather, nonqualified contracts are purchased with after-tax contributions to save money, generally for retirement, with the right to receive annuity premium payments for either a specified period of time or over a lifetime.

Qualified Contracts. Qualified contracts are designed for use by individuals and/or employers whose premium payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under Sections 401, 408 or 408A of the Tax Code.

Roth Accounts. Tax Code Section 402A allows employees of certain private employers offering 401(k) plans to contribute after-tax salary contributions to a Roth 401(k) account. Roth accounts provide for tax-free distributions, subject to certain conditions and restrictions. If permitted by us and under the plan for which the contract is issued, we will set up one or more accounts for you under the contract for Roth after-tax contributions and the portion of any transfer or rollover attributable to such amounts.

Taxation of Nonqualified Contracts

Taxation of Gains Prior to Distribution or Annuity Starting Date

General. Tax Code Section 72 governs the federal income taxation of annuities in general. We believe that if you are a natural person (in other words, an individual) you will generally not be taxed on increases in the value of a nonqualified contract until a distribution occurs or until annuity payments begin. This assumes that the contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

MARPL - Voya Marathon Plus                                                                29

•         Diversification. Tax Code Section 817(h) requires that in a nonqualified contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by Treasury Regulations Sec. 1.817-5, which affects how the funds’ assets may be invested. If it is determined, however, that your contract does not satisfy the applicable diversification requirements and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your contract into compliance with such regulations and rulings, and we reserve the right to modify your contract as necessary to do so;

•         Investor Control. Although earnings under nonqualified annuity contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract owner from being considered the federal tax owner of a pro rata share of the assets of the separate account;

•         Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any nonqualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of your death. The nonqualified contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements;

•         Non-Natural Holders of a Nonqualified Contract. If the owner of the contract is not a natural person (in other words, is not an individual), a nonqualified contract generally is not treated as an annuity for federal income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase over the year in the excess of the contract value over the “investment in the contract” (generally, the premium payments or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with a tax and/or legal adviser before to purchasing the contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner; and

•         Delayed Annuity Starting Date. If the contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 95), it is possible that the contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the contract could be currently includible in your income.

Taxation of Distributions

General. When a withdrawal from a nonqualified contract occurs before the contract’s annuity starting date, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all premium payments to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a nonqualified contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in the contract (cost basis).

10% Penalty. A distribution from a nonqualified contract may be subject to a penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

•         Made on or after the taxpayer reaches age 59½;

•         Made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);

•         Attributable to the taxpayer’s becoming disabled as defined in the Tax Code;

•         Made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or

•         The distribution is allocable to investment in the contract before August 14, 1982.

MARPL - Voya Marathon Plus                                                                30

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax and/or legal adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax and/or legal adviser regarding procedures for making Section 1035 exchanges.

If your contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

•         First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the contract;

•         Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;

•         Then, from any remaining “income on the contract;” and

•         Lastly, from any remaining “investment in the contract.”

In certain instances, the partial exchange of a portion of one annuity contract for another contract is a tax-free exchange. Pursuant to IRS guidance, receipt of withdrawals or surrenders from either the original contract or the new contract during the 180 day period beginning on the date of the partial exchange may retroactively negate the partial exchange. If the partial exchange is retroactively negated, the partial withdrawal or surrender of the original contract will be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to the contract owner reaching age 59½, may be subject to an additional 10% penalty. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange or subsequent distribution within 180 days of a partial exchange with your tax and/or legal adviser prior to proceeding with the transaction.

Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income.

Annuity contracts that are partially annuitized after December 31, 2010, are treated as separate contracts with their own annuity starting date and exclusion ratio. Specifically, an exclusion ratio will be applied to any amount received as an annuity under a portion of the annuity, provided that annuity payments are made for a period of 10 years or more or for life. Please consult your tax and/or legal adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows:

•         If distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or

•         If distributed under a payment option, they are taxed in the same way as annuity payments.

Special rules may apply to amounts distributed after a beneficiary has elected to maintain contract value and receive payments.

Different distribution requirements apply if your death occurs:

•         After you begin receiving annuity payments under the contract; or

•         Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

MARPL - Voya Marathon Plus                                                                31

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you died on September 1, 2015, your entire balance must be distributed by August 31, 2020. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

•         Over the life of the designated beneficiary; or

•         Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for the death of a contract owner.

Some contracts offer a death benefit that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to these death benefits. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the contract.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a nonqualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value will be treated as a distribution for federal income tax purposes. Anyone contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax and/or legal adviser regarding the potential tax effects of such a transaction.

Immediate Annuities. Under Section 72 of the Tax Code, an immediate annuity means an annuity:

•         That is purchased with a single premium payment,

•         With annuity payments starting within one year from the date of purchase, and

•         That provides a series of substantially equal periodic payments made annually or more frequently.

While this contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain exchanges.

Multiple Contracts. Tax laws require that all nonqualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section 72(e) through the serial purchase of annuity contracts or otherwise.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of any non-periodic payments. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, please contact Customer Service.

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested transaction.

MARPL - Voya Marathon Plus                                                                32

Taxation of Qualified Contracts

Eligible Retirement Plans and Programs.

The contracts may have been purchased with the following retirement plans and programs to accumulate retirement savings:

•         Sections 401(a), 401(k), Roth 401(k) and 403(a) Plans. Prior to May 1, 1998, the contracts were available as tax-deferred annuities as described under Section 401(a) of the Tax Code. Sections 401(a), 401(k), and 403(a) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees. The Tax Code also allows employees of certain private employers to contribute after-tax salary contributions to a Roth 401(k) account which provides for tax-free distributions, subject to certain restrictions;

•         Individual Retirement Annuities (“IRA”) and Roth IRA. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”).  Certain employers may establish Simplified Employee Pension (“SEP”) plans to provide IRA contributions on behalf of their employees.  Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA, which provides for tax-free distributions, subject to certain restrictions.

Special Considerations for IRAs. IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. Beginning in 2015, you will not be able to roll over any portion of an IRA distribution if you rolled over a distribution during the preceding 1-year period. However, the IRS has provided a transition rule for distributions in 2015. Specifically, a distribution occurring in 2014 that was rolled over is disregarded for this purpose if the 2015 distribution is from an IRA other than the IRA that made or received the 2014 distribution.  Please note that this one rollover per year rule does not apply to: (1) the conversion of a traditional IRA to a Roth IRA, (2) a rollover to or from a qualified plan, or (3) a trustee-to-trustee transfer between IRAs.  Please consult your own tax and/or legal adviser if you have additional questions about these rules.

Sales of the contract for use with IRAs may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Special Considerations for Roth IRAs. Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA or SEP to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. Beginning in 2015, you will not be able to roll over any portion of a Roth IRA distribution if you rolled over a distribution during the preceding 1-year period. However, the IRS has provided a transition rule for distributions in 2015. Specifically, a distribution occurring in 2014 that was rolled over is disregarded for this purpose if the 2015 distribution is from a Roth IRA other than the Roth IRA that made or received the 2014 distribution.  Please note that this one rollover per year rule does not apply to: (1) the conversion of a traditional IRA to a Roth IRA, (2) a rollover to or from a qualified plan, or (3) a trustee-to-trustee transfer between Roth IRAs.  Please consult your own tax and/or legal adviser if you have additional questions about these rules.

A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made. Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Taxation

The tax rules applicable to qualified contracts vary according to the type of qualified contract, the specific terms and conditions of the qualified contract and the terms and conditions of the qualified plan or program. The ultimate effect of federal income taxes on the amounts held under a qualified contract, or on income phase (i.e., annuity) payments from a qualified contract, depends on the type of qualified contract or program and as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

MARPL - Voya Marathon Plus                                                                33

Adverse tax consequences may result from:

•         Contributions in excess of specified limits;

•         Distributions before age 59½ (subject to certain exceptions);

•         Distributions that do not conform to specified commencement and minimum distribution rules; and

•         Other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the contract described in this prospectus. No attempt is made to provide more than general information about the use of the contract with qualified plans and programs. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plan or program, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans and programs to the extent such terms contradict the language of the contract, unless we consent in writing.

Contract owners and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek tax and/or legal advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as described in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans and programs are limited by the Tax Code. We provide general information on these requirements for certain plans and programs below. You should consult with a tax and/or legal adviser in connection with contributions to a qualified contract.

Section 401(a), 401(k). Roth 401(k) and 403(a) Plans.  The total annual contributions (including pre-tax and Roth 401(k) after-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $53,000 (as indexed for 2015). Compensation means your compensation for the year from the employer sponsoring the plan and includes any elective deferrals under Tax Code Section 402(g) and any amounts not includible in gross income under Tax Code Sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k) or Roth 401(k) plan to generally no more than $18,000 (2015). Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

With the exception of the Roth 401(k) contributions, premium payments to your account(s) will generally be excluded from your gross income. Roth 401(k) salary reduction contributions are made on an after-tax basis.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 401(k) or Roth 401(k) plan who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

•      $6,000; or

•      The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

MARPL - Voya Marathon Plus                                                                34

Distributions - General

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, income phase (i.e., annuity) payments, rollovers, exchanges and death benefit proceeds. We report the gross and taxable portions of all distributions to the IRS.

Section 401(a), 401(k) and 403(a) Plans. Distributions from these plans are taxed as received unless one of the following is true:

•         The distribution is an eligible rollover distribution and is directly transferred to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;

•         You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or

•         The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

Please note that rollover distribution of a pre-tax account is reported as a taxable distribution.

A distribution is an eligible rollover distribution unless it is:

•         Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;

•         A required minimum distribution under Tax Code Section 401(a)(9);

•         A hardship withdrawal;

•         Otherwise excludable from income; or

•         Not recognized under applicable regulations as eligible for rollover.

IRAs.  All distributions from an IRA are taxed as received unless either one of the following is true:

•         The distribution is directly transferred to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or

•         You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

10% Additional Tax. The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a contract used with a 401(a), 401(k) or 403(a) plan (collectively, qualified plans), or IRA or Roth IRA unless certain exceptions, including one or more of the following, have occurred:

•         You have attained age 59½;

•         You have become disabled, as defined in the Tax Code;

•         You have died and the distribution is to your beneficiary;

•         You have separated from service with the plan sponsor at or after age 55;

•         The distribution amount is rolled over into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;

•         You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;

•         The distribution is paid directly to the government in accordance with an IRS levy;

•         The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or

•         The distribution is a qualified reservist distribution as defined under the Tax Code.

In addition, the 10% additional tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalties in other circumstances.

MARPL - Voya Marathon Plus                                                                35

Qualified Distributions - Roth 401(k) and Roth IRAs. A partial or full distribution of premium payments to a Roth 401(k) or Roth IRA account and earnings credited on those premium payments will be excludable from income if it is a qualified distribution. A “qualified distribution” from a Roth 401(k) or Roth IRA account is defined as a distribution that meets the following two requirements:

•         The distribution occurs after the five-year taxable period measured from the earlier of:

•         The first taxable year you made a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code Section 402A;

•         If a rollover contribution was made from a designated Roth account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account; or

•         The first taxable year in which you made an in-plan Roth rollover of non-Roth amounts under the same plan; AND

•      The distribution occurs after you attain age 59½, die with payment being made to your beneficiary, or become disabled as defined in the Tax Code.

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Tax Code in proportion to your investment in the contract (basis) and earnings on the contract.

Distributions - Eligibility

401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions may only occur upon:

•         Retirement;

•         Death;

•         Disability;

•         Severance from employment;

•         Attainment of normal retirement age;

•         Attainment of age 62 under a phased retirement provision if available under your plan as described in the Pension Protection Act of 2006; or

•         Termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

401(k) and Roth 401(k) Plans.  Subject to the terms of your 401(k) plan, distributions from your 401(k) or Roth 401(k) employee account, and possibly all or a portion of your 401(k) or Roth 401(k) employer account, may only occur upon:

•         Retirement;

•         Death;

•         Attainment of age 59½;

•         Severance from employment;

•         Disability;

•         Financial Hardship;

•         Termination of the plan (assets must be distributed within one year).

Such distributions remain subject to other applicable restrictions under the Tax Code.

Lifetime Required Minimum Distributions (Sections 401(a), 401(k), Roth 401(k), 403(a) and IRAs).

To avoid certain tax penalties, you and any designated beneficiary must also satisfy the required minimum distribution rules set forth in the Tax Code. These rules may dictate the following:

•         Start date for distributions;

•         The time period in which all amounts in your account(s) must be distributed; and

•         Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless under 401(a) and 401(k) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½.

MARPL - Voya Marathon Plus                                                                36

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

•         Over your life or the joint lives of you and your designated beneficiary; or

•         Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime required minimum distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your contract.

Required Distributions Upon Death (Sections 401(a), 401(k), Roth 401(k), 403(a),  IRAs and Roth IRAs).

Different distribution requirements apply after your death, depending upon if you have been receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code Section 401(a)(9) provides specific rules for calculating the required minimum distributions after your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2015, your entire balance must be distributed to the designated beneficiary by December 31, 2020. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

•         Over the life of the designated beneficiary; or

•         Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

•         December 31 of the calendar year following the calendar year of your death; or

•         December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar containing the fifth anniversary of the contract owner’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), Roth 401(k) and 403(a) Plans. Generally, eligible rollover distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

MARPL - Voya Marathon Plus                                                                37

IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, withholding will generally be 30% based on the individual’s citizenship, the country of domicile and treaty status. We may require additional documentation prior to processing any requested distribution.

Assignment and Other Transfers

Section 401(a), 401(k), Roth 401(k) and 403(a) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

•         A plan participant as a means to provide benefit payments;

•         An alternate payee under a QDRO in accordance with Tax Code Section 414(p);

•         The Company as collateral for a loan; or

•         The enforcement of a federal income tax lien or levy.

IRAs and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under these contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a tax and/or legal adviser regarding the potential tax effects of such a transaction.

Same-Sex Marriages

Before June 26, 2013, pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages were not recognized for purposes of federal law. On that date the U.S. Supreme Court held in United States v. Windsor that Section 3 of DOMA is unconstitutional.  While valid same-sex marriages are now recognized under federal law and the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Tax Code Sections 72(s) and 401(a)(9) are now available to same-sex spouses, there are still unanswered questions regarding the scope and impact of the Windsor decision at a state tax level.  Consequently, if you are married to a same-sex spouse you should contact a tax and/or legal adviser regarding spousal rights and benefits under the contract described in this prospectus and your particular tax situation.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the contract.

Taxation of Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

MARPL - Voya Marathon Plus                                                                38

other topics

Variable Annuity Account B

We established Variable Annuity Account B (the “separate account”) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law of Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company. All guarantees and benefits provided under the contract that are not related to the separate account are subject to the claims paying ability of the Company and our general account.

The Company

Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us,” “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits.   All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account.  We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976.  Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954).  Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002, until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya®”), which until April 7, 2014, was known as ING U.S., Inc.  In May 2013 the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA” and Voya completed its initial public offering of common stock.

Prior to March 9, 2015, Voya was an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. On March 9, 2015, ING completed a public secondary offering of Voya common stock (the “March 2015 Offering”) and also completed the sale of Voya common stock to Voya pursuant to the terms of a share repurchase agreement (the “March 2015 Direct Share Buyback”) (the March 2015 Offering and the March 2015 Direct Share Buyback collectively, the “March 2015 Transactions”). Upon completion of the March 2015 Transactions, ING has exited its stake in Voya common stock. As a result of the completion of the March 2015 Transactions, ING has satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING to divest 100% of its ownership interest in Voya together with its subsidiaries, including the Company by the end of 2016.

We are engaged in the business of selling life insurance and annuities. Our principal executive offices are located at:

One Orange Way

Windsor, Connecticut 06095-4774

MARPL - Voya Marathon Plus                                                                39

Product Regulation.  Our annuity, retirement and investment products are subject to a complex and extensive array of state and federal tax, securities, insurance and employee benefit plan laws and regulations, which are administered and enforced by a number of different governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, state banking authorities, the SEC, the Financial Industry Regulatory Authority (“FINRA”), The Department of Labor (“DOL”), the IRS and the Office of the Comptroller of the Currency (“OCC”).  For example, U.S. federal income tax law imposes requirements relating to insurance and annuity product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code.  See “FEDERAL TAX CONSIDERATIONS” for further discussion of some of these requirements.  Additionally, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution and administration.  Failure to administer product features in accordance with contract provisions or applicable law, or to meet any of these complex tax, securities, or insurance requirements could subject us to administrative penalties imposed by a particular governmental or self-regulatory authority, unanticipated costs associated with remedying such failure or other claims, harm to our reputation, interruption of our operations or adversely impact profitability.

Contract Distribution

The Company’s subsidiary, Voya Financial Partners, LLC, serves as the principal underwriter (distributor) for the contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”) and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774.

This contract is no longer available for new purchasers.

The contracts are offered to the public by individuals who are registered representatives of Voya Financial Partners, LLC or other broker-dealers which have entered into a selling arrangement with Voya Financial Partners, LLC. We refer to Voya Financial Partners, LLC and the other broker-dealers selling the contracts as “distributors.”

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

The following is a list of broker/dealers that are affiliated with the Company:

•	Voya Financial Advisors, Inc.	•	Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Commission Payments. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is the first-year percentage which ranges from 0% to a maximum of 7.0% of the first year of payments to an account. Renewal commissions paid on payments made after the first year and asset-based service fees may also be paid.

We may also pay ongoing annual compensation of up to 1.00% of the commissions paid during the year in connection with certain premium received during that year, if the registered representative attains a certain threshold of sales of Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 7.0% of total premium payments. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

MARPL - Voya Marathon Plus                                                                40

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

In addition to direct cash compensation for sales of contracts described above, Voya Financial Partners, LLC may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling the contracts to you and other customers. These amounts may include:

•         Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

•         Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;

•         Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our expense;

•         Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on the sales of this product;

•         Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of policies; and

•          Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 distributors that, during 2014, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received:

1.	Voya Financial Advisors, Inc.	14.	Primerica Financial Services, Inc.
2.	Signator Financial Services, Inc.	15.	NIA Securities, L.L.C.
3.	LPL Financial Corporation	16.	GWN Securities, Inc.
4.	Morgan Stanley Smith Barney LLC	17.	Cadaret, Grant & Co., Inc.
5.	American Portfolios Financial Services, Inc.	18.	TFS Securities, Inc.
6.	Cetera Financial Group	19.	NYLIFE Securities LLC
7.	Financial Telesis Inc./Jhw Financial Services, Inc.	20.	Woodbury Financial Services, Inc.
8.	Lincoln Financial Advisors Corporation	21.	National Planning Corporation
9.	NFP Advisor Services, LLC	22.	Ameriprise Financial Services Inc.
10.	PlanMember Securities Corporation	23.	Northwestern Mutual Investment Services, LLC
11.	Securities America, Inc.	24.	First Allied Securities Inc.
12.	Royal Alliance Associates Inc.	25.	Edward D. Jones & Co., L.P.
13.	MetLife Securities, Inc.

MARPL - Voya Marathon Plus                                                                41

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume- or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

  On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;
  When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; or
  During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under a group contract, you have a fully vested interest in the contract and may instruct the group contract holder how to direct the Company to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

  During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.
  During the income phase the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

Contract Modifications

We may change the contract as required by federal or state law or as otherwise permitted in the contract. In addition, we may, upon 30 days’ written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Transfer of Ownership:  Assignment

We will accept assignments or transfers of ownership of a nonqualified contract or a qualified contract where such assignments or transfers are not prohibited, with proper notification. The date of any assignment or transfer of ownership will be the date we receive the notification at Customer Service. An assignment or transfer of ownership may have tax consequences and you should consult with a tax and/or legal adviser before assigning or transferring ownership of the contract.

An assignment of a contract will only be binding on the Company if it is made in writing and sent to the Company to Customer Service. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

MARPL - Voya Marathon Plus                                                                42

Involuntary Terminations

We reserve the right to terminate any account with a value of $2,500 or less immediately following a partial withdrawal. However, an IRA may only be closed out when payments to the contract have not been received for a 24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days’ advance written notice. No early withdrawal charge will be deducted for involuntary terminations. We do not intend to exercise this right in cases where the account value is reduced to $2,500 or less solely due to investment performance.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the contract, Voya Financial Partners, LLC ability to distribute the contract or upon the separate account.

Litigation.  Notwithstanding the foregoing, the Company and/or Voya Financial Partners, LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.

Regulatory Matters.  As with other financial services companies, the Company and its affiliates, including Voya Financial Partners, LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company or subject the Company to settlement payments, fines, penalties and other financial consequences, as well as changes to the Company’s policies and procedures.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment.  It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

MARPL - Voya Marathon Plus                                                                43

statement of additional information

The SAI contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.

General Information and History

Variable Annuity Account B

Offering and Purchase of Contracts

Income Phase Payments

Sales Material and Advertising

Experts

Financial Statements of the Separate Account

Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company

Please tear off, complete and return the form below to order a free Statement of Additional Information for the contracts offered under the prospectus, free of charge. Address the form to Customer Service; the address is shown on the prospectus cover.

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PLEASE SEND ME:

❑ A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR VARIABLE ANNUITY ACCOUNT B, VOYA MARATHON PLUS, 033-34370.

Please Print or Type:

__________________________________________________

Name

__________________________________________________

Street Address

__________________________________________________

City, State, Zip

MARPL - Voya Marathon Plus                                                                                                                                                05/01/2015

MARPL - Voya Marathon Plus                                                                44

appendix i

VOYA GUARANTEED ACCOUNT

The Voya Guaranteed Account (the Guaranteed Account) is a fixed interest option available during the accumulation phase under the contract. This Appendix is only a summary of certain facts about the Guaranteed Account. Please read the Guaranteed Account prospectus carefully before investing in this option.

In General. Amounts invested in the Guaranteed Account earn specified interest rates if left in the Guaranteed Account for specified periods of time. If you withdraw or transfer those amounts before the specified periods elapse, we may apply a market value adjustment (described below) which may be positive or negative.

  When deciding to invest in the Guaranteed Account, contact your sales representative or the Company to learn:  The interest rate(s) we will apply to amounts invested in the Guaranteed Account. We change the rate(s) periodically. Be certain you know the rate we guarantee on the day your account dollars are invested in the Guaranteed Account. Guaranteed interest rates will never be less than an annual effective rate of 3%.
  The period of time your account dollars need to remain in the Guaranteed Account in order to earn the rate(s).  You are required to leave your account dollars in the Guaranteed Account for a specified period of time in order to earn the guaranteed interest rate(s).

Deposit Period. During a deposit period, we offer a specific interest rate for dollars invested for a certain guaranteed term. For a specific interest rate and guaranteed term to apply, account dollars must be invested in the Guaranteed Account during the deposit period for which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Account. For guaranteed terms one year or longer, we may apply more than one specified interest rate. The interest rate we guarantee is an annual effective yield. That means the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. Guaranteed interest rates will never be less than an annual effective rate of 3%. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims-paying ability.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed Account in order to earn the guaranteed interest rate. For guaranteed terms one year or longer, we may offer different rates for specified time periods within a guaranteed term. We offer different guaranteed terms at different times. We also may offer more than one guaranteed term of the same duration with different interest rates. Check with your sales representative or Customer Service to learn what terms are being offered. The Company also reserves the right to limit the number of guaranteed terms or the availability of certain guaranteed terms.

Fees and Other Deductions. If all or a portion of your account value in the Guaranteed Account is withdrawn or transferred, you may incur one or more of the following:

  Market Value Adjustment (MVA) - as described in this appendix and in the Guaranteed Account prospectus;
  Tax penalties and/or tax withholding - see “Federal Tax Considerations;”
  Early withdrawal charge - see “Fees;” or
  Maintenance fee - see “Fees.”

We do not make deductions from amounts in the Guaranteed Account to cover mortality and expense risks. Rather, we consider these risks when determining the interest rate to be credited.

Market Value Adjustment (MVA). If your account value is withdrawn or transferred from the Guaranteed Account before the guaranteed term is completed, an MVA may apply. The MVA reflects investment value changes caused by changes in interest rates occurring since the date of deposit. The MVA may be positive or negative.

If interest rates at the time of withdrawal or transfer have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Account. If interest rates at the time of withdrawal or transfer have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

MARPL - Voya Marathon Plus                                                     II-1

MVA Waiver. For withdrawals or transfers from a guaranteed term before the guaranteed term matures, the MVA may be waived for:

  Transfers due to participation in the dollar cost averaging program;
  Withdrawals taken due to your election of SWO or ECO (described in “Systematic Distribution Options”), if available;
  Withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived; and
  Withdrawals due to your exercise of the right to cancel your contract (described in “Right to Cancel”).

Death Benefit. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the Guaranteed Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied, except under certain contracts issued in the State of New York.

Partial Withdrawals. For partial withdrawals during the accumulation phase, amounts to be withdrawn from the Guaranteed Account will be withdrawn pro-rata from each group of deposits having the same length of time until the maturity date (“Guaranteed Term Group”). Within each Guaranteed Term Group, the amount will be withdrawn first from the oldest deposit period, then from the next oldest and so on until the amount requested is satisfied.

Guaranteed Terms Maturity. As a guaranteed term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new guaranteed term, (b) transferred to other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge, taxation and, if you are under age 59½, tax penalties may apply.

If no direction is received from you at Customer Service by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to a new guaranteed term of a similar length. If the same guaranteed term is no longer available, the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows transfers or withdrawals without an MVA if the transfer or withdrawal occurs during the calendar month immediately following a guaranteed term maturity date. This waiver of the MVA only applies to the first transaction regardless of the amount involved in the transaction.

Under the Guaranteed Account each guaranteed term is counted as one funding option. If a guaranteed term matures and is renewed for the same term, it will not count as an additional investment option for purposes of any limitation on the number of investment options.

Subsequent Purchase Payments. Purchase payments received after your initial purchase payment to the Guaranteed Account will be allocated in the same proportions as the last allocation, unless you properly instruct us to do otherwise. If the same guaranteed term(s) is not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

Dollar Cost Averaging. The Company may offer more than one guaranteed term of the same duration and credit one with a higher rate contingent upon use only with the dollar cost averaging program. If amounts are applied to a guaranteed term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another guaranteed term of the same duration and an MVA will apply.

Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Account may be transferred among guaranteed terms offered through the Guaranteed Account and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term. The 90-day wait does not apply to (1) amounts transferred on the maturity date or under the maturity value transfer provision; (2) amounts transferred from the Guaranteed Account before the maturity date due to the election of an income phase payment option; (3) amounts distributed under the ECO or SWO (see “Systematic Distribution Options”); and (4) amounts transferred from an available guaranteed term in connection with the dollar cost averaging program.

Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Transfers of the Guaranteed Account values on or within one calendar month of a term’s maturity date are not counted as one of the 12 free transfers of accumulated values in the account.

Reinstating Amounts Withdrawn from the Guaranteed Account. If amounts are withdrawn and then reinstated in the Guaranteed Account, we apply the reinstated amount to the current deposit period. This means the guaranteed annual interest rate and guaranteed terms available on the date of reinstatement will apply. We reinstate amounts proportionately in the same way as they were allocated before withdrawal. We will not credit your account for market value adjustments that we deducted at the time of withdrawal or refund any taxes that were withheld.

The Income Phase. The Guaranteed Account cannot be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a fixed or variable payment option and to transfer your Guaranteed Account dollars to the general account or any of the subaccounts available during the income phase. Transfers made due to the election of a lifetime income phase payment option will be subject to only a positive aggregate MVA.

Distribution. The Company’s affiliate, Voya Financial Partners, LLC  serves as the principal underwriter of the contract. Voya Financial Partners, LLC, a Delaware limited liability company, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of FINRA and the Securities Investor Protection Corporation. From time to time Voya Financial may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the contract and may negotiate different commissions for these broker-dealers.

appendix iI

FIXED ACCOUNT

General Disclosure.

  The Fixed Account is an investment option available during the accumulation phase under the contract.
  Amounts allocated to the Fixed Account are held in the Company’s general account which supports insurance and annuity obligations.
  Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.
  Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.
  Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.
  Additional information about this option may be found in the contract.

Interest Rates.

  The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims-paying ability.

  Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Dollar Cost Averaging. Amounts you invest in the Fixed Account must be transferred into the other investment options available under the contract over a period not to exceed 12 months. If you discontinue dollar cost averaging, the remaining balance amounts in the Fixed Account will be transferred into the money market subaccount available under the contract, unless you direct us to transfer the balance into other available options.

Withdrawals. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as provided by federal law.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See “Fees.”

Transfers. During the accumulation phase you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying Customer Service at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

MARPL - VOYA Marathon Plus                                                 III-1

appendix iII

DESCRIPTION OF UNDERLYING FUNDS

The following investment portfolios are closed to new premiums and transfers.  Contract owners who have value in any of the investment portfolios listed may leave their contract value in these investments.

Closed Investment Portfolios
Fidelity® VIP Investment Grade Bond Portfolio (Class I)	VY® T. Rowe Price International Stock Portfolio (Class S)
Voya MidCap Opportunities Portfolio (Class I)

Open Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract.  The investment portfolios that are currently available for allocations are listed in this appendix.  You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives.  You should consider the investment objectives, risks, charges and expenses of the funds carefully before investing.  Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from Customer Service at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference Room. If you received a summary prospectus for any of the funds available through your contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus. You may also obtain a prospectus or SAI for any of the funds by calling that number.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are offered in a “fund of funds” structure and may have higher fees and expenses than a fund that invests directly in debt and equity securities. The “fund of funds” available under the contract are identified in the list of investment portfolios toward the front of this prospectus.

Consult with your investment professional to determine if the portfolios may be suited to your financial needs, investment time horizon and risk tolerance level.  You should periodically review these factors to determine if you need to change your investment strategy.

Fund Name and Investment Adviser/Subadviser	Investment Objective
Calvert VP SRI Balanced Portfolio Investment Adviser: Calvert Investment Management, Inc.

A non-diversified portfolio that seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.

Fidelity® VIP Equity-Income Portfolio Investment Adviser: Fidelity Management & Research Company Subadviser: FMR Co., Inc. and other investment advisers

Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500® Index.

Fidelity® VIP Index 500 Portfolio Investment Adviser: Fidelity Management & Research Company Subadviser: Geode Capital Management, LLC and FMR Co., Inc.	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
Voya Balanced Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.
Voya Global Bond Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks to maximize total return through a combination of current income and capital appreciation.
Voya Global Perspectives Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return.
Voya Global Value Advantage Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. Inc.	Seeks long-term capital growth and current income.
Voya Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya High Yield Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide investors with a high level of current income and total return.
Voya Index Plus LargeCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P 500® Index, while maintaining a market level of risk.
Voya Intermediate Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

MARPL - Voya Marathon Plus                                                    III-2

Fund Name and Investment Adviser/Subadviser	Investment Objective
Voya International Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.
Voya Large Cap Growth Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth.
Voya Large Cap Value Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term growth of capital and current income.
Voya MidCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.

Voya Money Market Portfolio*

Investment Adviser: Voya Investments, LLC

Subadviser: Voya Investment Management Co. LLC

*There is no guarantee that the Voya Money Market Portfolio subaccount will have a positive or level return.

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market investments while maintaining a stable share price of $1.00.

Voya Retirement Conservative Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks a high level of total return (consisting of capital appreciation and income) consistent with a conservative level of risk relative to the other Voya Retirement Portfolios.
Voya Retirement Growth Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of the Voya Retirement Moderate Growth Portfolio.

Voya Retirement Moderate Growth Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderate Portfolio but less than that of Voya Retirement Growth Portfolio.

Voya Retirement Moderate Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Conservative Portfolio but less than that of Voya Retirement Moderate Growth Portfolio.

Voya RussellTM Large Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.
Voya RussellTM Large Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.

MARPL - Voya Marathon Plus                                                    III-3

Fund Name and Investment Adviser/Subadviser	Investment Objective
Voya RussellTM Large Cap Value Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.
Voya Small Company Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks growth of capital primarily through investment in a diversified portfolio of common stocks of companies with smaller market capitalizations.
Voya SmallCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
Voya Strategic Allocation Conservative Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.
Voya Strategic Allocation Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide capital appreciation.
Voya Strategic Allocation Moderate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).
VY® Baron Growth Portfolio Investment Adviser: Directed Services LLC Subadviser: BAMCO, Inc.	Seeks capital appreciation.
VY® BlackRock Inflation Protected Bond Portfolio Investment Adviser: Directed Services LLC Subadviser: BlackRock Financial Management Inc.	A non-diversified Portfolio that seeks to maximize real return, consistent with preservation of real capital and prudent investment management.

VY® FMR® Diversified Mid Cap Portfolio*

Investment Adviser: Directed Services LLC

Subadviser: Fidelity Management & Research Company

* FMR® is a registered service mark of Fidelity Management & Research Company. Used with permission

Seeks long-term growth of capital.
VY® Franklin Income Portfolio Investment Adviser: Directed Services LLC Subadviser: Franklin Advisers, Inc.	Seeks to maximize income while maintaining prospects for capital appreciation.
VY® Franklin Mutual Shares Portfolio Investment Adviser: Directed Services LLC Subadviser: Franklin Advisers, LLC	Seeks capital appreciation and secondarily, income.

MARPL - Voya Marathon Plus                                                    III-4

Fund Name and Investment Adviser/Subadviser	Investment Objective
VY® Franklin Templeton Founding Strategy Portfolio Investment Adviser: Directed Services LLC	Seeks capital appreciation. Income is a secondary consideration.
VY® Invesco Equity and Income Portfolio Investment Adviser: Directed Services LLC Subadviser: Invesco Advisers, Inc.	Seeks total return, consisting of long-term capital appreciation and current income.
VY® JPMorgan Emerging Markets Equity Portfolio Investment Adviser: Directed Services LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital appreciation.
VY® JPMorgan Small Cap Core Equity Portfolio Investment Adviser: Directed Services LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long term.
VY® Oppenheimer Global Portfolio Investment Adviser: Directed Services LLC Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.
VY® Pioneer High Yield Portfolio Investment Adviser: Directed Services LLC Subadviser: Pioneer Investment Management, Inc.	Seeks to maximize total return through income and capital appreciation.
VY® T. Rowe Price Capital Appreciation Portfolio Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.
VY® T. Rowe Price Growth Equity Portfolio Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth through investments in stocks.
VY® Templeton Foreign Equity Portfolio Investment Adviser: Directed Services LLC Subadviser: Templeton Investment Counsel, LLC	Seeks long-term capital growth.

MARPL - Voya Marathon Plus                                                    III-5

Appendix IV
CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2014, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account B available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2014, the "Value at beginning of period" shown is the value at first date of investment. This information is current through
December 31, 2014, including portfolio names. Portfolio name changes after December 31, 2014 are not reflected in the following information.

TABLE I
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40%
(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$16.51	$14.19	$13.02	$12.63	$11.42	$9.25	$13.66	$13.48	$12.57	$12.07
Value at end of period	$17.84	$16.51	$14.19	$13.02	$12.63	$11.42	$9.25	$13.66	$13.48	$12.57
Number of accumulation units outstanding at end of period	25,566	23,754	26,871	32,416	34,363	33,076	41,802	39,563	46,853	59,966
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$37.68	$29.82	$25.78	$25.89	$22.81	$17.76	$31.42	$31.39	$26.48	$25.37
Value at end of period	$40.39	$37.68	$29.82	$25.78	$25.89	$22.81	$17.76	$31.42	$31.39	$26.48
Number of accumulation units outstanding at end of period	479,526	557,049	635,791	751,037	912,128	1,083,756	1,240,836	1,574,211	1,992,502	2,530,754
FIDELITY® VIP INDEX 500 PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$35.82	$27.47	$24.04	$23.89	$21.07	$16.88	$27.17	$26.13	$22.90	$22.16
Value at end of period	$40.12	$35.82	$27.47	$24.04	$23.89	$21.07	$16.88	$27.17	$26.13	$22.90
Number of accumulation units outstanding at end of period	464,681	548,055	612,537	690,383	804,912	943,813	1,122,989	1,328,685	1,644,685	2,079,099
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$21.86	$22.57	$21.62	$20.43	$19.22	$16.84	$17.66	$17.16	$16.68	$16.55
Value at end of period	$22.81	$21.86	$22.57	$21.62	$20.43	$19.22	$16.84	$17.66	$16.16	$16.68
Number of accumulation units outstanding at end of period	23,510	26,615	31,347	34,264	42,476	47,538	52,015	61,123	70,534	105,179
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$34.06	$29.59	$26.41	$27.15	$24.12	$20.52	$28.95	$27.81	$25.64	$24.95
Value at end of period	$35.67	$34.06	$29.59	$26.41	$27.15	$24.12	$20.52	$28.95	$27.81	$25.64
Number of accumulation units outstanding at end of period	322,345	368,758	412,459	475,556	540,902	608,567	706,147	853,758	1,057,043	1,052,872
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.60	$14.37	$13.51	$13.21	$11.56	$9.65	$11.58	$10.80	$10.10	$10.01
Value at end of period	$13.47	$13.60	$14.37	$13.51	$13.21	$11.56	$9.65	$11.58	$10.80	$10.10
Number of accumulation units outstanding at end of period	366,165	419,913	517,045	595,964	794,052	909,241	1,075,639	1,278,258	1,448,500	1,713,163
VOYA GLOBAL PERSPECTIVES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2014)
Value at beginning of period	$10.32
Value at end of period	$10.44
Number of accumulation units outstanding at end of period	6,478
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.89	$11.51	$12.01	$13.41	$11.18	$8.25	$14.18	$10.21
Value at end of period	$11.21	$12.89	$11.51	$12.01	$13.41	$11.18	$8.25	$14.18
Number of accumulation units outstanding at end of period	13,826	18,540	20,827	35,088	37,366	41,962	53,620	59,849

Marathon Plus                                                                                                                               IV 1

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$32.61	$25.31	$22.17	$22.55	$20.04	$15.60	$25.37	$12.96	$21.28	$19.96
Value at end of period	$35.60	$32.61	$25.31	$22.17	$22.55	$20.04	$15.60	$25.37	$23.96	$21.28
Number of accumulation units outstanding at end of period	903,390	1,029,933	907,896	1,045,363	1,265,314	1,260,360	1,428,706	1,685,641	2,055,253	2,526,478
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$17.49	$16.80	$14.94	$14.51	$12.88	$8.74	$11.45	$11.29	$10.51	$9.98
Value at end of period	$17.45	$17.49	$16.80	$14.94	$14.51	$12.88	$8.74	$11.45	$11.29	$10.51
Number of accumulation units outstanding at end of period	105,801	125,430	131,266	133,441	167,221	154,485	129,370	159,124	201,990	191,704
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$27.39	$20.90	$18.52	$18.80	$16.73	$13.77	$22.24	$21.48	$19.01	$18.30
Value at end of period	$30.75	$27.39	$20.90	$18.52	$18.80	$16.73	$13.77	$22.24	$21.48	$19.01
Number of accumulation units outstanding at end of period	248,084	279,604	315,467	356,281	418,311	478,483	551,985	705,766	837,662	1,080,462
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$24.29	$24.66	$22.86	$21.56	$19.91	$18.10	$20.06	$19.19	$18.70	$18.38
Value at end of period	$25.54	$24.29	$24.66	$22.86	$21.56	$19.91	$18.10	$20.06	$19.19	$18.70
Number of accumulation units outstanding at end of period	536,818	567,494	676,308	707,507	767,355	807,364	731,100	766,347	929,670	1,183,071
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2009)
Value at beginning of period	$18.02	$15.05	$12.86	$14.85	$13.96	$10.90
Value at end of period	$16.71	$18.02	$15.05	$12.86	$14.85	$13.96
Number of accumulation units outstanding at end of period	133,780	144,162	163,485	195,326	243,404	283,363
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2005)
Value at beginning of period	$20.29	$15.71	$13.49	$13.35	$11.82	$8.40	$11.72	$10.62	$10.17	$9.92
Value at end of period	$22.72	$20.29	$15.71	$13.49	$13.35	$11.82	$8.40	$11.72	$10.62	$10.17
Number of accumulation units outstanding at end of period	2,192,361	2,254,809	739,317	825,863	216,085	242,317	272,891	323,546	371,566	450,767
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2012)
Value at beginning of period	$14.60	$11.33	$10.45
Value at end of period	$15.80	$14.60	$11.33
Number of accumulation units outstanding at end of period	9,855	10,028	2,555
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$11.77	$9.87
Value at end of period	$12.63	$11.77
Number of accumulation units outstanding at end of period	56,232	69,181
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2011)
Value at beginning of period	$12.96	$9.98	$8.89	$9.97
Value at end of period	$13.87	$12.96	$9.98	$8.89
Number of accumulation units outstanding at end of period	27,578	28,292	17,641	18,449
VOYA MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$14.09	$14.29	$14.49	$14.69	$14.86	$15.03	$14.84	$14.32	$13.84	$13.63
Value at end of period	$13.90	$14.09	$14.29	$14.49	$14.69	$14.86	$15.03	$14.84	$14.32	$13.84
Number of accumulation units outstanding at end of period	1,052,430	1,139,774	1,314,472	1,518,733	1,617,851	2,004,541	2,583,176	2,417,186	2,561,195	2,849,755
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during July 2011)
Value at beginning of period	$11.00	$10.69	$10.05	$10.03
Value at end of period	$11.49	$11.00	$10.69	$10.05
Number of accumulation units outstanding at end of period	46,178	79,657	63,512	53,773

Marathon Plus                                                                                                                               IV 2

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during June 2011)
Value at beginning of period	$11.98	$10.24	$9.19	$9.57
Value at end of period	$12.44	$11.98	$10.24	$9.19
Number of accumulation units outstanding at end of period	16,732	14,588	8,687	2,635
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2011)
Value at beginning of period	$11.78	$10.33	$9.38	$9.21
Value at end of period	$12.28	$11.78	$10.33	$9.38
Number of accumulation units outstanding at end of period	14,108	16,540	5,603	2,564
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during June 2011)
Value at beginning of period	$11.38	$10.49	$9.65	$9.83
Value at end of period	$11.81	$11.38	$10.49	$9.65
Number of accumulation units outstanding at end of period	34,152	15,297	13,105	2,707
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$19.71	$15.14	$13.41	$13.05	$11.74	$10.02
Value at end of period	$21.98	$19.71	$15.14	$13.41	$13.05	$11.74
Number of accumulation units outstanding at end of period	523,720	624,067	717,171	807,162	945,643	1,068,844
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2009)
Value at beginning of period	$21.40	$16.43	$14.42	$14.26	$12.89	$10.50
Value at end of period	$23.82	$21.40	$16.43	$14.42	$14.26	$12.89
Number of accumulation units outstanding at end of period	149,649	179,419	203,089	247,276	283,647	324,177
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$20.14	$15.54	$13.59	$13.71	$12.51	$10.41
Value at end of period	$22.29	$20.14	$15.54	$13.59	$13.71	$12.51
Number of accumulation units outstanding at end of period	68,655	70,749	77,086	89,476	107,204	119,513
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2011)
Value at beginning of period	$14.25	$10.42	$9.19	$9.93
Value at end of period	$14.80	$14.25	$10.42	$9.19
Number of accumulation units outstanding at end of period	37,398	37,707	27,520	4,681
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$44.28	$32.60	$28.87	$30.03	$24.48	$19.47	$28.63	$27.43	$23.81	$21.90
Value at end of period	$46.51	$44.28	$32.60	$28.87	$30.03	$24.48	$19.47	$28.63	$27.43	$23.81
Number of accumulation units outstanding at end of period	131,775	153,267	183,448	216,742	272,766	299,734	334,611	402,256	543,958	692,361
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$22.24	$20.12	$18.17	$18.10	$16.53	$14.22	$18.87	$18.09	$16.93	$16.54
Value at end of period	$23.38	$22.24	$20.12	$18.17	$18.10	$16.53	$14.22	$18.87	$18.09	$16.93
Number of accumulation units outstanding at end of period	143,468	162,024	175,272	195,932	220,514	237,655	267,453	320,452	382,893	515,601
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$24.06	$19.94	$17.58	$18.37	$16.48	$13.34	$21.17	$20.44	$18.31	$17.49
Value at end of period	$25.28	$24.06	$19.94	$17.58	$18.37	$16.48	$13.34	$21.17	$20.44	$18.31
Number of accumulation units outstanding at end of period	123,772	127,085	145,356	156,454	176,467	203,433	226,771	273,725	316,640	354,898
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$22.86	$19.89	$17.76	$18.11	$16.40	$13.65	$19.91	$19.15	$17.47	$16.92
Value at end of period	$24.05	$22.86	$19.89	$17.76	$18.11	$16.40	$13.65	$19.91	$19.15	$17.47
Number of accumulation units outstanding at end of period	162,256	183,787	226,607	247,022	283,316	290,134	345,608	448,223	579,527	688,961

Marathon Plus                                                                                                                               IV 3

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2011)
Value at beginning of period	$14.84	$10.84	$9.18	$9.42
Value at end of period	$15.26	$14.84	$10.84	$9.18
Number of accumulation units outstanding at end of period	45,388	55,173	36,505	11,813
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.07	$11.18	$10.66	$10.06
Value at end of period	$10.18	$10.07	$11.18	$10.66
Number of accumulation units outstanding at end of period	56,335	69,446	105,315	79,309
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2006)
Value at beginning of period	$15.71	$11.68	$10.31	$11.71	$9.24	$6.71	$11.16	$9.86	$9.99
Value at end of period	$16.46	$15.71	$11.68	$10.31	$11.71	$9.24	$6.71	$11.16	$9.86
Number of accumulation units outstanding at end of period	225,616	271,926	302,412	355,750	416,049	431,215	482,506	591,855	661,411
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2011)
Value at beginning of period	$11.95	$10.57	$9.52	$9.74
Value at end of period	$12.37	$11.95	$10.57	$9.52
Number of accumulation units outstanding at end of period	92,346	56,233	28,996	7,564
VY® FRANKLIN MUTUAL SHARES PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2011)
Value at beginning of period	$13.00	$10.32	$9.22	$9.84
Value at end of period	$13.77	$13.00	$10.32	$9.22
Number of accumulation units outstanding at end of period	4,933	4,219	1,459	1,133
VY® FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2012)
Value at beginning of period	$12.68	$10.37	$8.90
Value at end of period	$12.90	$12.68	$10.37
Number of accumulation units outstanding at end of period	6,044	3,952	25,467
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$16.69	$13.55	$12.18	$12.49	$11.28	$9.32	$12.34	$12.09	$10.88	$10.06
Value at end of period	$17.93	$16.69	$13.55	$12.18	$12.49	$11.28	$9.32	$12.34	$12.09	$10.88
Number of accumulation units outstanding at end of period	1,078,524	720,859	815,879	967,009	1,177,287	1,364,025	1,655,410	2,090,697	2,650,463	3,280,731
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2005)
Value at beginning of period	$17.36	$18.63	$15.83	$19.59	$16.47	$9.71	$20.16	$14.73	$10.97	$10.69
Value at end of period	$17.31	$17.36	$18.63	$15.83	$19.59	$16.47	$9.71	$20.16	$14.73	$10.97
Number of accumulation units outstanding at end of period	120,484	120,084	152,691	159,758	204,825	185,986	184,178	261,180	231,336	106,027
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2011)
Value at beginning of period	$14.33	$10.43	$8.89	$9.84
Value at end of period	$15.35	$14.33	$10.43	$8.89
Number of accumulation units outstanding at end of period	45,090	45,609	26,675	823
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$18.53	$14.78	$12.32	$13.60	$11.88	$8.64	$14.67	$13.97	$12.00	$10.06
Value at end of period	$18.69	$18.53	$14.78	$12.32	$13.60	$11.88	$8.64	$14.67	$13.97	$12.00
Number of accumulation units outstanding at end of period	1,377,793	1,594,216	1,782,789	2,053,860	2,403,246	2,762,723	3,175,943	3,890,901	5,058,380	6,278,643

Marathon Plus                                                                                                                               IV 4

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$17.38	$15.69	$13.70	$13.99	$11.92	$7.24	$9.94
Value at end of period	$17.20	$17.38	$15.69	$13.70	$13.99	$11.92	$7.24
Number of accumulation units outstanding at end of period	203,374	235,465	247,156	271,829	371,493	454,661	515,492
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2011)
Value at beginning of period	$13.08	$10.85	$9.61	$10.15
Value at end of period	$14.46	$13.08	$10.85	$9.61
Number of accumulation units outstanding at end of period	133,840	113,372	91,474	41,627
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$20.89	$15.67	$13.69	$14.41	$11.38	$7.88	$14.06	$12.57	$11.69	$10.04
Value at end of period	$23.03	$20.89	$15.67	$13.69	$14.41	$11.38	$7.88	$14.06	$12.57	$11.69
Number of accumulation units outstanding at end of period	489,742	544,223	605,522	696,879	790,012	867,640	952,195	1,081,871	1,362,629	1,689,424
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$47.38	$34.50	$29.43	$30.17	$26.18	$18.58	$32.60	$30.09	$26.93	$25.72
Value at end of period	$50.77	$47.38	$34.50	$29.43	$30.17	$26.18	$18.58	$32.60	$30.09	$26.93
Number of accumulation units outstanding at end of period	356,800	410,501	456,575	536,640	612,777	708,641	810,651	982,830	1,231,358	1,536,643
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.98	$9.74	$8.32	$9.63	$8.58	$6.32	$12.70	$10.69	$9.97
Value at end of period	$10.71	$10.98	$9.74	$8.32	$9.63	$8.58	$6.32	$12.70	$10.69
Number of accumulation units outstanding at end of period	61,585	75,693	92,921	114,235	136,647	153,349	191,860	200,439	182,540
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.53	$8.88	$7.58	$8.73	$8.13	$6.24	$10.14
Value at end of period	$9.70	$10.53	$8.88	$7.58	$8.73	$8.13	$6.24
Number of accumulation units outstanding at end of period	112,880	132,388	169,283	175,457	217,454	247,399	251,703

TABLE II
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$16.91	$14.52	$13.30	$12.88	$11.64	$9.41	$13.87	$13.67	$12.72	$12.20
Value at end of period	$18.31	$16.91	$14.52	$13.30	$12.88	$11.64	$9.41	$13.87	$13.67	$12.72
Number of accumulation units outstanding at end of period	3,691	3,698	5,606	5,766	6,339	7,892	30,521	35,177	55,126	69,445
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$27.59	$21.81	$18.82	$18.88	$16.60	$12.91	$22.80	$22.74	$19.16	$18.33
Value at end of period	$29.62	$27.59	$21.81	$18.82	$18.88	$16.60	$12.91	$22.80	$22.74	$19.16
Number of accumulation units outstanding at end of period	125,169	140,141	164,716	197,992	225,371	249,677	296,766	361,258	495,273	628,401
FIDELITY® VIP INDEX 500 PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$30.52	$23.37	$20.42	$20.26	$17.84	$14.27	$22.93	$22.03	$19.27	$18.62
Value at end of period	$34.23	$30.52	$23.37	$20.42	$20.26	$17.84	$14.27	$22.93	$22.03	$19.27
Number of accumulation units outstanding at end of period	69,757	85,052	91,607	104,586	141,782	166,986	193,846	230,587	302,827	458,510

Marathon Plus                                                                                                                               IV 5

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$24.64	$21.38	$19.06	$19.55	$17.35	$14.74	$20.76	$19.91	$18.33	$17.81
Value at end of period	$25.85	$24.64	$21.38	$19.06	$19.55	$17.35	$14.74	$20.76	$19.91	$18.33
Number of accumulation units outstanding at end of period	63,281	69,185	73,680	93,501	113,107	143,202	173,274	243,646	303,633	318,872
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.78	$14.54	$13.65	$13.33	$11.65	$9.70	$11.63	$10.83	$10.11	$10.01
Value at end of period	$13.67	$13.78	$14.54	$13.65	$13.33	$11.65	$9.70	$11.63	$10.83	$10.11
Number of accumulation units outstanding at end of period	91,925	116,903	138,498	145,158	185,065	194,503	214,791	273,720	313,936	411,905
VOYA GLOBAL PERSPECTIVES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.19
Value at end of period	$10.45
Number of accumulation units outstanding at end of period	1,252
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$22.30	$17.28	$15.12	$15.35	$13.62	$10.59	$17.19	$16.21	$14.38	$13.46
Value at end of period	$24.38	$22.30	$17.28	$15.12	$15.35	$13.62	$10.59	$17.19	$16.21	$14.38
Number of accumulation units outstanding at end of period	237,937	264,805	241,989	280,303	308,406	267,184	298,242	355,532	440,709	536,182
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$17.73	$16.99	$15.09	$14.64	$12.97	$8.79	$11.49	$11.32	$10.52	$10.45
Value at end of period	$17.71	$17.73	$16.99	$15.09	$14.64	$12.97	$8.79	$11.49	$11.32	$10.52
Number of accumulation units outstanding at end of period	5,819	7,585	8,849	9,680	11,230	10,442	2,328	5,433	5,994	5,454
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$27.64	$21.06	$18.63	$18.88	$16.78	$13.79	$22.24	$21.45	$18.96	$18.21
Value at end of period	$31.08	$27.64	$21.06	$18.63	$18.88	$16.78	$13.79	$22.24	$21.45	$18.96
Number of accumulation units outstanding at end of period	88,290	91,113	99,810	131,750	150,574	169,441	193,666	258,096	296,025	444,521
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$21.14	$21.43	$19.84	$18.68	$17.22	$15.63	$17.30	$16.52	$16.08	$15.79
Value at end of period	$22.27	$21.14	$21.43	$19.84	$18.68	$17.22	$15.63	$17.30	$16.52	$16.08
Number of accumulation units outstanding at end of period	157,123	159,905	182,477	199,406	228,062	253,689	181,827	197,301	274,574	350,177
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2009)
Value at beginning of period	$18.15	$15.14	$12.91	$14.89	$13.98	$11.77
Value at end of period	$16.86	$18.15	$15.14	$12.91	$14.89	$13.98
Number of accumulation units outstanding at end of period	26,416	23,624	24,855	31,238	38,260	43,394
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2005)
Value at beginning of period	$20.55	$15.89	$13.62	$13.46	$11.90	$8.44	$11.76	$10.64	$10.18	$9.92
Value at end of period	$23.05	$20.55	$15.89	$13.62	$13.46	$11.90	$8.44	$11.76	$10.64	$10.18
Number of accumulation units outstanding at end of period	293,802	318,248	61,554	61,283	1,738	854	3,024	2,408	2,885	2,764
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2011)
Value at beginning of period	$14.67	$11.37	$10.07	$9.50
Value at end of period	$15.89	$14.67	$11.37	$10.07
Number of accumulation units outstanding at end of period	771	806	838	873
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$11.78	$9.87
Value at end of period	$12.67	$11.78
Number of accumulation units outstanding at end of period	8,396	10,032

Marathon Plus                                                                                                                               IV 6

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2011)
Value at beginning of period	$13.01	$10.01	$8.90	$9.87
Value at end of period	$13.95	$13.01	$10.01	$8.90
Number of accumulation units outstanding at end of period	7,048	8,137	7,683	166
VOYA MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.04	$13.20	$13.36	$13.53	$13.67	$13.79	$13.61	$13.10	$12.65	$12.44
Value at end of period	$12.88	$13.04	$13.20	$13.36	$13.53	$13.67	$13.79	$13.61	$13.10	$12.65
Number of accumulation units outstanding at end of period	140,023	154,347	215,835	236,427	286,509	376,031	495,337	530,773	527,585	552,474
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during August 2011)
Value at beginning of period	$11.05	$10.72	$10.06	$9.89
Value at end of period	$11.55	$11.05	$10.72	$10.06
Number of accumulation units outstanding at end of period	217	219	221	410
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$19.84	$15.22	$13.46	$13.08	$11.74	$10.02
Value at end of period	$22.16	$19.84	$15.22	$13.46	$13.08	$11.74
Number of accumulation units outstanding at end of period	78,038	88,299	99,739	110,693	123,819	136,709
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.55	$16.53	$14.48	$14.30	$12.90	$10.97
Value at end of period	$24.03	$21.55	$16.53	$14.48	$14.30	$12.90
Number of accumulation units outstanding at end of period	62,637	70,247	78,514	82,885	88,656	104,679
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$20.29	$15.63	$13.65	$13.74	$12.52	$10.65
Value at end of period	$22.48	$20.29	$15.63	$13.65	$13.74	$12.52
Number of accumulation units outstanding at end of period	12,771	4,555	4,969	4,933	5,647	5,856
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2011)
Value at beginning of period	$14.31	$10.44	$9.20	$9.38
Value at end of period	$14.88	$14.31	$10.44	$9.20
Number of accumulation units outstanding at end of period	5,455	4,895	4,868	886
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$45.42	$33.39	$29.52	$30.66	$24.96	$19.82	$29.11	$27.83	$24.13	$22.16
Value at end of period	$47.78	$45.42	$33.39	$29.52	$30.66	$24.96	$19.82	$29.11	$27.83	$24.13
Number of accumulation units outstanding at end of period	43,059	48,255	53,007	57,209	71,092	81,100	99,966	119,207	161,032	221,559
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$21.20	$19.15	$17.27	$17.18	$15.66	$13.46	$17.83	$17.07	$15.95	$15.55
Value at end of period	$22.32	$21.20	$19.15	$17.27	$17.18	$15.66	$13.46	$17.83	$17.07	$15.95
Number of accumulation units outstanding at end of period	26,275	43,767	44,867	62,414	71,712	76,345	99,062	130,985	134,201	175,247
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$21.87	$18.10	$15.94	$16.62	$14.89	$12.04	$19.07	$18.38	$16.45	$15.68
Value at end of period	$23.02	$21.87	$18.10	$15.94	$16.62	$14.89	$12.04	$19.07	$18.38	$16.45
Number of accumulation units outstanding at end of period	19,013	21,881	24,552	31,505	39,488	41,383	45,437	59,063	65,251	61,873
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$21.17	$18.39	$16.39	$16.69	$15.09	$12.54	$18.27	$17.54	$15.98	$15.45
Value at end of period	$22.30	$21.17	$18.39	$16.39	$16.69	$15.09	$12.54	$18.27	$17.54	$15.98
Number of accumulation units outstanding at end of period	48,467	49,833	52,731	60,674	64,863	63,187	69,230	78,002	88,924	132,033

Marathon Plus                                                                                                                               IV 7

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2012)
Value at beginning of period	$14.90	$10.86	$9.19
Value at end of period	$15.35	$14.90	$10.86
Number of accumulation units outstanding at end of period	4,186	4,300	1,074
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2011)
Value at beginning of period	$10.11	$11.21	$10.68	$10.27
Value at end of period	$10.24	$10.11	$11.21	$10.68
Number of accumulation units outstanding at end of period	8,794	9,777	14,656	6,466
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2006)
Value at beginning of period	$15.90	$11.80	$10.40	$11.80	$9.29	$6.74	$11.19	$9.87	$9.99
Value at end of period	$16.68	$15.90	$11.80	$10.40	$11.80	$9.29	$6.74	$11.19	$9.87
Number of accumulation units outstanding at end of period	67,892	73,680	80,876	90,054	110,200	133,777	159,918	184,555	229,476
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2011)
Value at beginning of period	$12.00	$10.60	$9.53	$9.45
Value at end of period	$12.44	$12.00	$10.60	$9.53
Number of accumulation units outstanding at end of period	11,405	10,067	6,515	4,397
VY® FRANKLIN MUTUAL SHARES PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2011)
Value at beginning of period	$13.05	$10.35	$9.23	$9.64
Value at end of period	$13.85	$13.05	$10.35	$9.23
Number of accumulation units outstanding at end of period	20,536	4,699	4,993	918
VY® FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2012)
Value at beginning of period	$12.73	$10.40	$9.08
Value at end of period	$12.97	$12.73	$10.40
Number of accumulation units outstanding at end of period	3,573	2,358	951
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$16.91	$13.71	$12.31	$12.60	$11.36	$9.38	$12.39	$12.12	$10.89	$10.06
Value at end of period	$18.20	$16.91	$13.71	$12.31	$12.60	$11.36	$9.38	$12.39	$12.12	$10.89
Number of accumulation units outstanding at end of period	303,018	196,545	207,668	241,018	287,588	331,791	437,176	573,717	670,897	824,275
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2005)
Value at beginning of period	$17.57	$18.83	$15.98	$19.74	$16.58	$9.76	$20.23	$14.76	$10.97	$10.85
Value at end of period	$17.55	$17.57	$18.83	$15.98	$19.74	$16.58	$9.76	$20.23	$14.76	$10.97
Number of accumulation units outstanding at end of period	15,745	17,428	19,175	21,530	24,929	26,229	34,089	34,892	23,921	4,253
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2011)
Value at beginning of period	$14.39	$10.46	$8.90	$9.51
Value at end of period	$15.43	$14.39	$10.46	$8.90
Number of accumulation units outstanding at end of period	3,628	4,913	4,180	513
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$18.78	$14.96	$12.45	$13.72	$11.97	$8.68	$14.73	$14.00	$12.02	$10.06
Value at end of period	$18.97	$18.78	$14.96	$12.45	$13.72	$11.97	$8.68	$14.73	$14.00	$12.02
Number of accumulation units outstanding at end of period	206,643	240,814	269,495	311,025	353,939	416,753	472,212	605,499	801,709	1,038,532

Marathon Plus                                                                                                                               IV 8

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$17.52	$15.80	$13.77	$14.04	$11.95	$7.24	$9.94
Value at end of period	$17.37	$17.52	$15.80	$13.77	$14.04	$11.95	$7.24
Number of accumulation units outstanding at end of period	43,163	44,764	51,528	53,716	77,460	89,982	104,354
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2011)
Value at beginning of period	$13.13	$10.88	$9.62	$10.12
Value at end of period	$14.54	$13.13	$10.88	$9.62
Number of accumulation units outstanding at end of period	66,898	45,335	27,221	10,396
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$21.17	$15.86	$13.83	$14.54	$11.46	$7.92	$14.12	$12.61	$11.70	$10.04
Value at end of period	$23.37	$21.17	$15.86	$13.83	$14.54	$11.46	$7.92	$14.12	$12.61	$11.70
Number of accumulation units outstanding at end of period	85,169	91,541	100,633	111,253	131,603	141,227	154,334	185,700	233,358	286,323
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$35.04	$25.48	$21.70	$22.21	$19.25	$13.63	$23.89	$22.01	$19.67	$18.76
Value at end of period	$37.60	$35.04	$25.48	$21.70	$22.21	$19.25	$13.63	$23.89	$22.01	$19.67
Number of accumulation units outstanding at end of period	39,719	47,271	58,550	63,690	74,533	80,437	86,676	111,889	159,581	197,597
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.11	$9.84	$8.39	$9.70	$8.63	$6.35	$12.74	$10.70	$9.97
Value at end of period	$10.85	$11.11	$9.84	$8.39	$9.70	$8.63	$6.35	$12.74	$10.70
Number of accumulation units outstanding at end of period	4,270	4,294	4,387	5,411	6,149	7,502	12,666	20,812	13,425
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.63	$8.95	$7.62	$8.77	$8.16	$6.25	$10.14
Value at end of period	$9.80	$10.63	$8.95	$7.62	$8.77	$8.16	$6.25
Number of accumulation units outstanding at end of period	24,965	23,501	29,598	30,707	43,190	50,188	65,677

Marathon Plus                                                                                                                               IV 9

PART B

VARIABLE ANNUITY ACCOUNT B OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

VOYA MARATHON PLUS

Statement of Additional Information

Dated

May 1, 2015

Group Variable Annuity Contracts for Employer-Sponsored Deferred Compensation Plans

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the “Separate Account”) dated May 1, 2015.

A free prospectus is available upon request from the local Voya Retirement Insurance and Annuity Company office or by writing to or calling:

Customer Service

P.O. Box 9271

Des Moines, IA 50306-9271

1-800-366-0066

Read the prospectus before you invest.  Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

GENERAL INFORMATION AND HISTORY

Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us,” “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits.   All guarantees and benefits provided under the contracts that are not related to the Separate Account are subject to the claims paying ability of the Company and our general account.  We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976.  Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954).  Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002 until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya®”), which until April 7, 2014, was known as ING U.S., Inc.  In May 2013 the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA” and Voya completed its initial public offering of common stock.

Prior to March 9, 2015, Voya was an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. On March 9, 2015, ING completed a public secondary offering of Voya common stock (the “March 2015 Offering”) and also completed the sale of Voya common stock to Voya pursuant to the terms of a share repurchase agreement (the “March 2015 Direct Share Buyback”) (the March 2015 Offering and the March 2015 Direct Share Buyback collectively, the “March 2015 Transactions”). Upon completion of the March 2015 Transactions, ING has exited its stake in Voya common stock. As a result of the completion of the March 2015 Transactions, ING has satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING to divest 100% of its ownership interest in Voya together with its subsidiaries, including the Company by the end of 2016.

The Company serves as the depositor for the Separate Account.

Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees” in the prospectus).

The assets of the Separate Account are held by the Company. The Separate Account has no custodian. However, the funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contract. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

A complete description of each fund, including its investment objective, policies, risks and fees and expenses, is contained in the fund’s prospectus and statement of additional information.

MARPL SAI - Voya Marathon Plus                                     2

OFFERING AND PURCHASE OF CONTRACTS

The Company’s subsidiary, Voya Financial Partners, LLC serves as the principal underwriter for contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774. Voya Financial Partners, LLC offers the securities under the Contracts on a continuous basis, however, the Contract is no longer available to new purchasers. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Purchase and Rights” and “Your Account Value.”

Compensation paid to the principal underwriter, Voya Financial Partners, LLC, for the years ending December 31, 2014, 2013, and 2012 amounted to $1,955,431.33, $1,889,839.98 and $1,907,879.60, respectively. These amounts reflect compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of Voya Retirement Insurance and Annuity Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “The Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the income phase payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1,000 of value applied; the annuitant’s first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

MARPL SAI - Voya Marathon Plus                                     3

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = ..9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar, Inc. and Lipper Analytical Services, Inc., which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize funds in terms of the asset classes they represent and use such categories in marketing material for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the Separate Account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of Variable Annuity Account B as of December 31, 2014, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of the Company as of December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta, GA 30308.

MARPL SAI - Voya Marathon Plus                                     4

FINANCIAL STATEMENTS
Variable Annuity Account B of
Voya Retirement Insurance and Annuity Company
Year Ended December 31, 2014
with Report of Independent Registered Public Accounting Firm

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VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Financial Statements
Year Ended December 31, 2014

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
Voya Retirement Insurance and Annuity Company

We have audited the accompanying financial statements of Variable Annuity Account B of Voya Retirement Insurance and Annuity Company (the “Account”), which comprise the statements of assets and liabilities of each of the investment divisions disclosed in Note 1 as of December 31, 2014, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for the years or periods ended December 31, 2014 and 2013. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents or fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the investment divisions disclosed in Note 1 constituting Variable Annuity Account B of Voya Retirement Insurance and Annuity Company at December 31, 2014, the results of their operations for the year or period then ended, and the changes in their net assets for the years or periods ended December 31, 2014 and 2013, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia
April 14, 2015

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth-Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2
Assets
Investments in mutual funds
at fair value	$906	$1,700	$90	$128	$31
Total assets	906	1,700	90	128	31
Net assets	$906	$1,700	$90	$128	$31

Net assets
Accumulation units	$853	$1,398	$90	$128	$31
Contracts in payout (annuitization)	53	302	—	—	—
Total net assets	$906	$1,700	$90	$128	$31

Total number of mutual fund shares	16,507	41,453	1,130	2,440	1,512

Cost of mutual fund shares	$692	$1,104	$89	$122	$29

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Calvert VP SRI Balanced Portfolio	Federated Fund for U.S. Government Securities II - Primary Shares	Federated High Income Bond Fund II - Primary Shares	Federated Kaufmann Fund II - Primary Shares	Federated Managed Tail Risk Fund II - Primary Shares
Assets
Investments in mutual funds
at fair value	$1,232	$701	$3,632	$1,734	$3,751
Total assets	1,232	701	3,632	1,734	3,751
Net assets	$1,232	$701	$3,632	$1,734	$3,751

Net assets
Accumulation units	$1,232	$701	$3,596	1,734	$3,694
Contracts in payout (annuitization)	—	—	36	—	57
Total net assets	$1,232	$701	$3,632	$1,734	$3,751

Total number of mutual fund shares	600,807	63,016	525,630	91,675	675,828

Cost of mutual fund shares	$1,198	$706	$3,346	$1,321	$3,989

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Federated Managed Volatility Fund II	Federated Prime Money Fund II - Primary Shares	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$2,607	$998	$53,810	$13,536	$188
Total assets	2,607	998	53,810	13,536	188
Net assets	$2,607	$998	$53,810	$13,536	$188

Net assets
Accumulation units	$2,578	$990	$53,810	$13,536	$—
Contracts in payout (annuitization)	29	8	—	—	188
Total net assets	$2,607	$998	$53,810	$13,536	$188

Total number of mutual fund shares	247,534	997,762	2,217,155	213,236	33,994

Cost of mutual fund shares	$2,205	$998	$47,793	$8,921	$190

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Franklin Small Cap Value VIP Fund - Class 2
Assets
Investments in mutual funds
at fair value	$3,390	$42,294	$21,031	$536	$2,999
Total assets	3,390	42,294	21,031	536	2,999
Net assets	$3,390	$42,294	$21,031	$536	$2,999

Net assets
Accumulation units	$3,390	$42,294	$21,031	$536	$2,999
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$3,390	$42,294	$21,031	$536	$2,999

Total number of mutual fund shares	181,287	1,132,063	101,051	41,929	134,381

Cost of mutual fund shares	$3,142	$25,937	$13,639	$521	$2,466

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Janus Aspen Series Balanced Portfolio - Institutional Shares	Janus Aspen Series Enterprise Portfolio - Institutional Shares	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Global Fund/VA
Assets
Investments in mutual funds
at fair value	$8	$—	$2,038	$193	$23
Total assets	8	—	2,038	193	23
Net assets	$8	$—	$2,038	$193	$23

Net assets
Accumulation units	$8	$—	$2,038	$—	$23
Contracts in payout (annuitization)	—	—	—	193	—
Total net assets	$8	$—	$2,038	$193	$23

Total number of mutual fund shares	269	1	78,341	2,451	591

Cost of mutual fund shares	$7	$—	$1,168	$179	$16

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA	PIMCO Real Return Portfolio - Administrative Class	Pioneer Emerging Markets VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I Shares
Assets
Investments in mutual funds
at fair value	$338	$1,251	$3,002	$658	$1,154
Total assets	338	1,251	3,002	658	1,154
Net assets	$338	$1,251	$3,002	$658	$1,154

Net assets
Accumulation units	$—	$1,251	$3,002	$658	$1,154
Contracts in payout (annuitization)	338	—	—	—	—
Total net assets	$338	$1,251	$3,002	$658	$1,154

Total number of mutual fund shares	10,054	47,095	234,380	30,324	119,589

Cost of mutual fund shares	$216	$1,097	$3,302	$728	$1,250

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Balanced Portfolio - Class I	Voya Intermediate Bond Portfolio - Class I	Voya Global Perspectives Portfolio - Class A	Voya Global Perspectives Portfolio - Class I	Voya Global Resources Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$68,867	$103,349	$182	$53	$3,568
Total assets	68,867	103,349	182	53	3,568
Net assets	$68,867	$103,349	$182	$53	$3,568

Net assets
Accumulation units	$45,754	$95,623	$182	$53	$3,568
Contracts in payout (annuitization)	23,113	7,726	—	—	—
Total net assets	$68,867	$103,349	$182	$53	$3,568

Total number of mutual fund shares	4,704,036	8,011,561	16,698	4,802	193,810

Cost of mutual fund shares	$57,264	$101,789	$177	$53	$4,178

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Multi-Manager Large Cap Core Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$4,416	$137,277	$10,688	$1,401	$9,091
Total assets	4,416	137,277	10,688	1,401	9,091
Net assets	$4,416	$137,277	$10,688	$1,401	$9,091

Net assets
Accumulation units	$4,416	$131,181	$10,688	$1,401	$6,659
Contracts in payout (annuitization)	—	6,096	—	—	2,432
Total net assets	$4,416	$137,277	$10,688	$1,401	$9,091

Total number of mutual fund shares	437,226	6,846,712	855,029	113,225	581,670

Cost of mutual fund shares	$4,611	$118,794	$8,907	$1,217	$7,081

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class	Voya U.S. Bond Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$2,993	$4,491	$3,679	$5,251	$1,425
Total assets	2,993	4,491	3,679	5,251	1,425
Net assets	$2,993	$4,491	$3,679	$5,251	$1,425

Net assets
Accumulation units	$2,993	$4,491	$3,679	$5,251	$1,425
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,993	$4,491	$3,679	$5,251	$1,425

Total number of mutual fund shares	319,792	329,497	271,708	414,138	132,440

Cost of mutual fund shares	$3,007	$3,393	$2,940	$4,659	$1,429

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya U.S. Stock Index Portfolio - Service Class	VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Global Real Estate Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$87	$325	$2,195	$2,211	$988
Total assets	87	325	2,195	2,211	988
Net assets	$87	$325	$2,195	$2,211	$988

Net assets
Accumulation units	$87	$325	$2,195	$2,211	$988
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$87	$325	$2,195	$2,211	$988

Total number of mutual fund shares	5,991	34,061	231,543	179,175	80,492

Cost of mutual fund shares	$70	$356	$2,408	$2,048	$837
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® Clarion Real Estate Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Institutional Class	VY® FMR Diversified Mid Cap Portfolio - Service Class	VY® Franklin Income Portfolio - Service Class	VY® Franklin Mutual Shares Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$4,564	$13,380	$1,968	$6,191	$1,936
Total assets	4,564	13,380	1,968	6,191	1,936
Net assets	$4,564	$13,380	$1,968	$6,191	$1,936

Net assets
Accumulation units	$4,564	$11,395	$1,968	$6,191	$1,936
Contracts in payout (annuitization)	—	1,985	—	—	—
Total net assets	$4,564	$13,380	$1,968	$6,191	$1,936

Total number of mutual fund shares	130,189	718,951	106,603	544,978	167,075

Cost of mutual fund shares	$3,873	$10,125	$1,760	$5,711	$1,408

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® Franklin Templeton Founding Strategy Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$212	$1,041	$2,362	$7,745	$3,194
Total assets	212	1,041	2,362	7,745	3,194
Net assets	$212	$1,041	$2,362	$7,745	$3,194

Net assets
Accumulation units	$212	$1,041	$2,362	$7,745	$3,194
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$212	$1,041	$2,362	$7,745	$3,194

Total number of mutual fund shares	19,304	32,712	135,976	448,198	154,309

Cost of mutual fund shares	$216	$864	$2,598	$8,694	$2,567

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$1,091	$26,434	$5,965	$2,586	$456
Total assets	1,091	26,434	5,965	2,586	456
Net assets	$1,091	$26,434	$5,965	$2,586	$456

Net assets
Accumulation units	$1,091	$26,434	$5,965	$2,586	$456
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,091	$26,434	$5,965	$2,586	$456

Total number of mutual fund shares	53,231	917,541	361,750	199,814	29,477

Cost of mutual fund shares	$996	$23,379	$4,850	$2,126	$431

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Money Market Portfolio - Class I	Voya Money Market Portfolio - Class S	Voya Aggregate Bond Portfolio - Service Class	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$47,372	$45	$8,877	$22,507	$79
Total assets	47,372	45	8,877	22,507	79
Net assets	$47,372	$45	$8,877	$22,507	$79

Net assets
Accumulation units	$45,544	$45	$8,877	$20,436	$—
Contracts in payout (annuitization)	1,828	—	—	2,071	79
Total net assets	$47,372	$45	$8,877	$22,507	$79

Total number of mutual fund shares	47,372,362	44,922	749,145	2,159,984	7,600

Cost of mutual fund shares	$47,372	$45	$8,936	$24,245	$88

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Solution 2015 Portfolio - Service Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution Income Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$3,107	$3,909	$6,894	$3,274	$1,099
Total assets	3,107	3,909	6,894	3,274	1,099
Net assets	$3,107	$3,909	$6,894	$3,274	$1,099

Net assets
Accumulation units	$3,107	$3,909	$6,894	$3,274	1,099
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$3,107	$3,909	$6,894	$3,274	$1,099

Total number of mutual fund shares	253,230	300,694	514,871	237,919	93,487

Cost of mutual fund shares	$2,910	$3,529	$6,116	$2,985	$1,010

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$3,190	$6,303	$2,473	$683	$1,459
Total assets	3,190	6,303	2,473	683	1,459
Net assets	$3,190	$6,303	$2,473	$683	$1,459

Net assets
Accumulation units	$3,190	$6,303	$2,473	$683	$1,459
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$3,190	$6,303	$2,473	$683	$1,459

Total number of mutual fund shares	223,866	200,811	101,137	41,213	88,286

Cost of mutual fund shares	$2,764	$5,217	$1,906	$566	$1,125

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Initial Class	VY® Pioneer High Yield Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$80,865	$3,877	$72,781	$15,880	$46,522
Total assets	80,865	3,877	72,781	15,880	46,522
Net assets	$80,865	$3,877	$72,781	$15,880	$46,522

Net assets
Accumulation units	$80,865	$3,877	$70,001	$14,693	$46,522
Contracts in payout (annuitization)	—	—	2,780	1,187	—
Total net assets	$80,865	$3,877	$72,781	$15,880	$46,522

Total number of mutual fund shares	1,723,104	170,788	3,863,105	1,336,716	3,835,295

Cost of mutual fund shares	$69,201	$2,751	$54,851	$15,627	$32,745

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® Templeton Foreign Equity Portfolio - Initial Class	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$37,050	$14,838	$6,582	$9,374	$9,616
Total assets	37,050	14,838	6,582	9,374	9,616
Net assets	$37,050	$14,838	$6,582	$9,374	$9,616

Net assets
Accumulation units	$31,709	$13,858	$4,854	$8,096	$7,335
Contracts in payout (annuitization)	5,341	980	1,728	1,278	2,281
Total net assets	$37,050	$14,838	$6,582	$9,374	$9,616

Total number of mutual fund shares	410,986	1,232,359	520,722	679,290	731,817

Cost of mutual fund shares	$24,119	$12,354	$5,498	$6,381	$7,292

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Emerging Markets Index Portfolio - Class I	Voya Euro STOXX 50® Index Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$1,814	$244,610	$2	$46	$68,972
Total assets	1,814	244,610	2	46	68,972
Net assets	$1,814	$244,610	$2	$46	$68,972

Net assets
Accumulation units	$—	$186,557	$2	$46	$50,125
Contracts in payout (annuitization)	1,814	58,053	—	—	18,847
Total net assets	$1,814	$244,610	$2	$46	$68,972

Total number of mutual fund shares	59,891	7,985,947	162	4,415	3,068,135

Cost of mutual fund shares	$1,428	$185,915	$2	$42	$44,765

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$7,906	$4,193	$14,009	$111	$28,067
Total assets	7,906	4,193	14,009	111	28,067
Net assets	$7,906	$4,193	$14,009	$111	$28,067

Net assets
Accumulation units	$7,906	$4,193	$11,908	$111	$27,811
Contracts in payout (annuitization)	—	—	2,101	—	256
Total net assets	$7,906	$4,193	$14,009	$111	$28,067

Total number of mutual fund shares	321,657	183,081	1,495,088	11,976	1,152,638

Cost of mutual fund shares	$5,329	$2,669	$13,724	$104	$14,515

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$17,991	$7,158	$1,817	$1,595	$1,582
Total assets	17,991	7,158	1,817	1,595	1,582
Net assets	$17,991	$7,158	$1,817	$1,595	$1,582

Net assets
Accumulation units	$14,541	$7,158	$1,817	$1,595	$1,582
Contracts in payout (annuitization)	3,450	—	—	—	—
Total net assets	$17,991	$7,158	$1,817	$1,595	$1,582

Total number of mutual fund shares	1,129,394	357,373	91,190	58,648	91,527

Cost of mutual fund shares	$11,964	$4,558	$1,315	$1,199	$1,366

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya International Value Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$1,447	$27,287	$1,480	$5,968	$3,108
Total assets	1,447	27,287	1,480	5,968	3,108
Net assets	$1,447	$27,287	$1,480	$5,968	$3,108

Net assets
Accumulation units	$1,447	$22,575	$1,480	$5,968	$3,108
Contracts in payout (annuitization)	—	4,712	—	—	—
Total net assets	$1,447	$27,287	$1,480	$5,968	$3,108

Total number of mutual fund shares	87,695	1,173,643	166,507	393,393	211,995

Cost of mutual fund shares	$1,234	$20,280	$1,397	$5,628	$2,730

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S	Wanger International	Wanger Select	Wanger USA
Assets
Investments in mutual funds
at fair value	$1,175	$2,559	$2,421	$2,770	$1,013
Total assets	1,175	2,559	2,421	2,770	1,013
Net assets	$1,175	$2,559	$2,421	$2,770	$1,013

Net assets
Accumulation units	$1,175	$2,559	$2,421	$2,770	$1,013
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,175	$2,559	$2,421	$2,770	$1,013

Total number of mutual fund shares	42,050	95,497	83,282	83,975	26,857

Cost of mutual fund shares	$1,167	$2,217	$2,646	$2,293	$988

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth-Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2
Net investment income (loss)
Investment income:
Dividends	$—	$15	$—	$2	$—
Expenses:
Mortality, expense risk and other charges	7	18	—	—	—
Total expenses	7	18	—	—	—
Net investment income (loss)	(7)	(3)	—	2	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	65	177	—	8	—
Capital gains distributions	—	9	—	5	—
Total realized gain (loss) on investments
and capital gains distributions	65	186	—	13	—
Net unrealized appreciation
(depreciation) of investments	5	(64)	1	(4)	(1)
Net realized and unrealized gain (loss)
on investments	70	122	1	9	(1)
Net increase (decrease) in net assets
resulting from operations	$63	$119	$1	$11	$(1)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Calvert VP SRI Balanced Portfolio	Federated Fund for U.S. Government Securities II - Primary Shares	Federated High Income Bond Fund II - Primary Shares	Federated Kaufmann Fund II - Primary Shares	Federated Managed Tail Risk Fund II - Primary Shares
Net investment income (loss)
Investment income:
Dividends	$19	$21	$229	$—	$76
Expenses:
Mortality, expense risk and other charges	10	10	53	24	59
Total expenses	10	10	53	24	59
Net investment income (loss)	9	11	176	(24)	17

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	84	(2)	(14)	131	42
Capital gains distributions	83	—	—	180	834
Total realized gain (loss) on investments
and capital gains distributions	167	(2)	(14)	311	876
Net unrealized appreciation
(depreciation) of investments	(106)	13	(110)	(144)	(984)
Net realized and unrealized gain (loss)
on investments	61	11	(124)	167	(108)
Net increase (decrease) in net assets
resulting from operations	$70	$22	$52	$143	$(91)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Federated Managed Volatility Fund II	Federated Prime Money Fund II - Primary Shares	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$91	$—	$1,515	$25	$11
Expenses:
Mortality, expense risk and other charges	39	15	683	121	2
Total expenses	39	15	683	121	2
Net investment income (loss)	52	(15)	832	(96)	9

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	108	—	(750)	523	8
Capital gains distributions	192	—	758	—	—
Total realized gain (loss) on investments
and capital gains distributions	300	—	8	523	8
Net unrealized appreciation
(depreciation) of investments	(281)	—	3,151	788	(16)
Net realized and unrealized gain (loss)
on investments	19	—	3,159	1,311	(8)
Net increase (decrease) in net assets
resulting from operations	$71	$(15)	$3,991	$1,215	$1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Franklin Small Cap Value VIP Fund - Class 2
Net investment income (loss)
Investment income:
Dividends	$49	$393	$330	$12	$19
Expenses:
Mortality, expense risk and other charges	39	373	288	8	28
Total expenses	39	373	288	8	28
Net investment income (loss)	10	20	42	4	(9)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	209	3,058	1,259	(1)	263
Capital gains distributions	1	824	18	—	235
Total realized gain (loss) on investments
and capital gains distributions	210	3,882	1,277	(1)	498
Net unrealized appreciation
(depreciation) of investments	(588)	452	957	21	(517)
Net realized and unrealized gain (loss)
on investments	(378)	4,334	2,234	20	(19)
Net increase (decrease) in net assets
resulting from operations	$(368)	$4,354	$2,276	$24	$(28)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Janus Aspen Series Balanced Portfolio - Institutional Shares	Janus Aspen Series Enterprise Portfolio - Institutional Shares	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Global Fund/VA
Net investment income (loss)
Investment income:
Dividends	$—	$—	$9	$—	$—
Expenses:
Mortality, expense risk and other charges	—	—	20	3	—
Total expenses	—	—	20	3	—
Net investment income (loss)	—	—	(11)	(3)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	172	18	—
Capital gains distributions	—	—	—	—	1
Total realized gain (loss) on investments
and capital gains distributions	—	—	172	18	1
Net unrealized appreciation
(depreciation) of investments	—	—	43	(12)	(1)
Net realized and unrealized gain (loss)
on investments	—	—	215	6	—
Net increase (decrease) in net assets
resulting from operations	$—	$—	$204	$3	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA	PIMCO Real Return Portfolio - Administrative Class	Pioneer Emerging Markets VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I Shares
Net investment income (loss)
Investment income:
Dividends	$3	$9	$49	$5	$47
Expenses:
Mortality, expense risk and other charges	4	9	31	6	8
Total expenses	4	9	31	6	8
Net investment income (loss)	(1)	—	18	(1)	39

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	8	74	(101)	(21)	(6)
Capital gains distributions	7	141	—	4	40
Total realized gain (loss) on investments
and capital gains distributions	15	215	(101)	(17)	34
Net unrealized appreciation
(depreciation) of investments	17	(103)	168	(82)	(96)
Net realized and unrealized gain (loss)
on investments	32	112	67	(99)	(62)
Net increase (decrease) in net assets
resulting from operations	$31	$112	$85	$(100)	$(23)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Balanced Portfolio - Class I	Voya Intermediate Bond Portfolio - Class I	ING American Funds Asset Allocation Portfolio	ING American Funds International Portfolio	ING American Funds World Allocation Portfolio
Net investment income (loss)
Investment income:
Dividends	$1,172	$3,365	$22	$65	$5
Expenses:
Mortality, expense risk and other charges	865	1,269	6	20	1
Total expenses	865	1,269	6	20	1
Net investment income (loss)	307	2,096	16	45	4

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	416	3,131	(690)	1,584	(43)
Capital gains distributions	—	—	920	111	62
Total realized gain (loss) on investments
and capital gains distributions	416	3,131	230	1,695	19
Net unrealized appreciation
(depreciation) of investments	2,751	400	(274)	(2,087)	(26)
Net realized and unrealized gain (loss)
on investments	3,167	3,531	(44)	(392)	(7)
Net increase (decrease) in net assets
resulting from operations	$3,474	$5,627	$(28)	$(347)	$(3)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	ING Total Return Bond Portfolio - Service Class	Voya Global Perspectives Portfolio - Class A	Voya Global Perspectives Portfolio - Class I	Voya Global Resources Portfolio - Service Class	Voya High Yield Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$143	$—	$—	$45	$281
Expenses:
Mortality, expense risk and other charges	12	2	—	44	48
Total expenses	12	2	—	44	48
Net investment income (loss)	131	(2)	—	1	233

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(385)	4	—	87	72
Capital gains distributions	109	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	(276)	4	—	87	72
Net unrealized appreciation
(depreciation) of investments	197	5	—	(724)	(295)
Net realized and unrealized gain (loss)
on investments	(79)	9	—	(637)	(223)
Net increase (decrease) in net assets
resulting from operations	$52	$7	$—	$(636)	$10
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	Voya Retirement Conservative Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$549	$201	$27	$111	$93
Expenses:
Mortality, expense risk and other charges	1,541	78	19	111	37
Total expenses	1,541	78	19	111	37
Net investment income (loss)	(992)	123	8	—	56

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6,518	462	259	687	13
Capital gains distributions	7,939	134	25	659	111
Total realized gain (loss) on investments
and capital gains distributions	14,457	596	284	1,346	124
Net unrealized appreciation
(depreciation) of investments	743	(4)	(160)	(204)	(28)
Net realized and unrealized gain (loss)
on investments	15,200	592	124	1,142	96
Net increase (decrease) in net assets
resulting from operations	$14,208	$715	$132	$1,142	$152

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class	Voya U.S. Bond Index Portfolio - Class I	Voya U.S. Stock Index Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$73	$66	$160	$24	$1
Expenses:
Mortality, expense risk and other charges	59	51	63	10	1
Total expenses	59	51	63	10	1
Net investment income (loss)	14	15	97	14	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	356	339	279	(16)	5
Capital gains distributions	—	—	—	—	9
Total realized gain (loss) on investments
and capital gains distributions	356	339	279	(16)	14
Net unrealized appreciation
(depreciation) of investments	(177)	(189)	(154)	63	(4)
Net realized and unrealized gain (loss)
on investments	179	150	125	47	10
Net increase (decrease) in net assets
resulting from operations	$193	$165	$222	$61	$10

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® BlackRock Health Sciences Opportunities Portfolio - Service Class	VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® BlackRock Large Cap Growth Portfolio - Institutional Class	VY® Clarion Global Real Estate Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$8	$5	$32	$236	$27
Expenses:
Mortality, expense risk and other charges	9	3	31	157	15
Total expenses	9	3	31	157	15
Net investment income (loss)	(1)	2	1	79	12

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(519)	(2)	(158)	3,118	113
Capital gains distributions	804	—	—	4,353	—
Total realized gain (loss) on investments
and capital gains distributions	285	(2)	(158)	7,471	113
Net unrealized appreciation
(depreciation) of investments	(128)	7	198	(6,254)	128
Net realized and unrealized gain (loss)
on investments	157	5	40	1,217	241
Net increase (decrease) in net assets
resulting from operations	$156	$7	$41	$1,296	$253

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Institutional Class	VY® FMR Diversified Mid Cap Portfolio - Service Class	VY® Franklin Income Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$12	$42	$59	$5	$229
Expenses:
Mortality, expense risk and other charges	13	21	178	18	76
Total expenses	13	21	178	18	76
Net investment income (loss)	(1)	21	(119)	(13)	153

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	94	368	706	171	255
Capital gains distributions	—	—	2,294	373	—
Total realized gain (loss) on investments
and capital gains distributions	94	368	3,000	544	255
Net unrealized appreciation
(depreciation) of investments	34	440	(2,242)	(437)	(197)
Net realized and unrealized gain (loss)
on investments	128	808	758	107	58
Net increase (decrease) in net assets
resulting from operations	$127	$829	$639	$94	$211

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® Franklin Mutual Shares Portfolio - Service Class	VY® Franklin Templeton Founding Strategy Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$20	$4	$13	$31	$73
Expenses:
Mortality, expense risk and other charges	22	2	11	19	65
Total expenses	22	2	11	19	65
Net investment income (loss)	(2)	2	2	12	8

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	106	16	111	(466)	(425)
Capital gains distributions	—	—	70	252	763
Total realized gain (loss) on investments
and capital gains distributions	106	16	181	(214)	338
Net unrealized appreciation
(depreciation) of investments	5	(16)	(90)	150	(367)
Net realized and unrealized gain (loss)
on investments	111	—	91	(64)	(29)
Net increase (decrease) in net assets
resulting from operations	$109	$2	$93	$(52)	$(21)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® Marsico Growth Portfolio - Service Class	VY® MFS Total Return Portfolio - Institutional Class	VY® MFS Total Return Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$18	$3	$—	$976	$41
Expenses:
Mortality, expense risk and other charges	38	7	8	198	6
Total expenses	38	7	8	198	6
Net investment income (loss)	(20)	(4)	(8)	778	35

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	262	44	(3)	2,738	115
Capital gains distributions	251	75	376	3,675	173
Total realized gain (loss) on investments
and capital gains distributions	513	119	373	6,413	288
Net unrealized appreciation
(depreciation) of investments	(278)	(44)	(322)	(5,758)	(251)
Net realized and unrealized gain (loss)
on investments	235	75	51	655	37
Net increase (decrease) in net assets
resulting from operations	$215	$71	$43	$1,433	$72

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® MFS Utilities Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$60	$332	$114	$32	$7
Expenses:
Mortality, expense risk and other charges	13	203	65	33	7
Total expenses	13	203	65	33	7
Net investment income (loss)	47	129	49	(1)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	1,068	511	53	66
Capital gains distributions	857	2,043	460	—	—
Total realized gain (loss) on investments
and capital gains distributions	857	3,111	971	53	66
Net unrealized appreciation
(depreciation) of investments	(523)	(673)	(621)	(101)	(84)
Net realized and unrealized gain (loss)
on investments	334	2,438	350	(48)	(18)
Net increase (decrease) in net assets
resulting from operations	$381	$2,567	$399	$(49)	$(18)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Money Market Portfolio - Class I	Voya Money Market Portfolio - Class S	Voya Aggregate Bond Portfolio - Service Class	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$—	$—	$171	$201	$—
Expenses:
Mortality, expense risk and other charges	613	—	91	301	1
Total expenses	613	—	91	301	1
Net investment income (loss)	(613)	—	80	(100)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	(32)	456	(2)
Capital gains distributions	8	—	7	—	—
Total realized gain (loss) on investments
and capital gains distributions	8	—	(25)	456	(2)
Net unrealized appreciation
(depreciation) of investments	—	—	323	(460)	2
Net realized and unrealized gain (loss)
on investments	8	—	298	(4)	—
Net increase (decrease) in net assets
resulting from operations	$(605)	$—	$378	$(104)	$(1)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Solution 2015 Portfolio - Service Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution Income Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$79	$78	$131	$51	$28
Expenses:
Mortality, expense risk and other charges	30	33	53	21	9
Total expenses	30	33	53	21	9
Net investment income (loss)	49	45	78	30	19

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	62	261	221	58	24
Capital gains distributions	19	188	543	308	—
Total realized gain (loss) on investments
and capital gains distributions	81	449	764	366	24
Net unrealized appreciation
(depreciation) of investments	4	(318)	(527)	(237)	14
Net realized and unrealized gain (loss)
on investments	85	131	237	129	38
Net increase (decrease) in net assets
resulting from operations	$134	$176	$315	$159	$57

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$36	$5	$20	$1	$28
Expenses:
Mortality, expense risk and other charges	19	72	27	6	11
Total expenses	19	72	27	6	11
Net investment income (loss)	17	(67)	(7)	(5)	17

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	96	1,133	290	62	186
Capital gains distributions	419	113	303	—	—
Total realized gain (loss) on investments
and capital gains distributions	515	1,246	593	62	186
Net unrealized appreciation
(depreciation) of investments	(208)	(998)	(312)	(37)	(100)
Net realized and unrealized gain (loss)
on investments	307	248	281	25	86
Net increase (decrease) in net assets
resulting from operations	$324	$181	$274	$20	$103

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Initial Class	VY® Pioneer High Yield Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$1,242	$31	$898	$853	$122
Expenses:
Mortality, expense risk and other charges	801	29	936	213	545
Total expenses	801	29	936	213	545
Net investment income (loss)	441	2	(38)	640	(423)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,533	203	4,848	875	2,242
Capital gains distributions	2,201	205	1,040	—	3,151
Total realized gain (loss) on investments
and capital gains distributions	4,734	408	5,888	875	5,393
Net unrealized appreciation
(depreciation) of investments	(761)	67	(4,959)	(1,564)	(346)
Net realized and unrealized gain (loss)
on investments	3,973	475	929	(689)	5,047
Net increase (decrease) in net assets
resulting from operations	$4,414	$477	$891	$(49)	$4,624

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® Templeton Foreign Equity Portfolio - Initial Class	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$—	$405	$185	$198	$239
Expenses:
Mortality, expense risk and other charges	453	188	91	101	123
Total expenses	453	188	91	101	123
Net investment income (loss)	(453)	217	94	97	116

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,258	305	570	242	76
Capital gains distributions	2,508	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	4,766	305	570	242	76
Net unrealized appreciation
(depreciation) of investments	(1,763)	(1,741)	(298)	180	345
Net realized and unrealized gain (loss)
on investments	3,003	(1,436)	272	422	421
Net increase (decrease) in net assets
resulting from operations	$2,550	$(1,219)	$366	$519	$537

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya GET U.S. Core Portfolio - Series 14	Voya Emerging Markets Index Portfolio - Class I	Voya Euro STOXX 50® Index Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$28	$4,775	$149	$—	$2
Expenses:
Mortality, expense risk and other charges	23	2,794	34	—	—
Total expenses	23	2,794	34	—	—
Net investment income (loss)	5	1,981	115	—	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	70	14,209	(379)	—	1
Capital gains distributions	200	26,648	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	270	40,857	(379)	—	1
Net unrealized appreciation
(depreciation) of investments	(121)	(20,731)	221	—	(6)
Net realized and unrealized gain (loss)
on investments	149	20,126	(158)	—	(5)
Net increase (decrease) in net assets
resulting from operations	$154	$22,107	$(43)	$—	$(3)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$1,038	$67	$26	$131	$1
Expenses:
Mortality, expense risk and other charges	815	67	37	171	2
Total expenses	815	67	37	171	2
Net investment income (loss)	223	—	(11)	(40)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,232	681	431	702	4
Capital gains distributions	—	360	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	4,232	1,041	431	702	4
Net unrealized appreciation
(depreciation) of investments	3,564	(371)	(235)	(1,526)	(11)
Net realized and unrealized gain (loss)
on investments	7,796	670	196	(824)	(7)
Net increase (decrease) in net assets
resulting from operations	$8,019	$670	$185	$(864)	$(8)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$363	$279	$116	$23	$2
Expenses:
Mortality, expense risk and other charges	351	219	83	23	11
Total expenses	351	219	83	23	11
Net investment income (loss)	12	60	33	—	(9)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,726	1,637	819	172	12
Capital gains distributions	—	—	111	25	—
Total realized gain (loss) on investments
and capital gains distributions	2,726	1,637	930	197	12
Net unrealized appreciation
(depreciation) of investments	317	197	(180)	(26)	120
Net realized and unrealized gain (loss)
on investments	3,043	1,834	750	171	132
Net increase (decrease) in net assets
resulting from operations	$3,055	$1,894	$783	$171	$123

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya International Value Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$7	$12	$102	$47	$25
Expenses:
Mortality, expense risk and other charges	7	10	326	14	60
Total expenses	7	10	326	14	60
Net investment income (loss)	—	2	(224)	33	(35)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	65	32	1,031	88	247
Capital gains distributions	22	69	3,151	—	873
Total realized gain (loss) on investments
and capital gains distributions	87	101	4,182	88	1,120
Net unrealized appreciation
(depreciation) of investments	36	(43)	(2,642)	(209)	(646)
Net realized and unrealized gain (loss)
on investments	123	58	1,540	(121)	474
Net increase (decrease) in net assets
resulting from operations	$123	$60	$1,316	$(88)	$439

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S	Wanger International	Wanger Select
Net investment income (loss)
Investment Income:
Dividends	$12	$—	$—	$38	$—
Expenses:
Mortality, expense risk and other charges	39	9	32	21	18
Total expenses	39	9	32	21	18
Net investment income (loss)	(27)	(9)	(32)	17	(18)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	434	200	309	(62)	130
Capital gains distributions	498	132	231	286	352
Total realized gain (loss) on investments
and capital gains distributions	932	332	540	224	482
Net unrealized appreciation
(depreciation) of investments	(696)	(242)	(411)	(375)	(392)
Net realized and unrealized gain (loss)
on investments	236	90	129	(151)	90
Net increase (decrease) in net assets
resulting from operations	$209	$81	$97	$(134)	$72

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

Wanger USA
Net investment income (loss)
Investment Income:
Dividends	$—
Expenses:
Mortality, expense risk and other charges	9
Total expenses	9
Net investment income (loss)	(9)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	84
Capital gains distributions	137
Total realized gain (loss) on investments
and capital gains distributions	221
Net unrealized appreciation
(depreciation) of investments	(185)
Net realized and unrealized gain (loss)
on investments	36
Net increase (decrease) in net assets
resulting from operations	$27

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth-Income Fund - Class 2
Net assets at January 1, 2013	$693	$1,426	$—	$6

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	6	—	1
Total realized gain (loss) on investments
and capital gains distributions	13	22	—	—
Net unrealized appreciation (depreciation)
of investments	225	368	—	10
Net increase (decrease) in net assets resulting from
operations	235	396	—	11
Changes from principal transactions:
Total unit transactions	(137)	9	—	79
Increase (decrease) in net assets derived from
principal transactions	(137)	9	—	79
Total increase (decrease) in net assets	98	405	—	90
Net assets at December 31, 2013	791	1,831	—	96

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	(3)	—	2
Total realized gain (loss) on investments
and capital gains distributions	65	186	—	13
Net unrealized appreciation (depreciation)
of investments	5	(64)	1	(4)
Net increase (decrease) in net assets resulting from
operations	63	119	1	11
Changes from principal transactions:
Total unit transactions	52	(250)	89	21
Increase (decrease) in net assets derived from
principal transactions	52	(250)	89	21
Total increase (decrease) in net assets	115	(131)	90	32
Net assets at December 31, 2014	$906	$1,700	$90	$128
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	American Funds Insurance Series® International Fund - Class 2	Calvert VP SRI Balanced Portfolio	Federated Fund for U.S. Government Securities II - Primary Shares	Federated High Income Bond Fund II - Primary Shares
Net assets at January 1, 2013	$9	$871	$933	$4,002

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	18	217
Total realized gain (loss) on investments
and capital gains distributions	—	170	—	(22)
Net unrealized appreciation (depreciation)
of investments	3	(37)	(48)	19
Net increase (decrease) in net assets resulting from
operations	3	132	(30)	214
Changes from principal transactions:
Total unit transactions	10	(67)	(124)	(310)
Increase (decrease) in net assets derived from
principal transactions	10	(67)	(124)	(310)
Total increase (decrease) in net assets	13	65	(154)	(96)
Net assets at December 31, 2013	22	936	779	3,906

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	9	11	176
Total realized gain (loss) on investments
and capital gains distributions	—	167	(2)	(14)
Net unrealized appreciation (depreciation)
of investments	(1)	(106)	13	(110)
Net increase (decrease) in net assets resulting from
operations	(1)	70	22	52
Changes from principal transactions:
Total unit transactions	10	226	(100)	(326)
Increase (decrease) in net assets derived from
principal transactions	10	226	(100)	(326)
Total increase (decrease) in net assets	9	296	(78)	(274)
Net assets at December 31, 2014	$31	$1,232	$701	$3,632

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Federated Kaufmann Fund II - Primary Shares	Federated Managed Tail Risk Fund II - Primary Shares	Federated Managed Volatility Fund II	Federated Prime Money Fund II - Primary Shares
Net assets at January 1, 2013	$1,565	$4,688	$2,788	$1,113

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(25)	(20)	43	(16)
Total realized gain (loss) on investments
and capital gains distributions	233	190	86	—
Net unrealized appreciation (depreciation)
of investments	361	502	398	—
Net increase (decrease) in net assets resulting from
operations	569	672	527	(16)
Changes from principal transactions:
Total unit transactions	(194)	(547)	(395)	(17)
Increase (decrease) in net assets derived from
principal transactions	(194)	(547)	(395)	(17)
Total increase (decrease) in net assets	375	125	132	(33)
Net assets at December 31, 2013	1,940	4,813	2,920	1,080

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(24)	17	52	(15)
Total realized gain (loss) on investments
and capital gains distributions	311	876	300	—
Net unrealized appreciation (depreciation)
of investments	(144)	(984)	(281)	—
Net increase (decrease) in net assets resulting from
operations	143	(91)	71	(15)
Changes from principal transactions:
Total unit transactions	(349)	(971)	(384)	(67)
Increase (decrease) in net assets derived from
principal transactions	(349)	(971)	(384)	(67)
Total increase (decrease) in net assets	(206)	(1,062)	(313)	(82)
Net assets at December 31, 2014	$1,734	$3,751	$2,607	$998

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class
Net assets at January 1, 2013	$51,415	$9,570	$238	$3,599

Increase (decrease) in net assets
Operations:
Net investment income (loss)	685	(68)	9	17
Total realized gain (loss) on investments
and capital gains distributions	2,819	542	10	356
Net unrealized appreciation (depreciation)
of investments	9,577	2,707	(9)	585
Net increase (decrease) in net assets resulting from
operations	13,081	3,181	10	958
Changes from principal transactions:
Total unit transactions	(6,381)	(841)	(35)	(361)
Increase (decrease) in net assets derived from
principal transactions	(6,381)	(841)	(35)	(361)
Total increase (decrease) in net assets	6,700	2,340	(25)	597
Net assets at December 31, 2013	58,115	11,910	213	4,196

Increase (decrease) in net assets
Operations:
Net investment income (loss)	832	(96)	9	10
Total realized gain (loss) on investments
and capital gains distributions	8	523	8	210
Net unrealized appreciation (depreciation)
of investments	3,151	788	(16)	(588)
Net increase (decrease) in net assets resulting from
operations	3,991	1,215	1	(368)
Changes from principal transactions:
Total unit transactions	(8,296)	411	(26)	(438)
Increase (decrease) in net assets derived from
principal transactions	(8,296)	411	(26)	(438)
Total increase (decrease) in net assets	(4,305)	1,626	(25)	(806)
Net assets at December 31, 2014	$53,810	$13,536	$188	$3,390

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Franklin Small Cap Value VIP Fund - Class 2
Net assets at January 1, 2013	$103,676	$18,967	$708	$2,681

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(401)	96	4	14
Total realized gain (loss) on investments
and capital gains distributions	6,152	923	7	266
Net unrealized appreciation (depreciation)
of investments	15,260	4,475	(33)	611
Net increase (decrease) in net assets resulting from
operations	21,011	5,494	(22)	891
Changes from principal transactions:
Total unit transactions	(80,506)	(2,234)	(104)	(111)
Increase (decrease) in net assets derived from
principal transactions	(80,506)	(2,234)	(104)	(111)
Total increase (decrease) in net assets	(59,495)	3,260	(126)	780
Net assets at December 31, 2013	44,181	22,227	582	3,461

Increase (decrease) in net assets
Operations:
Net investment income (loss)	20	42	4	(9)
Total realized gain (loss) on investments
and capital gains distributions	3,882	1,277	(1)	498
Net unrealized appreciation (depreciation)
of investments	452	957	21	(517)
Net increase (decrease) in net assets resulting from
operations	4,354	2,276	24	(28)
Changes from principal transactions:
Total unit transactions	(6,241)	(3,472)	(70)	(434)
Increase (decrease) in net assets derived from
principal transactions	(6,241)	(3,472)	(70)	(434)
Total increase (decrease) in net assets	(1,887)	(1,196)	(46)	(462)
Net assets at December 31, 2014	$42,294	$21,031	$536	$2,999

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Janus Aspen Series Balanced Portfolio - Institutional Shares	Janus Aspen Series Enterprise Portfolio - Institutional Shares	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	Oppenheimer Discovery Mid Cap Growth Fund/VA
Net assets at January 1, 2013	$7	$—	$1,878	$145

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(11)	(3)
Total realized gain (loss) on investments
and capital gains distributions	—	—	54	56
Net unrealized appreciation (depreciation)
of investments	1	—	450	14
Net increase (decrease) in net assets resulting from
operations	1	—	493	67
Changes from principal transactions:
Total unit transactions	—	—	(340)	214
Increase (decrease) in net assets derived from
principal transactions	—	—	(340)	214
Total increase (decrease) in net assets	1	—	153	281
Net assets at December 31, 2013	8	—	2,031	426

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(11)	(3)
Total realized gain (loss) on investments
and capital gains distributions	—	—	172	18
Net unrealized appreciation (depreciation)
of investments	—	—	43	(12)
Net increase (decrease) in net assets resulting from
operations	—	—	204	3
Changes from principal transactions:
Total unit transactions	—	—	(197)	(236)
Increase (decrease) in net assets derived from
principal transactions	—	—	(197)	(236)
Total increase (decrease) in net assets	—	—	7	(233)
Net assets at December 31, 2014	$8	$—	$2,038	$193

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Oppenheimer Global Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA	PIMCO Real Return Portfolio - Administrative Class
Net assets at January 1, 2013	$19	$288	$765	$9,299

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	—	17
Total realized gain (loss) on investments
and capital gains distributions	—	1	228	185
Net unrealized appreciation (depreciation)
of investments	5	82	91	(816)
Net increase (decrease) in net assets resulting from
operations	5	82	319	(614)
Changes from principal transactions:
Total unit transactions	(1)	(33)	(51)	(5,097)
Increase (decrease) in net assets derived from
principal transactions	(1)	(33)	(51)	(5,097)
Total increase (decrease) in net assets	4	49	268	(5,711)
Net assets at December 31, 2013	23	337	1,033	3,588

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	—	18
Total realized gain (loss) on investments
and capital gains distributions	1	15	215	(101)
Net unrealized appreciation (depreciation)
of investments	(1)	17	(103)	168
Net increase (decrease) in net assets resulting from
operations	—	31	112	85
Changes from principal transactions:
Total unit transactions	—	(30)	106	(671)
Increase (decrease) in net assets derived from
principal transactions	—	(30)	106	(671)
Total increase (decrease) in net assets	—	1	218	(586)
Net assets at December 31, 2014	$23	$338	$1,251	$3,002

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Pioneer Emerging Markets VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I Shares	Voya Balanced Portfolio - Class I	Voya Intermediate Bond Portfolio - Class I
Net assets at January 1, 2013	$1,525	$556	$67,751	$114,638

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	26	648	2,344
Total realized gain (loss) on investments
and capital gains distributions	(167)	55	(344)	2,427
Net unrealized appreciation (depreciation)
of investments	124	(16)	9,776	(6,162)
Net increase (decrease) in net assets resulting from
operations	(42)	65	10,080	(1,391)
Changes from principal transactions:
Total unit transactions	(455)	13	(3,674)	(7,734)
Increase (decrease) in net assets derived from
principal transactions	(455)	13	(3,674)	(7,734)
Total increase (decrease) in net assets	(497)	78	6,406	(9,125)
Net assets at December 31, 2013	1,028	634	74,157	105,513

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	39	307	2,096
Total realized gain (loss) on investments
and capital gains distributions	(17)	34	416	3,131
Net unrealized appreciation (depreciation)
of investments	(82)	(96)	2,751	400
Net increase (decrease) in net assets resulting from
operations	(100)	(23)	3,474	5,627
Changes from principal transactions:
Total unit transactions	(270)	543	(8,764)	(7,791)
Increase (decrease) in net assets derived from
principal transactions	(270)	543	(8,764)	(7,791)
Total increase (decrease) in net assets	(370)	520	(5,290)	(2,164)
Net assets at December 31, 2014	$658	$1,154	$68,867	$103,349

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	ING American Funds Asset Allocation Portfolio	ING American Funds International Portfolio	ING American Funds World Allocation Portfolio	ING Total Return Bond Portfolio - Service Class
Net assets at January 1, 2013	$1,070	$7,848	$139	$4,363

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(28)	—	107
Total realized gain (loss) on investments
and capital gains distributions	49	447	3	81
Net unrealized appreciation (depreciation)
of investments	237	1,031	29	(332)
Net increase (decrease) in net assets resulting from
operations	286	1,450	32	(144)
Changes from principal transactions:
Total unit transactions	1,026	(777)	198	262
Increase (decrease) in net assets derived from
principal transactions	1,026	(777)	198	262
Total increase (decrease) in net assets	1,312	673	230	118
Net assets at December 31, 2013	2,382	8,521	369	4,481

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16	45	4	131
Total realized gain (loss) on investments
and capital gains distributions	230	1,695	19	(276)
Net unrealized appreciation (depreciation)
of investments	(274)	(2,087)	(26)	197
Net increase (decrease) in net assets resulting from
operations	(28)	(347)	(3)	52
Changes from principal transactions:
Total unit transactions	(2,354)	(8,174)	(366)	(4,533)
Increase (decrease) in net assets derived from
principal transactions	(2,354)	(8,174)	(366)	(4,533)
Total increase (decrease) in net assets	(2,382)	(8,521)	(369)	(4,481)
Net assets at December 31, 2014	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Global Perspectives Portfolio - Class A	Voya Global Perspectives Portfolio - Class I	Voya Global Resources Portfolio - Service Class	Voya High Yield Portfolio - Service Class
Net assets at January 1, 2013	$—	$—	$5,085	$4,999

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(3)	227
Total realized gain (loss) on investments
and capital gains distributions	—	—	182	106
Net unrealized appreciation (depreciation)
of investments	—	—	376	(122)
Net increase (decrease) in net assets resulting from
operations	—	—	555	211
Changes from principal transactions:
Total unit transactions	—	—	(1,263)	(769)
Increase (decrease) in net assets derived from
principal transactions	—	—	(1,263)	(769)
Total increase (decrease) in net assets	—	—	(708)	(558)
Net assets at December 31, 2013	—	—	4,377	4,441

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	—	1	233
Total realized gain (loss) on investments
and capital gains distributions	4	—	87	72
Net unrealized appreciation (depreciation)
of investments	5	—	(724)	(295)
Net increase (decrease) in net assets resulting from
operations	7	—	(636)	10
Changes from principal transactions:
Total unit transactions	175	53	(173)	(35)
Increase (decrease) in net assets derived from
principal transactions	175	53	(173)	(35)
Total increase (decrease) in net assets	182	53	(809)	(25)
Net assets at December 31, 2014	$182	$53	$3,568	$4,416

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Multi-Manager Large Cap Core Portfolio - Institutional Class
Net assets at January 1, 2013	$37,320	$5,325	$978	$7,594

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(334)	81	10	(26)
Total realized gain (loss) on investments
and capital gains distributions	3,778	471	65	613
Net unrealized appreciation (depreciation)
of investments	14,905	1,095	273	1,568
Net increase (decrease) in net assets resulting from
operations	18,349	1,647	348	2,155
Changes from principal transactions:
Total unit transactions	59,623	912	650	(477)
Increase (decrease) in net assets derived from
principal transactions	59,623	912	650	(477)
Total increase (decrease) in net assets	77,972	2,559	998	1,678
Net assets at December 31, 2013	115,292	7,884	1,976	9,272

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(992)	123	8	—
Total realized gain (loss) on investments
and capital gains distributions	14,457	596	284	1,346
Net unrealized appreciation (depreciation)
of investments	743	(4)	(160)	(204)
Net increase (decrease) in net assets resulting from
operations	14,208	715	132	1,142
Changes from principal transactions:
Total unit transactions	7,777	2,089	(707)	(1,323)
Increase (decrease) in net assets derived from
principal transactions	7,777	2,089	(707)	(1,323)
Total increase (decrease) in net assets	21,985	2,804	(575)	(181)
Net assets at December 31, 2014	$137,277	$10,688	$1,401	$9,091

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class
Net assets at January 1, 2013	$1,983	$4,536	$4,529	$5,002

Increase (decrease) in net assets
Operations:
Net investment income (loss)	65	34	39	83
Total realized gain (loss) on investments
and capital gains distributions	49	161	276	216
Net unrealized appreciation (depreciation)
of investments	(17)	595	281	137
Net increase (decrease) in net assets resulting from
operations	97	790	596	436
Changes from principal transactions:
Total unit transactions	1,416	(131)	(785)	336
Increase (decrease) in net assets derived from
principal transactions	1,416	(131)	(785)	336
Total increase (decrease) in net assets	1,513	659	(189)	772
Net assets at December 31, 2013	3,496	5,195	4,340	5,774

Increase (decrease) in net assets
Operations:
Net investment income (loss)	56	14	15	97
Total realized gain (loss) on investments
and capital gains distributions	124	356	339	279
Net unrealized appreciation (depreciation)
of investments	(28)	(177)	(189)	(154)
Net increase (decrease) in net assets resulting from
operations	152	193	165	222
Changes from principal transactions:
Total unit transactions	(655)	(897)	(826)	(745)
Increase (decrease) in net assets derived from
principal transactions	(655)	(897)	(826)	(745)
Total increase (decrease) in net assets	(503)	(704)	(661)	(523)
Net assets at December 31, 2014	$2,993	$4,491	$3,679	$5,251

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya U.S. Bond Index Portfolio - Class I	Voya U.S. Stock Index Portfolio - Service Class	VY® BlackRock Health Sciences Opportunities Portfolio - Service Class	VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class
Net assets at January 1, 2013	$1,220	$70	$389	$365

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	—	(9)	(2)
Total realized gain (loss) on investments
and capital gains distributions	7	4	241	23
Net unrealized appreciation (depreciation)
of investments	(62)	15	89	(50)
Net increase (decrease) in net assets resulting from
operations	(42)	19	321	(29)
Changes from principal transactions:
Total unit transactions	62	(7)	799	(11)
Increase (decrease) in net assets derived from
principal transactions	62	(7)	799	(11)
Total increase (decrease) in net assets	20	12	1,120	(40)
Net assets at December 31, 2013	1,240	82	1,509	325

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14	—	(1)	2
Total realized gain (loss) on investments
and capital gains distributions	(16)	14	285	(2)
Net unrealized appreciation (depreciation)
of investments	63	(4)	(128)	7
Net increase (decrease) in net assets resulting from
operations	61	10	156	7
Changes from principal transactions:
Total unit transactions	124	(5)	(1,665)	(7)
Increase (decrease) in net assets derived from
principal transactions	124	(5)	(1,665)	(7)
Total increase (decrease) in net assets	185	5	(1,509)	—
Net assets at December 31, 2014	$1,425	$87	$—	$325

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® BlackRock Large Cap Growth Portfolio - Institutional Class	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Global Real Estate Portfolio - Service Class
Net assets at January 1, 2013	$5,523	$20,913	$1,906	$1,133

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(50)	34	91	47
Total realized gain (loss) on investments
and capital gains distributions	2	(72)	202	91
Net unrealized appreciation (depreciation)
of investments	(418)	6,231	(236)	(112)
Net increase (decrease) in net assets resulting from
operations	(466)	6,193	57	26
Changes from principal transactions:
Total unit transactions	(2,254)	(2,333)	(148)	(30)
Increase (decrease) in net assets derived from
principal transactions	(2,254)	(2,333)	(148)	(30)
Total increase (decrease) in net assets	(2,720)	3,860	(91)	(4)
Net assets at December 31, 2013	2,803	24,773	1,815	1,129

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	79	12	(1)
Total realized gain (loss) on investments
and capital gains distributions	(158)	7,471	113	94
Net unrealized appreciation (depreciation)
of investments	198	(6,254)	128	34
Net increase (decrease) in net assets resulting from
operations	41	1,296	253	127
Changes from principal transactions:
Total unit transactions	(649)	(26,069)	143	(268)
Increase (decrease) in net assets derived from
principal transactions	(649)	(26,069)	143	(268)
Total increase (decrease) in net assets	(608)	(24,773)	396	(141)
Net assets at December 31, 2014	$2,195	$—	$2,211	$988

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Clarion Real Estate Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Institutional Class	VY® FMR Diversified Mid Cap Portfolio - Service Class	VY® Franklin Income Portfolio - Service Class
Net assets at January 1, 2013	$3,041	$12,661	$1,551	$4,905

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14	(77)	(7)	217
Total realized gain (loss) on investments
and capital gains distributions	266	725	73	215
Net unrealized appreciation (depreciation)
of investments	(235)	3,542	530	249
Net increase (decrease) in net assets resulting from
operations	45	4,190	596	681
Changes from principal transactions:
Total unit transactions	(382)	(1,493)	279	454
Increase (decrease) in net assets derived from
principal transactions	(382)	(1,493)	279	454
Total increase (decrease) in net assets	(337)	2,697	875	1,135
Net assets at December 31, 2013	2,704	15,358	2,426	6,040

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21	(119)	(13)	153
Total realized gain (loss) on investments
and capital gains distributions	368	3,000	544	255
Net unrealized appreciation (depreciation)
of investments	440	(2,242)	(437)	(197)
Net increase (decrease) in net assets resulting from
operations	829	639	94	211
Changes from principal transactions:
Total unit transactions	1,031	(2,617)	(552)	(60)
Increase (decrease) in net assets derived from
principal transactions	1,031	(2,617)	(552)	(60)
Total increase (decrease) in net assets	1,860	(1,978)	(458)	151
Net assets at December 31, 2014	$4,564	$13,380	$1,968	$6,191
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Franklin Mutual Shares Portfolio - Service Class	VY® Franklin Templeton Founding Strategy Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
Net assets at January 1, 2013	$1,317	$284	$729	$5,881

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(1)	4	(8)
Total realized gain (loss) on investments
and capital gains distributions	78	18	141	160
Net unrealized appreciation (depreciation)
of investments	263	11	107	(525)
Net increase (decrease) in net assets resulting from
operations	339	28	252	(373)
Changes from principal transactions:
Total unit transactions	(11)	(194)	99	(985)
Increase (decrease) in net assets derived from
principal transactions	(11)	(194)	99	(985)
Total increase (decrease) in net assets	328	(166)	351	(1,358)
Net assets at December 31, 2013	1,645	118	1,080	4,523

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	2	2	12
Total realized gain (loss) on investments
and capital gains distributions	106	16	181	(214)
Net unrealized appreciation (depreciation)
of investments	5	(16)	(90)	150
Net increase (decrease) in net assets resulting from
operations	109	2	93	(52)
Changes from principal transactions:
Total unit transactions	182	92	(132)	(2,109)
Increase (decrease) in net assets derived from
principal transactions	182	92	(132)	(2,109)
Total increase (decrease) in net assets	291	94	(39)	(2,161)
Net assets at December 31, 2014	$1,936	$212	$1,041	$2,362

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® Marsico Growth Portfolio - Service Class
Net assets at January 1, 2013	$7,616	$2,220	$207	$930

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(8)	—	(3)
Total realized gain (loss) on investments
and capital gains distributions	113	317	22	98
Net unrealized appreciation (depreciation)
of investments	(551)	538	122	232
Net increase (decrease) in net assets resulting from
operations	(439)	847	144	327
Changes from principal transactions:
Total unit transactions	(896)	40	398	(1)
Increase (decrease) in net assets derived from
principal transactions	(896)	40	398	(1)
Total increase (decrease) in net assets	(1,335)	887	542	326
Net assets at December 31, 2013	6,281	3,107	749	1,256

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	(20)	(4)	(8)
Total realized gain (loss) on investments
and capital gains distributions	338	513	119	373
Net unrealized appreciation (depreciation)
of investments	(367)	(278)	(44)	(322)
Net increase (decrease) in net assets resulting from
operations	(21)	215	71	43
Changes from principal transactions:
Total unit transactions	1,485	(128)	271	(1,299)
Increase (decrease) in net assets derived from
principal transactions	1,485	(128)	271	(1,299)
Total increase (decrease) in net assets	1,464	87	342	(1,256)
Net assets at December 31, 2014	$7,745	$3,194	$1,091	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® MFS Total Return Portfolio - Institutional Class	VY® MFS Total Return Portfolio - Service Class	VY® MFS Utilities Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
Net assets at January 1, 2013	$30,011	$970	$2,323	$15,801

Increase (decrease) in net assets
Operations:
Net investment income (loss)	338	12	26	46
Total realized gain (loss) on investments
and capital gains distributions	(160)	60	140	2,213
Net unrealized appreciation (depreciation)
of investments	4,763	108	243	1,317
Net increase (decrease) in net assets resulting from
operations	4,941	180	409	3,576
Changes from principal transactions:
Total unit transactions	(4,471)	244	(240)	3,349
Increase (decrease) in net assets derived from
principal transactions	(4,471)	244	(240)	3,349
Total increase (decrease) in net assets	470	424	169	6,925
Net assets at December 31, 2013	30,481	1,394	2,492	22,726

Increase (decrease) in net assets
Operations:
Net investment income (loss)	778	35	47	129
Total realized gain (loss) on investments
and capital gains distributions	6,413	288	857	3,111
Net unrealized appreciation (depreciation)
of investments	(5,758)	(251)	(523)	(673)
Net increase (decrease) in net assets resulting from
operations	1,433	72	381	2,567
Changes from principal transactions:
Total unit transactions	(31,914)	(1,466)	(2,873)	1,141
Increase (decrease) in net assets derived from
principal transactions	(31,914)	(1,466)	(2,873)	1,141
Total increase (decrease) in net assets	(30,481)	(1,394)	(2,492)	3,708
Net assets at December 31, 2014	$—	$—	$—	$26,434

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service Class	Voya Money Market Portfolio - Class I
Net assets at January 1, 2013	$5,210	$3,179	$349	$68,966

Increase (decrease) in net assets
Operations:
Net investment income (loss)	40	(4)	1	(717)
Total realized gain (loss) on investments
and capital gains distributions	526	(7)	34	11
Net unrealized appreciation (depreciation)
of investments	1,003	383	70	—
Net increase (decrease) in net assets resulting from
operations	1,569	372	105	(706)
Changes from principal transactions:
Total unit transactions	76	(438)	108	(15,551)
Increase (decrease) in net assets derived from
principal transactions	76	(438)	108	(15,551)
Total increase (decrease) in net assets	1,645	(66)	213	(16,257)
Net assets at December 31, 2013	6,855	3,113	562	52,709

Increase (decrease) in net assets
Operations:
Net investment income (loss)	49	(1)	—	(613)
Total realized gain (loss) on investments
and capital gains distributions	971	53	66	8
Net unrealized appreciation (depreciation)
of investments	(621)	(101)	(84)	—
Net increase (decrease) in net assets resulting from
operations	399	(49)	(18)	(605)
Changes from principal transactions:
Total unit transactions	(1,289)	(478)	(88)	(4,732)
Increase (decrease) in net assets derived from
principal transactions	(1,289)	(478)	(88)	(4,732)
Total increase (decrease) in net assets	(890)	(527)	(106)	(5,337)
Net assets at December 31, 2014	$5,965	$2,586	$456	$47,372

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Money Market Portfolio - Class S	Voya Aggregate Bond Portfolio - Service Class	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class
Net assets at January 1, 2013	$74	$13,448	$34,048	$137

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	254	256	1
Total realized gain (loss) on investments
and capital gains distributions	—	197	625	—
Net unrealized appreciation (depreciation)
of investments	—	(801)	(2,564)	(7)
Net increase (decrease) in net assets resulting from
operations	(1)	(350)	(1,683)	(6)
Changes from principal transactions:
Total unit transactions	4	(3,769)	(5,911)	(36)
Increase (decrease) in net assets derived from
principal transactions	4	(3,769)	(5,911)	(36)
Total increase (decrease) in net assets	3	(4,119)	(7,594)	(42)
Net assets at December 31, 2013	77	9,329	26,454	95

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	80	(100)	(1)
Total realized gain (loss) on investments
and capital gains distributions	—	(25)	456	(2)
Net unrealized appreciation (depreciation)
of investments	—	323	(460)	2
Net increase (decrease) in net assets resulting from
operations	—	378	(104)	(1)
Changes from principal transactions:
Total unit transactions	(32)	(830)	(3,843)	(15)
Increase (decrease) in net assets derived from
principal transactions	(32)	(830)	(3,843)	(15)
Total increase (decrease) in net assets	(32)	(452)	(3,947)	(16)
Net assets at December 31, 2014	$45	$8,877	$22,507	$79

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Solution 2015 Portfolio - Service Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service Class
Net assets at January 1, 2013	$2,108	$2,664	$4,430	$1,784

Increase (decrease) in net assets
Operations:
Net investment income (loss)	56	43	58	19
Total realized gain (loss) on investments
and capital gains distributions	58	48	51	53
Net unrealized appreciation (depreciation)
of investments	83	343	830	383
Net increase (decrease) in net assets resulting from
operations	197	434	939	455
Changes from principal transactions:
Total unit transactions	516	352	793	500
Increase (decrease) in net assets derived from
principal transactions	516	352	793	500
Total increase (decrease) in net assets	713	786	1,732	955
Net assets at December 31, 2013	2,821	3,450	6,162	2,739

Increase (decrease) in net assets
Operations:
Net investment income (loss)	49	45	78	30
Total realized gain (loss) on investments
and capital gains distributions	81	449	764	366
Net unrealized appreciation (depreciation)
of investments	4	(318)	(527)	(237)
Net increase (decrease) in net assets resulting from
operations	134	176	315	159
Changes from principal transactions:
Total unit transactions	152	283	417	376
Increase (decrease) in net assets derived from
principal transactions	152	283	417	376
Total increase (decrease) in net assets	286	459	732	535
Net assets at December 31, 2014	$3,107	$3,909	$6,894	$3,274

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Solution Income Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class
Net assets at January 1, 2013	$1,197	$1,878	$4,561	$2,062

Increase (decrease) in net assets
Operations:
Net investment income (loss)	27	10	15	8
Total realized gain (loss) on investments
and capital gains distributions	14	197	906	244
Net unrealized appreciation (depreciation)
of investments	26	419	971	411
Net increase (decrease) in net assets resulting from
operations	67	626	1,892	663
Changes from principal transactions:
Total unit transactions	(137)	265	1,095	(113)
Increase (decrease) in net assets derived from
principal transactions	(137)	265	1,095	(113)
Total increase (decrease) in net assets	(70)	891	2,987	550
Net assets at December 31, 2013	1,127	2,769	7,548	2,612

Increase (decrease) in net assets
Operations:
Net investment income (loss)	19	17	(67)	(7)
Total realized gain (loss) on investments
and capital gains distributions	24	515	1,246	593
Net unrealized appreciation (depreciation)
of investments	14	(208)	(998)	(312)
Net increase (decrease) in net assets resulting from
operations	57	324	181	274
Changes from principal transactions:
Total unit transactions	(85)	97	(1,426)	(413)
Increase (decrease) in net assets derived from
principal transactions	(85)	97	(1,426)	(413)
Total increase (decrease) in net assets	(28)	421	(1,245)	(139)
Net assets at December 31, 2014	$1,099	$3,190	$6,303	$2,473

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class
Net assets at January 1, 2013	$419	$862	$47,507	$2,176

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	94	(7)
Total realized gain (loss) on investments
and capital gains distributions	53	83	824	151
Net unrealized appreciation (depreciation)
of investments	114	218	9,737	553
Net increase (decrease) in net assets resulting from
operations	167	301	10,655	697
Changes from principal transactions:
Total unit transactions	35	126	(5,186)	345
Increase (decrease) in net assets derived from
principal transactions	35	126	(5,186)	345
Total increase (decrease) in net assets	202	427	5,469	1,042
Net assets at December 31, 2013	621	1,289	52,976	3,218

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	17	441	2
Total realized gain (loss) on investments
and capital gains distributions	62	186	4,734	408
Net unrealized appreciation (depreciation)
of investments	(37)	(100)	(761)	67
Net increase (decrease) in net assets resulting from
operations	20	103	4,414	477
Changes from principal transactions:
Total unit transactions	42	67	23,475	182
Increase (decrease) in net assets derived from
principal transactions	42	67	23,475	182
Total increase (decrease) in net assets	62	170	27,889	659
Net assets at December 31, 2014	$683	$1,459	$80,865	$3,877

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Oppenheimer Global Portfolio - Initial Class	VY® Pioneer High Yield Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class
Net assets at January 1, 2013	$77,309	$17,097	$41,061	$29,888

Increase (decrease) in net assets
Operations:
Net investment income (loss)	123	654	(392)	(406)
Total realized gain (loss) on investments
and capital gains distributions	4,413	1,869	2,391	1,959
Net unrealized appreciation (depreciation)
of investments	14,034	(689)	10,891	9,105
Net increase (decrease) in net assets resulting from
operations	18,570	1,834	12,890	10,658
Changes from principal transactions:
Total unit transactions	(12,070)	(943)	(5,554)	(2,867)
Increase (decrease) in net assets derived from
principal transactions	(12,070)	(943)	(5,554)	(2,867)
Total increase (decrease) in net assets	6,500	891	7,336	7,791
Net assets at December 31, 2013	83,809	17,988	48,397	37,679

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(38)	640	(423)	(453)
Total realized gain (loss) on investments
and capital gains distributions	5,888	875	5,393	4,766
Net unrealized appreciation (depreciation)
of investments	(4,959)	(1,564)	(346)	(1,763)
Net increase (decrease) in net assets resulting from
operations	891	(49)	4,624	2,550
Changes from principal transactions:
Total unit transactions	(11,919)	(2,059)	(6,499)	(3,179)
Increase (decrease) in net assets derived from
principal transactions	(11,919)	(2,059)	(6,499)	(3,179)
Total increase (decrease) in net assets	(11,028)	(2,108)	(1,875)	(629)
Net assets at December 31, 2014	$72,781	$15,880	$46,522	$37,050

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Templeton Foreign Equity Portfolio - Initial Class	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I
Net assets at January 1, 2013	$17,443	$6,993	$7,948	$9,615

Increase (decrease) in net assets
Operations:
Net investment income (loss)	61	90	45	83
Total realized gain (loss) on investments
and capital gains distributions	(366)	117	(88)	(308)
Net unrealized appreciation (depreciation)
of investments	3,309	519	1,719	1,644
Net increase (decrease) in net assets resulting from
operations	3,004	726	1,676	1,419
Changes from principal transactions:
Total unit transactions	(2,910)	(214)	106	(810)
Increase (decrease) in net assets derived from
principal transactions	(2,910)	(214)	106	(810)
Total increase (decrease) in net assets	94	512	1,782	609
Net assets at December 31, 2013	17,537	7,505	9,730	10,224

Increase (decrease) in net assets
Operations:
Net investment income (loss)	217	94	97	116
Total realized gain (loss) on investments
and capital gains distributions	305	570	242	76
Net unrealized appreciation (depreciation)
of investments	(1,741)	(298)	180	345
Net increase (decrease) in net assets resulting from
operations	(1,219)	366	519	537
Changes from principal transactions:
Total unit transactions	(1,480)	(1,289)	(875)	(1,145)
Increase (decrease) in net assets derived from
principal transactions	(1,480)	(1,289)	(875)	(1,145)
Total increase (decrease) in net assets	(2,699)	(923)	(356)	(608)
Net assets at December 31, 2014	$14,838	$6,582	$9,374	$9,616

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya GET U.S. Core Portfolio - Series 14	Voya Emerging Markets Index Portfolio - Class I
Net assets at January 1, 2013	$1,591	$198,559	$6,018	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	451	69	—
Total realized gain (loss) on investments
and capital gains distributions	40	17,746	(50)	—
Net unrealized appreciation (depreciation)
of investments	397	40,044	(124)	—
Net increase (decrease) in net assets resulting from
operations	430	58,241	(105)	—
Changes from principal transactions:
Total unit transactions	(175)	(7,989)	(1,006)	—
Increase (decrease) in net assets derived from
principal transactions	(175)	(7,989)	(1,006)	—
Total increase (decrease) in net assets	255	50,252	(1,111)	—
Net assets at December 31, 2013	1,846	248,811	4,907	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	1,981	115	—
Total realized gain (loss) on investments
and capital gains distributions	270	40,857	(379)	—
Net unrealized appreciation (depreciation)
of investments	(121)	(20,731)	221	—
Net increase (decrease) in net assets resulting from
operations	154	22,107	(43)	—
Changes from principal transactions:
Total unit transactions	(186)	(26,308)	(4,864)	2
Increase (decrease) in net assets derived from
principal transactions	(186)	(26,308)	(4,864)	2
Total increase (decrease) in net assets	(32)	(4,201)	(4,907)	2
Net assets at December 31, 2014	$1,814	$244,610	$—	$2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Euro STOXX 50® Index Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I
Net assets at January 1, 2013	$40	$62,530	$9,658	$3,348

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	448	27	3
Total realized gain (loss) on investments
and capital gains distributions	1	916	949	81
Net unrealized appreciation (depreciation)
of investments	7	16,894	2,152	1,278
Net increase (decrease) in net assets resulting from
operations	10	18,258	3,128	1,362
Changes from principal transactions:
Total unit transactions	(4)	(9,517)	(4,435)	(129)
Increase (decrease) in net assets derived from
principal transactions	(4)	(9,517)	(4,435)	(129)
Total increase (decrease) in net assets	6	8,741	(1,307)	1,233
Net assets at December 31, 2013	46	71,271	8,351	4,581

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	223	—	(11)
Total realized gain (loss) on investments
and capital gains distributions	1	4,232	1,041	431
Net unrealized appreciation (depreciation)
of investments	(6)	3,564	(371)	(235)
Net increase (decrease) in net assets resulting from
operations	(3)	8,019	670	185
Changes from principal transactions:
Total unit transactions	3	(10,318)	(1,115)	(573)
Increase (decrease) in net assets derived from
principal transactions	3	(10,318)	(1,115)	(573)
Total increase (decrease) in net assets	—	(2,299)	(445)	(388)
Net assets at December 31, 2014	$46	$68,972	$7,906	$4,193

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I
Net assets at January 1, 2013	$7,856	$16	$25,455	$14,334

Increase (decrease) in net assets
Operations:
Net investment income (loss)	92	(1)	53	57
Total realized gain (loss) on investments
and capital gains distributions	250	1	2,109	1,153
Net unrealized appreciation (depreciation)
of investments	1,153	17	4,990	2,993
Net increase (decrease) in net assets resulting from
operations	1,495	17	7,152	4,203
Changes from principal transactions:
Total unit transactions	(652)	101	(3,872)	(1,114)
Increase (decrease) in net assets derived from
principal transactions	(652)	101	(3,872)	(1,114)
Total increase (decrease) in net assets	843	118	3,280	3,089
Net assets at December 31, 2013	8,699	134	28,735	17,423

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(40)	(1)	12	60
Total realized gain (loss) on investments
and capital gains distributions	702	4	2,726	1,637
Net unrealized appreciation (depreciation)
of investments	(1,526)	(11)	317	197
Net increase (decrease) in net assets resulting from
operations	(864)	(8)	3,055	1,894
Changes from principal transactions:
Total unit transactions	6,174	(15)	(3,723)	(1,326)
Increase (decrease) in net assets derived from
principal transactions	6,174	(15)	(3,723)	(1,326)
Total increase (decrease) in net assets	5,310	(23)	(668)	568
Net assets at December 31, 2014	$14,009	$111	$28,067	$17,991

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class I
Net assets at January 1, 2013	$7,317	$1,276	$795	$667

Increase (decrease) in net assets
Operations:
Net investment income (loss)	41	1	(1)	1
Total realized gain (loss) on investments
and capital gains distributions	748	95	26	51
Net unrealized appreciation (depreciation)
of investments	1,251	263	248	137
Net increase (decrease) in net assets resulting from
operations	2,040	359	273	189
Changes from principal transactions:
Total unit transactions	(1,619)	(118)	12	(67)
Increase (decrease) in net assets derived from
principal transactions	(1,619)	(118)	12	(67)
Total increase (decrease) in net assets	421	241	285	122
Net assets at December 31, 2013	7,738	1,517	1,080	789

Increase (decrease) in net assets
Operations:
Net investment income (loss)	33	—	(9)	—
Total realized gain (loss) on investments
and capital gains distributions	930	197	12	87
Net unrealized appreciation (depreciation)
of investments	(180)	(26)	120	36
Net increase (decrease) in net assets resulting from
operations	783	171	123	123
Changes from principal transactions:
Total unit transactions	(1,363)	129	392	670
Increase (decrease) in net assets derived from
principal transactions	(1,363)	129	392	670
Total increase (decrease) in net assets	(580)	300	515	793
Net assets at December 31, 2014	$7,158	$1,817	$1,595	$1,582
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya International Value Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I
Net assets at January 1, 2013	$831	$25,858	$1,399	$1,899

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	(190)	24	(57)
Total realized gain (loss) on investments
and capital gains distributions	83	2,893	50	563
Net unrealized appreciation (depreciation)
of investments	229	6,047	190	866
Net increase (decrease) in net assets resulting from
operations	317	8,750	264	1,372
Changes from principal transactions:
Total unit transactions	(66)	(3,995)	(143)	3,508
Increase (decrease) in net assets derived from
principal transactions	(66)	(3,995)	(143)	3,508
Total increase (decrease) in net assets	251	4,755	121	4,880
Net assets at December 31, 2013	1,082	30,613	1,520	6,779

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(224)	33	(35)
Total realized gain (loss) on investments
and capital gains distributions	101	4,182	88	1,120
Net unrealized appreciation (depreciation)
of investments	(43)	(2,642)	(209)	(646)
Net increase (decrease) in net assets resulting from
operations	60	1,316	(88)	439
Changes from principal transactions:
Total unit transactions	305	(4,642)	48	(1,250)
Increase (decrease) in net assets derived from
principal transactions	305	(4,642)	48	(1,250)
Total increase (decrease) in net assets	365	(3,326)	(40)	(811)
Net assets at December 31, 2014	$1,447	$27,287	$1,480	$5,968

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S	Wanger International
Net assets at January 1, 2013	$3,372	$898	$2,297	$1,742

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(44)	(9)	(33)	40
Total realized gain (loss) on investments
and capital gains distributions	563	98	390	129
Net unrealized appreciation (depreciation)
of investments	459	234	474	250
Net increase (decrease) in net assets resulting from
operations	978	323	831	419
Changes from principal transactions:
Total unit transactions	(545)	(25)	(155)	426
Increase (decrease) in net assets derived from
principal transactions	(545)	(25)	(155)	426
Total increase (decrease) in net assets	433	298	676	845
Net assets at December 31, 2013	3,805	1,196	2,973	2,587

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(27)	(9)	(32)	17
Total realized gain (loss) on investments
and capital gains distributions	932	332	540	224
Net unrealized appreciation (depreciation)
of investments	(696)	(242)	(411)	(375)
Net increase (decrease) in net assets resulting from
operations	209	81	97	(134)
Changes from principal transactions:
Total unit transactions	(906)	(102)	(511)	(32)
Increase (decrease) in net assets derived from
principal transactions	(906)	(102)	(511)	(32)
Total increase (decrease) in net assets	(697)	(21)	(414)	(166)
Net assets at December 31, 2014	$3,108	$1,175	$2,559	$2,421

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Wanger Select	Wanger USA
Net assets at January 1, 2013	$2,636	$880

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	(8)
Total realized gain (loss) on investments
and capital gains distributions	274	107
Net unrealized appreciation (depreciation)
of investments	529	193
Net increase (decrease) in net assets resulting from
operations	789	292
Changes from principal transactions:
Total unit transactions	(541)	75
Increase (decrease) in net assets derived from
principal transactions	(541)	75
Total increase (decrease) in net assets	248	367
Net assets at December 31, 2013	2,884	1,247

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(18)	(9)
Total realized gain (loss) on investments
and capital gains distributions	482	221
Net unrealized appreciation (depreciation)
of investments	(392)	(185)
Net increase (decrease) in net assets resulting from
operations	72	27
Changes from principal transactions:
Total unit transactions	(186)	(261)
Increase (decrease) in net assets derived from
principal transactions	(186)	(261)
Total increase (decrease) in net assets	(114)	(234)
Net assets at December 31, 2014	$2,770	$1,013

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1.	Organization
Variable Annuity Account B of Voya Retirement Insurance and Annuity Company, (the “Account”) was established by Voya Retirement Insurance and Annuity Company (“VRIAC” or the “Company”), which changed its name from ING Life Insurance and Annuity Company on September 1, 2014, to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (name changed from ING U.S., Inc.) (“Voya Financial”), a holding company domiciled in the State of Delaware.

In 2009, ING Groep N.V. (“ING”) announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya Financial, which together with its subsidiaries, including the Company, constitutes ING's U.S.-based retirement, investment management, and insurance operations. On May 2, 2013, the common stock of Voya Financial began trading on the New York Stock Exchange under the symbol “VOYA”. On May 7, 2013 and May 31, 2013, Voya Financial completed its initial public offering of common stock, including the issuance and sale by Voya Financial of 30,769,230 shares of common stock and the sale by ING Insurance International B.V. (“ING International”), an indirect, wholly owned subsidiary of ING and previously the sole stockholder of Voya Financial, of 44,201,773 shares of outstanding common stock of Voya Financial (collectively, “the IPO”). On September 30, 2013, ING International transferred all of its shares of Voya Financial common stock to ING.

On October 29, 2013, ING completed a sale of 37,950,000 shares of common stock of Voya Financial in a registered public offering (“Secondary Offering”), reducing ING's ownership of Voya Financial to 57%.

On March 25, 2014, ING completed a sale of 30,475,000 shares of common stock of Voya Financial in a registered public offering (the “March 2014 Offering”). Also on March 25, 2014, pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Voya Financial acquired 7,255,853 shares of its common stock from ING (the “March 2014 Direct Share Repurchase”) (the March 2014 Offering and the March 2014 Direct Share Repurchase collectively, the “March 2014 Transactions”). Upon completion of the March 2014 Transactions, ING’s ownership of Voya Financial was reduced to approximately 43%.

On September 8, 2014, ING completed a sale of 22,277,993 shares of common stock of Voya Financial in a registered public offering (the “September 2014 Offering”). Also on September 8, 2014, pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Voya Financial acquired 7,722,007 shares of its common stock from ING (the “September 2014 Direct Share Repurchase”) (the September 2014 Offering and the September 2014 Direct Share Repurchase collectively, the “September 2014 Transactions”). Upon Completion of the September 2014 Transactions, ING's ownership of Voya Financial was reduced to 32.5%.

On November 18, 2014, ING completed a sale of 30,030,013 shares of common stock of Voya Financial in a registered public offering (the “November 2014 Offering”). Also on November 18, 2014, pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Voya Financial acquired 4,469,987 shares of its common stock from ING (the “November 2014 Direct Share Repurchase”) (the November 2014 Offering and the November 2014 Direct Share

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Repurchase collectively, the “November 2014 Transactions”). Upon completion of the November 2014 Transactions, ING's ownership of Voya Financial was reduced to 19%.

On March 9, 2015, ING completed a sale of 32,018,100 shares of common stock of Voya Financial in a registered public offering (the “March 2015 Offering”). Also on March 9, 2015, pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Voya Financial acquired 13,599,274 shares of its common stock from ING (the “March 2015 Direct Share Buyback”) (the March 2015 Offering and the March 2015 Direct Share Buyback collectively, the “March 2015 Transactions”). Upon completion of the March 2015 Transactions, ING has exited its stake in Voya Financial common stock. ING continues to hold warrants to purchase up to 26,050,846 shares of Voya Financial common stock at an exercise price of $48.75, in each case subject to adjustments. As a result of the completion of the March 2015 Transactions, ING has satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING to divest 100% of its ownership interest in Voya Financial together with its subsidiaries, by the end of 2016.

The Account is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. The Account is exclusively for use with Contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. VRIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business VRIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of VRIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of VRIAC.

At December 31, 2014, the Account had 115 investment divisions (the “Divisions”), 82 of which invest in independently managed mutual funds and 33 of which invest in mutual funds managed by affiliates, either Directed Services LLC (“DSL”) or Voya Investments, LLC (“VIL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”). All “ING” branded Trusts and Funds, excluding the “ING” branded Funds listed in the closed Division table, were rebranded with “Voya” or “VY” as of May 1, 2014.

Investment Divisions with asset balances at December 31, 2014 and related Trusts are as follows:

AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares
Invesco V.I. Core Equity Fund - Series I Shares
American Funds Insurance Series®:
American Funds Insurance Series® Growth Fund - Class 2
American Funds Insurance Series® Growth-Income Fund - Class 2
American Funds Insurance Series® International Fund - Class 2
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio

Federated Insurance Series:
Federated Fund for U.S. Government Securities II - Primary Shares
Federated High Income Bond Fund II - Primary Shares
Federated Kaufmann Fund II - Primary Shares
Federated Managed Tail Risk Fund II - Primary Shares
Federated Managed Volatility Fund II
Federated Prime Money Fund II - Primary Shares
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fidelity® Variable Insurance Products (continued):
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares
Janus Aspen Series Enterprise Portfolio - Institutional Shares
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA
Oppenheimer Global Fund/VA
Oppenheimer Main Street Fund®/VA
Oppenheimer Main Street Small Cap Fund®/VA
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I
Pioneer High Yield VCT Portfolio - Class I Shares
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I
Voya Investors Trust:
Voya Global Perspectives Portfolio - Class A
Voya Global Perspectives Portfolio - Class I
Voya Global Resources Portfolio - Service Class
Voya High Yield Portfolio - Service Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Service Class
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class
Voya Retirement Conservative Portfolio - Adviser Class
Voya Retirement Growth Portfolio - Adviser Class
Voya Retirement Moderate Growth Portfolio - Adviser Class
Voya Retirement Moderate Portfolio - Adviser Class
Voya U.S. Stock Index Portfolio - Service Class
VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class
VY® BlackRock Inflation Protected Bond Portfolio - Service Class
VY® Clarion Global Real Estate Portfolio - Institutional Class

Voya Investors Trust (continued):
VY® Clarion Global Real Estate Portfolio - Service Class
VY® Clarion Real Estate Portfolio - Service Class
VY® FMR Diversified Mid Cap Portfolio - Institutional Class
VY® FMR Diversified Mid Cap Portfolio - Service Class
VY® Franklin Income Portfolio - Service Class
VY® Franklin Mutual Shares Portfolio - Service Class
VY® Franklin Templeton Founding Strategy Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price International Stock Portfolio - Service Class
VY® Templeton Global Growth Portfolio - Service Class
Voya Money Market Portfolio:
Voya Money Market Portfolio - Class I
Voya Money Market Portfolio - Class S
Voya Partners, Inc.:
Voya Aggregate Bond Portfolio - Service Class
Voya Global Bond Portfolio - Initial Class
Voya Global Bond Portfolio - Service Class
Voya Solution 2015 Portfolio - Service Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution Income Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® Oppenheimer Global Portfolio - Initial Class
VY® Pioneer High Yield Portfolio - Initial Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
VY® Templeton Foreign Equity Portfolio - Initial Class

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Variable Portfolios, Inc.:
Voya Emerging Markets Index Portfolio - Class I
Voya Euro STOXX 50® Index Portfolio - Class I
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class I
Voya International Index Portfolio - Class I
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class I

Voya Variable Portfolios, Inc. (continued):
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class I
Voya Russell™ Small Cap Index Portfolio - Class I
Voya Small Company Portfolio - Class I
Voya U.S. Bond Index Portfolio - Class I
Voya Variable Products Trust:
Voya International Value Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class S
Wanger Advisors Trust:
Wanger International
Wanger Select
Wanger USA

The names of certain Trusts and Divisions were changed during 2014. The following is a summary of current and former names for those Trusts and Divisions excluding any names changes associated with rebranding from the “ING” brand to the new Voya brand:

Current Name
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2
Voya Investors Trust:
ING Total Return Bond Portfolio - Service Class
Voya High Yield Portfolio - Service Class
Voya Partners, Inc.:
Voya Aggregate Bond Portfolio - Service Class

Former Name
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2
ING Investors Trust:
ING PIMCO Total Return Bond Portfolio - Service Class
ING PIMCO High Yield Portfolio - Service Class
ING Partners, Inc.:
ING PIMCO Total Return Portfolio - Service Class

During 2014, the following Divisions were closed to contract owners:

Voya Investors Trust:
ING American Funds Asset Allocation Portfolio
ING American Funds International Portfolio
ING American Funds World Allocation Portfolio
ING Total Return Bond Portfolio - Service Class
VY® BlackRock Health Sciences Opportunities Portfolio - Service Class
VY® BlackRock Large Cap Growth Portfolio - Institutional Class
VY® Marsico Growth Portfolio - Service Class
VY® MFS Total Return Portfolio - Institutional Class
VY® MFS Total Return Portfolio - Service Class
VY® MFS Utilities Portfolio - Service Class
Voya Variable Insurance Trust:
Voya GET U.S. Core Portfolio - Series 14

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of VRIAC, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of VRIAC, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return is elected by the annuitant and may vary from 0.0% to 5.0%. The mortality risk is fully borne by the Company. To the extent that benefits to be paid to the contract owners exceed their account values, VRIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to VRIAC. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) VRIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by VRIAC).

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2014 and for the years ended December 31, 2014 and 2013, were issued.

3.	Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2014 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2014. The Account had no financial liabilities as of December 31, 2014.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

▪
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

▪
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

a)	Quoted prices for similar assets or liabilities in active markets;

b)	Quoted prices for identical or similar assets or liabilities in non-active markets;

c)	Inputs other than quoted market prices that are observable; and

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

▪
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.	Charges and Fees

Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover VRIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

VRIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.50% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at an annual rate of 0.15% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $80 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract. These charges are assessed through the redemption of units.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Other Contract Charges

Under the Fixed/Variable Premium Immediate Annuity contract, an additional annual charge of 2.00% is deducted daily from the accumulation values for contract owners who select the Guaranteed Minimum Income feature and Minimum Guaranteed Withdrawal Benefit. These charges are assessed through the redemption of units.

For Deferred Variable Annuity contracts an additional annual charge of up to 0.50% is deducted daily from the accumulation value for amounts invested in the Voya GET U.S. Core Portfolio Funds. In addition, an annual charge of up to 0.50% is deducted daily from the accumulation values for contract owners who select the Premium Bonus Option feature. These charges are assessed through a reduction in unit values.

Fees Waived by VRIAC

Certain charges and fees for various types of Contracts may be waived by VRIAC. VRIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5.	Related Party Transactions

During the year ended December 31, 2014, management fees were paid to DSL, an affiliate of the Company, in its capacity as investment adviser to Voya Investors Trust and Voya Partners, Inc. The Trusts’ advisory agreement provided for fees at annual rates up to 1.25% of the average net assets of each respective Fund.

Management fees were also paid to VIL, an affiliate of the Company, in its capacity as investment adviser to the Voya Balanced Portfolio, Inc., Voya Intermediate Bond Portfolio, Voya Money Market Portfolio, Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts’ advisory agreement provided for a fee at annual rates ranging from 0.10% to 0.80% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

6.	Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2014 follow:

	Purchases	Sales
	(Dollars in thousands)
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	$276	$231
Invesco V.I. Core Equity Fund - Series I Shares	110	353
American Funds Insurance Series®:
American Funds Insurance Series® Growth Fund - Class 2	90	1
American Funds Insurance Series® Growth-Income Fund - Class 2	71	42
American Funds Insurance Series® International Fund - Class 2	11	—
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	543	225
Federated Insurance Series:
Federated Fund for U.S. Government Securities II - Primary Shares	53	143
Federated High Income Bond Fund II - Primary Shares	287	437
Federated Kaufmann Fund II - Primary Shares	219	411
Federated Managed Tail Risk Fund II - Primary Shares	913	1,033
Federated Managed Volatility Fund II	325	466
Federated Prime Money Fund II - Primary Shares	66	148
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	3,213	9,919
Fidelity® VIP Growth Portfolio - Initial Class	2,008	1,693
Fidelity® VIP High Income Portfolio - Initial Class	14	32
Fidelity® VIP Overseas Portfolio - Initial Class	484	911
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	3,341	8,738
Fidelity® VIP Index 500 Portfolio - Initial Class	637	4,050
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	12	77
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	542	749
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	—	—
Janus Aspen Series Enterprise Portfolio - Institutional Shares	—	—
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	127	335
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	324	562
Oppenheimer Global Fund/VA	1	—
Oppenheimer Main Street Fund®/VA	12	35
Oppenheimer Main Street Small Cap Fund®/VA	446	199
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	578	1,230

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	$180	$446
Pioneer High Yield VCT Portfolio - Class I Shares	842	220
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	3,764	12,221
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	14,864	20,559
Voya Investors Trust:
ING American Funds Asset Allocation Portfolio	1,145	2,563
ING American Funds International Portfolio	224	8,242
ING American Funds World Allocation Portfolio	73	373
ING Total Return Bond Portfolio - Service Class	326	4,619
Voya Global Perspectives Portfolio - Class A	440	267
Voya Global Perspectives Portfolio - Class I	54	1
Voya Global Resources Portfolio - Service Class	1,223	1,395
Voya High Yield Portfolio - Service Class	1,847	1,648
Voya Large Cap Growth Portfolio - Institutional Class	36,687	21,963
Voya Large Cap Value Portfolio - Institutional Class	3,790	1,444
Voya Large Cap Value Portfolio - Service Class	202	877
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	1,505	2,169
Voya Retirement Conservative Portfolio - Adviser Class	1,032	1,520
Voya Retirement Growth Portfolio - Adviser Class	239	1,122
Voya Retirement Moderate Growth Portfolio - Adviser Class	393	1,204
Voya Retirement Moderate Portfolio - Adviser Class	583	1,232
Voya U.S. Stock Index Portfolio - Service Class	21	16
VY® BlackRock Health Sciences Opportunities Portfolio - Service Class	1,804	2,666
VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class	26	30
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	356	1,003
VY® BlackRock Large Cap Growth Portfolio - Institutional Class	5,087	26,723
VY® Clarion Global Real Estate Portfolio - Institutional Class	832	677
VY® Clarion Global Real Estate Portfolio - Service Class	91	359
VY® Clarion Real Estate Portfolio - Service Class	2,393	1,341
VY® FMR Diversified Mid Cap Portfolio - Institutional Class	2,926	3,368
VY® FMR Diversified Mid Cap Portfolio - Service Class	426	619
VY® Franklin Income Portfolio - Service Class	1,310	1,216
VY® Franklin Mutual Shares Portfolio - Service Class	385	205
VY® Franklin Templeton Founding Strategy Portfolio - Service Class	208	114
VY® Invesco Growth and Income Portfolio - Service Class	237	296
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	2,928	4,773
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	4,274	2,018
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	777	674
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	490	148
VY® Marsico Growth Portfolio - Service Class	553	1,484
VY® MFS Total Return Portfolio - Institutional Class	4,831	32,293

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Investors Trust(Continued):
VY® MFS Total Return Portfolio - Service Class	$291	$1,549
VY® MFS Utilities Portfolio - Service Class	1,385	3,354
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	6,286	2,973
VY® T. Rowe Price Equity Income Portfolio - Service Class	751	1,531
VY® T. Rowe Price International Stock Portfolio - Service Class	311	790
VY® Templeton Global Growth Portfolio - Service Class	131	220
Voya Money Market Portfolio:
Voya Money Market Portfolio - Class I	17,677	23,014
Voya Money Market Portfolio - Class S	2	34
Voya Partners, Inc.:
Voya Aggregate Bond Portfolio - Service Class	1,114	1,857
Voya Global Bond Portfolio - Initial Class	1,519	5,462
Voya Global Bond Portfolio - Service Class	1	16
Voya Solution 2015 Portfolio - Service Class	668	447
Voya Solution 2025 Portfolio - Service Class	1,299	783
Voya Solution 2035 Portfolio - Service Class	1,630	592
Voya Solution 2045 Portfolio - Service Class	914	201
Voya Solution Income Portfolio - Service Class	222	287
VY® American Century Small-Mid Cap Value Portfolio - Service Class	838	305
VY® Baron Growth Portfolio - Service Class	1,268	2,647
VY® Columbia Contrarian Core Portfolio - Service Class	487	604
VY® Columbia Small Cap Value II Portfolio - Service Class	213	176
VY® Invesco Comstock Portfolio - Service Class	432	347
VY® Invesco Equity and Income Portfolio - Initial Class	37,189	11,072
VY® JPMorgan Mid Cap Value Portfolio - Service Class	798	409
VY® Oppenheimer Global Portfolio - Initial Class	2,827	13,744
VY® Pioneer High Yield Portfolio - Initial Class	3,193	4,611
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	4,056	7,827
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	4,927	6,050
VY® Templeton Foreign Equity Portfolio - Initial Class	1,203	2,466
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	503	1,698
Voya Strategic Allocation Growth Portfolio - Class I	526	1,304
Voya Strategic Allocation Moderate Portfolio - Class I	823	1,852
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	236	217
Voya Growth and Income Portfolio - Class I	33,876	31,555
Voya Variable Insurance Trust:
Voya GET U.S. Core Portfolio - Series 14	149	4,898
Voya Variable Portfolios, Inc.:
Voya Emerging Markets Index Portfolio - Class I	2	—
Voya Euro STOXX 50® Index Portfolio - Class I	8	3
Voya Index Plus LargeCap Portfolio - Class I	6,323	16,418
Voya Index Plus MidCap Portfolio - Class I	1,443	2,198
Voya Index Plus SmallCap Portfolio - Class I	472	1,057

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Variable Portfolios, Inc. (continued):
Voya International Index Portfolio - Class I	$9,089	$2,955
Voya International Index Portfolio - Class S	2	17
Voya Russell™ Large Cap Growth Index Portfolio - Class I	1,540	5,251
Voya Russell™ Large Cap Index Portfolio - Class I	2,062	3,327
Voya Russell™ Large Cap Value Index Portfolio - Class I	645	1,863
Voya Russell™ Large Cap Value Index Portfolio - Class S	549	395
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	419	36
Voya Russell™ Mid Cap Index Portfolio - Class I	950	259
Voya Russell™ Small Cap Index Portfolio - Class I	513	137
Voya Small Company Portfolio - Class I	3,956	5,671
Voya U.S. Bond Index Portfolio - Class I	562	424
Voya Variable Products Trust:
Voya International Value Portfolio - Class I	347	265
Voya MidCap Opportunities Portfolio - Class I	1,489	1,901
Voya MidCap Opportunities Portfolio - Class S	601	1,037
Voya SmallCap Opportunities Portfolio - Class I	981	960
Voya SmallCap Opportunities Portfolio - Class S	460	771
Wanger Advisors Trust:
Wanger International	670	399
Wanger Select	533	386
Wanger USA	394	527

VARIABLE ANNUINT ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7.	Changes in Units
The changes in units outstanding were as follows:

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	48,986	48,286	700	14,394	18,165	(3,771)
Invesco V.I. Core Equity Fund - Series I Shares	111,235	127,776	(16,541)	71,227	71,401	(174)
American Funds Insurance Series®:
American Funds Insurance Series® Growth Fund - Class 2	8,336	113	8,223	—	—	—
American Funds Insurance Series® Growth-Income Fund - Class 2	7,518	6,748	770	4,395	82	4,313
American Funds Insurance Series® International Fund - Class 2	1,939	1,422	517	684	7	677
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	30,739	10,635	20,104	18,471	17,767	704
Federated Insurance Series:
Federated Fund for U.S. Government Securities II - Primary Shares	1,612	6,764	(5,152)	2,039	8,328	(6,289)
Federated High Income Bond Fund II - Primary Shares	14,986	22,129	(7,143)	3,651	13,940	(10,289)
Federated Kaufmann Fund II - Primary Shares	1,881	22,068	(20,187)	2,976	16,300	(13,324)
Federated Managed Tail Risk Fund II - Primary Shares	40,156	111,487	(71,331)	14,962	56,929	(41,967)
Federated Managed Volatility Fund II	12,754	27,335	(14,581)	4,512	21,049	(16,537)
Federated Prime Money Fund II - Primary Shares	12,265	17,611	(5,346)	11,673	13,075	(1,402)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	99,289	427,143	(327,854)	478,811	539,605	(60,794)
Fidelity® VIP Growth Portfolio - Initial Class	144,536	107,062	37,474	308,987	208,462	100,525
Fidelity® VIP High Income Portfolio - Initial Class	169,395	170,994	(1,599)	33,838	36,084	(2,246)
Fidelity® VIP Overseas Portfolio - Initial Class	43,904	73,506	(29,602)	193,325	135,557	57,768
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	399,470	521,189	(121,719)	933,323	3,065,539	(2,132,216)
Fidelity® VIP Index 500 Portfolio - Initial Class	13,121	111,679	(98,558)	16,565	87,601	(71,036)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	1	3,105	(3,104)	—	4,733	(4,733)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	39,981	47,866	(7,885)	73,349	66,299	7,050

VARIABLE ANNUINT ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	—	—	—	473	152	321
Janus Aspen Series Enterprise Portfolio - Institutional Shares	—	—	—	5	2	3
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	18,913	27,276	(8,363)	37,328	51,985	(14,657)
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	2,314,695	2,331,860	(17,165)	2,600,223	2,583,559	16,664
Oppenheimer Global Fund/VA	—	7	(7)	1,450	684	766
Oppenheimer Main Street Fund®/VA	176,271	178,087	(1,816)	66,238	68,734	(2,496)
Oppenheimer Main Street Small Cap Fund®/VA	16,362	11,093	5,269	34,951	35,082	(131)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	67,844	111,506	(43,662)	124,936	431,745	(306,809)
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	49,210	80,033	(30,823)	56,106	108,193	(52,087)
Pioneer High Yield VCT Portfolio - Class I Shares	49,667	17,288	32,379	20,162	18,300	1,862
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	6,995,149	7,317,542	(322,393)	3,110,424	2,961,564	148,860
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	4,745,010	5,100,210	(355,200)	2,754,879	2,869,915	(115,036)
Voya Investors Trust:
ING American Funds Asset Allocation Portfolio	—	182,537	(182,537)	104,820	21,849	82,971
ING American Funds International Portfolio	—	496,226	(496,226)	2,180,768	2,226,164	(45,396)
ING American Funds World Allocation Portfolio	—	32,980	(32,980)	26,324	7,413	18,911
ING Total Return Bond Portfolio - Service Class	—	428,845	(428,845)	139,985	116,221	23,764
Voya Global Perspectives Portfolio - Class A	43,727	26,289	17,438	—	—	—
Voya Global Perspectives Portfolio - Class I	5,258	53	5,205	—	—	—
Voya Global Resources Portfolio - Service Class	146,066	160,201	(14,135)	110,735	203,628	(92,893)
Voya High Yield Portfolio - Service Class	124,021	123,830	191	89,615	130,686	(41,071)
Voya Large Cap Growth Portfolio - Institutional Class	10,180,827	9,766,333	414,494	4,507,045	1,411,721	3,095,324
Voya Large Cap Value Portfolio - Institutional Class	282,183	144,643	137,540	316,226	277,208	39,018
Voya Large Cap Value Portfolio - Service Class	13,254	59,772	(46,518)	73,255	24,681	48,574

VARIABLE ANNUINT ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Investors Trust (continued):
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	5,477,731	5,557,146	(79,415)	5,255,867	5,289,235	(33,368)
Voya Retirement Conservative Portfolio - Adviser Class	75,869	133,699	(57,830)	189,172	58,125	131,047
Voya Retirement Growth Portfolio - Adviser Class	12,462	78,514	(66,052)	37,723	46,639	(8,916)
Voya Retirement Moderate Growth Portfolio - Adviser Class	25,286	87,210	(61,924)	35,321	97,747	(62,426)
Voya Retirement Moderate Portfolio - Adviser Class	36,528	91,939	(55,411)	115,734	90,451	25,283
Voya U.S. Stock Index Portfolio - Service Class	595	802	(207)	61	593	(532)
VY® BlackRock Health Sciences Opportunities Portfolio - Service Class	—	73,553	(73,553)	120,546	72,970	47,576
VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class	1,877	2,440	(563)	4,057	4,606	(549)
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	33,282	95,982	(62,700)	68,308	283,042	(214,734)
VY® BlackRock Large Cap Growth Portfolio - Institutional Class	—	1,948,609	(1,948,609)	693,432	932,877	(239,445)
VY® Clarion Global Real Estate Portfolio - Institutional Class	99,891	90,199	9,692	113,784	125,340	(11,556)
VY® Clarion Global Real Estate Portfolio - Service Class	5,989	25,033	(19,044)	16,333	18,841	(2,508)
VY® Clarion Real Estate Portfolio - Service Class	229,893	176,991	52,902	74,428	104,782	(30,354)
VY® FMR Diversified Mid Cap Portfolio - Institutional Class	3,840,218	4,003,909	(163,691)	1,389,191	1,495,865	(106,674)
VY® FMR Diversified Mid Cap Portfolio - Service Class	27,210	52,129	(24,919)	68,313	44,522	23,791
VY® Franklin Income Portfolio - Service Class	97,884	96,870	1,014	114,868	75,713	39,155
VY® Franklin Mutual Shares Portfolio - Service Class	28,219	14,428	13,791	13,173	14,130	(957)
VY® Franklin Templeton Founding Strategy Portfolio - Service Class	15,638	8,522	7,116	5,812	23,948	(18,136)
VY® Invesco Growth and Income Portfolio - Service Class	7,783	15,087	(7,304)	51,500	42,404	9,096
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	31,683	189,078	(157,395)	33,626	94,820	(61,194)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	423,551	209,272	214,279	198,385	184,248	14,137
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	30,260	36,689	(6,429)	45,231	35,820	9,411
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	29,782	16,130	13,652	25,812	4,228	21,584
VY® Marsico Growth Portfolio - Service Class	—	79,120	(79,120)	50,609	47,411	3,198
VY® MFS Total Return Portfolio - Institutional Class	—	2,015,722	(2,015,722)	115,412	432,942	(317,530)
VY® MFS Total Return Portfolio - Service Class	—	76,766	(76,766)	39,809	23,963	15,846
VY® MFS Utilities Portfolio - Service Class	—	111,053	(111,053)	27,029	33,489	(6,460)
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	599,087	471,516	127,571	498,165	262,790	235,375
VY® T. Rowe Price Equity Income Portfolio - Service Class	46,323	110,143	(63,820)	209,279	161,333	47,946
VY® T. Rowe Price International Stock Portfolio - Service Class	35,720	68,891	(33,171)	52,166	75,621	(23,455)

VARIABLE ANNUINT ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Investors Trust (continued):
VY® Templeton Global Growth Portfolio - Service Class	9,104	15,554	(6,450)	21,526	13,357	8,169
Voya Money Market Portfolio:
Voya Money Market Portfolio - Class I	46,554,709	46,963,815	(409,106)	41,437,704	42,500,206	(1,062,502)
Voya Money Market Portfolio - Class S	225	3,456	(3,231)	353	82	271
Voya Partners, Inc.:
Voya Aggregate Bond Portfolio - Service Class	116,046	162,719	(46,673)	355,002	534,042	(179,040)
Voya Global Bond Portfolio - Initial Class	3,227,389	3,494,462	(267,073)	890,406	1,302,013	(411,607)
Voya Global Bond Portfolio - Service Class	107,796	108,863	(1,067)	66,109	68,737	(2,628)
Voya Solution 2015 Portfolio - Service Class	41,659	32,601	9,058	146,574	100,033	46,541
Voya Solution 2025 Portfolio - Service Class	64,563	43,511	21,052	165,477	128,721	36,756
Voya Solution 2035 Portfolio - Service Class	103,883	71,175	32,708	239,866	164,117	75,749
Voya Solution 2045 Portfolio - Service Class	75,794	45,730	30,064	76,860	35,934	40,926
Voya Solution Income Portfolio - Service Class	15,749	22,157	(6,408)	15,662	25,503	(9,841)
VY® American Century Small-Mid Cap Value Portfolio - Service Class	41,971	27,735	14,236	53,171	34,066	19,105
VY® Baron Growth Portfolio - Service Class	84,586	149,900	(65,314)	255,380	154,542	100,838
VY® Columbia Contrarian Core Portfolio - Service Class	22,761	48,018	(25,257)	66,760	73,148	(6,388)
VY® Columbia Small Cap Value II Portfolio - Service Class	21,231	18,963	2,268	15,549	13,137	2,412
VY® Invesco Comstock Portfolio - Service Class	35,727	28,532	7,195	32,667	23,176	9,491
VY® Invesco Equity and Income Portfolio - Initial Class	1,955,021	641,847	1,313,174	318,604	639,763	(321,159)
VY® JPMorgan Mid Cap Value Portfolio - Service Class	46,961	30,153	16,808	50,925	27,511	23,414
VY® Oppenheimer Global Portfolio - Initial Class	2,616,440	3,256,620	(640,180)	2,911,809	3,542,683	(630,874)
VY® Pioneer High Yield Portfolio - Initial Class	5,120,930	5,231,421	(110,491)	4,461,163	4,522,764	(61,601)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	104,322	405,195	(300,873)	356,466	627,122	(270,656)
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	3,444,065	3,482,316	(38,251)	916,245	937,286	(21,041)
VY® Templeton Foreign Equity Portfolio - Initial Class	1,382,150	1,522,148	(139,998)	723,830	1,045,463	(321,633)
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	1,540,248	1,598,048	(57,800)	401,284	410,470	(9,186)
Voya Strategic Allocation Growth Portfolio - Class I	980,752	981,174	(422)	455,592	402,256	53,336
Voya Strategic Allocation Moderate Portfolio - Class I	1,781,801	1,818,355	(36,554)	681,316	711,537	(30,221)

VARIABLE ANNUINT ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	1,211,896	1,223,954	(12,058)	398,016	411,420	(13,404)
Voya Growth and Income Portfolio - Class I	12,058,734	12,984,957	(926,223)	9,109,117	8,215,074	894,043
Voya Variable Insurance Trust:
Voya GET U.S. Core Portfolio - Series 14	—	470,268	(470,268)	1,063	96,367	(95,304)
Voya Variable Portfolios, Inc.:
Voya Emerging Markets Index Portfolio - Class I	180	—	180	—	—	—
Voya Euro STOXX 50® Index Portfolio - Class I	609	163	446	390	707	(317)
Voya Index Plus LargeCap Portfolio - Class I	14,832,925	15,328,494	(495,569)	7,199,765	7,623,370	(423,605)
Voya Index Plus MidCap Portfolio - Class I	100,046	129,060	(29,014)	385,968	402,862	(16,894)
Voya Index Plus SmallCap Portfolio - Class I	37,166	60,206	(23,040)	130,534	100,709	29,825
Voya International Index Portfolio - Class I	12,946,807	12,605,175	341,632	340,204	387,830	(47,626)
Voya International Index Portfolio - Class S	102	924	(822)	7,169	193	6,976
Voya Russell™ Large Cap Growth Index Portfolio - Class I	178,656	363,980	(185,324)	113,369	338,445	(225,076)
Voya Russell™ Large Cap Index Portfolio - Class I	3,794,582	3,848,178	(53,596)	3,212,809	3,275,844	(63,035)
Voya Russell™ Large Cap Value Index Portfolio - Class I	26,730	87,228	(60,498)	29,027	117,553	(88,526)
Voya Russell™ Large Cap Value Index Portfolio - Class S	24,214	18,074	6,140	6,364	13,115	(6,751)
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	16,334	1,254	15,080	11,488	10,905	583
Voya Russell™ Mid Cap Index Portfolio - Class I	57,928	23,911	34,017	24,195	32,049	(7,854)
Voya Russell™ Small Cap Index Portfolio - Class I	29,836	12,027	17,809	36,680	41,601	(4,921)
Voya Small Company Portfolio - Class I	1,912,092	2,027,607	(115,515)	833,997	906,962	(72,965)
Voya U.S. Bond Index Portfolio - Class I	50,523	42,425	8,098	34,631	29,563	5,068
Voya Variable Products Trust:
Voya International Value Portfolio - Class I	39,963	30,985	8,978	49,042	43,458	5,584
Voya MidCap Opportunities Portfolio - Class I	67,589	135,045	(67,456)	494,513	194,988	299,525
Voya MidCap Opportunities Portfolio - Class S	6,876	50,778	(43,902)	44,756	68,575	(23,819)
Voya SmallCap Opportunities Portfolio - Class I	67,408	74,290	(6,882)	27,551	31,401	(3,850)
Voya SmallCap Opportunities Portfolio - Class S	17,983	51,085	(33,102)	41,699	52,658	(10,959)
Wanger Advisors Trust:
Wanger International	64,073	71,728	(7,655)	117,788	85,172	32,616
Wanger Select	85,398	75,973	9,425	47,022	69,101	(22,079)
Wanger USA	24,071	34,166	(10,095)	37,663	30,458	7,205

VARIABLE ANNUINT ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8.	Financial Highlights
A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2014, 2013,
2012, 2011, and 2010, follows:

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco V.I. American Franchise Fund - Series I Shares
2014		19	$14.52	to	$55.06	$906	-	0.10%	to	1.25%	7.08%	to	7.67%
2013		19	$13.56	to	$50.53	$791	0.40%	0.70%	to	1.25%	38.37%	to	39.16%
2012	04/27/2012	22	$9.80	to	$36.08	$693	(c)	0.70%	to	1.25%		(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
Invesco V.I. Core Equity Fund - Series I Shares
2014		101	$14.63	to	$24.16	$1,700	0.85%	0.10%	to	1.50%	6.55%	to	7.76%
2013		118	$13.73	to	$22.56	$1,831	1.41%	0.35%	to	1.50%	27.37%	to	28.82%
2012		118	$10.78	to	$17.62	$1,426	0.96%	0.35%	to	1.50%	12.17%	to	13.44%
2011		139	$9.61	to	$15.62	$1,485	0.99%	0.35%	to	1.50%	-1.54%	to	-0.38%
2010		144	$9.76	to	$15.78	$1,555	0.97%	0.35%	to	1.50%	7.85%	to	9.23%
American Funds Insurance Series® Growth Fund - Class 2
2014	06/26/2014	8	$10.90	to	$10.98	$90	(d)	0.10%	to	1.25%		(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
2010		(d)		(d)		(d)	(d)		(d)			(d)
American Funds Insurance Series® Growth-Income Fund - Class 2
2014		5		$23.50		$128	(e)		0.10%			(e)
2013		5		$20.54		$96	1.96%		0.75%			32.52%
2012		-		$15.50		$6	-		0.75%			16.54%
2011	02/17/2011	-		$13.30		$2	(b)		0.75%			(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUINT ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
American Funds Insurance Series® International Fund - Class 2
2014		2		$16.95		$31	(e)		0.10%			(e)
2013		1		$16.83		$22	-		0.75%			20.73%
2012		1		$13.94		$9	-		0.75%			17.04%
2011		-		$11.91		$2	-		0.75%			-14.62%
2010	3/15/2010	-		$13.95		$4	(a)		0.75%			(a)
Calvert VP SRI Balanced Portfolio
2014		68	$15.07	to	$35.89	$1,232	1.75%	0.10%	to	1.50%	7.98%	to	8.81%
2013		48	$13.85	to	$33.00	$936	1.00%	0.70%	to	1.50%	16.35%	to	17.17%
2012		47	$11.82	to	$28.17	$871	1.16%	0.70%	to	1.40%	8.99%	to	9.75%
2011		59	$10.77	to	$25.68	$1,023	1.41%	0.70%	to	1.40%	3.09%	to	3.86%
2010		59	$10.37	to	$24.75	$962	1.27%	0.70%	to	1.40%	10.60%	to	11.39%
Federated Fund for U.S. Government Securities II - Primary Shares
2014		35		$19.99		$701	2.84%		1.40%			3.15%
2013		40		$19.38		$779	3.50%		1.40%			-3.44%
2012		46		$20.07		$933	3.98%		1.40%			1.57%
2011		57		$19.76		$1,125	4.36%		1.40%			4.27%
2010		67		$18.95		$1,260	4.66%		1.40%			3.72%
Federated High Income Bond Fund II - Primary Shares
2014		120	$9.83	to	$32.02	$3,632	6.08%	1.25%	to	1.50%	1.27%	to	1.39%
2013		127	$30.71	to	$31.58	$3,906	6.90%	1.25%	to	1.40%	5.50%	to	5.65%
2012		137	$29.11	to	$29.89	$4,002	7.61%	1.25%	to	1.40%	13.05%	to	13.26%
2011		146	$25.75	to	$26.39	$3,753	9.10%	1.25%	to	1.40%	3.71%	to	3.86%
2010		166	$24.83	to	$25.41	$4,115	8.19%	1.25%	to	1.40%	13.12%	to	13.29%
Federated Kaufmann Fund II - Primary Shares
2014		96		$18.04		$1,734	-		1.40%			8.15%
2013		116		$16.68		$1,940	-		1.40%			38.19%
2012		130		$12.07		$1,565	-		1.40%			15.61%
2011		154		$10.44		$1,610	1.12%		1.40%			-14.50%
2010	03/12/2010	175		$12.21		$2,136	(a)		1.40%			(a)

VARIABLE ANNUINT ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Federated Managed Tail Risk Fund II - Primary Shares
2014		282	$12.35	to	$13.30	$3,751	1.77%	1.25%	to	1.40%	-2.35%	to	-2.22%
2013		354	$12.63	to	$13.62	$4,813	1.03%	1.25%	to	1.40%	14.84%	to	15.03%
2012		396	$10.98	to	$11.86	$4,688	0.58%	1.25%	to	1.40%	8.61%	to	8.82%
2011		462	$10.09	to	$10.92	$5,042	0.76%	1.25%	to	1.40%	-6.67%	to	-6.49%
2010	03/12/2010	557	$10.79	to	$11.70	$6,511	(a)	1.25%	to	1.40%		(a)
Federated Managed Volatility Fund II
2014		99	$26.44	to	$27.23	$2,607	3.29%	1.25%	to	1.40%	2.44%	to	2.60%
2013		113	$25.81	to	$26.54	$2,920	2.94%	1.25%	to	1.40%	20.05%	to	20.25%
2012		130	$21.50	to	$22.07	$2,788	3.08%	1.25%	to	1.40%	11.92%	to	12.09%
2011		162	$19.21	to	$19.69	$3,112	4.14%	1.25%	to	1.40%	3.34%	to	3.47%
2010		192	$18.59	to	$19.03	$3,562	4.16%	1.25%	to	1.40%	10.52%	to	10.70%
Federated Prime Money Fund II - Primary Shares
2014		79	$9.41	to	$12.61	$998	-	1.25%	to	1.40%	-1.41%	to	-1.26%
2013		85	$9.53	to	$12.79	$1,080	-	1.25%	to	1.40%	-1.39%	to	-1.24%
2012		86	$9.65	to	$12.97	$1,113	-	1.25%	to	1.40%	-1.37%	to	-1.33%
2011		113	$9.78	to	$13.15	$1,482	-	1.25%	to	1.40%	-1.42%	to	-1.21%
2010		147	$9.90	to	$13.34	$1,959	-	1.25%	to	1.40%		-1.40%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2014		2,027	$16.31	to	$40.39	$53,810	2.71%	0.10%	to	1.75%	6.78%	to	8.35%
2013		2,355	$15.11	to	$37.68	$58,115	2.50%	0.35%	to	1.75%	25.92%	to	27.71%
2012		2,416	$11.88	to	$29.82	$51,415	3.00%	0.35%	to	1.75%	15.25%	to	16.81%
2011		2,910	$10.19	to	$25.78	$52,914	2.39%	0.35%	to	1.75%	-0.79%	to	0.68%
2010		3,455	$10.17	to	$25.89	$63,098	1.68%	0.35%	to	1.75%	13.13%	to	14.73%
Fidelity® VIP Growth Portfolio - Initial Class
2014		595	$16.72	to	$35.11	$13,536	0.20%	0.10%	to	1.50%	9.65%	to	10.93%
2013		557	$15.13	to	$31.78	$11,910	0.29%	0.35%	to	1.50%	34.31%	to	35.85%
2012		457	$11.17	to	$23.48	$9,570	0.62%	0.35%	to	1.50%	12.96%	to	14.26%
2011		497	$9.81	to	$20.63	$9,281	0.38%	0.35%	to	1.50%	-1.29%	to	-0.10%
2010		522	$9.86	to	$20.74	$9,794	0.34%	0.35%	to	1.50%	22.35%	to	23.70%

VARIABLE ANNUINT ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Fidelity® VIP High Income Portfolio - Initial Class
2014		12	$15.35	to	$18.22	$188	5.49%	0.80%	to	1.25%	-0.13%	to	0.33%
2013		13	$15.37	to	$18.16	$213	5.32%	0.80%	to	1.25%	4.63%	to	5.09%
2012		15	$14.69	to	$17.28	$238	5.65%	0.80%	to	1.25%	12.83%	to	13.31%
2011		16	$13.02	to	$15.25	$222	7.33%	0.80%	to	1.25%	2.68%	to	3.18%
2010		14	$12.68	to	$14.78	$187	7.39%	0.80%	to	1.25%	12.41%	to	12.91%
Fidelity® VIP Overseas Portfolio - Initial Class
2014		230	$10.85	to	$23.30	$3,390	1.29%	0.10%	to	1.50%	-9.42%	to	-8.40%
2013		260	$11.89	to	$25.54	$4,196	1.33%	0.35%	to	1.50%	28.51%	to	29.95%
2012		202	$9.18	to	$19.73	$3,599	1.90%	0.35%	to	1.50%	18.89%	to	20.33%
2011		229	$7.65	to	$16.46	$3,450	1.38%	0.35%	to	1.50%	-18.37%	to	-17.43%
2010		264	$9.31	to	$20.02	$4,929	1.23%	0.35%	to	1.50%	11.41%	to	12.69%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2014		1,459	$17.53	to	$56.95	$42,294	0.91%	0.10%	to	1.50%	10.28%	to	11.54%
2013		1,581	$15.77	to	$51.26	$44,181	0.59%	0.35%	to	1.50%	29.34%	to	30.84%
2012		3,713	$12.10	to	$39.34	$103,676	1.34%	0.35%	to	1.90%	14.18%	to	16.01%
2011		4,325	$10.46	to	$34.14	$104,530	0.97%	0.35%	to	1.90%	-4.34%	to	-2.84%
2010		5,127	$10.81	to	$35.52	$127,170	1.15%	0.35%	to	1.90%	14.97%	to	16.77%
Fidelity® VIP Index 500 Portfolio - Initial Class
2014		534	$34.23	to	$40.12	$21,031	1.53%	1.25%	to	1.40%	12.00%	to	12.16%
2013		633	$30.52	to	$35.82	$22,227	1.87%	1.25%	to	1.40%	30.40%	to	30.59%
2012		704	$23.37	to	$27.47	$18,967	2.09%	1.25%	to	1.40%	14.27%	to	14.45%
2011		795	$20.42	to	$24.04	$18,731	1.84%	1.25%	to	1.40%	0.63%	to	0.79%
2010		947	$20.26	to	$23.89	$22,102	1.78%	1.25%	to	1.40%	13.38%	to	13.57%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2014		24		$22.81		$536	2.15%		1.40%			4.35%
2013		27		$21.86		$582	2.17%		1.40%			-3.15%
2012		31		$22.57		$708	2.35%		1.40%			4.39%
2011		34		$21.62		$741	2.98%		1.40%			5.82%
2010		42		$20.43		$868	3.48%		1.40%			6.30%

VARIABLE ANNUINT ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Franklin Small Cap Value VIP Fund - Class 2
2014		125	$17.45	to	$29.86	$2,999	0.59%	0.10%	to	1.50%	-0.92%	to	-0.11%
2013		133	$17.47	to	$29.92	$3,461	1.34%	0.70%	to	1.50%	34.24%	to	35.26%
2012		126	$12.92	to	$22.12	$2,681	0.77%	0.70%	to	1.50%	16.60%	to	17.56%
2011		153	$10.99	to	$18.83	$2,787	0.71%	0.70%	to	1.50%	-5.17%	to	-4.43%
2010		179	$11.50	to	$19.71	$3,417	0.74%	0.70%	to	1.50%	26.27%	to	27.35%
Janus Aspen Series Balanced Portfolio - Institutional Shares
2014		-		$17.90		$8	-		1.00%			7.44%
2013		-		$16.66		$8	(e)		1.00%			(e)
2012		-		$43.50		$7	-		0.75%			12.78%
2011		-		$38.57		$14	-		0.75%			0.86%
2010		-		$38.24		$14	-		0.75%			7.60%
Janus Aspen Series Enterprise Portfolio - Institutional Shares
2014		-		$19.04		-	-		1.00%			11.41%
2013		-		$17.09		-	(e)		1.00%			(e)
2012		-		$37.70		-	-		0.75%			16.43%
2011		-		$32.38		-	-		0.75%			-2.18%
2010		-	$29.69	to	$33.10	2	-	0.75%	to	1.50%	23.97%	to	24.91%
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
2014		103	$17.55	to	$25.62	$2,038	0.44%	0.10%	to	1.50%	9.87%	to	11.11%
2013		111	$15.85	to	$23.19	$2,031	0.41%	0.35%	to	1.50%	28.34%	to	29.91%
2012		126	$12.25	to	$17.97	$1,878	0.61%	0.35%	to	1.50%	12.88%	to	14.09%
2011		159	$10.77	to	$15.83	$2,073	0.22%	0.35%	to	1.50%	-5.45%	to	-4.37%
2010		185	$11.30	to	$16.65	$2,550	0.39%	0.35%	to	1.50%	23.52%	to	25.05%
Oppenheimer Discovery Mid Cap Growth Fund/VA
2014		12	$14.60	to	$18.77	$193	-	0.80%	to	1.25%	4.51%	to	4.98%
2013		29	$13.97	to	$17.88	$426	-	0.80%	to	1.25%	34.20%	to	34.84%
2012		13	$10.41	to	$13.26	$145	-	0.80%	to	1.25%	15.03%	to	15.51%
2011		14	$9.05	to	$11.48	$136	-	0.80%	to	1.25%	-0.11%	to	0.35%
2010		5	$9.06	to	$11.44	$55	-	0.80%	to	1.25%	25.83%	to	26.41%

VARIABLE ANNUINT ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Oppenheimer Global Fund/VA
2014		1		$16.17		$23	-		1.00%			1.25%
2013		1		$15.97		$23	(e)		1.00%			(e)
2012		1		$27.14		$19	-		0.75%			20.35%
2011		2		$22.55		$47	1.82%		0.75%			-8.96%
2010		3		$24.77		$63	1.60%		0.75%			15.10%
Oppenheimer Main Street Fund®/VA
2014		20	$15.90	to	$19.21	$338	0.89%	0.80%	to	1.25%	9.35%	to	9.77%
2013		22	$14.54	to	$17.50	$337	0.96%	0.80%	to	1.25%	30.17%	to	30.69%
2012		24	$11.17	to	$13.39	$288	1.08%	0.80%	to	1.25%	15.39%	to	15.93%
2011		26	$9.68	to	$11.55	$267	0.72%	0.80%	to	1.25%	-1.33%	to	-0.77%
2010		27	$9.81	to	$11.64	286	1.05%	0.80%	to	1.25%	14.74%	to	15.13%
Oppenheimer Main Street Small Cap Fund®/VA
2014		55	$20.28	to	$23.95	$1,251	0.79%	0.10%	to	1.50%	10.25%	to	11.18%
2013		50	$18.24	to	$21.55	$1,033	1.00%	0.70%	to	1.50%	38.93%	to	39.98%
2012		50	$13.03	to	$15.40	$765	0.59%	0.70%	to	1.50%	16.23%	to	17.18%
2011		46	$11.12	to	$13.15	599	0.68%	0.70%	to	1.50%	-3.62%	to	-2.88%
2010		65	$11.45	to	$13.55	871	0.55%	0.70%	to	1.50%	21.54%	to	22.59%
PIMCO Real Return Portfolio - Administrative Class
2014		211	$12.51	to	$15.44	$3,002	1.49%	0.10%	to	1.50%	1.57%	to	2.37%
2013		255	$12.22	to	$15.09	$3,588	1.07%	0.70%	to	1.50%	-10.58%	to	-9.82%
2012		562	$13.55	to	$16.74	$9,299	1.07%	0.70%	to	1.50%	7.10%	to	7.97%
2011		513	$12.55	to	$15.51	$7,882	4.86%	0.70%	to	1.50%	10.07%	to	10.87%
2010		508	$11.32	to	$14.00	$7,054	1.41%	0.70%	to	1.50%	6.48%	to	7.40%
Pioneer Emerging Markets VCT Portfolio - Class I
2014		89	$7.22	to	$7.55	$658	0.59%	0.10%	to	1.25%	-13.69%	to	-13.13%
2013		120	$8.32	to	$8.68	$1,028	0.78%	0.70%	to	1.25%	-3.23%	to	-2.58%
2012		172	$8.54	to	$8.93	$1,525	0.63%	0.70%	to	1.25%	10.57%	to	11.21%
2011		129	$7.68	to	$8.03	$1,027	0.30%	0.70%	to	1.50%	-24.51%	to	-23.96%
2010		414	$10.10	to	$10.56	$4,363	0.33%	0.70%	to	1.50%	14.22%	to	15.03%

VARIABLE ANNUINT ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Pioneer High Yield VCT Portfolio - Class I Shares
2014		69	$15.61	to	$18.16	$1,154	5.26%	0.10%	to	1.50%	-1.41%	to	-0.57%
2013		37	$15.70	to	$18.28	$634	5.55%	0.70%	to	1.50%	10.38%	to	11.27%
2012		35	$14.11	to	$16.44	$556	9.87%	0.70%	to	1.50%	14.40%	to	15.21%
2011		30	$12.25	to	$14.27	$417	6.31%	0.70%	to	1.50%	-3.16%	to	-2.31%
2010		35	$12.54	to	$14.63	$502	5.51%	0.70%	to	1.50%	16.30%	to	17.23%
Voya Balanced Portfolio - Class I
2014		2,364	$12.76	to	$51.54	$68,867	1.64%	0.10%	to	2.25%	3.82%	to	5.46%
2013		2,686	$12.29	to	$48.98	$74,157	2.12%	0.35%	to	2.25%	14.11%	to	16.24%
2012		2,537	$10.77	to	$42.36	$67,751	3.12%	0.35%	to	2.25%	11.15%	to	13.23%
2011		2,912	$9.69	to	$37.63	$68,784	2.77%	0.35%	to	2.25%	-3.49%	to	-1.66%
2010		3,405	$10.04	to	$38.49	$81,044	2.77%	0.35%	to	2.25%	11.56%	to	13.75%
Voya Intermediate Bond Portfolio - Class I
2014		4,837	$13.83	to	$108.47	$103,349	3.22%	0.10%	to	2.25%	4.32%	to	6.30%
2013		5,191	$13.05	to	$102.81	$105,513	3.30%	0.35%	to	2.25%	-2.36%	to	-0.45%
2012		5,306	$13.16	to	$104.07	$114,638	4.71%	0.35%	to	2.25%	6.97%	to	8.94%
2011		4,984	$12.12	to	$96.19	$101,540	4.48%	0.35%	to	2.25%	5.17%	to	7.24%
2010		5,235	$11.35	to	$90.43	$101,061	4.92%	0.35%	to	2.25%	7.41%	to	9.45%
Voya Global Perspectives Portfolio - Class A
2014	02/28/2014	17	$10.44	to	$10.48	$182	(d)	0.95%	to	1.40%		(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
2010		(d)		(d)		(d)	(d)		(d)			(d)
Voya Global Perspectives Portfolio - Class I
2014	07/29/2014	5	$10.13	to	$10.22	$53	(d)	0.10%	to	1.50%		(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
2010		(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUINT ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Global Resources Portfolio - Service Class
2014		354	$8.79	to	$11.21	$3,568	1.13%	0.10%	to	1.75%	-13.34%	to	-12.45%
2013		368	$10.04	to	$12.89	$4,377	0.91%	0.70%	to	1.75%	11.61%	to	12.81%
2012		461	$8.90	to	$11.51	$5,085	0.75%	0.70%	to	1.75%	-4.52%	to	-3.47%
2011		554	$9.22	to	$12.01	$6,365	0.63%	0.70%	to	1.75%	-10.79%	to	-9.78%
2010		644	$10.22	to	$13.41	$8,254	0.85%	0.70%	to	1.75%	19.61%	to	20.80%
Voya High Yield Portfolio - Service Class
2014		250	$16.66	to	$18.53	$4,416	6.35%	0.10%	to	1.40%	-0.23%	to	0.48%
2013		250	$16.58	to	$18.46	$4,441	5.97%	0.70%	to	1.40%	4.11%	to	4.87%
2012		291	$15.81	to	$17.61	$4,999	6.32%	0.70%	to	1.50%	12.30%	to	13.25%
2011		277	$13.96	to	$15.56	$4,207	7.25%	0.70%	to	1.50%	2.85%	to	3.66%
2010		322	$13.47	to	$15.01	$4,727	7.37%	0.70%	to	1.50%	12.60%	to	13.48%
Voya Large Cap Growth Portfolio - Institutional Class
2014		5,880	$17.24	to	$26.45	$137,277	0.43%	0.10%	to	1.90%	11.48%	to	13.20%
2013		5,464	$15.41	to	$23.50	$115,292	0.76%	0.35%	to	1.90%	28.67%	to	30.56%
2012		2,369	$11.94	to	$18.12	$37,320	0.49%	0.35%	to	1.75%	16.02%	to	17.69%
2011		2,074	$10.27	to	$15.49	$27,275	0.47%	0.35%	to	1.75%	0.69%	to	1.51%
2010		625	$13.35	to	$15.26	$8,989	0.40%	0.95%	to	1.75%	12.60%	to	13.46%
Voya Large Cap Value Portfolio - Institutional Class
2014		709	$13.13	to	$17.76	$10,688	2.16%	0.10%	to	1.50%	8.42%	to	9.69%
2013		571	$12.11	to	$16.05	$7,884	2.04%	0.35%	to	1.50%	28.97%	to	30.46%
2012		532	$9.39	to	$12.18	$5,325	2.48%	0.35%	to	1.50%	13.00%	to	14.26%
2011		541	$8.31	to	$10.66	$4,756	1.39%	0.35%	to	1.50%	1.96%	to	3.19%
2010		392	$8.15	to	$10.33	$3,430	2.42%	0.35%	to	1.50%	17.60%	to	18.87%
Voya Large Cap Value Portfolio - Service Class
2014		88	$15.80	to	$16.08	$1,401	1.60%	0.95%	to	1.40%	8.22%	to	8.65%
2013		134	$14.60	to	$14.80	$1,976	1.76%	0.95%	to	1.40%	28.86%	to	29.37%
2012		86	$11.33	to	$11.44	$978	2.41%	0.95%	to	1.40%	12.74%	to	13.27%
2011	01/21/2011	43	$10.05	to	$10.10	$431	(b)	0.95%	to	1.40%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUINT ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class
2014		500	$15.18	to	$18.80	$9,091	1.21%	0.10%	to	2.25%	12.76%	to	14.41%
2013		580	$13.62	to	$16.46	$9,272	0.96%	0.75%	to	2.25%	27.72%	to	29.79%
2012		613	$10.56	to	$12.72	$7,594	1.53%	0.75%	to	2.25%	8.06%	to	9.65%
2011		700	$9.67	to	$11.62	$7,951	1.45%	0.75%	to	2.25%	-6.42%	to	-5.06%
2010		908	$10.23	to	$12.26	$10,904	1.16%	0.75%	to	2.25%	13.53%	to	15.29%
Voya Retirement Conservative Portfolio - Adviser Class
2014		258	$11.49	to	$11.68	$2,993	2.87%	0.95%	to	1.40%	4.45%	to	4.85%
2013		316	$11.00	to	$11.14	$3,496	3.65%	0.95%	to	1.40%	2.90%	to	3.44%
2012		185	$10.69	to	$10.77	$1,983	2.90%	0.95%	to	1.40%	6.37%	to	6.85%
2011	06/16/2011	84	$10.05	to	$10.08	$846	(b)	0.95%	to	1.40%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Voya Retirement Growth Portfolio - Adviser Class
2014		329	$12.44	to	$13.92	$4,491	1.51%	0.95%	to	1.40%	3.84%	to	4.27%
2013		395	$11.98	to	$13.35	$5,195	1.97%	0.95%	to	1.40%	16.98%	to	17.52%
2012		404	$10.24	to	$11.36	$4,536	2.35%	0.95%	to	1.40%	11.34%	to	11.92%
2011		453	$9.19	to	$10.15	$4,575	0.89%	0.95%	to	1.40%	-2.52%	to	-2.12%
2010		536	$10.31	to	$10.37	$5,538	0.36%	0.95%	to	1.40%	10.03%	to	10.55%
Voya Retirement Moderate Growth Portfolio - Adviser Class
2014		269	$12.28	to	$13.94	$3,679	1.65%	0.95%	to	1.40%	4.21%	to	4.73%
2013		331	$11.78	to	$13.31	$4,340	2.12%	0.95%	to	1.40%	14.04%	to	14.64%
2012		394	$10.33	to	$11.61	$4,529	2.78%	0.95%	to	1.40%	10.10%	to	10.47%
2011		511	$9.38	to	$10.51	$5,336	0.97%	0.95%	to	1.40%	-1.33%	to	-0.85%
2010		611	$10.54	to	$10.60	$6,453	0.45%	0.95%	to	1.40%	9.45%	to	9.96%
Voya Retirement Moderate Portfolio - Adviser Class
2014		398	$11.81	to	$13.44	$5,251	2.90%	0.95%	to	1.40%	3.72%	to	4.27%
2013		453	$11.38	to	$12.89	$5,774	2.71%	0.95%	to	1.40%	8.48%	to	8.96%
2012		428	$10.49	to	$11.83	$5,002	3.18%	0.95%	to	1.40%	8.70%	to	9.23%
2011		593	$9.65	to	$10.83	$6,382	1.37%	0.95%	to	1.40%	0.66%	to	1.12%
2010		672	$10.65	to	$10.71	$7,174	0.59%	0.95%	to	1.40%	8.01%	to	8.51%

VARIABLE ANNUINT ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya U.S. Bond Index Portfolio - Class I
2014		114	$11.73	to	$13.44	$1,425	1.80%	0.10%	to	1.50%	4.17%	to	4.98%
2013		106	$11.18	to	$12.65	$1,240	1.95%	0.70%	to	1.50%	-4.01%	to	-3.24%
2012		101	$11.56	to	$12.66	$1,220	1.66%	0.70%	to	1.50%	2.31%	to	3.12%
2011		211	$11.21	to	$12.28	$2,504	2.21%	0.70%	to	1.50%	5.59%	to	6.50%
2010		118	$10.54	to	$11.53	$1,305	2.83%	0.70%	to	1.50%	4.79%	to	5.39%
Voya U.S. Stock Index Portfolio - Service Class
2014		4		$19.80		$87	1.18%		0.75%			12.24%
2013		5		$17.64		$82	1.32%		0.75%			30.76%
2012		5		$13.49		$70	1.57%		0.75%			14.61%
2011		5		$11.77		$57	1.71%		0.75%			0.86%
2010	04/12/2010	5		$11.67		$60	(a)		0.75%			(a)
VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class
2014		28		$11.59		$325	1.54%		0.75%			2.02%
2013		29		$11.36		$325	-		0.75%			-9.19%
2012		29		$12.51		$365	0.87%		0.75%			5.93%
2011		28		$11.81		$328	2.56%		0.75%			11.31%
2010	04/12/2010	28		$10.61		$297	(a)		0.75%			(a)
VY® BlackRock Inflation Protected Bond Portfolio - Service Class
2014		214	$10.18	to	$10.35	$2,195	1.28%	0.95%	to	1.40%	1.09%	to	1.57%
2013		277	$10.07	to	$10.19	$2,803	-	0.95%	to	1.40%	-9.93%	to	-9.58%
2012		492	$11.18	to	$11.27	$5,523	0.61%	0.95%	to	1.40%	4.88%	to	5.33%
2011	05/04/2011	317	$10.66	to	$10.70	$3,386	(b)	0.95%	to	1.40%		(b)

2010		(b)		(b)		(b)	(b)		(b)			(b)
VY® Clarion Global Real Estate Portfolio - Institutional Class
2014		156	$13.71	to	$14.83	$2,211	1.34%	0.10%	to	1.25%	12.65%	to	13.32%
2013		146	$12.17	to	$12.54	$1,815	5.80%	0.70%	to	1.25%	2.61%	to	3.21%
2012		158	$11.73	to	$12.15	$1,906	0.74%	0.70%	to	1.50%	24.26%	to	25.26%
2011		165	$9.44	to	$9.70	$1,590	3.61%	0.70%	to	1.50%	-6.63%	to	-5.83%
2010		158	$10.11	to	$10.30	$1,619	7.68%	0.70%	to	1.50%	14.63%	to	15.49%

VARIABLE ANNUINT ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Clarion Global Real Estate Portfolio - Service Class
2014		67	$14.41	to	$14.99	$988	1.13%	0.95%	to	1.40%	12.31%	to	12.79%
2013		86	$12.83	to	$13.29	$1,129	5.39%	0.95%	to	1.40%	2.23%	to	2.70%
2012		89	$12.55	to	$12.94	$1,133	0.60%	0.95%	to	1.40%	23.89%	to	24.42%
2011		84	$10.13	to	$10.40	$858	3.30%	0.95%	to	1.40%	-6.64%	to	-6.14%
2010		104	$10.85	to	$11.08	$1,145	8.22%	0.95%	to	1.40%	14.33%	to	14.82%
VY® Clarion Real Estate Portfolio - Service Class
2014		255	$16.06	to	$18.79	$4,564	1.16%	0.10%	to	1.50%	28.20%	to	28.98%
2013		202	$12.80	to	$14.39	$2,704	1.36%	0.70%	to	1.25%	0.79%	to	1.31%
2012		233	$12.49	to	$13.76	$3,041	0.98%	0.70%	to	1.50%	13.86%	to	14.76%
2011		218	$10.94	to	$11.99	$2,480	1.30%	0.70%	to	1.50%	7.87%	to	8.74%
2010		220	$10.08	to	$11.03	$2,302	3.84%	0.70%	to	1.50%	26.02%	to	27.07%
VY® FMR Diversified Mid Cap Portfolio - Institutional Class
2014		802	$16.39	to	$17.12	$13,380	0.41%	0.95%	to	1.45%	4.73%	to	5.22%
2013		965	$15.65	to	$16.27	$15,358	0.71%	0.95%	to	1.45%	34.45%	to	35.13%
2012		1,072	$11.41	to	$12.04	$12,661	0.86%	0.95%	to	1.75%	12.97%	to	13.80%
2011		1,250	$10.10	to	$10.58	$13,010	0.20%	0.95%	to	1.75%	-12.33%	to	-11.54%
2010		1,548	$11.44	to	$11.96	$18,278	0.36%	0.95%	to	1.90%	26.27%	to	27.37%
VY® FMR Diversified Mid Cap Portfolio - Service Class
2014		97	$16.88	to	$22.74	$1,968	0.23%	0.10%	to	1.50%	4.44%	to	5.30%
2013		122	$16.03	to	$21.61	$2,426	0.50%	0.70%	to	1.50%	34.02%	to	35.05%
2012		99	$11.87	to	$16.01	$1,551	0.66%	0.70%	to	1.50%	12.93%	to	13.81%
2011		108	$10.43	to	$14.07	$1,494	0.23%	0.70%	to	1.50%	-12.26%	to	-11.54%
2010		128	$11.79	to	$15.92	$2,007	0.12%	0.70%	to	1.50%	26.45%	to	27.46%
VY® Franklin Income Portfolio - Service Class
2014		432	$12.37	to	$15.28	$6,191	3.74%	0.95%	to	1.75%	3.19%	to	4.02%
2013		431	$11.95	to	$14.69	$6,040	5.17%	0.95%	to	1.75%	12.64%	to	13.52%
2012		391	$10.57	to	$12.94	$4,905	5.65%	0.95%	to	1.75%	10.65%	to	11.55%
2011		381	$9.52	to	$11.60	$4,340	5.57%	0.95%	to	1.75%	0.73%	to	1.58%
2010		381	$11.00	to	$11.42	$4,307	5.10%	0.95%	to	1.75%	11.00%	to	11.85%

VARIABLE ANNUINT ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Franklin Mutual Shares Portfolio - Service Class
2014		132	$13.77	to	$15.15	$1,936	1.12%	0.95%	to	1.75%	5.56%	to	6.47%
2013		118	$13.00	to	$14.23	$1,645	1.08%	0.95%	to	1.75%	25.51%	to	26.49%
2012		119	$10.32	to	$11.25	$1,317	1.46%	0.95%	to	1.75%	11.53%	to	12.50%
2011		144	$9.22	to	$10.00	$1,424	3.63%	0.95%	to	1.75%	-2.53%	to	-1.77%
2010		181	$9.88	to	$10.18	$1,831	0.43%	0.95%	to	1.75%	9.66%	to	10.53%
VY® Franklin Templeton Founding Strategy Portfolio - Service Class
2014		16	$12.90	to	$13.12	$212	2.42%	0.95%	to	1.40%	1.74%	to	2.18%
2013		9	$12.68	to	$12.84	$118	0.50%	0.95%	to	1.40%	22.28%	to	22.40%
2012	03/05/2012	27	$10.37	to	$10.40	$284	(c)	1.25%	to	1.40%		(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
VY® Invesco Growth and Income Portfolio - Service Class
2014		58	$17.20	to	$19.24	$1,041	1.23%	0.10%	to	1.50%	8.48%	to	9.35%
2013		65	$15.73	to	$17.61	$1,080	1.55%	0.70%	to	1.50%	31.89%	to	32.97%
2012		56	$11.83	to	$13.25	$729	1.90%	0.70%	to	1.50%	12.91%	to	13.75%
2011		74	$10.40	to	$11.65	$854	1.17%	0.70%	to	1.50%	-3.65%	to	-2.80%
2010		72	$10.70	to	$12.00	$857	0.23%	0.70%	to	1.50%	10.79%	to	11.69%
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2014		136	$17.31	to	$17.55	$2,362	0.90%	1.25%	to	1.40%	-0.29%	to	-0.11%
2013		294	$13.41	to	$17.57	$4,523	1.10%	0.95%	to	1.40%	-6.82%	to	-6.40%
2012		355	$14.39	to	$18.83	$5,881	-	0.95%	to	1.40%	17.66%	to	18.25%
2011		401	$11.99	to	$15.98	$5,594	1.14%	0.95%	to	1.75%	-19.48%	to	-18.82%
2010		474	$14.89	to	$19.74	$8,255	0.68%	0.95%	to	1.75%	18.55%	to	19.47%
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
2014		563	$10.77	to	$22.02	$7,745	1.04%	0.10%	to	1.50%	-0.58%	to	0.28%
2013		349	$10.74	to	$21.98	$6,281	0.79%	0.70%	to	1.50%	-7.12%	to	-6.45%
2012		335	$11.48	to	$23.50	$7,616	-	0.70%	to	1.50%	17.35%	to	18.35%
2011		312	$9.70	to	$19.87	$6,010	0.89%	0.70%	to	1.50%	-19.51%	to	-18.90%
2010		476	$11.96	to	$24.50	$11,521	0.42%	0.70%	to	1.50%	18.53%	to	19.48%

VARIABLE ANNUINT ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2014		150	$15.35	to	$24.53	$3,194	0.57%	0.95%	to	1.40%	7.07%	to	7.59%
2013		157	$14.33	to	$22.80	$3,107	0.94%	0.95%	to	1.75%	36.92%	to	38.01%
2012		148	$10.43	to	$16.52	$2,220	0.41%	0.95%	to	1.75%	16.87%	to	17.83%
2011		158	$8.89	to	$14.02	$2,181	0.66%	0.95%	to	1.75%	-2.78%	to	-1.96%
2010		148	$13.66	to	$14.30	$2,093	0.44%	0.95%	to	1.75%	24.86%	to	25.88%
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
2014		48	$20.09	to	$24.21	$1,091	0.33%	0.10%	to	1.50%	7.01%	to	7.61%
2013		35	$18.67	to	$22.51	$749	0.84%	0.70%	to	1.25%	37.17%	to	37.99%
2012		13	$13.53	to	$16.32	$207	-	0.70%	to	1.50%	17.24%	to	17.86%
2011		14	$11.48	to	$13.85	$187	0.39%	0.70%	to	1.25%	-2.55%	to	-2.05%
2010		23	11.72	to	$14.15	$324	-	0.70%	to	1.25%	25.11%	to	25.89%
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
2014		1,428	$14.43	to	$21.82	$26,434	1.35%	0.10%	to	1.50%	10.49%	to	11.35%
2013		1,301	$13.06	to	$19.60	$22,726	1.17%	0.70%	to	1.50%	20.31%	to	21.33%
2012		1,065	$10.84	to	$16.16	$15,801	1.69%	0.70%	to	1.50%	12.79%	to	13.77%
2011		900	$9.61	to	$14.22	$12,364	1.91%	0.70%	to	1.50%	1.35%	to	2.11%
2010		828	$11.38	to	$13.93	$11,444	1.61%	0.70%	to	1.50%	12.37%	to	13.23%
VY® T. Rowe Price Equity Income Portfolio - Service Class
2014		319	$15.21	to	$24.66	$5,965	1.78%	0.10%	to	1.50%	5.86%	to	6.68%
2013		383	$14.36	to	$23.12	$6,855	1.71%	0.70%	to	1.50%	27.82%	to	28.88%
2012		335	$11.22	to	$17.96	$5,210	1.92%	0.70%	to	1.50%	15.47%	to	16.32%
2011		438	$9.68	to	$15.44	$5,626	2.00%	0.70%	to	1.50%	-2.41%	to	-1.50%
2010		432	$9.77	to	$15.76	$5,791	1.50%	0.70%	to	1.75%	12.95%	to	14.11%
VY® T. Rowe Price International Stock Portfolio - Service Class
2014		199	$10.64	to	$16.22	$2,586	1.12%	0.10%	to	1.45%	-2.57%	to	-1.85%
2013		232	$10.84	to	$16.53	$3,113	1.02%	0.70%	to	1.45%	12.69%	to	13.63%
2012		255	$9.54	to	$14.56	$3,179	0.27%	0.70%	to	1.50%	17.02%	to	17.92%
2011		325	$8.09	to	$12.35	$3,476	3.52%	0.70%	to	1.50%	-13.67%	to	-13.01%
2010		382	$9.30	to	$14.20	$4,700	1.36%	0.70%	to	1.50%	12.11%	to	13.00%

VARIABLE ANNUINT ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Templeton Global Growth Portfolio - Service Class
2014		35	$12.75	to	$13.26	$456	1.38%	0.95%	to	1.40%	-4.14%	to	-3.70%
2013		41	$13.30	to	$13.77	$562	1.32%	0.95%	to	1.40%	28.88%	to	29.42%
2012		33	$10.32	to	$10.64	$349	1.86%	0.95%	to	1.40%	20.00%	to	20.63%
2011		34	$8.60	to	$8.82	$297	1.60%	0.95%	to	1.40%	-7.03%	to	-6.67%
2010		35	$9.25	to	$9.45	$327	1.23%	0.95%	to	1.40%	6.20%	to	6.78%
Voya Money Market Portfolio - Class I
2014		3,740	$9.71	to	$15.80	$47,372	-	0.10%	to	1.90%	-1.90%	to	-0.40%
2013		4,149	$9.77	to	$15.92	$52,709	-	0.35%	to	1.90%	-1.74%	to	-0.30%
2012		5,212	$9.84	to	$16.03	$68,966	0.03%	0.35%	to	1.75%	-1.71%	to	-0.30%
2011		6,156	$9.91	to	$16.15	$82,585	0.00%	0.35%	to	1.75%	-1.77%	to	-0.40%
2010		7,277	$9.97	to	$16.27	$97,671	0.02%	0.35%	to	1.90%	-1.68%	to	-0.10%
Voya Money Market Portfolio - Class S
2014		5		$9.62		$45	-		0.75%			-0.82%
2013		8		$9.70		$77	-		0.75%			-0.72%
2012		8		$9.77		$74	-		0.75%			-0.71%
2011		28		$9.84		$273	-		0.75%			-0.71%
2010	05/05/2010	32		$9.91		$313	(a)		0.75%			(a)
Voya Aggregate Bond Portfolio - Service Class
2014		584	$13.30	to	$17.22	$8,877	1.88%	0.10%	to	1.50%	3.64%	to	4.48%
2013		631	$12.73	to	$16.50	$9,329	3.16%	0.70%	to	1.50%	-3.39%	to	-2.60%
2012		810	$13.07	to	$16.94	$13,448	2.88%	0.70%	to	1.50%	6.32%	to	7.13%
2011		836	$12.20	to	$15.82	$12,993	2.59%	0.70%	to	1.50%	1.73%	to	2.52%
2010		997	$11.90	to	$15.44	$15,202	3.38%	0.70%	to	1.50%	5.93%	to	6.82%
Voya Global Bond Portfolio - Initial Class
2014		1,659	$12.13	to	$14.31	$22,507	0.82%	0.10%	to	2.25%	-1.82%	to	0.00%
2013		1,927	$12.17	to	$14.37	$26,454	2.03%	0.35%	to	2.25%	-6.15%	to	-4.31%
2012		2,338	$12.76	to	$15.08	$34,048	5.98%	0.35%	to	2.25%	5.47%	to	7.53%
2011		2,756	$11.91	to	$14.09	$37,677	7.33%	0.35%	to	2.25%	1.43%	to	3.33%
2010		3,344	$11.57	to	$13.70	$44,608	3.12%	0.35%	to	2.25%	13.30%	to	15.50%

VARIABLE ANNUINT ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Global Bond Portfolio - Service Class
2014		6		$13.29		$79	-		1.25%			-1.12%
2013		7		$13.44		$95	1.72%		1.25%			-5.49%
2012		10		$14.22		$137	4.95%		1.25%			6.28%
2011		11		$13.38		$146	13.79%		1.25%			2.22%
2010		9		$13.09		$115	2.69%		1.25%			14.12%
Voya Solution 2015 Portfolio - Service Class
2014		223	$13.20	to	$14.75	$3,107	2.67%	0.35%	to	1.50%	4.18%	to	5.37%
2013		214	$12.56	to	$14.05	$2,821	3.29%	0.35%	to	1.50%	7.51%	to	8.28%
2012		167	$11.60	to	$12.98	$2,108	5.72%	0.70%	to	1.50%	9.77%	to	10.69%
2011		278	$10.48	to	$11.73	$3,208	3.04%	0.70%	to	1.50%	-2.19%	to	-1.41%
2010		316	$10.63	to	$11.90	$3,709	2.28%	0.70%	to	1.50%	9.61%	to	10.50%
Voya Solution 2025 Portfolio - Service Class
2014		276	$13.76	to	$15.40	$3,909	2.12%	0.35%	to	1.50%	3.99%	to	5.22%
2013		255	$13.13	to	$14.70	$3,450	2.22%	0.35%	to	1.50%	14.56%	to	15.90%
2012		219	$11.36	to	$12.73	$2,664	2.61%	0.35%	to	1.50%	11.81%	to	12.99%
2011		201	$10.09	to	$11.31	$2,159	1.93%	0.35%	to	1.50%	-4.53%	to	-3.40%
2010		215	$10.48	to	$11.75	$2,404	1.54%	0.35%	to	1.50%	12.04%	to	13.37%
Voya Solution 2035 Portfolio - Service Class
2014		476	$14.18	to	$15.37	$6,894	2.01%	0.10%	to	1.25%	4.34%	to	5.29%
2013		444	$13.51	to	$15.38	$6,162	1.91%	0.35%	to	1.50%	18.89%	to	19.98%
2012		368	$11.30	to	$12.87	$4,430	2.07%	0.35%	to	1.25%	13.67%	to	14.64%
2011		325	$9.89	to	$11.27	$3,402	1.59%	0.35%	to	1.25%	-5.79%	to	-4.92%
2010		296	$10.44	to	$11.90	$3,271	1.18%	0.35%	to	1.25%	13.10%	to	14.16%
Voya Solution 2045 Portfolio - Service Class
2014		225	$14.30	to	$16.60	$3,274	1.70%	0.10%	to	1.50%	4.54%	to	5.38%
2013		195	$13.57	to	$15.76	$2,739	1.64%	0.70%	to	1.50%	21.56%	to	22.58%
2012		154	$11.07	to	$12.87	$1,784	1.93%	0.70%	to	1.50%	13.76%	to	14.72%
2011		141	$9.65	to	$11.23	$1,424	1.18%	0.35%	to	1.50%	-6.56%	to	-5.41%
2010		87	$10.25	to	$11.92	$940	1.12%	0.35%	to	1.50%	13.39%	to	14.73%

VARIABLE ANNUINT ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution Income Portfolio - Service Class
2014		76	$13.30	to	$14.56	$1,099	2.52%	0.10%	to	1.25%	4.44%	to	4.97%
2013		83	$12.67	to	$13.88	$1,127	3.10%	0.70%	to	1.25%	5.64%	to	6.29%
2012		93	$11.92	to	$13.07	$1,197	5.11%	0.70%	to	1.25%	8.45%	to	9.01%
2011		91	$10.94	to	$11.99	$1,072	3.38%	0.70%	to	1.25%	-0.94%	to	-0.36%
2010		74	$10.98	to	$12.04	$879	2.76%	0.70%	to	1.25%	8.33%	to	8.82%
VY® American Century Small-Mid Cap Value Portfolio - Service Class
2014		138	$20.81	to	$33.37	$3,190	1.21%	0.10%	to	1.50%	10.79%	to	12.08%
2013		123	$18.63	to	$29.95	$2,769	1.16%	0.35%	to	1.50%	29.71%	to	30.86%
2012		104	$14.28	to	$23.02	$1,878	1.11%	0.35%	to	1.25%	14.91%	to	15.94%
2011		110	$12.36	to	$19.97	$1,740	0.95%	0.35%	to	1.25%	-4.36%	to	-3.46%
2010		131	$13.00	to	$20.82	$2,244	1.13%	0.35%	to	1.25%	20.45%	to	21.61%
VY® Baron Growth Portfolio - Service Class
2014		293	$15.26	to	$34.48	$6,303	0.07%	0.10%	to	1.50%	2.77%	to	3.59%
2013		359	$14.84	to	$33.36	$7,548	1.29%	0.70%	to	1.50%	36.82%	to	37.91%
2012		258	$10.84	to	$24.25	$4,561	-	0.70%	to	1.50%	17.89%	to	18.82%
2011		248	$9.18	to	$20.46	$3,850	-	0.70%	to	1.50%	0.69%	to	1.54%
2010		239	$9.99	to	$20.21	$3,700	-	0.70%	to	1.75%	24.25%	to	25.62%
VY® Columbia Contrarian Core Portfolio - Service Class
2014		150	$14.85	to	$22.46	$2,473	0.79%	0.10%	to	1.50%	11.13%	to	12.03%
2013		176	$13.35	to	$20.10	$2,612	1.41%	0.70%	to	1.50%	32.73%	to	33.85%
2012		182	$10.05	to	$15.06	$2,062	0.29%	0.70%	to	1.50%	10.60%	to	11.44%
2011		201	$9.05	to	$13.54	$2,042	1.03%	0.70%	to	1.50%	-6.12%	to	-5.31%
2010		245	$9.64	to	$14.34	$2,620	0.39%	0.70%	to	1.50%	10.40%	to	11.28%
VY® Columbia Small Cap Value II Portfolio - Service Class
2014		42	$15.46	to	$18.21	$683	0.15%	0.10%	to	1.40%	2.86%	to	3.63%
2013		40	$15.03	to	$17.37	$621	0.96%	0.70%	to	1.40%	38.02%	to	38.93%
2012		38	$10.89	to	$11.38	$419	0.23%	0.75%	to	1.40%	12.62%	to	13.35%
2011		45	$9.67	to	$10.04	$446	0.52%	0.75%	to	1.40%	-4.07%	to	-3.37%
2010		70	$10.08	to	$10.39	$719	0.87%	0.75%	to	1.40%	23.53%	to	24.28%

VARIABLE ANNUINT ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Invesco Comstock Portfolio - Service Class
2014		75	$17.99	to	$24.55	$1,459	2.04%	0.10%	to	1.50%	7.51%	to	8.37%
2013		68	$16.60	to	$22.71	$1,289	0.84%	0.70%	to	1.50%	33.00%	to	34.09%
2012		58	$12.38	to	$16.98	$862	1.19%	0.70%	to	1.50%	16.82%	to	17.79%
2011		64	$10.51	to	$14.45	$813	1.37%	0.70%	to	1.50%	-3.51%	to	-2.78%
2010		72	$10.81	to	$14.90	$937	1.33%	0.70%	to	1.50%	13.41%	to	14.39%
VY® Invesco Equity and Income Portfolio - Initial Class
2014		4,454	$16.84	to	$18.78	$80,865	1.86%	0.10%	to	1.75%	7.05%	to	8.55%
2013		3,140	$15.56	to	$17.37	$52,976	1.40%	0.35%	to	1.75%	22.76%	to	24.59%
2012		3,462	$12.54	to	$14.03	$47,507	2.28%	0.35%	to	1.75%	10.85%	to	12.31%
2011		4,118	$11.20	to	$12.56	$50,725	2.13%	0.35%	to	1.75%	-2.86%	to	-1.39%
2010		4,907	$11.40	to	$12.82	$61,835	1.73%	0.35%	to	1.75%	10.37%	to	11.94%
VY® JPMorgan Mid Cap Value Portfolio - Service Class
2014		150	$20.62	to	$35.80	$3,877	0.87%	0.10%	to	1.50%	13.29%	to	14.57%
2013		134	$18.06	to	$31.44	$3,218	0.63%	0.35%	to	1.50%	29.54%	to	31.11%
2012		110	$13.83	to	$24.13	$2,176	0.74%	0.35%	to	1.50%	18.26%	to	19.63%
2011		111	$11.60	to	$20.29	$1,872	0.88%	0.35%	to	1.50%	0.29%	to	1.47%
2010		106	$11.47	to	$20.12	$1,745	0.68%	0.35%	to	1.50%	21.11%	to	22.49%
VY® Oppenheimer Global Portfolio - Initial Class
2014		3,939	$15.80	to	$19.54	$72,781	1.15%	0.10%	to	1.90%	0.34%	to	1.95%
2013		4,579	$15.55	to	$19.28	$83,809	1.35%	0.35%	to	1.90%	24.68%	to	26.69%
2012		5,210	$12.32	to	$15.31	$77,309	1.28%	0.35%	to	1.90%	19.40%	to	21.26%
2011		5,948	$10.20	to	$12.70	$73,458	1.50%	0.35%	to	1.90%	-9.84%	to	-8.41%
2010		6,770	$11.18	to	$13.96	$92,120	1.58%	0.35%	to	1.90%	13.88%	to	15.66%
VY® Pioneer High Yield Portfolio - Initial Class
2014		901	$16.81	to	$19.37	$15,880	5.04%	0.10%	to	1.75%	-1.41%	to	-0.36%
2013		1,012	$17.05	to	$19.44	$17,988	4.97%	0.70%	to	1.75%	10.36%	to	11.54%
2012		1,074	$15.45	to	$17.44	$17,097	6.01%	0.70%	to	1.75%	14.19%	to	15.46%
2011		1,172	$13.53	to	$15.12	$16,258	5.71%	0.70%	to	1.75%	-2.45%	to	-1.40%
2010		1,392	$13.82	to	$15.34	$19,661	6.04%	0.70%	to	1.90%	16.72%	to	18.09%

VARIABLE ANNUINT ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2014		2,048	$19.22	to	$24.07	$46,522	0.26%	0.10%	to	1.50%	10.18%	to	11.48%
2013		2,349	$17.31	to	$21.73	$48,397	0.29%	0.35%	to	1.75%	32.79%	to	34.73%
2012		2,619	$12.90	to	$16.23	$41,061	0.50%	0.35%	to	1.75%	14.15%	to	15.68%
2011		3,031	$11.18	to	$14.11	$41,422	0.34%	0.35%	to	1.75%	-5.45%	to	-4.06%
2010		3,375	$11.70	to	$14.79	$48,429	0.28%	0.35%	to	1.90%	26.01%	to	28.03%
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
2014		1,034	$15.81	to	$50.77	$37,050	-	0.10%	to	1.50%	7.08%	to	8.31%
2013		1,072	$14.76	to	$47.38	$37,679	0.02%	0.35%	to	1.50%	37.20%	to	38.78%
2012		1,093	$10.75	to	$34.50	$29,888	0.16%	0.35%	to	1.50%	17.13%	to	18.53%
2011		1,207	$9.17	to	$29.43	$28,652	-	0.35%	to	1.50%	-2.57%	to	-1.45%
2010		1,303	$10.93	to	$30.17	$32,431	0.03%	0.35%	to	1.50%	15.12%	to	16.42%
VY® Templeton Foreign Equity Portfolio - Initial Class
2014		1,468	$9.38	to	$11.75	$14,838	2.50%	0.10%	to	1.90%	-8.31%	to	-6.94%
2013		1,607	$10.23	to	$12.52	$17,537	1.46%	0.35%	to	1.90%	17.99%	to	19.83%
2012		1,929	$8.67	to	$10.34	$17,443	1.57%	0.35%	to	1.90%	16.53%	to	18.44%
2011		1,868	$7.44	to	$8.73	$14,333	1.94%	0.35%	to	1.90%	-13.59%	to	-12.26%
2010		2,227	$8.61	to	$9.95	$19,635	2.22%	0.35%	to	1.90%	6.69%	to	8.51%
Voya Strategic Allocation Conservative Portfolio - Class I
2014		290	$14.24	to	$26.50	$6,582	2.63%	0.10%	to	1.50%	5.05%	to	6.26%
2013		348	$13.45	to	$25.04	$7,505	2.52%	0.35%	to	1.50%	10.41%	to	11.34%
2012		357	$12.08	to	$22.50	$6,993	2.74%	0.70%	to	1.50%	10.68%	to	11.54%
2011		430	$10.83	to	$20.19	$7,590	4.58%	0.70%	to	1.50%	0.28%	to	1.12%
2010		505	$10.71	to	$19.98	$8,905	4.40%	0.70%	to	1.50%	9.40%	to	10.30%
Voya Strategic Allocation Growth Portfolio - Class I
2014		474	$12.35	to	$28.66	$9,374	2.07%	0.10%	to	2.25%	4.22%	to	6.14%
2013		474	$11.85	to	$27.09	$9,730	1.65%	0.35%	to	2.25%	19.70%	to	22.04%
2012		421	$9.90	to	$22.30	$7,948	1.54%	0.35%	to	2.25%	12.37%	to	14.57%
2011		457	$8.81	to	$19.54	$7,550	2.72%	0.35%	to	2.25%	-5.06%	to	-3.28%
2010		506	$9.28	to	$20.28	$8,728	3.63%	0.35%	to	2.25%	10.61%	to	12.73%

VARIABLE ANNUINT ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Strategic Allocation Moderate Portfolio - Class I
2014		463	$12.77	to	$27.26	$9,616	2.41%	0.10%	to	2.25%	4.33%	to	6.29%
2013		499	$12.24	to	$25.74	$10,224	2.12%	0.35%	to	2.25%	13.97%	to	16.22%
2012		530	$10.74	to	$22.25	$9,615	2.15%	0.35%	to	2.25%	11.07%	to	13.23%
2011		592	$9.67	to	$19.73	$9,597	3.47%	0.35%	to	2.25%	-2.72%	to	-0.94%
2010		645	$9.94	to	$19.99	$10,595	4.10%	0.35%	to	2.25%	9.47%	to	11.68%
Voya Growth and Income Portfolio - Class A
2014		112		$16.15		$1,814	1.53%		1.25%			8.83%
2013		124		$14.84		$1,846	0.87%		1.25%			28.48%
2012		138		$11.55		$1,591	1.38%		1.25%			13.79%
2011	01/21/2011	157		$10.15		$1,594	(b)		1.25%			(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Voya Growth and Income Portfolio - Class I
2014		8,057	$11.20	to	$471.05	$244,610	1.94%	0.10%	to	2.25%	8.21%	to	10.32%
2013		8,983	$10.35	to	$429.48	$248,811	1.36%	0.35%	to	2.25%	27.78%	to	30.26%
2012		8,089	$8.10	to	$331.80	$198,559	1.82%	0.35%	to	2.25%	13.29%	to	15.30%
2011		9,359	$7.15	to	$289.30	$198,743	1.24%	0.35%	to	2.25%	-2.59%	to	-0.57%
2010		10,173	$7.34	to	$292.82	$225,273	1.04%	0.35%	to	2.25%	11.72%	to	13.76%
Voya Emerging Markets Index Portfolio - Class I
2014	08/05/2014	-		$9.59		$2	(d)		0.10%			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
2010		(d)		(d)		(d)	(d)		(d)			(d)
Voya Euro STOXX 50® Index Portfolio - Class I
2014		4		$10.64		$46	4.35%		0.75%			-9.83%
2013		4		$11.80		$46	4.65%		0.75%			25.13%
2012		4		$9.43		$40	5.41%		0.75%			21.52%
2011		4		$7.76		$34	2.94%		0.75%			-17.62%
2010	04/12/2010	4		$9.42		$34	(a)		0.75%			(a)

VARIABLE ANNUINT ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Plus LargeCap Portfolio - Class I
2014		3,091	$12.85	to	$34.69	$68,972	1.48%	0.10%	to	2.25%	11.32%	to	13.41%
2013		3,587	$11.49	to	$30.70	$71,271	1.85%	0.35%	to	2.25%	30.00%	to	32.49%
2012		4,010	$8.79	to	$23.27	$62,530	1.68%	0.35%	to	2.25%	11.81%	to	14.01%
2011		4,686	$7.82	to	$20.48	$64,463	1.92%	0.35%	to	2.25%	-2.21%	to	-0.38%
2010		5,572	$7.84	to	$20.66	$77,272	1.95%	0.35%	to	2.25%	11.35%	to	13.57%
Voya Index Plus MidCap Portfolio - Class I
2014		328	$18.10	to	$41.20	$7,906	0.82%	0.10%	to	1.50%	7.93%	to	9.18%
2013		357	$16.64	to	$37.90	$8,351	1.34%	0.35%	to	1.50%	32.57%	to	34.07%
2012		374	$12.45	to	$28.40	$9,658	0.92%	0.35%	to	1.50%	15.93%	to	17.30%
2011		403	$10.65	to	$24.32	$8,915	0.81%	0.35%	to	1.50%	-2.62%	to	-1.46%
2010		433	$10.85	to	$24.80	$9,868	1.09%	0.35%	to	1.50%	20.12%	to	21.48%
Voya Index Plus SmallCap Portfolio - Class I
2014		193	$17.98	to	$29.63	$4,193	0.59%	0.10%	to	1.50%	3.87%	to	5.07%
2013		216	$17.17	to	$28.33	$4,581	0.93%	0.35%	to	1.50%	40.56%	to	42.22%
2012		186	$12.12	to	$20.01	$3,348	0.61%	0.35%	to	1.50%	10.71%	to	11.98%
2011		219	$10.86	to	$17.95	$3,572	0.76%	0.35%	to	1.50%	-2.20%	to	-1.08%
2010		248	$11.02	to	$18.23	$4,105	0.72%	0.35%	to	1.50%	21.06%	to	22.42%
Voya International Index Portfolio - Class I
2014		921	$8.87	to	$17.16	$14,009	1.15%	0.10%	to	1.75%	-7.56%	to	-6.56%
2013		580	$9.57	to	$18.41	$8,699	2.27%	0.70%	to	1.75%	19.33%	to	20.59%
2012		627	$8.00	to	$15.31	$7,856	2.86%	0.70%	to	1.75%	16.65%	to	17.88%
2011		687	$6.84	to	$13.02	$7,623	2.73%	0.70%	to	1.75%	-13.75%	to	-12.75%
2010		784	$7.91	to	$14.96	$10,272	3.55%	0.70%	to	1.75%	5.96%	to	7.06%
Voya International Index Portfolio - Class S
2014		7		$15.16		$111	0.82%		1.25%			-7.39%
2013		8		$16.37		$134	-		1.25%			19.66%
2012		1		$13.68		$16	4.00%		1.25%			17.02%
2011		3		$11.69		$34	2.30%		1.25%			-13.54%
2010		4		$13.52		$53	2.11%		1.25%			6.29%

VARIABLE ANNUINT ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Large Cap Growth Index Portfolio - Class I
2014		1,259	$20.24	to	$25.36	$28,067	1.28%	0.10%	to	1.75%	11.08%	to	12.33%
2013		1,444	$18.03	to	$22.32	$28,735	1.46%	0.70%	to	1.75%	29.68%	to	31.06%
2012		1,669	$13.76	to	$16.58	$25,455	1.21%	0.70%	to	1.75%	12.48%	to	13.72%
2011		1,853	$12.11	to	$14.60	$24,962	1.27%	0.70%	to	1.75%	2.39%	to	3.48%
2010		2,128	$11.71	to	$14.18	$27,852	0.66%	0.70%	to	1.90%	10.67%	to	11.92%
Voya Russell™ Large Cap Index Portfolio - Class I
2014		791	$14.83	to	$24.45	$17,991	1.58%	0.10%	to	2.25%	10.42%	to	12.10%
2013		844	$13.33	to	$21.86	$17,423	1.62%	0.70%	to	2.25%	29.12%	to	31.14%
2012		907	$10.25	to	$16.71	$14,334	2.54%	0.70%	to	2.25%	12.97%	to	14.70%
2011		1,047	$9.00	to	$14.60	$14,736	1.78%	0.75%	to	2.25%	0.29%	to	1.76%
2010		1,418	$8.91	to	$14.37	$19,011	3.38%	0.70%	to	2.25%	9.70%	to	11.43%
Voya Russell™ Large Cap Value Index Portfolio - Class I
2014		324	$10.89	to	$23.18	$7,158	1.56%	0.10%	to	1.75%	10.43%	to	11.62%
2013		385	$16.69	to	$20.81	$7,738	1.70%	0.75%	to	1.75%	29.56%	to	30.90%
2012		473	$12.75	to	$15.94	$7,317	1.90%	0.75%	to	1.75%	14.18%	to	15.28%
2011		526	$11.06	to	$13.84	$7,094	1.74%	0.75%	to	1.75%	-0.95%	to	0.09%
2010		635	$11.05	to	$13.86	$8,621	1.52%	0.75%	to	1.75%	9.45%	to	10.35%
Voya Russell™ Large Cap Value Index Portfolio - Class S
2014		81	$22.29	to	$22.48	$1,817	1.38%	1.25%	to	1.40%	10.68%	to	10.79%
2013		75	$20.14	to	$20.29	$1,517	1.43%	1.25%	to	1.40%	29.60%	to	29.81%
2012		82	$15.54	to	$15.63	$1,276	1.72%	1.25%	to	1.40%	14.35%	to	14.51%
2011		94	$13.59	to	$13.65	$1,283	1.55%	1.25%	to	1.40%	-0.88%	to	-0.66%
2010		113	$13.71	to	$13.74	$1,547	1.41%	1.25%	to	1.40%	9.59%	to	9.74%
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
2014		60	$25.30	to	$27.09	$1,595	0.15%	0.70%	to	1.50%	9.48%	to	10.34%
2013		45	$23.11	to	$24.63	$1,080	0.75%	0.70%	to	1.50%	32.89%	to	33.86%
2012		45	$17.39	to	$17.88	$795	0.29%	0.75%	to	1.50%	13.73%	to	14.69%
2011		37	$15.29	to	$15.59	$576	0.64%	0.75%	to	1.50%	-3.65%	to	-2.93%
2010		23	$15.87	to	$16.06	$367	-	0.75%	to	1.50%	23.98%	to	24.88%

VARIABLE ANNUINT ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Mid Cap Index Portfolio - Class I
2014		81	$16.72	to	$21.57	$1,582	0.59%	0.10%	to	1.25%	11.24%	to	11.90%
2013		47	$15.03	to	$19.28	$789	0.96%	0.70%	to	1.25%	32.54%	to	33.28%
2012		55	$11.34	to	$14.48	$667	1.03%	0.75%	to	1.25%	15.60%	to	16.21%
2011		48	$9.81	to	$12.46	$500	1.58%	0.75%	to	1.25%	-3.06%	to	-2.63%
2010		23	$10.12	to	$12.80	$260	0.48%	0.75%	to	1.25%	23.72%	to	24.36%
Voya Russell™ Small Cap Index Portfolio - Class I
2014		80	$16.75	to	$20.06	$1,447	0.95%	0.10%	to	1.25%	3.65%	to	4.15%
2013		63	$16.16	to	$19.26	$1,082	1.36%	0.75%	to	1.25%	37.07%	to	37.71%
2012		67	$11.79	to	$13.99	$831	0.71%	0.75%	to	1.25%	14.58%	to	15.17%
2011		53	$10.29	to	$12.15	$571	1.06%	0.75%	to	1.25%	-5.16%	to	-4.63%
2010		33	$10.77	to	$12.74	$373	-	0.75%	to	1.50%	24.86%	to	25.46%
Voya Small Company Portfolio - Class I
2014		739	$18.13	to	$52.29	$27,287	0.35%	0.10%	to	1.90%	4.49%	to	6.16%
2013		854	$17.14	to	$49.45	$30,613	0.51%	0.35%	to	1.90%	35.18%	to	37.30%
2012		927	$12.53	to	$36.16	$25,858	0.41%	0.35%	to	1.90%	12.32%	to	14.13%
2011		1,068	$11.02	to	$31.82	$26,266	0.41%	0.35%	to	1.90%	-4.35%	to	-2.87%
2010		1,304	$11.38	to	$32.87	$33,287	0.53%	0.35%	to	1.90%	21.98%	to	24.03%
Voya International Value Portfolio - Class I
2014		119	$9.72	to	$16.84	$1,480	3.13%	0.10%	to	1.50%	-6.40%	to	-5.63%
2013		110	$10.30	to	$17.89	$1,520	2.54%	0.70%	to	1.50%	19.48%	to	20.47%
2012		105	$8.55	to	$14.90	$1,399	2.56%	0.70%	to	1.50%	17.41%	to	18.32%
2011		118	$7.23	to	$12.61	$1,333	2.68%	0.70%	to	1.50%	-16.21%	to	-15.54%
2010		139	$8.56	to	$14.97	$1,872	1.81%	0.70%	to	1.50%	0.94%	to	1.78%
Voya MidCap Opportunities Portfolio - Class I
2014		334	$12.55	to	$27.24	$5,968	0.39%	0.10%	to	1.75%	6.90%	to	8.45%
2013		401	$11.74	to	$32.78	$6,779	0.05%	0.35%	to	1.75%	29.99%	to	31.05%
2012		102	$14.14	to	$19.25	$1,899	0.53%	0.70%	to	1.50%	12.78%	to	13.39%
2011		111	$12.47	to	$22.17	$1,849	-	0.70%	to	1.25%	-1.77%	to	-1.19%
2010		116	$12.62	to	$22.49	$1,993	0.72%	0.70%	to	1.25%	28.71%	to	29.44%

VARIABLE ANNUINT ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya MidCap Opportunities Portfolio - Class S
2014		151	$13.87	to	$23.09	$3,108	0.35%	0.95%	to	1.40%	7.01%	to	7.55%
2013		195	$12.96	to	$21.47	$3,805	-	0.95%	to	1.40%	29.85%	to	30.44%
2012		219	$9.98	to	$16.46	$3,372	0.41%	0.95%	to	1.40%	12.26%	to	12.82%
2011		247	$8.89	to	$14.59	$3,438	-	0.95%	to	1.45%	-2.26%	to	-1.75%
2010		238	$14.14	to	$14.85	$3,477	0.46%	0.95%	to	1.45%	28.08%	to	28.79%
Voya SmallCap Opportunities Portfolio - Class I
2014		61	$17.16	to	$30.45	$1,175	-	0.10%	to	1.25%	4.32%	to	4.88%
2013		67	$16.45	to	$29.11	$1,196	-	0.70%	to	1.25%	37.31%	to	38.02%
2012		71	$11.98	to	$21.13	$898	-	0.70%	to	1.25%	13.77%	to	14.42%
2011		69	$10.53	to	$18.52	$767	-	0.70%	to	1.25%	-0.38%	to	0.17%
2010		77	$10.57	to	$18.54	$852	-	0.70%	to	1.25%	30.66%	to	31.40%
Voya SmallCap Opportunities Portfolio - Class S
2014		164	$14.80	to	$16.45	$2,559	-	0.95%	to	1.40%	3.83%	to	4.38%
2013		197	$14.25	to	$15.76	$2,973	-	0.95%	to	1.45%	36.73%	to	37.40%
2012		208	$10.42	to	$11.47	$2,297	-	0.95%	to	1.45%	13.19%	to	13.79%
2011		211	$9.19	to	$10.08	$2,075	-	0.95%	to	1.45%	-0.83%	to	-0.40%
2010		249	$9.63	to	$10.12	$2,465	-	0.95%	to	1.45%	30.11%	to	30.75%
Wanger International
2014		188	$11.64	to	$14.32	$2,421	1.52%	0.10%	to	1.50%	-5.83%	to	-5.06%
2013		196	$12.36	to	$14.91	$2,587	2.73%	0.70%	to	1.50%	20.59%	to	21.45%
2012		163	$10.25	to	$11.89	$1,742	1.22%	0.70%	to	1.50%	19.74%	to	20.71%
2011		193	$8.56	to	$9.85	$1,705	4.82%	0.70%	to	1.50%	-15.91%	to	-15.16%
2010		191	$10.18	to	$11.61	$1,990	2.29%	0.70%	to	1.50%	23.29%	to	24.04%
Wanger Select
2014		151	$15.64	to	$22.28	$2,770	-	0.10%	to	1.50%	1.58%	to	2.42%
2013		141	$15.27	to	$21.76	$2,884	0.29%	0.70%	to	1.50%	32.55%	to	33.60%
2012		163	$11.43	to	$16.29	$2,636	0.44%	0.70%	to	1.50%	16.74%	to	17.59%
2011		170	$9.72	to	$13.86	$2,332	2.16%	0.70%	to	1.50%	-18.91%	to	-18.25%
2010		208	$11.89	to	$16.96	$3,507	0.54%	0.70%	to	1.50%	24.65%	to	25.69%

VARIABLE ANNUINT ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund						Investment
		Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
		DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Wanger USA
	2014		50	$18.28	to	$23.40	$1,013	-	0.10%	to	1.50%	3.20%	to	4.10%
	2013		60	$17.56	to	$22.50	$1,247	0.09%	0.70%	to	1.50%	31.80%	to	32.83%
	2012		53	$13.22	to	$16.95	$880	0.38%	0.70%	to	1.50%	18.15%	to	19.11%
	2011		50	$11.10	to	$14.23	$705	-	0.70%	to	1.50%	-4.88%	to	-4.15%
	2010		55	$11.58	to	$14.86	$807	-	0.70%	to	1.50%	21.50%	to	22.54%

(a)	As investment Division had no investments until 2010, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2011, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2012, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2014, this data is not meaningful and is therefore not presented.
(e)	As investment Division is wholly comprised of new contracts at the end of the year, this data is not meaningful and is therefore not presented.

A	The Fund Inception Date represents the first date the fund received money.
B
The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investments income is determined by the timing of declaration of dividends by the underlaying fund in which the Division invests.

C
The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

D
Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)

C-1

Report of Independent Registered Public Accounting Firm

The Board of Directors
Voya Retirement Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of Voya Retirement Insurance and Annuity Company and subsidiaries as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2014. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Voya Retirement Insurance and Annuity Company and subsidiaries at December 31, 2014 and 2013, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2014, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 27, 2015

C-2

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2014 and 2013
(In millions, except share and per share data)

	As of December 31,
	2014	2013
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $19,085.0 as of 2014 and $19,096.7 as of 2013)	$20,655.6	$19,944.4
Fixed maturities, at fair value using the fair value option	725.7	621.3
Equity securities, available-for-sale, at fair value (cost of $107.4 as of 2014 and $119.4 as of 2013)	121.9	134.9
Short-term investments	241.5	15.0
Mortgage loans on real estate, net of valuation allowance of $1.1 as of 2014 and $1.2 as of 2013	3,513.0	3,396.1
Policy loans	239.1	242.0
Limited partnerships/corporations	248.4	180.9
Derivatives	562.0	464.4
Securities pledged (amortized cost of $224.4 as of 2014 and $137.9 as of 2013)	235.3	140.1
Total investments	26,542.5	25,139.1
Cash and cash equivalents	481.2	378.9
Short-term investments under securities loan agreements, including collateral delivered	325.4	135.8
Accrued investment income	285.2	285.0
Reinsurance recoverable	1,929.5	2,016.6
Deferred policy acquisition costs, Value of business acquired and Sales inducements to contract owners	939.1	1,189.7
Notes receivable from affiliate	175.0	175.0
Current income tax recoverable	10.1	—
Due from affiliates	60.6	62.9
Property and equipment	74.8	78.4
Other assets	170.0	114.0
Assets held in separate accounts	62,808.1	60,104.9
Total assets	$93,801.5	$89,680.3

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-3

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2014 and 2013
(In millions, except share and per share data)

	As of December 31,
	2014	2013
Liabilities and Shareholder's Equity
Future policy benefits and contract owner account balances	$25,129.9	$24,589.6
Payable for securities purchased	12.1	13.7
Payables under securities loan agreements, including collateral held	617.1	264.4
Long-term debt	4.9	4.9
Due to affiliates	111.1	121.6
Derivatives	217.0	216.6
Current income tax payable to Parent	—	74.1
Deferred income taxes	367.5	190.1
Other liabilities	572.0	347.0
Liabilities related to separate accounts	62,808.1	60,104.9
Total liabilities	89,839.7	85,926.9

Shareholder's equity:
Common stock (100,000 shares authorized, 55,000 issued and outstanding as of 2014 and 2013; $50 par value per share)	2.8	2.8
Additional paid-in capital	3,583.9	3,953.3
Accumulated other comprehensive income (loss)	841.5	495.4
Retained earnings (deficit)	(466.4)	(698.1)
Total shareholder's equity	3,961.8	3,753.4
Total liabilities and shareholder's equity	$93,801.5	$89,680.3

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-4

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Operations
For the Years Ended December 31, 2014, 2013 and 2012
(In millions)

	Year Ended December 31,
	2014	2013	2012
Revenues:
Net investment income	$1,389.4	$1,367.0	$1,348.8
Fee income	784.1	744.3	648.8
Premiums	88.8	37.3	36.0
Broker-dealer commission revenue	244.9	242.1	225.5
Net realized capital gains (losses):
Total other-than-temporary impairments	(7.1)	(9.4)	(14.1)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	—	(3.5)	(3.2)
Net other-than-temporary impairments recognized in earnings	(7.1)	(5.9)	(10.9)
Other net realized capital gains (losses)	(132.5)	(136.3)	70.2
Total net realized capital gains (losses)	(139.6)	(142.2)	59.3
Other revenue	4.4	(1.8)	—
Total revenues	2,372.0	2,246.7	2,318.4
Benefits and expenses:
Interest credited and other benefits to contract owners/policyholders	927.8	747.1	746.7
Operating expenses	783.9	707.7	696.5
Broker-dealer commission expense	244.9	242.1	225.5
Net amortization of Deferred policy acquisition costs and Value of business acquired	109.2	58.3	131.1
Interest expense	—	1.0	2.0
Total benefits and expenses	2,065.8	1,756.2	1,801.8
Income (loss) before income taxes	306.2	490.5	516.6
Income tax expense (benefit)	74.5	207.0	191.2
Net income (loss)	$231.7	$283.5	$325.4

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-5

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Comprehensive Income
For the Years Ended December 31, 2014, 2013 and 2012
(In millions)

	Year Ended December 31,
	2014	2013	2012
Net income (loss)	$231.7	$283.5	$325.4
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	531.8	(907.4)	408.7
Other-than-temporary impairments	5.1	2.7	10.6
Pension and other postretirement benefits liability	(2.2)	(2.2)	(2.2)
Other comprehensive income (loss), before tax	534.7	(906.9)	417.1
Income tax expense (benefit) related to items of other comprehensive income (loss)	188.6	(379.3)	141.6
Other comprehensive income (loss), after tax	346.1	(527.6)	275.5
Comprehensive income (loss)	$577.8	$(244.1)	$600.9

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-6

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Changes in Shareholder's Equity
For the Years Ended December 31, 2014, 2013 and 2012
(In millions)

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Total Shareholder's Equity
Balance at January 1, 2012	$2.8	$4,533.0	$747.5	$(1,307.0)	$3,976.3
Comprehensive income (loss):
Net income (loss)	—	—	—	325.4	325.4
Other comprehensive income (loss), after tax	—	—	275.5	—	275.5
Total comprehensive income (loss)					600.9
Dividends paid and distributions of capital	—	(340.0)	—	—	(340.0)
Employee related benefits	—	24.2	—	—	24.2
Balance at December 31, 2012	2.8	4,217.2	1,023.0	(981.6)	4,261.4
Comprehensive income (loss):
Net income (loss)	—	—	—	283.5	283.5
Other comprehensive income (loss), after tax	—	—	(527.6)	—	(527.6)
Total comprehensive income (loss)					(244.1)
Dividends paid and distributions of capital	—	(264.0)	—	—	(264.0)
Employee related benefits	—	0.1	—	—	0.1
Balance at December 31, 2013	2.8	3,953.3	495.4	(698.1)	3,753.4
Comprehensive income (loss):
Net income (loss)	—	—	—	231.7	231.7
Other comprehensive income (loss), after tax	—	—	346.1	—	346.1
Total comprehensive income (loss)					577.8
Dividends paid and distributions of capital	—	(371.0)	—	—	(371.0)
Employee related benefits	—	1.6	—	—	1.6
Balance at December 31, 2014	$2.8	$3,583.9	$841.5	$(466.4)	$3,961.8

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-7

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2014, 2013 and 2012
(In millions)

	Year Ended December 31,
	2014	2013	2012
Cash Flows from Operating Activities:
Net income (loss)	$231.7	$283.5	$325.4
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of business acquired and sales inducements	(77.4)	(79.5)	(88.1)
Net amortization of deferred policy acquisition costs, value of business acquired and sales inducements	110.9	60.1	133.1
Net accretion/amortization of discount/premium	9.6	24.4	20.7
Future policy benefits, claims reserves and interest credited	616.7	559.9	569.9
Deferred income tax expense (benefit)	(11.2)	62.3	9.5
Net realized capital (gains) losses	139.6	142.2	(59.3)
Depreciation	3.6	3.6	3.5
Change in:
Accrued investment income	(0.2)	(12.0)	(12.8)
Reinsurance recoverable	87.1	137.1	122.6
Other receivables and asset accruals	(59.0)	(7.3)	(44.8)
Due to/from affiliates	(8.2)	63.4	(77.8)
Other payables and accruals	71.0	(114.9)	125.0
Other, net	(10.6)	(18.5)	60.9
Net cash provided by operating activities	1,103.6	1,104.3	1,087.8
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	3,071.1	3,618.7	3,868.7
Equity securities, available-for-sale	14.1	0.7	2.4
Mortgage loans on real estate	504.6	270.9	492.2
Limited partnerships/corporations	43.9	35.1	339.4
Acquisition of:
Fixed maturities	(3,300.6)	(4,368.6)	(5,484.7)
Equity securities, available-for-sale	—	(9.2)	(0.7)
Mortgage loans on real estate	(621.3)	(794.2)	(991.3)
Limited partnerships/corporations	(103.1)	(20.0)	(46.1)
Derivatives, net	(25.2)	(276.6)	(36.4)
Policy loans, net	2.9	(1.1)	5.0
Short-term investments, net	(226.4)	664.9	(463.0)
Loan-Dutch State obligation, net	—	—	416.8
Collateral received (delivered), net	163.1	(38.5)	57.1
Purchases of fixed assets, net	—	(0.2)	(0.6)
Net cash used in investing activities	(476.9)	(918.1)	(1,841.2)

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-8

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2014, 2013 and 2012
(In millions)

	Year Ended December 31,
	2014	2013	2012
Cash Flows from Financing Activities:
Deposits received for investment contracts	$2,355.5	$2,723.4	$2,884.3
Maturities and withdrawals from investment contracts	(2,580.4)	(2,709.3)	(2,292.6)
Receipts on deposit contracts	124.7	87.1	—
Settlements on deposit contracts	(54.9)	(7.9)	—
Short-term loans to affiliates, net	—	—	648.0
Excess tax benefits on share-based compensation	1.7	—	—
Dividends paid and return of capital distribution	(371.0)	(264.0)	(340.0)
Net cash (used in) provided by financing activities	(524.4)	(170.7)	899.7
Net increase in cash and cash equivalents	102.3	15.5	146.3
Cash and cash equivalents, beginning of year	378.9	363.4	217.1
Cash and cash equivalents, end of year	$481.2	$378.9	$363.4
Supplemental cash flow information:
Income taxes paid, net	$168.3	$102.6	$170.1

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-9

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1.    Business, Basis of Presentation and Significant Accounting Policies

Business

Voya Retirement Insurance and Annuity Company ("VRIAC"), which changed its name from ING Life Insurance and Annuity Company on September 1, 2014, is a stock life insurance company domiciled in the State of Connecticut. VRIAC and its wholly owned subsidiaries (collectively, "the Company") provide financial products and services in the United States.  VRIAC is authorized to conduct its insurance business in all states and in the District of Columbia.

Prior to May 2013, Voya Financial, Inc. (which changed its name from ING U.S., Inc. on April 7, 2014), together with its subsidiaries, including the Company was an indirect, wholly owned subsidiary of ING Groep N.V. ("ING Group" or "ING"), a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange. In 2009, ING Group announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya Financial, Inc., together with its subsidiaries, including the Company. On April 11, 2013, Voya Financial, Inc. (formerly ING U.S., Inc.) announced plans to rebrand as Voya Financial, Inc. On May 2, 2013, the common stock of Voya Financial, Inc. began trading on the New York Stock Exchange under the symbol "VOYA." On May 7, 2013 and May 31, 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale by Voya Financial, Inc. of 30,769,230 shares of common stock and the sale by ING Insurance International B.V. ("ING International"), an indirect wholly owned subsidiary of ING Group and previously the sole stockholder of Voya Financial, Inc., of 44,201,773 shares of outstanding common stock of Voya Financial, Inc. (collectively, the "IPO"). On September 30, 2013, ING International transferred all of its shares of Voya Financial, Inc. common stock to ING Group.

On October 29, 2013, ING Group completed a sale of 37,950,000 shares of common stock of Voya Financial, Inc. in a registered public offering ("Secondary Offering"), reducing ING Group's ownership stake in Voya Financial, Inc. to 57%.

On March 25, 2014, ING Group completed a sale of 30,475,000 shares of common stock of Voya Financial, Inc. in a registered public offering (the "March 2014 Offering"). On March 25, 2014, pursuant to the terms of a share repurchase agreement between ING Group and Voya Financial, Inc., Voya Financial, Inc. acquired 7,255,853 shares of its common stock from ING Group (the "March 2014 Direct Share Repurchase") (the March 2014 Offering and the March 2014 Direct Share Repurchase collectively, the "March 2014 Transactions"). Upon completion of the March 2014 Transactions, ING Group's ownership stake in Voya Financial, Inc. was reduced to approximately 43%.

On September 8, 2014, ING Group completed a sale of 22,277,993 shares of common stock of Voya Financial, Inc. in a registered public offering (the "September 2014 Offering"). Also on September 8, 2014, pursuant to the terms of a share repurchase agreement between ING Group and Voya Financial, Inc., Voya Financial, Inc. acquired 7,722,007 shares of its common stock from ING Group (the "September 2014 Direct Share Buyback") (the September 2014 Offering and the September 2014 Direct Share Buyback collectively, the "September 2014 Transactions"). Upon completion of the September 2014 Transactions, ING Group's ownership stake in Voya Financial, Inc. was reduced to 32.5%.

On November 18, 2014, ING Group completed a sale of 30,030,013 shares of common stock of Voya Financial, Inc. in a registered public offering (the "November 2014 Offering"). Also on November 18, 2014, pursuant to the terms of a share repurchase agreement between ING Group and Voya Financial, Inc., Voya Financial, Inc. acquired 4,469,987 shares of its common stock from ING Group (the "November 2014 Direct Share Repurchase") (the November 2014 Offering and the November 2014 Direct Share Repurchase collectively, the "November 2014 Transactions"). Upon completion of the November 2014 Transactions, ING Group's ownership stake in Voya Financial, Inc. was reduced to 19%.

On March 9, 2015, ING Group completed a sale of 32,018,100 shares of common stock of Voya Financial, Inc. in a registered public offering (the “March 2015 Offering”). Also on March 9, 2015, pursuant to the terms of a share repurchase agreement between ING Group and Voya Financial, Inc., Voya Financial, Inc. acquired 13,599,274 shares of its common stock from ING Group (the “March 2015 Direct Share Buyback”) (the March 2015 Offering and the March 2015 Direct Share Buyback collectively, the “March 2015 Transactions”). Upon completion of the March 2015 Transactions, ING Group has exited its stake in Voya Financial, Inc. common stock. ING Group continues to hold warrants to purchase up to 26,050,846 shares of Voya Financial, Inc. common stock at an exercise price of $48.75, in each case subject to adjustments. As a result of the completion of the March 2015

C-10

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Transactions, ING Group has satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING Group to divest 100% of its ownership interest in Voya Financial, Inc. together with its subsidiaries, including the Company by the end of 2016.

VRIAC is a direct, wholly owned subsidiary of Voya Holdings Inc. (formerly Lion Connecticut Holdings Inc.) ("Parent"), which is a direct, wholly owned subsidiary of Voya Financial, Inc.

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, 457 and 501, as well as nonqualified deferred compensation plans and related services. The Company's products are offered primarily to individuals, pension plans, small businesses and employer-sponsored groups in the health care, government and education markets (collectively "tax exempt markets") and corporate markets. Additionally, the Company provides pension risk transfer solutions to individual plan sponsors looking to transfer their defined benefit plan obligations to us. The Company's products are generally distributed through pension professionals, independent agents and brokers, third-party administrators, banks, dedicated career agents and financial planners.

Products offered by the Company include deferred and immediate (i.e., payout) annuity contracts. Company products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers retirement savings plan administrative services.

The Company has one operating segment.

Basis of Presentation

The accompanying Consolidated Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

The Consolidated Financial Statements include the accounts of VRIAC and its wholly owned subsidiaries, Voya Financial Partners, LLC ("VFP"), which changed its name from ING Financial Advisers, LLC on September 1, 2014, and Directed Services LLC ("DSL"). Intercompany transactions and balances have been eliminated in consolidation.

Certain reclassifications have been made to prior year financial information to conform to the current year classifications. During 2014, certain changes were made to the Statements of Cash Flows for the year ended December 31, 2013 to reclassify $79.2 from Operating Activities to Financing Activities for reinsurance transactions that use the deposit method of accounting.

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates.

The Company has identified the following accounts and policies as the most significant in that they involve a higher degree of judgment, are subject to a significant degree of variability and/or contain significant accounting estimates:

Reserves for future policy benefits, deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA"), valuation of investments and derivatives, impairments, income taxes and contingencies

C-11

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or nonperformance risk, which is the risk the Company will not fulfill its obligation. The estimate of fair value is the price that would be received to sell an asset or transfer a liability ("exit price") in an orderly transaction between market participants in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company uses a number of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs and other internal modeling techniques based on projected cash flows.

Investments

The accounting policies for the Company's principal investments are as follows:

Fixed Maturities and Equity Securities: The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the fair value option ("FVO"). Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Accumulated other comprehensive income (loss) ("AOCI") and presented net of related changes in DAC, VOBA and deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income in the Consolidated Statements of Operations.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single-class and multi-class mortgage-backed securities ("MBS") and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only and principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. These investments are stated at fair value.

Assets Held in Separate Accounts: Assets held in separate accounts are reported at the fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments, cash and fixed maturities.

Mortgage Loans on Real Estate: The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-downs and allowance for losses. If a mortgage loan is determined to be impaired

C-12

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

(i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lower of either the present value of expected cash flows from the loan, discounted at the loan's original purchase yield, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Property obtained from foreclosed mortgage loans is recorded in Other investments on the Consolidated Balance Sheets.

Mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. The Company's review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

Mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

The Company's policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until the loan is brought current.

The Company records an allowance for probable losses incurred on non-impaired loans on an aggregate basis, rather than specifically identified probable losses incurred by individual loan.

Policy Loans: Policy loans are carried at an amount equal to the unpaid balance. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the cash surrender value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, which consists primarily of private equities and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying upon the most recent financial information available, generally not to exceed three months. The Company's earnings from limited partnership interests accounted for under the equity method are recorded in Net investment income in the Consolidated Statements of Operations.

Securities Lending: The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. For certain transactions, a lending agent may be used, and the agent may retain some or all of the collateral deposited by the borrower and transfer the remaining collateral to the Company. Collateral retained by the agent is invested in liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Impairments

The Company evaluates its available-for-sale general account investments quarterly to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes and changes in ratings of the security. An extended and severe unrealized loss position on a fixed maturity may not have any impact on: (a) the ability of the issuer to service all scheduled interest and principal payments and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, the Company gives greater weight and consideration to a decline in market value and the likelihood such market value decline will recover.

C-13

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

When assessing the Company's intent to sell a security or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost ("intent impairment"), the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations as an other-than-temporary impairment ("OTTI"). If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected ("credit impairment") and the amount related to other factors ("noncredit impairment"). The credit impairment is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss).

The Company uses the following methodology and significant inputs to determine the amount of the OTTI credit loss:

•
When determining collectability and the period over which the value is expected to recover for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company's best estimates of likely scenario-based outcomes, after giving consideration to a variety of variables that includes, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

•
Additional considerations are made when assessing the unique features that apply to certain structured securities, such as subprime, Alt-A, non-agency RMBS, CMBS and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; loan-to-value ratios; debt service coverage ratios; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

•
When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company's best estimate of scenario-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates; and the overall macroeconomic conditions.

•
The Company performs a discounted cash flow analysis comparing the current amortized cost of a security to the present value of future cash flows expected to be received, including estimated defaults and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

In periods subsequent to the recognition of the credit related impairment components of OTTI on a fixed maturity, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity in a prospective manner based on the amount and timing of estimated future cash flows.

Derivatives

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset

C-14

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement.

The Company enters into interest rate, equity market, credit default and currency contracts, including swaps, futures, forwards, caps, floors and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value. Changes in the fair value of derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (a) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability or an identified portion thereof that is attributable to a particular risk ("fair value hedge") or (b) a hedge of a forecasted transaction or of the variability of cash flows that is attributable to interest rate risk to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

•
Fair Value Hedge:  For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

•
Cash Flow Hedge: For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction.  The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized currently in Other net realized capital gains (losses). The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Consolidated Statements of Operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with changes in estimated fair value recognized currently in Other net realized capital gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net realized capital gains (losses).

The Company also has investments in certain fixed maturities and has issued certain annuity products that contain embedded derivatives whose fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. Embedded derivatives within fixed maturities are included with the host contract on the Consolidated Balance Sheets and changes in fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Embedded

C-15

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

derivatives within certain annuity products are included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

In addition, the Company has entered into reinsurance agreements, accounted for under the deposit method, that contain embedded derivatives, the fair value of which is based on the change in the fair value of the underlying assets held in trust. The embedded derivatives within the reinsurance agreements are included in Other liabilities on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation and included in Other assets on the Consolidated Balance Sheets. Expenditures for replacements and major improvements are capitalized; maintenance and repair expenditures are expensed as incurred. Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets, with the exception of land and artwork which are not depreciated, as follows:

Estimated Useful Lives
Buildings	40 years
Furniture and fixtures	5 years
Leasehold improvements	10 years, or the life of the lease, whichever is shorter
Equipment	3 years

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Capitalized costs are incremental, direct costs of contract acquisition and certain costs related directly to successful acquisition activities. Such costs consist principally of commissions, underwriting, sales and contract issuance and processing expenses directly related to the successful acquisition of new and renewal business. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. VOBA represents the outstanding value of in-force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies.

Amortization Methodologies
The Company amortizes DAC and VOBA related to fixed and variable deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. Assumptions as to mortality, persistency, interest crediting rates, fee income, returns associated with separate account performance, impact of hedge performance, expenses to administer the business and certain economic variables, such as inflation, are based on the Company's experience and overall capital markets. At each valuation date, estimated gross profits are updated with actual gross profits, and the assumptions underlying future estimated gross profits are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance ("unlocking").

Recoverability testing is performed for current issue year products to determine if gross profits are sufficient to cover DAC and VOBA estimated benefits and expenses. In subsequent years, the Company performs testing to assess the recoverability of DAC and VOBA balances on an annual basis, or more frequently if circumstances indicate a potential loss recognition issue exists. If DAC or VOBA are not deemed recoverable from future gross profits, charges will be applied against DAC or VOBA balances before an additional reserve is established.

C-16

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Internal Replacements
Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Consolidated Statements of Operations.

Assumptions
Changes in assumptions can have a significant impact on DAC and VOBA balances, amortization rates and results of operations. Assumptions are management's best estimate of future outcome.

Several assumptions are considered significant in the estimation of gross profits associated with the Company's variable products. One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company's practice assumes that intermediate-term appreciation in equity markets reverts to the long-term appreciation in equity markets ("reversion to the mean"). The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates a 9% long-term equity return assumption, a 14% cap and a five-year look-forward period.

Other significant assumptions used in the estimation of gross profits for products with credited rates include interest spreads and credit losses. Estimated gross profits of variable annuity contracts are sensitive to estimated policyholder behavior assumptions, such as surrender, lapse and annuitization rates.

Future Policy Benefits and Contract Owner Accounts

Future Policy Benefits
The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations, including estimates of unpaid claims and claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The principal assumptions used to establish liabilities for future policy benefits are based on Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, contract renewal, payment of subsequent premiums or deposits by the contract owner, retirement, investment returns, inflation, benefit utilization and expenses. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

Reserves for payout contracts with life contingencies are equal to the present value of expected future payments. Assumptions as to interest rates, mortality and expenses are based on the Company's experience at the period the policy is sold or acquired, including a provision for adverse deviation. Such assumptions generally vary by annuity plan type, year of issue and policy duration. Interest rates used to calculate the present value of future benefits ranged from 1.0% to 6.5%.

Although assumptions are "locked-in" upon the issuance of payout contracts with life contingencies, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

Contract Owner Account Balances
Contract owner account balances relate to investment-type contracts and certain annuity product guarantees, as follows:

•
Account balances for fixed annuities and payout contracts without life contingencies are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged up to

C-17

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

8.0% for the years 2014, 2013 and 2012. Account balances for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.

•
For fixed-indexed annuity contracts ("FIA"), the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value.

Product Guarantees and Additional Reserves
The Company calculates additional reserve liabilities for certain variable annuity guaranteed benefits and variable funding products. The Company periodically evaluates its estimates and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

GMDB:    Reserves for annuity guaranteed minimum death benefits ("GMDB") are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as the long-term equity market return, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for purposes of amortizing DAC. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. Reserves for GMDB are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in reserves for GMDB are reported in Interest credited and other benefits to contract owner/policyholders in the Consolidated Statements of Operations.

FIA: FIAs contain embedded derivatives that are measured at estimated fair value separately from the host contracts. Such embedded derivatives are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets, with changes in estimated fair value, along with attributed fees collected or payments made, reported in Other net realized capital gains (losses) in the Statements of Operations.

The estimated fair value of the FIA contracts is based on the present value of the excess of interest payments to the contract owners over the growth in the minimum guaranteed contract value. The excess interest payments are determined as the excess of projected index driven benefits over the projected guaranteed benefits. The projection horizon is over the anticipated life of the related contracts, which takes into account best estimate actuarial assumptions, such as partial withdrawals, full surrenders, deaths, annuitizations and maturities.

Stabilizer and MCG: Products with guaranteed credited rates treat the guarantee as an embedded derivative for Stabilizer products and a stand-alone derivative for managed custody guarantee products ("MCG"). These derivatives are measured at estimated fair value and recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value, along with attributed fees collected, are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The estimated fair value of the Stabilizer and MCG contracts is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are projected under multiple capital market scenarios using observable risk-free rates and other best estimate assumptions.

The liabilities for the FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative include a risk margin to capture uncertainties related to policyholder behavior assumptions. The margin represents additional compensation a market participant would require to assume these risks.

The discount rate used to determine the fair value of the liabilities for FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative includes an adjustment to reflect the risk that these obligations will not be fulfilled ("nonperformance risk").

C-18

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners or participants who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant under a contract, in shares of mutual funds that are managed by the Company, or its affiliates, or in other selected mutual funds not managed by the Company, or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

•	Such separate accounts are legally recognized;

•	Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

•	Investments are directed by the contract owner or participant; and

•	All investment performance, net of contract fees and assessments, is passed through to the contract owner.

The Company reports separate account assets that meet the above criteria at fair value on the Consolidated Balance Sheets based on the fair value of the underlying investments. Separate account liabilities equal separate account assets. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations, and the Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Long-term Debt

Long-term debt is carried at an amount equal to the unpaid principal balance, net of any remaining unamortized discount or premium attributable to issuance. Direct and incremental costs to issue the debt are recorded in Other assets on the Consolidated Balance Sheets and are amortized as a component of Interest expense in the Consolidated Statements of Operations over the life of the debt using the effective interest method of amortization.

Repurchase Agreements

The Company engages in dollar repurchase agreements with MBS ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company enters into dollar roll transactions by selling existing MBS and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company, and the Company, in turn, repays the loan amount along with the additional agreed upon interest.

The Company's policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is invested in Short-term investments, with the offsetting obligation to repay the loan included within Other liabilities on the Consolidated Balance Sheets. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions and the related repurchase obligation are included in Securities pledged and Short-term debt, respectively, on the Consolidated Balance Sheets.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract.  The Company's exposure is limited to the excess of the net replacement cost of the securities over the value

C-19

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

of the short-term investments.  The Company believes the counterparties to the dollar rolls and repurchase agreements are financially responsible and that the counterparty risk is minimal.

Recognition of Insurance Revenue and Related Benefits

Premiums related to payouts contracts with life contingencies are recognized in Premiums in the Consolidated Statements of Operations when due from the contract owner. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded in Interest credited and other benefits to contract owners in the Consolidated Statements of Operations when incurred.

Amounts received as payment for investment-type, fixed annuities, payout contracts without life contingencies and FIA contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges and are reported in Fee income. Surrender charges are reported in Other revenue. In addition, the Company earns investment income from the investment of contract deposits in the Company's general account portfolio, which is reported in Net investment income in the Consolidated Statements of Operations. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits in a manner consistent with DAC for these contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Income Taxes

The Company uses certain assumptions and estimates in determining the income taxes payable or refundable to/from Voya Financial, Inc. for the current year, the deferred income tax liabilities and assets for items recognized differently in its consolidated financial statements from amounts shown on its income tax returns and the federal income tax expense. Determining these amounts requires analysis and interpretation of current tax laws and regulations, including the loss limitation rules associated with change in control. Management exercises considerable judgment in evaluating the amount and timing of recognition of the resulting income tax liabilities and assets. These judgments and estimates are reevaluated on a continual basis as regulatory and business factors change.

The Company's deferred tax assets and liabilities resulting from temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

Deferred tax assets represent the tax benefit of future deductible temporary differences and operating loss and tax credit carryforwards. The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including:

•	The nature, frequency and severity of book income or losses in recent years;

•	The nature and character of the deferred tax assets and liabilities;

•	The recent cumulative book income (loss) position after adjustment for permanent differences;

•	Taxable income in prior carryback years;

•	Projected future taxable income, exclusive of reversing temporary differences and carryforwards;

•	Projected future reversals of existing temporary differences;

•	The length of time carryforwards can be utilized;

•	Prudent and feasible tax planning strategies the Company would employ to avoid a tax benefit from expiring unused; and

•	Tax rules that would impact the utilization of the deferred tax assets.

C-20

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

In establishing unrecognized tax benefits, the Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority. The Company also considers positions that have been reviewed and agreed to as part of an examination by the appropriate taxing authority. Tax positions that do not meet the more likely than not standard are not recognized in the Consolidated Financial Statements. Tax positions that meet this standard are recognized in the Consolidated Financial Statements. The Company measures the tax position as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate resolution with the tax authority that has full knowledge of all relevant information.

Certain changes or future events, such as changes in tax legislation, completion of tax audits, planning opportunities and expectations about future outcome could have an impact on the Company's estimates of valuation allowances, deferred taxes, tax provisions and effective tax rates.

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured.

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded Future policy benefits and contract owner account balances are reported gross on the Consolidated Balance Sheets.

Long-duration: For reinsurance of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and benefits received related to the underlying contracts is included in the expected net cost of reinsurance, which is recorded as a component of the reinsurance asset or liability. Any difference between actual and expected net cost of reinsurance is recognized in the current period and included as a component of profits used to amortize DAC.

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities, and deposits made are included in Other assets on the Consolidated Balance Sheets. Interest is recorded as Other revenues or Other expenses in the Consolidated Statements of Operations, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through Other revenues or Other expenses, as appropriate.

Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers.

Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets and are stated net of allowances for uncollectible reinsurance. Amounts currently recoverable and payable under reinsurance agreements are included in Reinsurance recoverable and Other liabilities, respectively. Such assets and liabilities relating to reinsurance agreements with the same reinsurer are recorded net on the Consolidated Balance Sheets if a right of offset exists within the reinsurance agreement. Premiums, Fee income and Interest credited and other benefits to contract owners/policyholders are reported net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in Other revenue.

The Company utilizes reinsurance agreements, accounted for under the deposit method, to manage reserve and capital requirements in connection with a portion of its deferred annuities business. The agreements contain embedded derivatives whose carrying value is estimated based on the change in the fair value of the assets supporting the funds withheld under the agreements.

C-21

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company currently has a significant concentration of ceded reinsurance with a subsidiary of Lincoln National Corporation ("Lincoln") arising from the disposition of its individual life insurance business.

Contingencies

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets and actual or possible claims and assessments. Amounts related to loss contingencies are accrued and recorded in Other liabilities on the Consolidated Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome. If determined to meet the criteria for a reserve, the Company also evaluates whether there are external legal or other costs directly associated with the resolution of the matter and accrues such costs if estimable.

Adoption of New Pronouncements

Presentation of Unrecognized Tax Benefits
In July 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2013-11, "Income Taxes (Accounting Standards Codification ("ASC") Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists" ("ASU 2013-11"), which clarifies that:

•	An unrecognized tax benefit should be presented as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss or a tax credit carryforward, except,

•
An unrecognized tax benefit should be presented as a liability and not be combined with a deferred tax asset (i) to the extent a net operating loss carryforward, a similar tax loss or a tax credit carryforward is not available at the reporting date to settle any additional income taxes that would result from the disallowance of a tax position or (ii) the tax law does not require the entity to use, or the entity does not intend to use, the deferred tax asset for such a purpose.

•
The assessment of whether a deferred tax asset is available is based on the unrecognized tax benefit and deferred tax asset that exist at the reporting date and should be made presuming disallowance of the tax position at the reporting date.

The provisions of ASU 2013-11 were adopted prospectively by the Company on January 1, 2014 to unrecognized tax benefits existing on that date. The adoption had no effect on the Company's financial condition, results of operations or cash flows, as the guidance is consistent with that previously applied.

Joint and Several Liability Arrangements
In February 2013, the FASB issued ASU 2013-04, "Liabilities (ASC Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date" ("ASU 2013-04"), which requires an entity to measure obligations resulting from joint and several liable arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, as the sum of (1) the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and (2) any additional amount it expects to pay on behalf of its co-obligors. ASU 2013-04 also requires an entity to disclose the nature and amount of the obligation, as well as other information about those obligations.

The provisions of ASU 2013-04 were adopted by the Company on January 1, 2014. The adoption had no effect on the Company's financial condition, results of operations or cash flows, as the Company did not have any fixed obligations under joint and several liable arrangements during 2014.

Fees Paid to the Federal Government by Health Insurers
In July 2011, the FASB issued ASU 2011-06, "Other Expenses (ASC Topic 720): Fees Paid to the Federal Government by Health Insurers" ("ASU 2011-06"), which specifies how health insurers should recognize and classify the annual fee imposed by the Patient Protection and Affordable Care Act as amended by the Health Care Education Reconciliation Act (the "Acts"). The liability for the fee should be estimated and recorded in full at the time the entity provides qualifying health insurance in the year in which the fee is payable, with a corresponding deferred cost that is amortized to expense.

C-22

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The provisions of ASU 2011-06 were adopted by the Company on January 1, 2014, when the fee initially became effective. The adoption of ASU 2011-06 had no effect on the Company's financial condition, results of operations or cash flows, as the Company does not sell qualifying health insurance and, thus, is not subject to the fee.

Future Adoption of Accounting Pronouncements

Consolidations
In February 2015, the FASB issued ASU 2015-02, “Consolidation (ASC Topic 810): Amendments to the Consolidation Analysis” (“ASU 2015-02”), which:

•
Modifies the evaluation of whether limited partnerships and similar entities are Variable Interest Entities ("VIEs") or Voting Interest Entities ("VOEs"), including the requirement to consider the rights of all equity holders at risk to determine if they have the power to direct the entity's most significant activities.

•
Eliminates the presumption that a general partner should consolidate a limited partnership. Limited partnerships and similar entities will be VIEs unless the limited partners hold substantive kick-out rights in the participating rights.

•	Affects the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships.

•	Provides a new scope exception for registered money market funds and similar unregistered money market funds, and ends the deferral granted to investment companies from applying the VIE guidance.

The provisions of ASU 2015-02 are effective for annual periods, and for interim periods within those annual periods, beginning after December 15, 2015, with early adoption permitted, using either a retrospective or modified retrospective approach. The Company does not expect ASU 2015-02 to have an impact.

Going Concern
In August 2014, the FASB issued ASU 2014-15, "Presentation of Financial Statements-Going Concern (ASC Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern" ("ASU 2014-15"), which requires management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. The provisions of ASU 2014-15 will not affect a company's financial condition, results of operation, or cash flows, but require disclosure if management determines there is substantial doubt, including management’s plans to alleviate or mitigate the conditions or events that raise substantial doubt.
The provisions of ASU 2014-15 are effective for annual periods ending after December 15, 2016, and annual and interim periods thereafter. The Company does not expect ASU 2014-15 to have an impact.
Repurchase Agreements
In June 2014, the FASB issued ASU 2014-11, "Transfers and Servicing (ASC Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures" ("ASU 2014-11"), which (1) changes the accounting for repurchase-to-maturity transactions to secured borrowing accounting and (2) requires separate accounting for a transfer of a financial asset executed with a repurchase agreement with the same counterparty. This will result in secured borrowing accounting for the repurchase agreement. The amendments also require additional disclosures for certain transactions accounted for as a sale and for repurchase agreements, securities lending transactions and repurchase-to-maturity transactions that are accounted for as secured borrowings.

The provisions of ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014, with the exception of disclosure amendments for repurchase agreements, securities lending transactions and repurchase-to-maturity transactions that are accounted for as secured borrowings, which are effective for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Company does not expect ASU 2014-11 to have an impact on its financial condition or results of operations, as the Company has not historically met the requirements for sale accounting treatment for such secured borrowing arrangements. The Company is currently in the process of determining the impact of adoption of the disclosure provisions of ASU 2014-11.

C-23

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Revenue from Contracts with Customers
In May 2014, the FASB issued ASU 2014-09, "Revenue from Contracts with Customers (ASC Topic 606)" ("ASU 2014-09"), which requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenue is recognized when, or as, the entity satisfies a performance obligation under the contract. The standard also requires disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

The provisions of ASU 2014-09 are effective retrospectively for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2014-09.

Discontinued Operations and Disposals
In April 2014, the FASB issued ASU 2014-08, "Presentation of Financial Statements (ASC Topic 205) and Property, Plant, and Equipment (ASC Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity" ("ASU 2014-08"), which requires the disposal of a component of an entity to be reported in discontinued operations if the disposal represents a strategic shift that has, or will have, a major effect on the entity's operations and financial results. The component should be reported in discontinued operations when it meets the criteria to be classified as held for sale, is disposed of by sale or is disposed of other than by sale.
The amendments also require additional disclosures about discontinued operations, including disclosures about an entity’s significant continuing involvement with a discontinued operation and disclosures for a disposal of an individually significant component of an entity that does not qualify for discontinued operations.
The provisions of ASU 2014-08 are effective for annual periods beginning after December 15, 2014, and for interim periods beginning after December 15, 2015. The amendments should be applied prospectively to disposals and classifications as held for sale that occur within those periods. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2014-08.

C-24

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2.    Investments

Fixed Maturities and Equity Securities

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2014:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$649.0	$124.1	$—	$—	$773.1	$—
U.S. Government agencies and authorities	45.7	0.9	—	—	46.6	—
State, municipalities and political subdivisions	259.0	18.3	0.1	—	277.2	—
U.S. corporate securities	10,366.7	902.4	49.1	—	11,220.0	1.5

Foreign securities:(1)
Government	346.5	23.8	5.5	—	364.8	—
Other	5,138.9	324.7	50.5	—	5,413.1	—
Total foreign securities	5,485.4	348.5	56.0	—	5,777.9	—

Residential mortgage-backed securities:
Agency	1,613.5	125.4	3.6	15.7	1,751.0	0.2
Non-Agency	227.9	54.6	2.2	12.1	292.4	8.7
Total Residential mortgage-backed securities	1,841.4	180.0	5.8	27.8	2,043.4	8.9

Commercial mortgage-backed securities	998.9	79.2	0.1	—	1,078.0	6.7
Other asset-backed securities	389.0	13.1	1.7	—	400.4	2.6
Total fixed maturities, including securities pledged	20,035.1	1,666.5	112.8	27.8	21,616.6	19.7
Less: Securities pledged	224.4	17.8	6.9	—	235.3	—
Total fixed maturities	19,810.7	1,648.7	105.9	27.8	21,381.3	19.7
Equity securities	107.4	14.5	—	—	121.9	—
Total fixed maturities and equity securities investments	$19,918.1	$1,663.2	$105.9	$27.8	$21,503.2	$19.7
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income (loss).

C-25

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2013:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$636.5	$36.5	$2.9	$—	$670.1	$—
U.S. Government agencies and authorities	237.1	5.0	—	—	242.1	—
State, municipalities and political subdivisions	77.2	5.9	0.1	—	83.0	—
U.S. corporate securities	10,326.0	581.0	238.8	—	10,668.2	1.9

Foreign securities:(1)
Government	422.9	25.2	16.5	—	431.6	—
Other	5,149.6	272.9	83.5	—	5,339.0	—
Total foreign securities	5,572.5	298.1	100.0	—	5,770.6	—

Residential mortgage-backed securities:
Agency	1,638.2	121.9	17.9	16.9	1,759.1	0.2
Non-Agency	278.1	55.2	4.8	12.1	340.6	15.1
Total Residential mortgage-backed securities	1,916.3	177.1	22.7	29.0	2,099.7	15.3

Commercial mortgage-backed securities	624.5	68.1	0.9	—	691.7	4.4
Other asset-backed securities	465.8	18.0	3.4	—	480.4	3.2
Total fixed maturities, including securities pledged	19,855.9	1,189.7	368.8	29.0	20,705.8	24.8
Less: Securities pledged	137.9	5.9	3.7	—	140.1	—
Total fixed maturities	19,718.0	1,183.8	365.1	29.0	20,565.7	24.8
Equity securities	119.4	15.8	0.3	—	134.9	—
Total fixed maturities and equity securities investments	$19,837.4	$1,199.6	$365.4	$29.0	$20,700.6	$24.8
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income (loss).

C-26

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2014, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called or prepaid. MBS and Other ABS are shown separately because they are not due at a single maturity date.

	Amortized Cost	Fair Value
Due to mature:
One year or less	$679.2	$688.6
After one year through five years	4,052.1	4,288.7
After five years through ten years	5,809.9	6,096.7
After ten years	6,264.6	7,020.8
Mortgage-backed securities	2,840.3	3,121.4
Other asset-backed securities	389.0	400.4
Fixed maturities, including securities pledged	$20,035.1	$21,616.6

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer.

As of December 31, 2014 and 2013, the Company did not have any investments in a single issuer, other than obligations of the U.S. Government and government agencies with a carrying value in excess of 10% of the Company's consolidated Shareholder's equity.

The following tables set forth the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of the dates indicated:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Fair Value
December 31, 2014
Communications	$1,226.1	$136.8	$2.4	$1,360.5
Financial	2,310.5	221.4	1.6	2,530.3
Industrial and other companies	8,962.6	569.4	90.0	9,442.0
Utilities	2,555.7	259.2	4.3	2,810.6
Transportation	450.7	40.3	1.3	489.7
Total	$15,505.6	$1,227.1	$99.6	$16,633.1

December 31, 2013
Communications	$1,315.9	$81.5	$36.8	$1,360.6
Financial	2,114.7	166.9	20.2	2,261.4
Industrial and other companies	8,878.5	423.5	213.1	9,088.9
Utilities	2,726.5	159.5	42.3	2,843.7
Transportation	440.0	22.5	9.9	452.6
Total	$15,475.6	$853.9	$322.3	$16,007.2

Fixed Maturities and Equity Securities

The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the FVO. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are

C-27

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

recorded directly in AOCI and presented net of related changes in DAC, VOBA and Deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain CMOs, primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The Company invests in various categories of CMOs, including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of December 31, 2014 and 2013, approximately 57.3% and 50.4%, respectively, of the Company's CMO holdings, such as interest-only or principal-only strips, were invested in those types of CMOs that are subject to more prepayment and extension risk than traditional CMOs.

Repurchase Agreements

As of December 31, 2014 and 2013, the Company did not have any securities pledged in dollar rolls, repurchase agreement transactions or reverse repurchase agreements.

Securities Lending

As of December 31, 2014 and 2013, the fair value of loaned securities was $174.9 and $97.6, respectively, and is included in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2014 and 2013, collateral retained by the lending agent and invested in liquid assets on the Company's behalf was $182.0 and $102.7, respectively, and recorded in Short-term investments under securities loan agreements, including collateral delivered on the Consolidated Balance Sheets. As of December 31, 2014 and 2013, liabilities to return collateral of $182.0 and $102.7, respectively, were included in Payables under securities loan agreements, including collateral held, on the Consolidated Balance Sheets.

Variable Interest Entities

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company's financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity's economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company did not provide any non-contractual financial support and its carrying value represents the Company's exposure to loss. The carrying value of the equity tranches of the Collateralized loan obligations ("CLOs") of $0.7 and $1.0 as of December 31, 2014 and 2013, respectively, is included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income in the Consolidated Statements of Operations.

On June 4, 2012, the Company entered into an agreement to sell certain general account private equity limited partnership investment interest holdings with a carrying value of $331.9 as of March 31, 2012. These assets were sold to a group of private equity funds that are managed by Pomona Management LLC, an affiliate of the Company. The transaction resulted in a net pre-tax loss of $38.7 in the second quarter of 2012 reported in Net investment income on the Consolidated Statements of Operations. The transaction closed in two tranches with the first tranche closed on June 29, 2012 and the second tranche closed on October 29, 2012. Consideration received included $23.0 of promissory notes which were due in two equal installments at December 31, 2013 and 2014. In connection with these promissory notes, Voya Financial, Inc. unconditionally guaranteed payments of the notes in the event of any default of payments due. No additional loss was incurred on the second tranche since the fair value of the alternative investments was reduced to the agreed-upon sales price as of June 30, 2012.

C-28

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Securitizations

The Company invests in various tranches of securitization entities, including RMBS, CMBS and ABS. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities are thinly capitalized by design and considered VIEs. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities' economic performance, in any of these entities, nor does the Company function in any of these roles. The Company, through its investments or other arrangements, does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and will not consolidate any of the RMBS, CMBS and ABS entities in which it holds investments. These investments are accounted for as investments available-for-sale as described in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements and unrealized capital gains (losses) on these securities are recorded directly in AOCI, except for certain RMBS which are accounted for under the FVO for which changes in fair value are reflected in Other net realized gains (losses) in the Consolidated Statements of Operations. The Company’s maximum exposure to loss on these structured investments is limited to the amount of its investment.

C-29

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2014:

	Six Months or Less Below Amortized Cost			More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
2014
U.S. Treasuries	$12.4	$—	*	$—	$—	$—	$—	$12.4	$—	*
U.S. Government, agencies and authorities	2.3	—	*	—	—	—	—	2.3	—	*
U.S. corporate, state and municipalities	794.6	20.1		34.8	1.5	712.8	27.6	1,542.2	49.2
Foreign	671.0	35.7		9.7	0.2	350.2	20.1	1,030.9	56.0
Residential mortgage-backed	94.5	0.7		25.2	0.6	163.1	4.5	282.8	5.8
Commercial mortgage-backed	59.1	0.1		—	—	—	—	59.1	0.1
Other asset-backed	27.0	0.1		—	—	18.4	1.6	45.4	1.7
Total	$1,660.9	$56.7		$69.7	$2.3	$1,244.5	$53.8	$2,975.1	$112.8
*Less than $0.1.

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2013:

	Six Months or Less Below Amortized Cost		More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
2013
U.S. Treasuries	$124.4	$2.1	$34.2	$0.8	$—	$—	$158.6	$2.9
U.S. Government, agencies and authorities	—	—	—	—	—	—	—	—
U.S. corporate, state and municipalities	1,002.8	22.9	2,413.2	183.8	236.9	32.2	3,652.9	238.9
Foreign	448.8	5.7	1,063.9	86.4	76.2	7.9	1,588.9	100.0
Residential mortgage-backed	262.3	2.9	212.9	12.0	105.8	7.8	581.0	22.7
Commercial mortgage-backed	77.9	0.9	—	—	—	—	77.9	0.9
Other asset-backed	38.9	0.2	30.3	0.2	26.0	3.0	95.2	3.4
Total	$1,955.1	$34.7	$3,754.5	$283.2	$444.9	$50.9	$6,154.5	$368.8

C-30

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 95.9% and 89.7% of the average book value as of December 31, 2014 and 2013, respectively.

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive months as indicated in the tables below, were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
December 31, 2014
Six months or less below amortized cost	$1,690.4	$59.7	$50.5	$13.2	341	13
More than six months and twelve months or less below amortized cost	115.1	—	6.7	—	34	—
More than twelve months below amortized cost	1,220.5	2.2	41.8	0.6	223	2
Total	$3,026.0	$61.9	$99.0	$13.8	598	15

December 31, 2013
Six months or less below amortized cost	$2,054.4	$24.1	$45.3	$5.3	322	7
More than six months and twelve months or less below amortized cost	3,991.4	23.5	272.6	5.8	502	3
More than twelve months below amortized cost	420.4	9.5	37.3	2.5	137	8
Total	$6,466.2	$57.1	$355.2	$13.6	961	18

C-31

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% were as follows as of the dates indicated:

	Amortized Cost			Unrealized Capital Losses				Number of Securities
	< 20%	> 20%		< 20%		> 20%		< 20%	> 20%
December 31, 2014
U.S. Treasuries	$12.4	$—		$—	*	$—		1	—
U.S. Government, agencies and authorities	2.3	—		—	*	—		1	—
U.S. corporate, state and municipalities	1,566.3	25.1		43.5		5.7		262	5
Foreign	1,052.3	34.6		48.5		7.5		185	6
Residential mortgage-backed	288.6	—	*	5.8		—	*	124	2
Commercial mortgage-backed	59.2	—		0.1		—		11	—
Other asset-backed	44.9	2.2		1.1		0.6		14	2
Total	$3,026.0	$61.9		$99.0		$13.8		598	15
*Less than $0.1.
December 31, 2013
U.S. Treasuries	$161.5	$—		$2.9		$—		4	—
U.S. Government, agencies and authorities	—	—		—		—		—	—
U.S. corporate, state and municipalities	3,869.0	22.8		233.2		5.7		519	2
Foreign	1,665.8	23.1		95.0		5.0		239	5
Residential mortgage-backed	596.9	6.8		21.0		1.7		162	7
Commercial mortgage-backed	78.8	—		0.9		—		12	—
Other asset-backed	94.2	4.4		2.2		1.2		25	4
Total	$6,466.2	$57.1		$355.2		$13.6		961	18

Investments with fair values less than amortized cost are included in the Company's other-than-temporary impairments analysis. Impairments were recognized as disclosed in the "Evaluating Securities for Other-Than-Temporary Impairments" section below. The Company evaluates non-agency RMBS and ABS for "other-than-temporary impairments" each quarter based on actual and projected cash flows after considering the quality and updated loan-to-value ratios reflecting current home prices of underlying collateral, forecasted loss severity, the payment priority within the tranche structure of the security and amount of any credit enhancements. The Company's assessment of current levels of cash flows compared to estimated cash flows at the time the securities were acquired indicates the amount and the pace of projected cash flows from the underlying collateral has generally been lower and slower, respectively. However, since cash flows are typically projected at a trust level, the impairment review incorporates the security's position within the trust structure as well as credit enhancement remaining in the trust to determine whether an impairment is warranted. Therefore, while lower and slower cash flows will impact the trust, the effect on a particular security within the trust will be dependent upon the trust structure. Where the assessment continues to project full recovery of principal and interest on schedule, the Company has not recorded an impairment. Unrealized losses on below investment grade securities are principally related to RMBS (primarily Alt-A RMBS) and ABS (primarily subprime RMBS) largely due to economic and market uncertainties including concerns over unemployment levels, lower interest rate environment on floating rate securities requiring higher risk premiums since purchase and valuations on residential real estate supporting non-agency RMBS. Based on this analysis, the Company determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired and therefore no further other-than-temporary impairment was necessary.

C-32

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructuring when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. For the year ended December 31, 2014, the Company had no new troubled debt restructurings for private placement or commercial mortgage loans. For the year ended December 31, 2013, the Company had no new private placement troubled debt restructuring and had 20 new commercial mortgage loan troubled debt restructurings with a pre-modification and post modification carrying value of $39.4. The 20 commercial mortgage loans comprise a portfolio of cross-defaulted, cross-collateralized individual loans, which are owned by the same sponsor. Between the date of the troubled debt restructurings and December 31, 2014, these loans have repaid $12.1 in principal.

As of December 31, 2014 and 2013, the Company did not have any commercial mortgage loans or private placements modified in a troubled debt restructuring with a subsequent payment default.

Mortgage Loans on Real Estate

The Company's mortgage loans on real estate are all commercial mortgage loans held for investment, which are reported at amortized cost, less impairment write-downs and allowance for losses. The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates mortgage loans based on relevant current information including a review of loan-specific credit quality, property characteristics and market trends. Loan performance is monitored on a loan specific basis through the review of submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review ensures properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.
The following table summarizes the Company's investment in mortgage loans as of the dates indicated:

	December 31, 2014	December 31, 2013
Commercial mortgage loans	$3,514.1	$3,397.3
Collective valuation allowance	(1.1)	(1.2)
Total net commercial mortgage loans	$3,513.0	$3,396.1

There were no impairments taken on the mortgage loan portfolio for the years ended December 31, 2014 and 2013.

The following table summarizes the activity in the allowance for losses for all commercial mortgage loans for the periods indicated:

	December 31, 2014	December 31, 2013
Collective valuation allowance for losses, balance at January 1	$1.2	$1.3
Addition to (reduction of) allowance for losses	(0.1)	(0.1)
Collective valuation allowance for losses, end of period	$1.1	$1.2

C-33

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The carrying values and unpaid principal balances of impaired mortgage loans were as follows as of the dates indicated:

	December 31, 2014	December 31, 2013
Impaired loans without allowances for losses	$32.4	$42.9
Less: Allowances for losses on impaired loans	—	—
Impaired loans, net	$32.4	$42.9
Unpaid principal balance of impaired loans	$33.9	$44.4

As of December 31, 2014 and 2013 the Company did not have any impaired loans with allowances for losses.

The following table presents information on restructured loans as of the dates indicated:

	December 31, 2014	December 31, 2013
Troubled debt restructured loans	$27.3	$37.5

The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due. The Company’s policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until the loan is brought current.
There were no mortgage loans in the Company's portfolio in process of foreclosure as of December 31, 2014 and 2013. There were no loans 90 days or more past due or loans in arrears with respect to principal and interest as of December 31, 2014 and 2013.

The following table presents information on the average investment during the period in impaired loans and interest income recognized on impaired and troubled debt restructured loans for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Impaired loans, average investment during the period (amortized cost)(1)	$37.6	$24.2	$5.7
Interest income recognized on impaired loans, on an accrual basis(1)	2.2	1.4	0.4
Interest income recognized on impaired loans, on a cash basis(1)	2.1	1.4	0.4
Interest income recognized on troubled debt restructured loans, on an accrual basis	1.8	1.0	—
(1) Includes amounts for Troubled debt restructured loans.

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income to its debt service payments. A DSC ratio of less than 1.0 indicates that property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.

C-34

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the LTV ratios as of the dates indicated:

	December 31, 2014 (1)	December 31, 2013 (1)
Loan-to-Value Ratio:
0% - 50%	$411.0	$495.7
>50% - 60%	824.1	894.5
>60% - 70%	2,107.9	1,879.5
>70% - 80%	159.7	114.9
>80% and above	11.4	12.7
Total Commercial mortgage loans	$3,514.1	$3,397.3
(1) Balances do not include collective valuation allowance for losses.

The following table presents the DSC ratios as of the dates indicated:

	December 31, 2014 (1)	December 31, 2013 (1)
Debt Service Coverage Ratio:
Greater than 1.5x	$2,600.1	$2,388.5
>1.25x - 1.5x	520.0	542.4
>1.0x - 1.25x	258.7	275.8
Less than 1.0x	131.3	190.5
Commercial mortgage loans secured by land or construction loans	4.0	0.1
Total Commercial mortgage loans	$3,514.1	$3,397.3
(1) Balances do not include collective valuation allowance for losses.

Properties collateralizing mortgage loans are geographically dispersed throughout the United States, as well as diversified by property type, as reflected in the following tables as of the dates indicated:

	December 31, 2014 (1)		December 31, 2013 (1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by U.S. Region:
Pacific	$802.6	22.8%	$752.8	22.3%
South Atlantic	746.5	21.2%	707.8	20.8%
West South Central	448.4	12.8%	467.1	13.7%
Middle Atlantic	505.8	14.4%	411.4	12.1%
East North Central	355.3	10.1%	383.1	11.3%
Mountain	274.0	7.8%	263.9	7.8%
West North Central	219.6	6.3%	224.9	6.6%
New England	74.8	2.1%	116.7	3.4%
East South Central	87.1	2.5%	69.6	2.0%
Total Commercial mortgage loans	$3,514.1	100.0%	$3,397.3	100.0%
(1) Balances do not include collective valuation allowance for losses.

C-35

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	December 31, 2014 (1)		December 31, 2013 (1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by Property Type:
Retail	$1,236.4	35.2%	$1,082.1	31.9%
Industrial	796.8	22.7%	972.6	28.6%
Office	443.1	12.6%	462.1	13.6%
Apartments	550.6	15.7%	445.2	13.1%
Hotel/Motel	149.7	4.2%	182.8	5.4%
Mixed Use	142.8	4.1%	70.9	2.1%
Other	194.7	5.5%	181.6	5.3%
Total Commercial mortgage loans	$3,514.1	100.0%	$3,397.3	100.0%
(1) Balances do not include collective valuation allowance for losses.

The following table sets forth the breakdown of mortgages by year of origination as of the dates indicated:

	December 31, 2014 (1)	December 31, 2013 (1)
Year of Origination:
2014	$580.0	$—
2013	758.8	785.2
2012	854.5	908.1
2011	674.4	792.8
2010	66.0	121.1
2009	39.0	68.4
2008 and prior	541.4	721.7
Total Commercial mortgage loans	$3,514.1	$3,397.3
(1) Balances do not include collective valuation allowance for losses.

Evaluating Securities for Other-Than-Temporary Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities and equity securities in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

C-36

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table identifies the Company's credit-related and intent-related impairments included in the Consolidated Statements of Operations, excluding impairments included in Other comprehensive income (loss) by type for the periods indicated:

	Year Ended December 31,
	2014			2013		2012
	Impairment		No. of Securities	Impairment	No. of Securities	Impairment	No. of Securities
U.S. corporate	$1.7		3	$—	—	$2.9	3
Foreign(1)	3.7		7	1.8	1	0.8	3
Residential mortgage-backed	1.6		26	3.4	35	6.0	33
Commercial mortgage-backed	0.1		2	0.3	3	—	—
Other asset-backed	—	*	1	0.3	2	1.2	4
Equity	—		—	0.1	1	—	—
Total	$7.1		39	$5.9	42	$10.9	43
* Less than $0.1.
(1) Primarily U.S. dollar denominated.

The above tables include $1.6, $4.8 and $9.1 of write-downs related to credit impairments for the years ended December 31, 2014, 2013 and 2012, respectively, in Other-than-temporary impairments, which are recognized in the Consolidated Statements of Operations. The remaining $5.5, $1.1 and $1.8 in write-downs for the years ended December 31, 2014, 2013 and 2012, respectively, are related to intent impairments.

The following table summarizes these intent impairments, which are also recognized in earnings, by type for the periods indicated:

	Year Ended December 31,
	2014		2013		2012
	Impairment	No. of Securities	Impairment	No. of Securities	Impairment	No. of Securities
U.S. corporate	$1.6	3	$—	—	$0.2	1
Foreign(1)	3.7	7	—	—	0.8	3
Residential mortgage-backed	0.1	3	0.8	6	0.7	3
Commercial mortgage-backed	0.1	2	0.3	3	—	—
Other asset-backed	—	—	—	—	0.1	1
Equity	—	—	—	—	—	—
Total	$5.5	15	$1.1	9	$1.8	8
(1) Primarily U.S. dollar denominated.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations, new factors, including changes in the business environment, can change the Company's previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

C-37

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table identifies the amount of credit impairments on fixed maturities for which a portion of the OTTI loss was recognized in Other comprehensive income (loss) and the corresponding changes in such amounts for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Balance at January 1	$28.0	$28.4	$27.8
Additional credit impairments:
On securities not previously impaired	0.7	1.1	1.5
On securities previously impaired	0.9	1.8	3.7
Reductions:
Securities sold, matured, prepaid or paid down	6.6	3.3	4.6
Increase in cash flows	0.6	—	—
Balance at December 31	$22.4	$28.0	$28.4

Net Investment Income

The following table summarizes Net investment income for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Fixed maturities	$1,216.3	$1,199.4	$1,222.5
Equity securities, available-for-sale	7.1	2.8	7.5
Mortgage loans on real estate	172.7	157.1	143.5
Policy loans	13.3	13.1	13.2
Short-term investments and cash equivalents	0.5	0.9	1.4
Other	30.6	42.6	6.8
Gross investment income	1,440.5	1,415.9	1,394.9
Less: investment expenses	51.1	48.9	46.1
Net investment income	$1,389.4	$1,367.0	$1,348.8

As of December 31, 2014 and 2013, the Company did not have any investments in fixed maturities that did not produce net investment income. Fixed maturities are moved to a non-accrual status when the investment defaults.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Such interest income is recorded in Net investment income in the Consolidated Statements of Operations.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) comprise the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related other-than-temporary impairment of investments. Realized investment gains and losses are also primarily generated from changes in fair value of embedded derivatives within product guarantees and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals on derivative instruments, except for effective cash flow hedges. The cost of the investments on disposal is generally determined based on FIFO methodology.

C-38

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized capital gains (losses) were as follows for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Fixed maturities, available-for-sale, including securities pledged	$(14.7)	$0.3	$67.5
Fixed maturities, at fair value option	(74.6)	(151.5)	(124.2)
Equity securities, available-for-sale	1.3	0.1	(0.2)
Derivatives	50.6	(72.1)	1.3
Embedded derivatives - fixed maturities	(1.2)	(24.7)	(5.5)
Embedded derivatives - product guarantees	(101.2)	105.5	120.4
Other investments	0.2	0.2	—
Net realized capital gains (losses)	$(139.6)	$(142.2)	$59.3
After-tax net realized capital gains (losses)	$(90.7)	$(160.0)	$38.5
Proceeds from the sale of fixed maturities and equity securities, available-for-sale and the related gross realized gains and losses, before tax were as follows for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Proceeds on sales	$1,616.3	$1,830.0	$2,887.1
Gross gains	24.4	23.8	88.7
Gross losses	35.2	22.1	12.7

3.    Derivative Financial Instruments

The Company enters into the following types of derivatives:

Interest rate caps: The Company uses interest rate cap contracts to hedge the interest rate exposure arising from duration mismatches between assets and liabilities. Interest rate caps are also used to hedge interest rate exposure if rates rise above a specified level. Such increases in rates will require the Company to incur additional expenses. The future payout from the interest rate caps fund this increased exposure. The Company pays an upfront premium to purchase these caps. The Company utilizes these contracts in non-qualifying hedging relationships.

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

C-39

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to, or received from, the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in non-qualifying hedging relationships.

Forwards: The Company uses forward contracts to hedge certain invested assets against movement in interest rates, particularly mortgage rates. The Company uses To Be Announced mortgage-backed securities as an economic hedge against rate movements. The Company utilizes forward contracts in non-qualifying hedging relationships.

Futures: The Company uses futures contracts as a hedge against an increase in certain equity indices. Such increases may result in increased payments to the holders of the FIA contracts. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margins with the exchange on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to hedge the interest rate exposure associated with the minimum crediting rate and book value guarantees embedded in the retirement products that the Company offers. Increases in interest rates will generate losses on assets that are backing such liabilities. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium when it purchases the swaption. The Company utilizes these contracts in non-qualifying hedging relationships.

Managed custody guarantees ("MCG"): The Company issues certain credited rate guarantees on variable fixed income portfolios that represent stand-alone derivatives. The market value is partially determined by, among other things, levels of or changes in interest rates, prepayment rates and credit ratings/spreads.

Embedded derivatives: The Company also invests in certain fixed maturity instruments and has issued certain annuity products that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads. In addition, the Company has entered into coinsurance with funds withheld arrangements, which contain embedded derivatives.

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement, which provides the Company with the legal right of offset.

C-40

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of the dates indicated:

	December 31, 2014			December 31, 2013
	Notional Amount	Asset Fair Value	Liability Fair Value	Notional Amount	Asset Fair Value		Liability Fair Value
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$513.3	$104.4	$—	$763.3	$81.0		$0.2
Foreign exchange contracts	51.2	7.7	—	51.2	2.2		0.6
Derivatives: Non-qualifying for hedge accounting(1)
Interest rate contracts	27,632.9	432.8	209.2	21,442.7	367.6		206.2
Foreign exchange contracts	130.1	10.6	7.7	145.9	5.5		9.6
Equity contracts	14.0	—	0.1	9.1	—	*	—
Credit contracts	384.0	6.5	—	384.0	8.1		—
Embedded derivatives:
Within fixed maturity investments	N/A	27.8	—	N/A	29.0		—
Within annuity products	N/A	—	129.2	N/A	—		23.1
Within reinsurance agreements	N/A	—	(13.0)	N/A	—		(54.0)
Total		$589.8	$333.2		$493.4		$185.7
* Less than $0.1.

(1)	Open derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value.
N/A - Not Applicable

The maximum length of time over which the Company is hedging its exposure to the variability in future cash flows for forecasted transactions is through the fourth quarter of 2016.

Based on the notional amounts, a substantial portion of the Company’s derivative positions was not designated or did not qualify for hedge accounting as part of a hedging relationship as of December 31, 2014 and 2013. The Company utilizes derivative contracts mainly to hedge exposure to variability in cash flows, interest rate risk, credit risk, foreign exchange risk and equity market risk. The majority of derivatives used by the Company are designated as product hedges, which hedge the exposure arising from insurance liabilities or guarantees embedded in the contracts the Company offers through various product lines. These derivatives do not qualify for hedge accounting as they do not meet the criteria of being “highly effective” as outlined in ASC Topic 815, but do provide an economic hedge, which is in line with the Company’s risk management objectives. The Company also uses derivatives contracts to hedge its exposure to various risks associated with the investment portfolio. The Company does not seek hedge accounting treatment for certain of these derivatives as they generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules outlined in ASC Topic 815. The Company also uses credit default swaps coupled with other investments in order to produce the investment characteristics of otherwise permissible investments that do not qualify as effective accounting hedges under ASC Topic 815.

C-41

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Although the Company has not elected to net its derivative exposures, the notional amounts and fair values of Over-The-Counter ("OTC") and cleared derivatives excluding exchange traded contracts and forward contracts (To Be Announced mortgage-backed securities) are presented in the tables below as of the dates indicated:

	December 31, 2014
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$384.0	$6.5	$—
Foreign exchange contracts	181.3	18.3	7.7
Interest rate contracts	28,146.2	537.2	209.2
		$562.0	$216.9

Counterparty netting(1)		$(216.2)	$(216.2)
Cash collateral netting(1)		(291.5)	—
Securities collateral netting(1)		(6.6)	—
Net receivables/payables		$47.7	$0.7
(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

	December 31, 2013
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$384.0	$8.1	$—
Foreign exchange contracts	197.1	7.7	10.2
Interest rate contracts	22,206.0	448.6	206.4
		$464.4	$216.6

Counterparty netting(1)		$(201.3)	$(201.3)
Cash collateral netting(1)		(134.0)	(5.4)
Securities collateral netting(1)		(15.9)	(4.8)
Net receivables/payables		$113.2	$5.1
(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

Collateral

Under the terms of the OTC Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties collateral to assure that terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. To the extent cash collateral is received and delivered, it is included in Payables under securities loan agreements, including collateral held and Short-term investments under securities loan agreements, including collateral delivered, respectively, on the Consolidated Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2014, the Company held $161.5 and $130.2 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. As of December 31, 2013, the Company held $127.4 and $1.2 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. In addition, as of December 31, 2014, the Company delivered $60.4 of securities and held $6.6 of securities as collateral. As of December 31, 2013, the Company delivered $42.5 of securities and held $16.3 of securities as collateral.

C-42

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized gains (losses) on derivatives were as follows for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$0.2	$0.2	$—
Foreign exchange contracts	0.5	0.1	—
Derivatives: Non-qualifying for hedge accounting(2)
Interest rate contracts	41.0	(92.8)	(18.9)
Foreign exchange contracts	4.8	10.0	6.9
Equity contracts	1.8	3.4	2.0
Credit contracts	2.3	7.0	11.3
Managed custody guarantees	0.2	0.2	1.1
Embedded derivatives:
Within fixed maturity investments(2)	(1.2)	(24.7)	(5.5)
Within annuity products(2)	(101.4)	105.3	119.3
Within reinsurance agreements(3)	(41.0)	54.0	—
Total	$(92.8)	$62.7	$116.2
(1) Changes in value for effective fair value hedges are recorded in Other net realized capital gains (losses). Changes in fair value upon disposal for effective cash flow hedges are amortized through Net investment income and the ineffective portion is recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. For the years ended December 31, 2014, 2013 and 2012, ineffective amounts were immaterial.
(2) Changes in value are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Changes in value are included in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own. Credit default swaps may also be purchased to reduce credit exposure in the Company’s portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. As of December 31, 2014, the fair value of credit default swaps of $6.5 were included in Derivatives assets and there were no credit default swaps included in Derivatives liabilities on the Consolidated Balance Sheets. As of December 31, 2013, the fair value of credit default swaps of $8.1 were included in Derivatives assets and there were no credit default swaps included in Derivatives liabilities on the Consolidated Balance Sheets. As of December 31, 2014 and 2013, the maximum potential future exposure to the Company was $384.0 on credit default swaps. These instruments are typically written for a maturity period of five years and contain no recourse provisions. If the Company's current debt and claims paying ratings were downgraded in the future, the terms in the Company's derivative agreements may be triggered, which could negatively impact overall liquidity.

4.    Fair Value Measurements

Fair Value Measurement

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique, pursuant to ASU 2011-04, "Fair Value Measurements (ASC Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP" ("ASU 2011-04"). The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the Consolidated Balance Sheets are categorized as follows:

C-43

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Company defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

•
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets;
b) Quoted prices for identical or similar assets or liabilities in non-active markets;
c) Inputs other than quoted market prices that are observable; and
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

When available, the estimated fair value of financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, including discounted cash flow methodologies, matrix pricing or other similar techniques.

C-44

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$712.9	$60.2	$—	$773.1
U.S. Government agencies and authorities	—	46.6	—	46.6
U.S. corporate, state and municipalities	—	11,122.4	374.8	11,497.2
Foreign(1)	—	5,612.2	165.7	5,777.9
Residential mortgage-backed securities	—	2,026.1	17.3	2,043.4
Commercial mortgage-backed securities	—	1,059.0	19.0	1,078.0
Other asset-backed securities	—	398.0	2.4	400.4
Total fixed maturities, including securities pledged	712.9	20,324.5	579.2	21,616.6
Equity securities, available-for-sale	85.3	—	36.6	121.9
Derivatives:
Interest rate contracts	—	537.2	—	537.2
Foreign exchange contracts	—	18.3	—	18.3
Credit contracts	—	6.5	—	6.5
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,046.6	—	1.5	1,048.1
Assets held in separate accounts	57,492.6	5,313.1	2.4	62,808.1
Total assets	$59,337.4	$26,199.6	$619.7	$86,156.7

Liabilities:
Derivatives:
Annuity product guarantees:
FIA	$—	$—	$26.3	$26.3
Stabilizer and MCGs	—	—	102.9	102.9
Other derivatives:
Interest rate contracts	—	209.2	—	209.2
Foreign exchange contracts	—	7.7	—	7.7
Equity contracts	0.1	—	—	0.1
Embedded derivative on reinsurance	—	(13.0)	—	(13.0)
Total liabilities	$0.1	$203.9	$129.2	$333.2

(1) Primarily U.S. dollar denominated.

C-45

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$618.8	$51.3	$—	$670.1
U.S. Government agencies and authorities	—	237.0	5.1	242.1
U.S. corporate, state and municipalities	—	10,605.9	145.3	10,751.2
Foreign(1)	—	5,727.8	42.8	5,770.6
Residential mortgage-backed securities	—	2,076.0	23.7	2,099.7
Commercial mortgage-backed securities	—	691.7	—	691.7
Other asset-backed securities	—	462.7	17.7	480.4
Total fixed maturities, including securities pledged	618.8	19,852.4	234.6	20,705.8
Equity securities, available-for-sale	99.0	—	35.9	134.9
Derivatives:
Interest rate contracts	—	448.6	—	448.6
Foreign exchange contracts	—	7.7	—	7.7
Credit contracts	—	8.1	—	8.1
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	529.7	—	—	529.7
Assets held in separate accounts	54,715.3	5,376.5	13.1	60,104.9
Total assets	$55,962.8	$25,693.3	$283.6	$81,939.7

Liabilities:
Derivatives:
Annuity product guarantees:
FIA	$—	$—	$23.1	$23.1
Stabilizer and MCGs	—	—	—	—
Other derivatives:
Interest rate contracts	—	206.4	—	206.4
Foreign exchange contracts	—	10.2	—	10.2
Equity contracts	—	—	—	—
Embedded derivative on reinsurance	—	(54.0)	—	(54.0)
Total liabilities	$—	$162.6	$23.1	$185.7
(1) Primarily U.S. dollar denominated.

C-46

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company's Consolidated Balance Sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an "exit price") in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement that is determined based on a hypothetical transaction at the measurement date, from a market participant's perspective. The Company considers three broad valuation techniques when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of "exit price" and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes.

The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below:

Fixed maturities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets.  Assets in this category would primarily include certain U.S. Treasury securities. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values and are classified as Level 2 assets. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. This category includes U.S. and foreign corporate bonds, ABS, U.S. agency and government guaranteed securities, CMBS and RMBS, including certain CMO assets.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.  Securities priced using independent broker quotes are classified as Level 3.

Broker quotes and prices obtained from pricing services are reviewed and validated through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes. As of December 31, 2014, $537.1 and $16.4 billion of a total fair value of $21.6 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing. As of December 31, 2013, $190.5 and $15.9 billion of a total fair value of $20.7 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing.

C-47

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

All prices and broker quotes obtained go through the review process described above including valuations for which only one broker quote is obtained.  After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents "exit price" for the instrument.

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as Level 2 assets.  The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security.  Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in its relevant market.  Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 2 or Level 3 assets.

Derivatives: Derivatives are carried at fair value, which is determined using the Company's derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, S&P 500 Index prices, London Interbank Offered Rates ("LIBOR") and Overnight Index Swap ("OIS") rates. In June 2012, the Company began using OIS rather than LIBOR for valuations of collateralized interest rate derivatives, which are obtained from third-party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company's valuation process through counterparty credit rating requirements and monitoring of overall exposure.  It is the Company's policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company's nonperformance risk is also considered and incorporated in the Company's valuation process. Valuations for the Company's futures and interest rate forward contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3.  However, all other derivative instruments, including those priced by third-party vendors, are valued based on market observable inputs and are classified as Level 2.

Cash and cash equivalents, Short-term investments and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets' fair values. The fair values for cash equivalents and most short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts.  The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price and are included in Level 1.  Fixed maturity valuations are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policy described above for fixed maturities.

Product guarantees: The Company records an embedded derivative liability for its FIA contracts for interest payments to contract holders above the minimum guaranteed contract value. The guarantee is treated as an embedded derivative and is required to be accounted for separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

C-48

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company records reserves for Stabilizer and MCG contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The estimated fair value is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities.

The discount rate used to determine the fair value of the embedded derivatives and stand-alone derivative associated with the Company's product guarantees includes an adjustment for nonperformance risk. The nonperformance risk adjustment incorporates a blend of observable, similarly rated peer holding company credit default swap spreads, adjusted to reflect the credit quality of the Company, the issuer of the guarantee, as well as an adjustment to reflect the priority of policyholder claims.

The Company's valuation actuaries are responsible for the policies and procedures for valuing the embedded derivatives, reflecting the capital markets and actuarial valuation inputs and nonperformance risk in the estimate of the fair value of the embedded derivatives. The actuarial and capital market assumptions for each liability are approved by each product's Chief Risk Officer ("CRO"), including an independent annual review by the CRO. Models used to value the embedded derivatives must comply with the Company's governance policies.

Quarterly, an attribution analysis is performed to quantify changes in fair value measurements and a sensitivity analysis is used to analyze the changes. The changes in fair value measurements are also compared to corresponding movements in the hedge target to assess the validity of the attributions. The results of the attribution analysis are reviewed by the valuation actuaries, responsible CFOs, Controllers, CROs and/or others as nominated by management.

Embedded derivatives on reinsurance: The carrying value of the embedded derivatives is estimated based upon the change in the fair value of the assets supporting the funds withheld payable under reinsurance agreements, accounted for under the deposit method. As the fair value of the assets held in trust is based on a quoted market price (Level 1), the fair value of the embedded derivatives is based on market observable inputs and is classified as Level 2.

Transfers in and out of Level 1 and 2

There were no securities transferred between Level 1 and Level 2 for the years ended December 31, 2014 and 2013. The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

C-49

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the year ended December 31, 2014:

	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:				Purchases	Issuances	Sales	Settlements		Transfers in to Level 3(3)		Transfers out of Level 3(3)	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(4)
		Net Income		OCI
Fixed maturities, including securities pledged:
U.S. Government agencies and authorities	$5.1	$—		$—		$—	$—	$—	$—		$—		$(5.1)	$—	$—
U.S. corporate, state and municipalities	145.3	—	*	(1.7)		100.2	—	—	(20.4)		151.4		—	374.8	—	*
Foreign(1)	42.8	0.1		(2.0)		56.3	—	—	(1.2)		83.0		(13.3)	165.7	0.1
Residential mortgage-backed securities	23.7	(1.1)		0.2		7.0	—	—	—	*	—	*	(12.5)	17.3	(1.1)
Commercial mortgage-backed securities	—	—	*	—	*	19.0	—	—	—		—		—	19.0	—	*
Other asset-backed securities	17.7	1.2		(0.9)		—	—	—	(10.1)		—		(5.5)	2.4	—	*
Total fixed maturities, including securities pledged	234.6	0.2		(4.4)		182.5	—	—	(31.7)		234.4		(36.4)	579.2	(1.0)

Equity securities, available-for-sale	35.9	—		0.7		—	—	—	—		—		—	36.6	—
Derivatives:
Product guarantees:
Stabilizer and MCGs(2)	—	(98.2)		—		—	(4.7)	—	—		—		—	(102.9)	—
FIA(2)	(23.1)	(3.0)		—		—	(0.2)	—	—		—		—	(26.3)	—
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	—	—		—		1.5	—	—	—		—		—	1.5	—
Assets held in separate accounts(5)	13.1	0.1		—		1.3	—	(4.4)	—		0.2		(7.9)	2.4	(0.1)
* Less than $0.1.
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
(5) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company.

C-50

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the year ended December 31, 2013:

	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:			Purchases		Issuances	Sales		Settlements		Transfers in to Level 3(3)	Transfers out of Level 3(3)		Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(4)
		Net Income		OCI
Fixed maturities, including securities pledged:
U.S. Government agencies and authorities	$—	$—		$—	$5.1		$—	$—		$—		$—	$—		$5.1	$—
U.S. corporate, state and municipalities	154.6	(0.3)		0.4	—	*	—	(6.0)		(4.3)		0.9	—		145.3	(0.3)
Foreign(1)	24.6	—	*	1.3	22.2		—	(1.9)		(10.7)		7.3	—	*	42.8	—	*
Residential mortgage-backed securities	9.1	(2.0)		(0.3)	17.5		—	—		—		—	(0.6)		23.7	(2.0)
Commercial mortgage-backed securities	—	—		—	—		—	—		—		—	—		—	—
Other asset-backed securities	33.2	2.3		(0.7)	—		—	(2.8)		(9.9)		—	(4.4)		17.7	0.9
Total fixed maturities, including securities pledged	221.5	—	*	0.7	44.8		—	(10.7)		(24.9)		8.2	(5.0)		234.6	(1.4)

Equity securities, available-for-sale	17.0	(0.3)		1.4	—		—	—	*	—	*	34.5	(16.7)		35.9	—
Derivatives:
Product guarantees:
Stabilizer and MCGs(2)	(102.0)	108.2		—	(6.2)		—	—		—		—	—		—	—
FIA(2)	(20.4)	(2.7)		—	—		—	—		—		—	—		(23.1)	—
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	—	—		—	—		—	—		—		—	—		—	—
Assets held in separate accounts(5)	16.3	0.1		—	16.0		—	(11.6)		—		2.2	(9.9)		13.1	—
* Less than $0.1.
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
(5) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company.

C-51

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2014 and 2013, the transfers in and out of Level 3 for fixed maturities and equity securities, as well as separate accounts, were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

Significant Unobservable Inputs

Quantitative information about the significant unobservable inputs used in the Company's Level 3 fair value measurements of its annuity product guarantees is presented in the following sections and table.

The Company's Level 3 fair value measurements of its fixed maturities, equity securities available-for-sale and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

Significant unobservable inputs used in the fair value measurements of FIAs include nonperformance risk and policyholder behavior assumptions, such as lapses and partial withdrawals. Such inputs are monitored quarterly.

The significant unobservable inputs used in the fair value measurement of the Stabilizer embedded derivatives and MCG derivative are interest rate implied volatility, nonperformance risk, lapses and policyholder deposits. Such inputs are monitored quarterly.

Following is a description of selected inputs:

Interest Rate Volatility: A term-structure model is used to approximate implied volatility for the swap rates for the Stabilizer and MCG fair value measurements. Where no implied volatility is readily available in the market, an alternative approach is applied based on historical volatility.

Nonperformance Risk: For the estimate of the fair value of embedded derivatives associated with the Company's product guarantees, the Company uses a blend of observable, similarly rated peer company credit default swap spreads, adjusted to reflect the credit quality of the Company and the priority of policyholder claims.

Actuarial Assumptions: Management regularly reviews actuarial assumptions, which are based on the Company's experience and periodically reviewed against industry standards. Industry standards and Company experience may be limited on certain products.

C-52

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2014:

	Range(1)
Unobservable Input	FIA		Stabilizer / MCG
Interest rate implied volatility	—		0.2% to 7.6%
Nonperformance risk	0.13% to 1.1%		0.13% to 1.1%
Actuarial Assumptions:
Partial Withdrawals	0.4% to 3.2%		—
Lapses	0% to 45%	(2)	0% to 50%	(3)
Policyholder Deposits(4)	—		0% to 65%	(3)
(1) Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period.
(3) Stabilizer contracts with recordkeeping agreements have different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and MCG contracts as shown below:

	Percentage of Plans	Overall Range of Lapse Rates	Range of Lapse Rates for 85% of Plans	Overall Range of Policyholder Deposits	Range of Policyholder Deposits for 85% of Plans
Stabilizer (Investment Only) and MCG Contracts	87%	0-30%	0-15%	0-45%	0-15%
Stabilizer with Recordkeeping Agreements	13%	0-50%	0-25%	0-65%	0-25%
Aggregate of all plans	100%	0-50%	0-25%	0-65%	0-25%
(4) Measured as a percentage of assets under management or assets under administration.

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2013:

	Range(1)
Unobservable Input	FIA		Stabilizer / MCG
Interest rate implied volatility	—		0.2% to 8.0%
Nonperformance risk	-0.1% to 0.79%		-0.1% to 0.79%
Actuarial Assumptions:
Partial Withdrawals	0% to 2%		—
Lapses	0% to 48%	(2)	0% to 55%	(3)
Policyholder Deposits(4)	—		0% to 60%	(3)
(1) Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period.
(3) Stabilizer contracts with recordkeeping agreements have different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and MCG contracts as shown below:

	Percentage of Plans	Overall Range of Lapse Rates	Range of Lapse Rates for 85% of Plans	Overall Range of Policyholder Deposits	Range of Policyholder Deposits for 85% of Plans
Stabilizer (Investment Only) and MCG Contracts	88%	0-30%	0-15%	0-55%	0-15%
Stabilizer with Recordkeeping Agreements	12%	0-55%	0-25%	0-60%	0-30%
Aggregate of all plans	100%	0-55%	0-25%	0-60%	0-30%
(4) Measured as a percentage of assets under management or assets under administration.

Generally, the following will cause an increase (decrease) in the FIA embedded derivative fair value liability:

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

C-53

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Generally, the following will cause an increase (decrease) in the derivative and embedded derivative fair value liabilities related to Stabilizer and MCG contracts:

•	An increase (decrease) in interest rate implied volatility

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

•	A decrease (increase) in policyholder deposits

The Company notes the following interrelationships:

•	Generally, an increase (decrease) in interest rate volatility will increase (decrease) lapses of Stabilizer and MCG contracts due to dynamic participant behavior.

Other Financial Instruments

The carrying values and estimated fair values of the Company's financial instruments as of the dates indicated:

	December 31, 2014		December 31, 2013
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Fixed maturities, including securities pledged	$21,616.6	$21,616.6	$20,705.8	$20,705.8
Equity securities, available-for-sale	121.9	121.9	134.9	134.9
Mortgage loans on real estate	3,513.0	3,680.6	3,396.1	3,403.9
Policy loans	239.1	239.1	242.0	242.0
Limited partnerships/corporations	248.4	248.4	180.9	180.9
Cash, cash equivalents, short-term investments and short-term investments under securities loan agreements	1,048.1	1,048.1	529.7	529.7
Derivatives	562.0	562.0	464.4	464.4
Notes receivable from affiliates	175.0	216.7	175.0	186.4
Assets held in separate accounts	62,808.1	62,808.1	60,104.9	60,104.9
Liabilities:
Investment contract liabilities:
Funding agreements without fixed maturities and deferred annuities(1)	21,503.3	26,023.3	21,010.8	24,379.6
Supplementary contracts, immediate annuities and other	442.4	546.3	487.2	578.5
Derivatives:
Annuity product guarantees:
FIA	26.3	26.3	23.1	23.1
Stabilizer and MCGs	102.9	102.9	—	—
Other derivatives	217.0	217.0	216.6	216.6
Long-term debt	4.9	4.9	4.9	4.9
Embedded derivatives on reinsurance	(13.0)	(13.0)	(54.0)	(54.0)
(1) Certain amounts included in Funding agreements without fixed maturities and deferred annuities are also reflected within the Annuity product guarantees section of the table above.

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized at fair value on the Consolidated Balance Sheets, for which it

C-54

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ASC Topic 825 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements.  Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments, which are not carried at fair value on the Consolidated Balance Sheets:

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated on a monthly basis using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Mortgage loans on real estate are classified as Level 3.

Policy loans: The fair value of policy loans approximates the carrying value of the loans.  Policy loans are collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 2.

Limited partnerships/corporations: The fair value for these investments, primarily private equity fund of funds and hedge funds, is based on actual or estimated Net Asset Value ("NAV") information as provided by the investee and is classified as Level 3.

Notes receivable from affiliates: Estimated fair value of the Company's notes receivable from affiliates is determined primarily using a matrix-based pricing. The model considers the current level of risk-free interest rates, credit quality of the issuer and cash flow characteristics of the security model and is classified as Level 2.

Investment contract liabilities:

Funding agreements without a fixed maturity and deferred annuities: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities taking into account assumptions about contract holder behavior. The stochastic valuation scenario set is consistent with current market parameters and discount is taken using stochastically evolving risk-free rates in the scenarios plus an adjustment for nonperformance risk. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Supplementary contracts and immediate annuities: Fair value is estimated as the mean present value of the single deterministically modeled cash flows associated with the contract liabilities discounted using stochastically evolving short risk-free rates in the scenarios plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Long-term debt: Estimated fair value of the Company’s long-term debt is based upon discounted future cash flows using a discount rate approximating the current market rate, incorporating nonperformance risk. Long-term debt is classified as Level 2.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

C-55

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

5.    Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC and VOBA was as follows for the periods indicated:

	DAC	VOBA	Total
Balance at January 1, 2012	$334.9	$593.6	$928.5
Deferrals of commissions and expenses	79.1	8.1	87.2
Amortization:
Amortization	(72.1)	(152.6)	(224.7)
Interest accrued(1)	31.1	62.5	93.6
Net amortization included in the Consolidated Statements of Operations	(41.0)	(90.1)	(131.1)
Change in unrealized capital gains/losses on available-for-sale securities	(76.5)	(130.2)	(206.7)
Balance at December 31, 2012	296.5	381.4	677.9
Deferrals of commissions and expenses	71.3	7.2	78.5
Amortization:
Amortization	(69.7)	(83.6)	(153.3)
Interest accrued(1)	34.0	61.0	95.0
Net amortization included in the Consolidated Statements of Operations	(35.7)	(22.6)	(58.3)
Change in unrealized capital gains/losses on available-for-sale securities	144.1	330.6	474.7
Balance at December 31, 2013	476.2	696.6	1,172.8
Deferrals of commissions and expenses	69.8	6.9	76.7
Amortization:
Amortization	(91.0)	(113.3)	(204.3)
Interest accrued(1)	35.9	59.2	95.1
Net amortization included in the Consolidated Statements of Operations	(55.1)	(54.1)	(109.2)
Change in unrealized capital gains/losses on available-for-sale securities	(94.4)	(122.6)	(217.0)
Balance at December 31, 2014	$396.5	$526.8	$923.3

(1)	Interest accrued at the following rates for VOBA: 5.5% to 7.0% during 2014, 1.0% to 7.0% during 2013 and 5.0% to 7.0% during 2012.

The estimated amount of VOBA amortization expense, net of interest, is presented in the following table. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results and/or changes in best estimates of future results.

Year	Amount
2015	$59.8
2016	44.8
2017	39.0
2018	34.2
2019	31.3

6.    Guaranteed Benefit Features

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

C-56

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2014, the account value for the separate account contracts with guaranteed minimum benefits was $39.0 billion. The additional liability recognized related to minimum guarantees was $111.5. As of December 31, 2013, the account value for the separate account contracts with guaranteed minimum benefits was $38.0 billion. The additional liability recognized related to minimum guarantees was $7.1.

The aggregate fair value of fixed income securities and equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2014 and 2013 was $9.3 billion and $9.2 billion, respectively.

7.    Reinsurance

At December 31, 2014, the Company had reinsurance treaties with 6 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. As of December 31, 2014, the Company had agreements with two of its affiliates, Langhorne I, LLC, and Security Life of Denver International ("SLDI"), which are accounted for under the deposit method of accounting, for which the deposit receivable was $93.9 and $39.7 at December 31, 2014 and 2013, respectively. Refer to the Related Party Transactions Note for further detail.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash.  Under the agreement, the Lincoln subsidiary contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contract owners.  The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance agreement.

The Company assumed $25.0 of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $9.7 and $10.1 were maintained for this contract as of December 31, 2014 and 2013, respectively.

Reinsurance recoverable was comprised of the following as of the dates indicated:

	December 31,
	2014	2013
Claims recoverable from reinsurers	$1,927.8	$2,016.7
Reinsured amounts due to reinsurers	1.6	(0.4)
Other	0.1	0.3
Total	$1,929.5	$2,016.6

The following table summarizes the effect of reinsurance on Premiums for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Premiums:
Direct premiums	$88.9	$37.4	$36.2
Reinsurance assumed	0.1	0.1	—
Reinsurance ceded	(0.2)	(0.2)	(0.2)
Net premiums	$88.8	$37.3	$36.0

C-57

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

8.    Capital Contributions, Dividends and Statutory Information

Connecticut insurance law imposes restrictions on a Connecticut insurance company's ability to pay dividends to its parent. These restrictions are based in part on the prior year's statutory income and surplus. In general, dividends up to specified levels are considered ordinary and may be paid without prior approval. Dividends in larger amounts, or extraordinary dividends, are subject to approval by the Connecticut Insurance Commissioner.

Under Connecticut insurance law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of VRIAC's earned statutory surplus at the prior year end or (2) VRIAC's prior year statutory net gain from operations. Connecticut law also prohibits a Connecticut insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the year ended December 31, 2014, VRIAC declared ordinary dividends to its Parent in the aggregate amount of $371.0, $281.0 of which was paid on May 19, 2014 and $90.0 which was paid on December 22, 2014. During the year ended December 31, 2013, following receipt of required approval from its domiciliary state insurance regulator and consummation of the IPO of Voya Financial, Inc., VRIAC paid an extraordinary dividend in the amount of $174.0 to its Parent. In addition, on December 9, 2013, VRIAC paid an ordinary dividend of $90.0 to its Parent. On December 9, 2014 and December 16, 2013, VFP paid a $95.0 and $60.0 dividend, respectively, to VRIAC, its parent. On October 3, 2014, DSL paid a $30.0 dividend to VRIAC, its parent. During the year ended December 31, 2013, DSL did not pay any dividend to VRIAC.

During the years ended December 31, 2014 and 2013, VRIAC did not receive any capital contributions from its Parent.

The Company is subject to minimum risk-based capital ("RBC") requirements established by the Department. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital ("TAC"), as defined by the National Association of Insurance Commissioners ("NAIC"), to authorized control level RBC, as defined by the NAIC. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Department. Such statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities and contract owner account balances using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Certain assets that are not admitted under statutory accounting principles are charged directly to surplus. Depending on the regulations of the Department, the entire amount or a portion of an insurance company's asset balance can be non-admitted depending on specific rules regarding admissibility. The most significant non-admitted assets of the Company are typically deferred tax assets.

Statutory net income (loss) was $321.7, $175.2 and $261.6, for the years ended December 31, 2014, 2013 and 2012, respectively. Statutory capital and surplus was $2.0 billion as of December 31, 2014 and 2013, respectively.

C-58

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

9.    Accumulated Other Comprehensive Income (Loss)

Shareholder's equity included the following components of AOCI as of the dates indicated.

	December 31,
	2014	2013	2012
Fixed maturities, net of OTTI	$1,553.7	$820.9	$2,190.9
Equity securities, available-for-sale	14.5	15.5	13.5
Derivatives	202.6	133.0	215.2
DAC/VOBA and sales inducements adjustments on available-for-sale securities	(552.4)	(335.3)	(810.6)
Premium deficiency reserve adjustment	(129.8)	(82.4)	(152.6)
Unrealized capital gains (losses), before tax	1,088.6	551.7	1,456.4
Deferred income tax asset (liability)	(255.5)	(66.1)	(444.6)
Unrealized capital gains (losses), after tax	833.1	485.6	1,011.8
Pension and other postretirement benefits liability, net of tax	8.4	9.8	11.2
AOCI	$841.5	$495.4	$1,023.0

C-59

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, including the reclassification adjustments recognized in the Consolidated Statements of Operations were as follows for the periods indicated:

	Year Ended December 31, 2014
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$713.0		$(251.0)	$462.0
Equity securities	(1.3)		0.5	(0.8)
OTTI	5.1		(1.8)	3.3
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	15.0		(5.3)	9.7
DAC/VOBA and sales inducements	(217.1)	(1)	76.0	(141.1)
Premium deficiency reserve adjustment	(47.4)		16.6	(30.8)
Change in unrealized gains/losses on available-for-sale securities	467.3		(165.0)	302.3

Derivatives:
Derivatives	77.0	(2)	(27.0)	50.0
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(7.4)		2.6	(4.8)
Change in unrealized gains/losses on derivatives	69.6		(24.4)	45.2

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(2.2)	(3)	0.8	(1.4)
Change in pension and other postretirement benefits liability	(2.2)		0.8	(1.4)
Change in Other comprehensive income (loss)	$534.7		$(188.6)	$346.1
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-60

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2013
	Before-Tax Amount		Income Tax		After-Tax Amount
Available-for-sale securities:
Fixed maturities	$(1,372.1)		$542.1	(4)	$(830.0)
Equity securities	2.0		(0.7)		1.3
OTTI	2.7		(0.9)		1.8
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	(0.6)		0.2		(0.4)
DAC/VOBA and sales inducements	475.3	(1)	(166.4)		308.9
Premium deficiency reserve adjustment	70.2		(24.6)		45.6
Change in unrealized gains/losses on available-for-sale securities	(822.5)		349.7		(472.8)

Derivatives:
Derivatives	(79.5)	(2)	27.9		(51.6)
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(2.7)		0.9		(1.8)
Change in unrealized gains/losses on derivatives	(82.2)		28.8		(53.4)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(2.2)	(3)	0.8		(1.4)
Change in pension and other postretirement benefits liability	(2.2)		0.8		(1.4)
Change in Other comprehensive income (loss)	$(906.9)		$379.3		$(527.6)
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.
(4) Amount includes $67.6 valuation allowance. See the Income Taxes Note to these Consolidated Financial Statements for additional information.

C-61

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2012
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$727.7		$(250.3)	$477.4
Equity securities	0.4		(0.1)	0.3
OTTI	10.6		(3.7)	6.9
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	(66.1)		23.1	(43.0)
DAC/VOBA and sales inducements	(207.0)	(1)	72.5	(134.5)
Premium deficiency reserve adjustment	(87.8)		30.7	(57.1)
Change in unrealized gains/losses on available-for-sale securities	377.8		(127.8)	250.0

Derivatives:
Derivatives	41.5	(2)	(14.5)	27.0
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	—		—	—
Change in unrealized gains/losses on derivatives	41.5		(14.5)	27.0

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(2.2)	(3)	0.7	(1.5)
Change in pension and other postretirement benefits liability	(2.2)		0.7	(1.5)
Change in Other comprehensive income (loss)	$417.1		$(141.6)	$275.5
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

10.    Income Taxes

Income tax expense (benefit) consisted of the following for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Current tax expense (benefit):
Federal	$85.7	$144.6	$200.9
Total current tax expense (benefit)	85.7	144.6	200.9
Deferred tax expense (benefit):
Federal	(11.2)	62.4	(9.7)
Total deferred tax expense (benefit)	(11.2)	62.4	(9.7)
Total income tax expense (benefit)	$74.5	$207.0	$191.2

C-62

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to Income (loss) before income taxes for the following reasons for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Income (loss) before income taxes	$306.2	$490.5	$516.6
Tax rate	35.0%	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	107.2	171.7	180.8
Tax effect of:
Dividends received deduction	(30.7)	(26.6)	(18.6)
Valuation allowance	(0.4)	67.6	—
Audit settlements	(0.1)	(0.3)	(0.3)
Prior year tax	—	—	28.1
Tax Credit	0.4	—	—
Other	(1.9)	(5.4)	1.2
Income tax expense (benefit)	$74.5	$207.0	$191.2

Temporary Differences

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of the dates indicated, are presented below.

	December 31,
	2014	2013
Deferred tax assets
Insurance reserves	$219.1	$166.7
Investments	190.8	231.8
Compensation and benefit	83.1	103.1
Other assets	7.4	—
Total gross assets before valuation allowance	500.4	501.6
Less: Valuation allowance	10.7	11.1
Assets, net of valuation allowance	489.7	490.5

Deferred tax liabilities
Net unrealized investment (gains) losses	(573.0)	(310.5)
Deferred policy acquisition costs	(284.2)	(367.9)
Other liabilities	—	(2.2)
Total gross liabilities	(857.2)	(680.6)
Net deferred income tax asset (liability)	$(367.5)	$(190.1)
Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31, 2014 and December 31, 2013, the Company had total valuation allowances of approximately $10.7 and $11.1, respectively. As of December 31, 2014 and December 31, 2013, $130.0 and $130.4, respectively, of these valuation allowances were allocated to continuing operations, and $(119.3) as of the end of each period were allocated to Other comprehensive income related to realized and unrealized capital losses.

C-63

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the year ended December 31, 2014, 2013 and 2012 the increases (decreases) in the valuation allowances were $(0.4), $0.0 and $0.0, respectively. In 2014, 2013 and 2012 there were increases (decreases) of $(0.4), $67.6, and $0.0, respectively, in the valuation allowances that were allocated to operations. In 2014, 2013 and 2012 there were increases (decreases) of $0.0, $(67.6), and $0.0, respectively, that were allocated to Other comprehensive income.

Tax Sharing Agreement

The Company had a receivable from Voya Financial, Inc. of $10.1 as of December 31, 2014 and a payable to Voya Financial, Inc. of $74.1 as of December 31, 2013, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company's operations are included in the consolidated tax return of Voya Financial, Inc. Generally, the Company's consolidated financial statements recognize the current and deferred income tax consequences that result from the Company's activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC Topic 740) as if the Company were a separate taxpayer rather than a member of Voya Financial, Inc.'s consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. Under the tax sharing agreement, Voya Financial, Inc., will pay the Company for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

Unrecognized Tax Benefits

The Company had no unrecognized tax benefits as of December 31, 2014 and 2013.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Current income taxes and Income tax expense on the Consolidated Balance Sheets and the Consolidated Statements of Operations, respectively. The Company had no accrued interest as of December 31, 2014 and 2013.

Tax Regulatory Matters

During April 2014, the Internal Revenue Service ("IRS") completed its examination of Voya Financial, Inc.'s consolidated return (including the Company) through tax year 2012. The 2012 audit settlement did not have a material impact on the Company. Voya Financial, Inc. (including the Company) is currently under audit by the IRS, and it is expected that the examination of tax year 2013 will be finalized within the next twelve months. Voya Financial, Inc. and the IRS have agreed to participate in the Compliance Assurance Process for the tax years 2013 through 2015.

11.    Benefit Plans

Defined Benefit Plan

Voya Services Company (formerly ING North America Insurance Corporation) sponsors the Voya Retirement Plan (the "Retirement Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents.

Effective September 8, 2014, a plan amendment was approved changing the Plan's name from the ING U.S. Retirement Plan to the Voya Retirement Plan. The Retirement Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). Beginning January 1, 2012, the Retirement Plan adopted a cash balance pension formula instead of a final average pay ("FAP") formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible compensation. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the Internal Revenue Service in the preceding August of each year. The accrued vested cash pension balance benefit is portable; participants can take it if they leave the Company. For participants in the Retirement Plan as of December 31, 2011, there was a two-year transition period from the Retirement Plan’s current FAP formula to the cash balance pension formula which ended December 31, 2013.

C-64

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The costs allocated to the Company for its employees' participation in the Retirement Plan were $6.2, $6.5 and $19.1 for the years ended December 31, 2014, 2013 and 2012, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

Voya Services Company sponsors the Voya Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company's employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria.  The Savings Plan is a tax-qualified defined contribution retirement plan, which includes an employee stock ownership plan ("ESOP") component. The Savings Plan is a tax qualified defined contribution and stock bonus plan, which includes an employee stock ownership plan component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. Voya Services Company matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule. Contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The cost allocated to the Company for the Savings Plan were $10.6, $10.8 and $9.7, for the years ended December 31, 2014, 2013 and 2012, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

The Company, in conjunction with Voya Services Company, offers certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants began accruing benefits under Voya Services SERPs.  Benefits under the SERPs are determined based on an eligible employee's years of service and average annual compensation for the highest five years during the last ten years of employment.

Effective January 1, 2012, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the Retirement Plan from its current final average pay formula to a cash balance formula.

The Company, in conjunction with Voya Services Company, sponsors the Pension Plan for Certain Producers of Voya Retirement Insurance and Annuity Company (formerly the ING Life Insurance and Annuity Company) (the "Agents Non-Qualified Plan"). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan ("Career Agents"). The Agents Non-Qualified Plan was frozen effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and Voya Services Company. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

C-65

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Obligations and Funded Status

The following table summarizes the benefit obligations for the SERPs and Agents Non-Qualified Plan as of December 31, 2014 and 2013:

	Year Ended December 31,
	2014	2013
Change in benefit obligation:
Benefit obligation, January 1	$84.1	$97.2
Interest cost	4.0	3.8
Benefits paid	(4.8)	(7.8)
Actuarial (gains) losses on obligation	13.3	(9.1)
Benefit obligation, December 31	$96.6	$84.1

Amounts recognized on the Consolidated Balance Sheets in Other liabilities and in AOCI were as follows as of December 31, 2014 and 2013:

	December 31,
	2014	2013
Accrued benefit cost	$(96.6)	$(84.1)
Accumulated other comprehensive income (loss):
Prior service cost (credit)	(4.9)	(6.1)
Net amount recognized	$(101.5)	$(90.2)

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2014 and 2013 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2014	2013
Discount rate	4.36%	4.95%
Rate of compensation increase	4.00%	4.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company's pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 4.36% was the appropriate discount rate as of December 31, 2014, to calculate the Company's accrued benefit liability.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2014	2013	2012
Discount rate	4.95%	4.05%	4.75%
Rate of compensation increase	4.00%	4.00%	4.00%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

C-66

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan were as follows for the years ended December 31, 2014, 2013 and 2012:

	Year Ended December 31,
	2014	2013	2012
Interest cost	$4.0	$3.8	$4.4
Net (gain) loss recognition	13.3	(9.1)	3.4
Amortization of prior service cost (credit)	(1.2)	(1.2)	(1.2)
Net periodic (benefit) cost	$16.1	$(6.5)	$6.6

Cash Flows

In 2015, the Company is expected to contribute $5.5 to the SERPs and Agents Non-Qualified Plan.  Future expected benefit payments related to the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2015 through 2019 and thereafter through 2024, are estimated to be $5.5, $5.5, $5.6, $5.7, $5.6 and $28.9, respectively.

Share Based Compensation Plans

Certain employees of the Company participate in the 2013 and 2014 Omnibus Employee Incentive Plans ("the Omnibus Plans") sponsored by Voya Financial, Inc., with respect to awards granted in 2013 and 2014. Certain employees also participate in various ING Group share-based compensation plans with respect to awards granted prior to 2013. Upon closing of the IPO, certain awards granted by ING Group that, upon vesting, would have been issuable in the form of American Depository Receipts ("ADRs") of ING Group were converted into performance shares or restricted stock units ("RSUs") under the Omnibus Plans that upon vesting, will be issuable in Voya Financial, Inc. common stock.

The Company was allocated compensation expense from ING Group and Voya Financial, Inc. of $25.1, $17.0 and $11.0 for the years ended December 31, 2014, 2013 and 2012, respectively.

The Company recognized tax benefits of $8.6, $6.0 and $3.9 in 2014, 2013 and 2012, respectively. Excess tax benefits are recognized in Additional paid-in capital and are accounted for in a single pool available to all share-based compensation awards. Excess tax benefits in Additional paid-in capital are not recognized until the benefits result in a reduction in taxes payable. The Company uses tax law ordering when determining when excess tax benefits have been realized.

In addition, the Company, in conjunction with Voya Services Company, sponsors the following benefit plans:

•
The Voya 401(k) Plan for VRIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant's pre-tax deferral contribution, with a maximum of 6% of the participant's eligible pay. A request for a determination letter on the qualified status of the Voya 401(k) Plan for VRIAC Agents was filed with the IRS on January 1, 2008. A favorable determination letter was received dated January 5, 2011.

•
The Producers' Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

•	The Producers' Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

•
Certain health care and life insurance benefits for retired employees and their eligible dependents. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring these costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1, 2009. The Company continues to

C-67

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

•	The Voya Financial, Inc. Supplemental Executive Retirement Plan, which is a non-qualified defined benefit restoration pension plan.

•	The Voya Financial, Inc. Deferred Compensation Savings Plan, which is a non-qualified deferred compensation plan that includes a 401(k) excess component.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2014, 2013 and 2012, were $12.8, $11.3 and $11.9, respectively.

12.    Financing Agreements

Windsor Property Loan

On June 16, 2007, the State of Connecticut acting by the Department of Economic and Community Development ("DECD") loaned VRIAC $9.9 (the "DECD Loan") in connection with the development of the corporate office facility located at One Orange Way, Windsor, Connecticut that serves as the principal executive offices of the Company (the "Windsor Property"). The loan has a term of twenty years and bears an annual interest rate of 1.0%. As long as no defaults have occurred under the loan, no payments of principal or interest are due for the initial ten years of the loan. For the second ten years of the DECD Loan term, VRIAC is obligated to make monthly payments of principal and interest.

The DECD Loan provided for loan forgiveness during the first five years of the term at varying amounts up to $5.0 if VRIAC and its affiliates met certain employment thresholds at the Windsor Property during that period. On December 1, 2008, the DECD determined that the Company had met the employment thresholds for loan forgiveness and, accordingly, forgave $5.0 of the DECD Loan to VRIAC in accordance with the terms of the DECD Loan. The DECD Loan provides additional loan forgiveness at varying amounts up to $4.9 if VRIAC and its Voya affiliates meet certain employment thresholds at the Windsor Property during years five through ten of the loan. VRIAC's obligations under the DECD Loan are secured by an unlimited recourse guaranty from its affiliate, Voya Services Company. In November 2012, VRIAC provided a letter of credit to the DECD in the amount of $10.6 as security for its repayment obligations with respect to the loan.

At December 31, 2014 and 2013, the amount of the loan outstanding was $4.9, which was reflected in Long-term debt on the Consolidated Balance Sheets.

13.    Commitments and Contingencies

Leases

All of the Company's expenses for leased and subleased office properties are paid for by an affiliate and allocated back to the Company, as all remaining operating leases were executed by Voya Services Company as of December 31, 2008, which resulted in the Company no longer being party to any operating leases. For the years ended December 31, 2014, 2013 and 2012, rent expense for leases was $3.8, $4.0 and $4.9, respectively.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

As of December 31, 2014 and 2013, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $334.0 and $466.8, respectively.

C-68

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Restricted Assets

The Company is required to maintain assets on deposit with various regulatory authorities to support its insurance operations. The Company may also post collateral in connection with certain securities lending, repurchase agreements, funding agreement, letter of credit ("LOC") and derivative transactions as described further in this note. The components of the fair value of the restricted assets were as follows as of the dates indicated:

	December 31,
	2014	2013
Other fixed maturities-state deposits	$13.5	$13.1
Securities pledged(1)	235.3	140.1
Total restricted assets	$248.8	$153.2
(1) Includes the fair value of loaned securities of $174.9 and $97.6 as of December 31, 2014 and 2013, respectively, which is included in Securities pledged on the Consolidated Balance Sheets. In addition, as of December 31, 2014 and 2013, the Company delivered securities as collateral of $60.4 and $42.5, respectively, which was included in Securities pledged on the Consolidated Balance Sheets.

Litigation and Regulatory Matters

The Company is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonable possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including negligence, breach of contract, fraud, violation of regulation or statute, breach of fiduciary duty, negligent misrepresentation, failure to supervise, elder abuse and other torts.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, settlement payments, additional payments to beneficiaries and additional escheatment of funds deemed abandoned under state laws. They may also result in fines and penalties and changes to the Company's procedures for the identification and escheatment of abandoned property or the correction of processing errors and other financial liability.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters and litigation. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that the outcome of pending litigation and regulatory matters is not likely to have such an effect. However, given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. This paragraph contains an estimate of reasonably possible losses above any amounts accrued. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued, the estimate reflects the reasonably possible range of loss in excess of the accrued amounts. For matters for which a reasonably possible (but not probable) range of loss exists, the estimate reflects the reasonably possible and unaccrued loss or range of loss. As of December 31,

C-69

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2014, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters, as of such date, is not material to the Company.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

Litigation against the Company includes a case styled Healthcare Strategies, Inc., Plan Administrator of the Healthcare Strategies Inc. 401(k) Plan v. ING Life Insurance and Annuity Company (U.S.D.C. D. CT, filed February 22, 2011), in which two sponsors of 401(k) Plans governed by the Employee Retirement Income Act ("ERISA") claim that VRIAC has entered into revenue sharing agreements with mutual funds and others in violation of the prohibited transaction rules of ERISA. Among other things, the plaintiffs seek disgorgement of all revenue sharing payments and profits earned in connection with such payments, an injunction barring the practice of revenue sharing and attorney fees. On September 26, 2012, the district court certified the case as a class action in which the named plaintiffs represent approximately 15,000 similarly situated plan sponsors. On April 11, 2014, the parties submitted to the court a motion for preliminary approval of a class-wide settlement agreement under which VRIAC, without admitting liability, would make a payment to the class of approximately $15.0 and adopt certain changes in its disclosure practices. Final court approval which was required for the settlement to become effective, was received on September 25, 2014.

14.    Related Party Transactions

Operating Agreements

VRIAC has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

•
Investment Advisory agreement with Voya Investment Management LLC ("VIM") (formerly ING Investment Management LLC), an affiliate, in which VIM provides asset management, administrative and accounting services for VRIAC's general account. VRIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2014, 2013 and 2012, expenses were incurred in the amounts of $30.3, $27.7 and $27.0, respectively.

•
Services agreement with Voya Services Company for administrative, management, financial and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2014, 2013 and 2012, expenses were incurred in the amounts of $197.7, $187.1 and $183.5, respectively.

•
Services agreement between VRIAC and its U.S. insurance company affiliates for administrative, management, financial and information technology services, dated January 1, 2001 and amended effective January 1, 2002 and December 31, 2007. For the years ended December 31, 2014, 2013 and 2012, net expenses related to the agreement were incurred in the amount of $26.9, $22.6 and $30.8, respectively.

•
Service agreement with Voya Institutional Plan Services, LLC ("VIPS") (formerly ING Institutional Plan Services, LLC) effective November 30, 2008 pursuant to which VIPS provides record-keeper services to certain benefit plan clients of VRIAC. For the years ended December 31, 2014, 2013 and 2012, VRIAC's net earnings related to the agreement were in the amount of $8.1, $8.2 and $7.1, respectively.

•
Intercompany agreement with VIM pursuant to which VIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues VIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31, 2014, 2013 and 2012, revenue under the VIM intercompany agreement was $31.9, $30.5 and $26.2, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly owned subsidiary of its Parent.

C-70

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

•
Underwriting and distribution agreements with Voya Insurance and Annuity Company ("VIAC") (formerly ING USA Annuity and Life Insurance Company ("ING USA")) and ReliaStar Life Insurance Company of New York ("RLNY"), affiliated companies as well as VRIAC, whereby DSL serves as the principal underwriter for variable insurance products and provides wholesale distribution services for mutual fund custodial products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2014, 2013 and 2012, commissions were collected in the amount of $244.9, $242.1 and $225.5, respectively. Such commissions are, in turn, paid to broker-dealers.

•
Intercompany agreements with each of VIAC, VRIAC, VIPS, ReliaStar Life Insurance Company and Security Life of Denver Insurance Company (individually, the "Contracting Party") pursuant to which DSL agreed, effective January 1, 2010, to pay the Contracting Party, on a monthly basis, a portion of the revenues DSL earns as investment adviser to certain U.S. registered investment companies that are either investment option under certain variable insurance products of the Contracting Party or are purchased for certain customers of the Contracting Party. For the years ended December 31, 2014, 2013 and 2012, expenses were incurred under these intercompany agreements in the aggregate amount of $231.5, $230.5 and $212.3, respectively.

•
Service agreement with RLNY whereby DSL receives managerial and supervisory services and incurs a fee. For the years ended December 31, 2014, 2013 and 2012, expenses were incurred under this service agreement in the amount of $3.3, $3.4 and $3.2, respectively.

•
Administrative and advisory services agreements with Voya Investments, LLC (formerly ING Investments, LLC) and VIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of Voya Investors Trust (formerly ING Investors Trust). For the years ended December 31, 2014, 2013 and 2012, expenses were incurred in the amounts of $45.5, $34.0 and $27.0, respectively.

Reinsurance Agreements

The Company has entered into the following agreements that were accounted for under the deposit method with two of its affiliates. As of December 31, 2014 and 2013, the Company had deposit assets of $93.9 and $39.7, respectively, and deposit liabilities of $201.1 and $83.5, respectively related to these agreements. Deposit assets and liabilities are included in Other assets and Other liabilities, respectively, on the Consolidated Balance Sheets.

Effective January 1, 2014, VRIAC entered into a coinsurance agreement with Langhorne I, LLC, a newly formed affiliated captive reinsurance company to manage reserve and capital requirements in connection with a portion of our Stabilizer and Managed Custody Guarantee business.

Effective, December 31, 2012, the Company entered into an automatic reinsurance agreement with its affiliate, SLDI to manage the reserve and capital requirements in connection with a portion of its deferred annuities business. Under the terms of the agreement, the Company will reinsure to SLDI, on an indemnity reinsurance basis, a quota share of its liabilities on the certain contracts. The quota share percentage with respect to the contracts that are delivered or issued for delivery in the State of New York will be 90% and the quota share percentage with respect to the contracts that are delivered or issued for delivery outside of the State of New York will be 100%.

Investment Advisory and Other Fees

Effective January 1, 2007, VRIAC's investment advisory agreement to serve as investment advisor to certain variable funds offered in Company products (collectively, the "Company Funds"), was assigned to DSL. VRIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay VRIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their average daily net assets. The total amount of compensation and fees received by the Company from the Company Funds and separate accounts totaled $210.4, $152.4 and $135.0 (excludes fees paid to Voya Investment Management Co. LLC (formerly ING Investment Management Co. LLC)) in 2014, 2013 and 2012, respectively.

DSL has been retained by Voya Investors Trust, an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to Voya Investors Trust. Under the management agreement, DSL provides or arranges for the

C-71

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

provision of all services necessary for the ordinary operations of Voya Investors Trust. DSL earns a monthly fee based on a percentage of average daily net assets of Voya Investors Trust. DSL has entered into an administrative services subcontract with Voya Funds Services, LLC (formerly ING Funds Services, LLC), an affiliate, pursuant to which Voya Funds Services, LLC, provides certain management, administrative and other services to Voya Investors Trust and is compensated a portion of the fees received by DSL under the management agreement. In addition to being the investment advisor of the Trust, DSL is the investment advisor of Voya Partners, Inc. (formerly ING Partners, Inc.), an affiliate. DSL and Voya Partners, Inc. have an investment advisory agreement, whereby DSL has overall responsibility to provide portfolio management services for Voya Partners, Inc. Voya Partners, Inc. pays DSL a monthly fee which is based on a percentage of average daily net assets. For the years ended December 31, 2014, 2013 and 2012, revenue received by DSL under these agreements (exclusive of fees paid to affiliates) was $414.3, $418.2 and $370.6, respectively. At December 31, 2014 and 2013, DSL had $33.0 and $36.5, respectively, receivable from Voya Investors Trust under the management agreement.

Financing Agreements

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with Voya Financial, Inc., an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2016, either party can borrow from the other up to 3.0% of the Company's statutory admitted assets as of the preceding December 31. For the year ended December 31, 2014, interest on any borrowing by either the Company or Voya Financial, Inc. was charged at a rate based on the prevailing market rate for similar third-party borrowings or securities. During the years ended December 31, 2013 and 2012, interest on any Company borrowing was charged at the rate of Voya Financial, Inc.'s cost of funds for the interest period, plus 0.15%.  During the years ended December 31, 2013 and 2012, interest on any Voya Financial, Inc. borrowing was charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, the Company incurred immaterial interest expense for the year ended December 31, 2014. The Company did not incur any interest expense for the years ended December 31, 2013 and 2012. The Company earned interest income of $0.4, $0.0 and $0.5 for the years ended December 31, 2014, 2013 and 2012, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, in the Consolidated Statements of Operations.  As of December 31, 2014 and 2013, the Company did not have any outstanding receivable/payable with Voya Financial, Inc. under the reciprocal loan agreement.

During the second quarter of 2012, Voya Financial, Inc. repaid the then outstanding receivable due under the reciprocal loan agreement from the proceeds of its $5.0 billion Senior Unsecured Credit Facility which was entered into on April 20, 2012. The Company and Voya Financial, Inc. continue to maintain the reciprocal loan agreement, and future borrowings by either party will be subject to the reciprocal loan terms summarized above.

Note with Affiliate

On December 29, 2004, VIAC issued a surplus note in the principal amount of $175.0 (the "Note") scheduled to mature on December 29, 2034, to VRIAC. The Note bears interest at a rate of 6.26% per year. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income was $11.1 for the years ended December 31, 2014, 2013 and 2012.

C-72

PART C - OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
	(a)	Financial Statements:
		(1)	Included in Part A
Condensed Financial Information
		(2)	Included in Part B:
Financial Statements of Variable Annuity Account B:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2014
		-	Statements of Operations for the year ended December 31, 2014
		-	Statements of Changes in Net Assets for the years ended December 31, 2014 and 2013
		-	Notes to Financial Statements
Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Consolidated Balance Sheets as of December 31, 2014 and 2013
		-	Consolidated Statements of Operations for the years ended December 31, 2014, 2013 and 2012
		-	Consolidated Statements of Comprehensive Income for the years ended December 31, 2014, 2013 and 2012
		-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2014, 2013 and 2012
		-	Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012
		-	Notes to Consolidated Financial Statements
	(b)	Exhibits
(1)

Resolution establishing Variable Annuity Account B (“Registrant”). (Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 033-75986, as filed on April 22, 1996.)

		(2)	Not Applicable.
		(3.1)	Standard form of Broker-Dealer Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-81216, as filed on April 11, 2006.)
(3.2)

Underwriting Agreement dated November 17, 2006, between ING Life Insurance and Annuity Company and ING Financial Advisers, LLC. (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4, File No. 33-75996, as filed on December 20, 2006.)

		(3.3)	Confirmation of Underwriting Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-81216, as filed on April 11, 2006.)
		(3.4)	Federated Broker Dealer Agreement (9/2/94). (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4, File No. 33-79122, as filed on August 16, 1995.)
(3.5)

Intercompany Agreement dated December 22, 2010 between Directed Services LLC and ING Life Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4, File No. 333-167680, as filed on February 11, 2011.)

(3.6)

Amendment No. 1 to the Intercompany Agreement dated December 1, 2013 (effective December 23, 2013) to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between Directed Services LLC (DSL) and ING Life Insurance and Annuity Company (ILIAC). (Incorporated herein by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4, File No. 333-167680, as filed on April 9, 2014).

(3.7)

Amendment No. 2 effective as of September 30, 2014 to the Intercompany Agreement dated December 22, 2010 by and between Directed Services LLC and ING Life Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4, File No. 033-75962, as filed on December 16, 2014.)

(3.8)

Amendment No. 3 effective as of April 1, 2015 to the Intercompany Agreement dated December 22, 2010, as amended, by and between Directed Services LLC and Voya Retirement Insurance and Annuity Company, attached.

(3.9)

Intercompany Agreement dated December 22, 2010 between ING Investment Management LLC and ING Life Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4, File No. 333-167680, as filed on February 11, 2011.)

(3.10)

Amendment No. 1 to the Intercompany Agreement dated December 1, 2013 (effective December 23, 2013) to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC (IIM) and ING Life Insurance and Annuity Company (ILIAC), (Incorporated herein by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4, File No. 333-167680, as filed on April 9, 2014).

		(4.1)	Variable Annuity Contract (G-CDA-97(NY)). (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-34370, as filed on December 16, 1997.)
(4.2)

Variable Annuity Contract Certificate (GMCC-97(NY)) to Contract G-CDA-97(NY). (Incorporated herein by reference to Post-effective Amendment 32 to Registration Statement on Form N-4, File No. 33-34370, as filed on December 16, 1997.)

		(4.3)	Variable Annuity Contract (G-MP1(5/97)). (Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4, File No. 33-34370, as filed on September 29, 1997.)
(4.4)

Variable Annuity Contract Certificate (MP1CERT(5/97)). (Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4, File No. 33-34370, as filed on September 29, 1997.)

		(4.5)	Variable Annuity Contract (I-MP1(5/97)). (Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4, File No. 33-34370, as filed on September 29, 1997.)
		(4.6)	Variable Annuity Contract (G-MP1(5/96)). (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 21, 1997.)
(4.7)

Variable Annuity Contract Certificate (MP1CERT(5/96)). (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 21, 1997.)

		(4.8)	Variable Annuity Contract (G-CDA-96(NY)). (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 21, 1997.)
		(4.9)	Variable Annuity Contract (I-MP1(5/96)). (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 21, 1997.)
(4.10)

Variable Annuity Contract Certificate (GMCC-96(NY)). (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 21, 1997.)

		(4.11)	Variable Annuity Contract (G-CDA-IC(NQ)). (Incorporated herein by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-4, File No. 33-34370, as filed on April 17, 1998.)
(4.12)

Variable Annuity Contract Certificate (GMCC-IC(NQ)). (Incorporated herein by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-4, File No. 33-34370, as filed on April 17, 1998.)

(4.13)

Variable Annuity Contract Certificate (GMCC-IC(NQ/MP)). (Incorporated herein by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-4, File No. 33-34370, as filed on April 17, 1998.)

		(4.14)	Variable Annuity Contract (G-CDA-IC(IR)). (Incorporated herein by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-4, File No. 33-34370, as filed on April 17, 1998.)
(4.15)

Variable Annuity Contract Certificate (GMCC-IC(IR)). (Incorporated herein by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4, File No. 33-34370, as filed on April 9, 1999.)

		(4.16)	Variable Annuity Contract (I-CDA-IC(IR/MP)). (Incorporated herein by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-4, File No. 33-34370, as filed on April 17, 1998.)
(4.17)

Variable Annuity Contracts and Certificates (G-CDA-IC(IR/NY)), (GMCC-IC(IR/NY)), (G-CDA-IC(NQ/NY)) and (GMCC-IC(NQ/NY)). (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4, File No. 33-87932), as filed on September 19, 1995.)

(4.18)

Endorsements (MP1IRA(5/97)) and (I-MP1IRA(5/97)) to Contract G-MP1(5/96) and Certificate MP1CERT(5/96). (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 21, 1997.)

(4.19)

Endorsements (MP1QP(5/97)) and (I-MP1QP(5/97)) to Contract G-MP1(5/96) and Certificate MP1CERT(5/96). (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 21, 1997.)

(4.20)

Endorsements (MP1TDA(5/97)) and (I-MP1TDA(5/97)) to Contract G-MP1(5/96) and Certificate MP1CERT(5/96). (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 21, 1997.)

(4.21)

Endorsements (MP1DC(5/97)) and (I-MP1DC(5/97)) to Contract G-MP1(5/96) and Certificate MP1CERT(5/96). (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 21, 1997.)

(4.22)

Endorsement (MP1IRA(11/96)) to Contract G-CDA-96(NY) and Certificate GMCC-96(NY). (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 21, 1997.)

(4.23)

Endorsement (MP1END(9/97)) to Contract I-MP1(5/97). (Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4, File No. 33-34370, as filed on September 29, 1997.)

(4.24)

Endorsement (E1-MPROTH-97)) to Contract G-MP1(5/97). (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-34370, as filed on December 16, 1997.)

(4.25)

Endorsement (EI1MPROTH-97)) to Contract IMP1(5/97). (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-34370, as filed on December 16, 1997.)

(4.26)

Endorsement (MP1IRA(11/97) to Contract G-MP1(5/97)). (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-34370, as filed on December 16, 1997.)

(4.27)

Endorsement (I-MP1IRA(11/97) to Contract I-MP1(5/97)). (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-34370, as filed on December 16, 1997.)

(4.28)

Endorsement (MP1END(9/97)) to Contract G-MP1(5/97) and Certificate MP1CERT(5/97). (Incorporated herein by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 12, 1998.)

(4.29)

Endorsement (I-MP1END(9/97)) to Contract I-MP1(5/97). (Incorporated herein by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 12, 1998.)

(4.30)

Endorsement (MPNQEND(4/95) to Contract G-CDA-IC(NQ). (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 27, 1998.)

(4.31)

Endorsement (MPIREND(4/95) to Contract G-CDA-IC(IR). (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 27, 1998.)

(4.32)

Endorsement (IMPNQEND(4/95) to Contract I-CDA-IC(NQ/MP). (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 27, 1998.)

(4.33)

Endorsement (EMPGET98) to Contract G-MP1(5/97). (Incorporated herein by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4, File No. 33-34370, as filed on September 14, 1998.)

(4.34)

Endorsement (MPNQCERTEND(4/95)) to Certificate GMCC-IC(NQ). (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 27, 1998.)

(4.35)

Endorsement (MPIRCERTEND(4/95)) to Certificate GMCC-IC(IR). (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 27, 1998.)

		(4.36)	Endorsement (EGET(99) to Contracts.. (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4, File No. 333-01107, as filed on April 7, 1999.)
(4.37)

Endorsement ENMCHG(05/02) and ENMCHG1(05/02) for name change. (Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4, File No. 33-75962, as filed on April 8, 2002.)

(4.38)

Contract Schedule I Accumulation Period (G-MP1(11/97)-5) to Group Contract G-MP1(5/97). (Incorporated herein by reference to post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-34370, as filed on April 8, 2002.)

(4.39)

Contract Schedule I Accumulation Period (I-MP1(11/97)-5) to Individual Contract I-MP1(5/97). (Incorporated herein by reference to post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-34370, as filed on April 8, 2002.)

(5.1)

Variable Annuity Contract Application (MPAPPNY(1/96)). (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-34370, as filed on December 16, 1997.)

(5.2)

Variable Annuity Contract Application (300-MAR-IB). (Incorporated herein by reference to Post-Effective Amendment No. 29 to Registration Statement on Form N-4, File No. 33-34370, as filed on August 18, 1997.)

(5.3)

Variable Annuity Contract Application (710.6.13). (Incorporated herein by reference to Post-Effective Amendment No. 29 to Registration Statement on Form N-4, File No. 33-34370, as filed on August 18, 1997.)

(6.1)

Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of ING Life Insurance and Annuity Company). (Incorporated herein by reference to ING Life Insurance and Annuity Company Annual Report on Form 10-K, File No. 33-23376, as filed on March 31, 2008.)

(6.2)

Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective October 1, 2007. (Incorporated herein by reference to the ING Life Insurance and Annuity Company annual report on form 10-K, File No. 33-23376, as filed on March 31, 2008.)

		(7)	Not Applicable
(8.1)

Fund Participation Agreement dated as of May 1, 1998, by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to Initial Registration Statement on Form N-4, File No. 333-56297, as filed on June 8, 1998.)

(8.2)

Amendment dated November 9, 1998, to Fund Participation Agreement dated as of May 1, 1998, by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 2 on Form N-4, File No. 333-56297, as filed on December 14, 1998.)

(8.3)

Second Amendment dated December 31, 1999, to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 19 on Form N-4, File No. 333-01107, as filed on February 16, 2000.)

(8.4)

Third Amendment dated February 11, 2000, to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, and December 31, 1999, by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 20 on Form N-4, File No. 333-01107, as filed on April 4, 2000.)

(8.5)

Fourth Amendment dated May 1, 2000 , to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, December 31, 1999, and February 11, 2000, by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 20 on Form N-4, File No. 333-01107, as filed on April 4, 2000.)

(8.6)

Fifth Amendment dated February 27, 2001, to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, December 31, 1999, February 11, 2000, and May 1, 2000, by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 24 on Form N-4, File No. 333-01107, as filed on April 13, 2001.)

(8.7)

Sixth Amendment dated as of June 19, 2001, to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, December 31, 1999, February 11, 2000, May 1, 2000 , and February 27, 2001, by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 32 on Form N-4, File No. 33-75988, as filed on April 13, 2004.)

(8.8)

Service Agreement effective as of May 1, 1998, between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series. (Incorporated herein by reference to Initial Registration Statement on Form N-4, File No. 333-56297, as filed on June 8, 1998.)

(8.9)

Amendment dated November 4, 1998, and effective as of October 15, 1998, to Service Agreement effective as of May 1, 1998, between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4, File No. 333-56297, as filed on December 14, 1998.)

(8.10)

Second Amendment dated February 11, 2000, to Service Agreement effective as of May 1, 1998, and amended on November 4, 1998, between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4, File No. 333-01107, as filed on April 4, 2000.)

(8.11)

Third Amendment dated May 1, 2000 , to Service Agreement effective as of May 1, 1998, and amended on November 4, 1998, and February 11, 2000, between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4, File No. 333-01107, as filed on April 4, 2000.)

(8.12)

Fourth Amendment dated as of June 26, 2001, to Service Agreement effective as of May 1, 1998, and amended on November 4, 1998, February 11, 2000, and May 1, 2000, between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-75988, as filed on April 13, 2004.)

(8.13)

Fund Participation Agreement dated December 1, 1997, among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4, File No. 333-01107, as filed on February 19, 1998.)

(8.14)

Service Agreement dated December 1, 1997, between Calvert Asset Management Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4, File No. 333-01107, as filed on February 19, 1998.)

(8.15)

Rule 22c-2 Agreement dated no later than April 16, 2007, and is effective as of October 16, 2007, between Calvert Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 60 to Registration Statement on form N-4, File No. 33-75962, as filed on June 15, 2007.)

(8.16)

Amended and Restated Participation Agreement as of June 26 2009 by and among ING Life Insurance and Annuity Company, Variable Insurance Products Fund, Variable Insurance Products Fund II and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.17)

First Amendment effective June 26, 2009 to Participation Agreement as of June 26, 2009 by and among ING Life Insurance and Annuity Company, Variable Insurance Products Fund, Variable Insurance Products Fund II and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.18)

Letter Agreement dated May 16, 2007, and effective July 2, 2007, between ING Life Insurance and Annuity Company, Variable Insurance Products Fund, Variable Insurance Products Fund I, Variable Insurance Products Fund II, Variable Insurance Products Fund V and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-4, File No. 33-75962, a filed on July 27, 2007.)

(8.19)

Service Agreement effective as of June 1, 2002, by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4, File No. 33-75988, as filed on August 5, 2004.)

(8.20)

Service Contract effective as of June 1, 2002, by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4, File No. 33-75988, as filed on August 5, 2004.)

(8.21)

First Amendment effective April 1, 2005 to Service Contract between Fidelity Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 • Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006.

(8.22)

Second Amendment effective April 1, 2006 to Service Contract between Fidelity Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 • Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006.

(8.23)

Rule 22c-2 Agreement dated no later than April 16, 2007, and is effective as of October 16, 2007, between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4, File No. 33-75962, as filed on June 15, 2007.

(8.24)

Fund Participation Agreement dated April 30, 2003, among ING Life Insurance and Annuity Company, The GCG Trust (renamed effective May 1, 2003, ING Investors Trust) and Directed Services, Inc. (Incorporated herein by reference to Post-effective Amendment No. 54 to Registration Statement on Form N-1A, File No. 33-23512, as filed on August 1, 2003.)

(8.25)

Amendment dated October 9, 2006 to the Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity Company, ING Investors Trust and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006.

(8.26)

Fund Participation Agreement dated as of November 28, 2001, among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC. (Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4, File No. 33-75962, as filed on April 8, 2002.)

(8.27)

Amendment dated March 5, 2002, between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial Advisers, LLC) to Fund Participation Agreement dated November 28, 2001. (Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4, File No. 33-75962, as filed on April 8, 2002.)

(8.28)

Amendment dated May 1, 2003 , between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC to Fund Participation Agreement dated November 28, 2001, and subsequently amended on March 5, 2002. (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4, File No. 33-75988, as filed on April 10, 2003.)

(8.29)

Amendment dated November 1, 2004, to the Fund Participation Agreement between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated November 28, 2001, and subsequently amended on March 5, 2002, and May 1, 2003 . (Incorporated herein by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-1A, File No. 333-32575, as filed on April 1, 2005.)

(8.30)

Amendment dated April 29, 2005, to the Fund Participation Agreement between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated November 28, 2001, and subsequently amended on March 5, 2002, May 1, 2003 , and November 1, 2004. (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-81216, as filed on April 11, 2006.)

(8.31)

Amendment dated August 31, 2005, to the Fund Participation Agreement between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated November 28, 2001, subsequently amended on March 5, 2002, May 1, 2003, and November 1, 2004, and April 29, 2005. (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-81216, as filed on April 11, 2006.)

(8.32)

Amendment dated December 7, 2005, to the Fund Participation Agreement between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated November 28, 2001, subsequently amended on March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, and August 31, 2005. (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-81216, as filed on April 11, 2006.)

(8.33)

Shareholder Servicing Agreement (Service Class Shares) dated as of November 27, 2001, between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4, File No. 33-75962, as filed on April 8, 2002.)

(8.34)

Amendment dated March 5, 2002, between Portfolio Partners (to be renamed ING Partners, Inc. effective may 1, 2002 ) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement dated November 27, 2001. (Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4, File No. 33-75962, as filed on April 8, 2002.)

(8.35)

Amendment dated May 1, 2003 , by and between ING Portfolio Partners, Inc. to the Shareholder Servicing Agreement (Service Class Shares) dated November 27, 2001, as amended on March 5, 2002. (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4, File No. 33-75988, as filed on April 1, 2003.)

(8.36)

Amendment dated November 1, 2004 to the Shareholder Servicing Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, as amended on March 5, 2002 and May 1, 2003 • Incorporated by reference to Initial Registration Statement on Form N-4 (File No.333-134760), as filed on June 6, 2006.

(8.37)

Amendment dated April 29, 2005, to the Shareholder Servicing Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, and as amended on March 5, 2002, May 1, 2003 , and November 1, 2004. (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-81216, as filed on April 11, 2006.)

(8.38)

Amendment dated December 7, 2005 to the Shareholder Servicing Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003 , November 1, 2004 and April 29, 2005 • Incorporated by reference to Initial Registration Statement on Form N-4 (File No.333-134760), as filed on June 6, 2006.

(8.39)

Amendment dated April 28, 2006 to the Shareholder Servicing Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003 , November 1, 2004, April 29, 2005 and December 7, 2005 • Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.

(8.40)

Rule 22c-2 Agreement dated no later than April 16, 2007, is effective October 16, 2007, between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4, File No. 33-75962, as filed on June 15, 2007.)

		(9)	Opinion and Consent of Counsel, attached.
		(10)	Consent of Independent Registered Public Accounting Firm, attached.
		(11)	Not Applicable
		(12)	Not Applicable
		(13)	Authorization for Signatures. (Incorporated herein by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4, File No. 33-75986, as filed on April 2, 1996.)
		(14)	Powers of Attorney, attached.

Item 25	Directors and Officers of the Depositor
Name	Principal Business Address	Positions and Offices with Depositor
Alain M. Karaoglan*	230 Park Avenue New York, NY 10169	Director and President
Rodney O. Martin, Jr.*	230 Park Avenue New York, NY 10169	Director
Chetlur S. Ragavan*	230 Park Avenue New York, NY 10169	Director, Executive Vice President and Chief Risk Officer
Michael S. Smith*	1475 Dunwoody Drive West Chester, PA 19380	Director
Ewout L. Steenbergen*	230 Park Avenue New York, NY 10169	Director and Executive Vice President, Finance
Tina A. Campbell	30 Braintree Hill Office Park, Flrs 2-4 Braintree MA 02184	Senior Vice President and Deputy General Counsel
Joseph J. Elmy	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President, Tax
Ralph R. Ferraro	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Michael J. Gioffre	One Orange Way Windsor, CT 06095-4774	Senior Vice President, Compliance
Howard F. Greene	230 Park Avenue New York, NY 10169	Senior Vice President, Compensation
Megan A. Huddleston	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Assistant Secretary
Christine L. Hurtsellers	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President
Carolyn M. Johnson	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Mark B. Kaye*	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Chief Financial Officer
Patrick D. Lusk	1475 Dunwoody Drive West Chester, PA 19380	Senior Vice President and Appointed Actuary
Richard T. Mason	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Gilbert E. Mathis	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President
David S. Pendergrass	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Treasurer
Steven T. Pierson*	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Chief Accounting Officer
Justin Smith	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Deputy General Counsel
Jennifer M. Ogren	20 Washington Avenue South Minneapolis, MN 55401	Secretary
Anne M. Iezzi	One Orange Way Windsor, CT 06095-4774	Vice President and Chief Compliance Officer
Brian J. Baranowski	One Orange Way Windsor, CT 06095-4774	Vice President, Compliance
Kristi L. Cooper	909 Locust Street Des Moines, IA 50309	Vice President, Compliance

Name	Principal Business Address	Positions and Offices with Depositor
Chad M. Eslinger	20 Washington Avenue South Minneapolis, MN 55401	Vice President, Compliance Officer
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Vice President, Compliance
Spencer T. Shell	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer

*Principal delegated legal authority to execute this registration statement pursuant to Powers of Attorney Exhibit 14, attached.

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 1 to Registration Statement on Form N-4 for Separate Account B of Voya Insurance and Annuity Company (File No. 333-196391), as filed with the Securities and Exchange Commission on April 7, 2015.

Item 27.	Number of Contract Owners
As of February 28, 2015 there were 3,946 qualified contract owners and 3,950 non-qualified contract owners.

Item 28.	Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, Voya Financial, Inc. maintains Professional Liability and Fidelity bond, Employment Practices liability and Network Security insurance policies issued by an international insurer. The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more. The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: Errors and Omissions/Professional Liability, Employment Practices liability and Fidelity/Crime (a.k.a. “Financial Institutional Bond”) and Network Security (a.k.a. “Cyber/IT”).

Section 20 of the Voya Financial Partners, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that Voya Financial Partners, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of Voya Financial Partners, LLC, as long as he acted in good faith on behalf of Voya Financial Partners, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29.	Principal Underwriter
(a)

In addition to serving as the principal underwriter for the Registrant, Voya Financial Partners, LLC acts as the principal underwriter for Variable Life Account B of Voya Retirement Insurance and Annuity Company (VRIAC), Variable Annuity Account C of VRIAC, Variable Annuity Account I of VRIAC and Variable Annuity Account G of VRIAC (separate accounts of VRIAC registered as unit investment trusts under the 1940 Act). Voya Financial Partners, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B and C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

	(b)	The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Principal Underwriter
James L. Nichols, IV	One Orange Way Windsor, CT 06095-4774	Director and President
Kristin H. Hultgren	One Orange Way Windsor, CT 06095-4774	Chief Financial Officer
Thomas W. Halloran	30 Braintree Hill Office Park, Flrs. 2-4 Braintree, MA 02184	Director
Richard H. Linton, Jr.	One Orange Way Windsor, CT 06095-4774	Director
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Chief Compliance Officer
Joseph J. Elmy	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President, Tax
David S. Pendergrass	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Treasurer
Megan A. Huddleston	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Secretary

	(c)	Compensation from January 1, 2014 to December 31, 2014:
		(1)	(2)	(3)	(4)	(5)
		Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*
		Voya Financial Partners, LLC				$1,955,431.33

*

Reflects compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of Voya Retirement Insurance and Annuity Company during 2014.

Item 30.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by Voya Retirement Insurance and Annuity Company at One Orange Way, Windsor, CT 06095-4774 and Voya Services Company at 5780 Powers Ferry Road, Atlanta, GA 30327-4390 and 1475 Dunwoody Drive, West Chester, PA 19380-1478.

Item 31.	Management Services
Not Applicable

Item 32.	Undertakings
Registrant hereby undertakes:
(i)

to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(ii)

to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(iii) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS

The Company hereby represents that with respect to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff's No-Action Letter dated August 30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans SEC No-Action Letter, 2012 WL 3862169, August 30, 2012.

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended. See American Council of Life Insurance; S.E.C. No-Action Letter, 1988 WL 1235221, November 28, 1988.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Voya Retirement Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by Voya Retirement Insurance and Annuity Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Voya Retirement Insurance and Annuity Company, Variable Annuity Account B, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of West Chester, and Commonwealth of Pennsylvania, on the 22nd day of April, 2014.

By: VARIABLE ANNUITY ACCOUNT B
(Registrant)

By: VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Depositor)

By: Alain M. Karaoglan*
Alain M. Karaoglan President and Director (principal executive officer)

By: /s/ Brian H. Buckley
Brian H. Buckley as Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated and on April 22, 2015.

Signatures	Titles

Alain M. Karaoglan *	President and Director
Alain M. Karaoglan	(principal executive officer)

Steven T. Pierson*	Senior Vice President and Chief Accounting Officer
Steven T. Pierson	(principal accounting officer)

Mark B. Kaye*	Senior Vice President and Chief Financial Officer
Mark B. Kaye	(principal financial officer)

Michael S. Smith*	Director
Michael S. Smith

Ewout L. Steenbergen*	Director
Ewout L. Steenbergen

Chetlur S. Ragavan*	Director
Chetlur S. Ragavan

Rodney O. Martin*	Director
Rodney O. Martin

By:	/s/ Brian H. Buckley
Brian H. Buckley as Attorney-in-Fact
*Executed by Brian H. Buckley on behalf of those indicated pursuant to Powers of Attorney.

Exhibit Index

Item	Exhibit	Type #

24(b)(3.8)	Amendment No. 3 effective as of April 1, 2015 to the Intercompany Agreement dated December 22, 2010, as amended, by and between Directed Services LLC and Voya Retirement Insurance and Annuity Company.	EX-99.B3.8

24(b)(9)	Opinion and Consent of Counsel	EX-99.B9

24(b)(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10

24(b)(14)	Powers of Attorney	EX-99.B14